================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2014 - APRIL 30, 2015

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   7
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  10
         U.S. Large Cap Equity Portfolio................................  13
         U.S. Large Cap Value Portfolio.................................  16
         U.S. Targeted Value Portfolio..................................  17
         U.S. Small Cap Value Portfolio.................................  20
         U.S. Core Equity 1 Portfolio...................................  23
         U.S. Core Equity 2 Portfolio...................................  26
         U.S. Vector Equity Portfolio...................................  29
         U.S. Small Cap Portfolio.......................................  32
         U.S. Micro Cap Portfolio.......................................  35
         DFA Real Estate Securities Portfolio...........................  38
         Large Cap International Portfolio..............................  40
         International Core Equity Portfolio............................  44
         International Small Company Portfolio..........................  49
         Japanese Small Company Portfolio...............................  50
         Asia Pacific Small Company Portfolio...........................  50
         United Kingdom Small Company Portfolio.........................  51
         Continental Small Company Portfolio............................  51
         DFA International Real Estate Securities Portfolio.............  52
         DFA Global Real Estate Securities Portfolio....................  56
         DFA International Small Cap Value Portfolio....................  58
         International Vector Equity Portfolio..........................  62
         World ex U.S. Value Portfolio..................................  66
         World ex U.S. Targeted Value Portfolio.........................  67
         World ex U.S. Core Equity Portfolio............................  68
         World Core Equity Portfolio....................................  75
         Selectively Hedged Global Equity Portfolio.....................  76
         Emerging Markets Portfolio.....................................  77
         Emerging Markets Small Cap Portfolio...........................  77
         Emerging Markets Value Portfolio...............................  77
         Emerging Markets Core Equity Portfolio.........................  78
     Statements of Assets and Liabilities...............................  83
     Statements of Operations...........................................  90
     Statements of Changes in Net Assets................................  97
     Financial Highlights............................................... 107
     Notes to Financial Statements...................................... 126

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  DFA Investment Dimensions Group Inc. - DFA Commodity Strategy
    Portfolio
     Consolidated Disclosure of Fund Expenses........................... 155
     Consolidated Disclosure of Portfolio Holdings...................... 156
     Consolidated Schedule of Investments............................... 157
     Consolidated Statement of Assets and Liabilities................... 162
     Consolidated Statement of Operations............................... 163
     Consolidated Statements of Changes in Net Assets................... 164
     Consolidated Financial Highlights.................................. 165
     Consolidated Notes to Financial Statements......................... 166
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................ 178
     Disclosure of Portfolio Holdings................................... 180
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 181
         U.S. Large Company Portfolio................................... 182
     Statements of Assets and Liabilities............................... 185
     Statements of Operations........................................... 186
     Statements of Changes in Net Assets................................ 187
     Financial Highlights............................................... 188
     Notes to Financial Statements...................................... 190
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................ 200
     Disclosure of Portfolio Holdings................................... 202
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 204
         The DFA International Value Series............................. 207
         The Japanese Small Company Series.............................. 211
         The Asia Pacific Small Company Series.......................... 214
         The United Kingdom Small Company Series........................ 216
         The Continental Small Company Series........................... 219
         The Canadian Small Company Series.............................. 223
         The Emerging Markets Series.................................... 226
         The Emerging Markets Small Cap Series.......................... 230
     Statements of Assets and Liabilities............................... 234
     Statements of Operations........................................... 236
     Statements of Changes in Net Assets................................ 238
     Financial Highlights............................................... 241
     Notes to Financial Statements...................................... 246

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  Dimensional Emerging Markets Value Fund
     Disclosure of Fund Expenses........................................ 255
     Disclosure of Portfolio Holdings................................... 256
     Summary Schedule of Portfolio Holdings............................. 257
     Statement of Assets and Liabilities................................ 261
     Statement of Operations............................................ 262
     Statements of Changes in Net Assets................................ 263
     Financial Highlights............................................... 264
     Notes to Financial Statements...................................... 265
  Voting Proxies on Fund Portfolio Securities........................... 271
  Board Approval of Investment Advisory Agreements...................... 272

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
CAD     Canadian Dollars
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/14  04/30/15    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,044.70    0.23%    $1.17
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.65    0.23%    $1.15

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,043.70    0.19%    $0.96
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.85    0.19%    $0.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,037.60    0.27%    $1.36
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,035.00    0.47%    $2.37
    Class R2 Shares................. $1,000.00 $1,034.20    0.62%    $3.13
    Institutional Class Shares...... $1,000.00 $1,036.00    0.37%    $1.87
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,031.00    0.52%    $2.62
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,047.70    0.18%    $0.91
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,046.10    0.21%    $1.07
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,036.90    0.32%    $1.62
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,042.80    0.37%    $1.87
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/14  04/30/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,037.40    0.52%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,024.80    0.18%    $0.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,051.80    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.41    0.28%    $1.40

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,059.60    0.38%    $1.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.91    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,072.70    0.53%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,072.90    0.54%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.12    0.54%    $2.71

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,015.90    0.55%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,084.90    0.58%    $3.00
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.92    0.58%    $2.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/14  04/30/15    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.20    0.55%    $2.89
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.07    0.55%    $2.76

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,039.80    0.34%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.11    0.34%    $1.71

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,030.50    0.29%    $1.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.36    0.29%    $1.45

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,079.60    0.68%    $3.51
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,063.10    0.49%    $2.51
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.36    0.49%    $2.46

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,052.90    0.53%    $2.70
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.53%    $2.66

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,064.00    0.66%    $3.38
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.52    0.66%    $3.31

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,059.30    0.47%    $2.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.46    0.47%    $2.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,050.70    0.35%    $1.78
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,061.60    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,022.80    0.56%    $2.81
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.90    0.72%    $3.68
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,027.50    0.81%    $4.07
 Institutional Class Shares................... $1,000.00 $1,028.80    0.56%    $2.82
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,033.10    0.61%    $3.07
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.77    0.61%    $3.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World ex U.S. Targeted Value Portfolio..... 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  21.9%
              Foreign Corporate............................   9.7%
              Foreign Government...........................  11.8%
              Government...................................  49.6%
              Supranational................................   7.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   8.8%
              Energy.......................................   7.1%
              Financials...................................  13.8%
              Health Care..................................  13.6%
              Industrials..................................  12.9%
              Information Technology.......................  19.4%
              Materials....................................   4.2%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   2.9%
              Energy.......................................   6.8%
              Financials...................................  26.7%
              Health Care..................................   6.8%
              Industrials..................................  18.6%
              Information Technology.......................  13.8%
              Materials....................................   7.5%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.9%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   3.4%
              Energy.......................................   9.1%
              Financials...................................  24.9%
              Health Care..................................   6.4%
              Industrials..................................  18.6%
              Information Technology.......................  14.5%
              Materials....................................   6.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.6%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.9%
              Financials...................................  14.3%
              Health Care..................................  12.2%
              Industrials..................................  13.8%
              Information Technology.......................  18.1%
              Materials....................................   4.9%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.4%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   6.1%
              Energy.......................................   9.5%
              Financials...................................  16.2%
              Health Care..................................  11.4%
              Industrials..................................  14.7%
              Information Technology.......................  16.9%
              Materials....................................   5.2%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   4.3%
              Energy.......................................   9.9%
              Financials...................................  23.4%
              Health Care..................................   8.6%
              Industrials..................................  15.0%
              Information Technology.......................  14.2%
              Materials....................................   5.8%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  18.3%
              Consumer Staples.............................   3.8%
              Energy.......................................   3.8%
              Financials...................................  18.0%
              Health Care..................................  10.4%
              Industrials..................................  17.1%
              Information Technology.......................  18.4%
              Materials....................................   5.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.9%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   3.1%
              Financials...................................  17.7%
              Health Care..................................  10.7%
              Industrials..................................  19.7%
              Information Technology.......................  17.4%
              Materials....................................   5.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.8%
              Financials...................................  22.8%
              Health Care..................................  10.3%
              Industrials..................................  13.5%
              Information Technology.......................   4.4%
              Materials....................................   9.5%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.8%
              Financials...................................  21.0%
              Health Care..................................   6.4%
              Industrials..................................  16.9%
              Information Technology.......................   5.9%
              Materials....................................  11.7%
              Other........................................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  95.9%
              Real Estate Investment Trusts................   3.6%
              Other........................................   0.5%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  21.2%
              Consumer Staples.............................   3.9%
              Energy.......................................   4.4%
              Financials...................................  21.1%
              Health Care..................................   1.6%
              Industrials..................................  25.2%
              Information Technology.......................   5.6%
              Materials....................................  16.1%
              Other........................................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   6.7%
              Energy.......................................   7.5%
              Financials...................................  22.5%
              Health Care..................................   4.6%
              Industrials..................................  18.4%
              Information Technology.......................   6.4%
              Materials....................................  13.4%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   7.4%
              Energy.......................................   7.3%
              Financials...................................  22.0%
              Health Care..................................   5.0%
              Industrials..................................  16.4%
              Information Technology.......................   7.9%
              Materials....................................  11.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.2%
              Consumer Staples.............................   7.7%
              Energy.......................................   6.4%
              Financials...................................  24.8%
              Health Care..................................   3.2%
              Industrials..................................  10.6%
              Information Technology.......................  16.8%
              Materials....................................  10.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.3%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (48.3%)
AUSTRALIA -- (0.5%)
Rio Tinto Finance USA, Ltd.
     2.250%, 09/20/16..............................   1,000 $ 1,017,483
                                                            -----------

CANADA -- (9.0%)
Export Development Canada
     1.250%, 10/26/16..............................   3,135   3,165,952
Ontario, Province of Canada
     1.000%, 07/22/16..............................   4,000   4,020,436
     1.600%, 09/21/16..............................   1,050   1,063,706
Quebec, Province of Canada
     5.125%, 11/14/16..............................   1,000   1,066,955
Royal Bank of Canada
     1.450%, 09/09/16..............................   1,000   1,009,054
     1.200%, 01/23/17..............................     585     588,165
Thomson Reuters Corp.
     1.300%, 02/23/17..............................   1,023   1,023,057
Toronto-Dominion Bank (The)
     2.375%, 10/19/16..............................   5,900   6,039,252
TransCanada PipeLines, Ltd.
     3.400%, 06/01/15..............................   1,500   1,502,901
                                                            -----------
TOTAL CANADA.......................................          19,479,478
                                                            -----------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................   3,000   3,057,894
                                                            -----------

FRANCE -- (0.5%)
Caisse des Depots et Consignations
     0.875%, 11/07/16..............................   1,000   1,003,118
                                                            -----------

JAPAN -- (0.7%)
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................     540     545,339
Sumitomo Mitsui Banking Corp.
     2.650%, 01/12/17..............................   1,000   1,022,222
                                                            -----------
TOTAL JAPAN........................................           1,567,561
                                                            -----------

NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16..............................   5,000   5,031,855
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     3.375%, 01/19/17..............................     830     863,222
Deutsche Telekom International Finance BV
     5.750%, 03/23/16..............................     880     917,703
                                                            -----------
TOTAL NETHERLANDS..................................           6,812,780
                                                            -----------

NORWAY -- (2.3%)
Kommunalbanken A.S.
     0.875%, 10/03/16..............................   5,000   5,017,930
                                                            -----------

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
SPAIN -- (0.3%)
Telefonica Emisiones SAU
     6.421%, 06/20/16..............................     584 $   618,799
                                                            -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
Council Of Europe Development Bank
     1.250%, 09/22/16..............................   5,000   5,046,220
European Bank for Reconstruction & Development
     1.375%, 10/20/16..............................   4,000   4,054,864
European Investment Bank
     1.250%, 10/14/16..............................   5,000   5,048,985
Inter-American Development Bank
     0.875%, 11/15/16..............................   1,000   1,003,307
                                                            -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......          15,153,376
                                                            -----------

SWEDEN -- (1.1%)
Svenska Handelsbanken AB
     3.125%, 07/12/16..............................   2,391   2,456,265
                                                            -----------

UNITED KINGDOM -- (2.5%)
Barclays Bank P.L.C.
     5.000%, 09/22/16..............................   1,000   1,054,248
Network Rail Infrastructure Finance P.L.C.
     1.250%, 08/31/16..............................   2,000   2,017,962
Royal Bank of Scotland Group P.L.C.
     2.550%, 09/18/15..............................     700     704,074
Vodafone Group P.L.C.
     5.625%, 02/27/17..............................     715     770,273
     1.625%, 03/20/17..............................     761     767,660
                                                            -----------
TOTAL UNITED KINGDOM...............................           5,314,217
                                                            -----------

UNITED STATES -- (19.8%)
Amgen, Inc.
     2.500%, 11/15/16..............................  $1,535   1,570,019
Anadarko Petroleum Corp.
     5.950%, 09/15/16..............................   1,000   1,063,616
AT&T, Inc.
     2.950%, 05/15/16..............................   1,489   1,518,951
Bank of America Corp.
     3.625%, 03/17/16..............................   1,000   1,023,423
     3.875%, 03/22/17..............................     500     522,202
Baxter International, Inc.
     5.900%, 09/01/16..............................   1,000   1,063,617
     1.850%, 01/15/17..............................   1,000   1,014,045
Boston Scientific Corp.
     6.400%, 06/15/16..............................   1,000   1,056,386
Capital One Financial Corp.
     5.250%, 02/21/17..............................   1,492   1,592,679

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Citigroup, Inc.
    1.300%, 04/01/16.............................  $1,000 $1,003,588
    4.450%, 01/10/17.............................     585    615,108
Comerica, Inc.
    3.000%, 09/16/15.............................   1,000  1,007,305
CVS Health Corp.
    1.200%, 12/05/16.............................   1,500  1,509,618
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,000  1,007,108
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   1,500  1,526,850
Ecolab, Inc.
    3.000%, 12/08/16.............................     622    640,726
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000  1,013,164
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000  1,029,372
General Electric Capital Corp.
    5.375%, 10/20/16.............................   1,000  1,066,172
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000  1,026,392
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500  1,507,484
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................     800    821,677
Mattel, Inc.
    2.500%, 11/01/16.............................   1,000  1,015,678
McKesson Corp.
    1.292%, 03/10/17.............................   1,000  1,002,738
MetLife, Inc.
    6.750%, 06/01/16.............................   1,000  1,062,703
Morgan Stanley
    5.750%, 10/18/16.............................   1,000  1,065,904
    5.450%, 01/09/17.............................   1,000  1,066,705
Mylan, Inc.
    1.350%, 11/29/16.............................   1,000    997,505
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   2,000  1,999,158
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000  1,000,410
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,000  1,059,920
Prudential Financial, Inc.
    3.000%, 05/12/16.............................     710    725,315
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     250    254,858
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141  1,219,823
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   1,000  1,026,584
Stryker Corp.
    2.000%, 09/30/16.............................   1,000  1,016,892

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (Continued)
Thermo Fisher Scientific, Inc.
     2.250%, 08/15/16.............................. $ 2,000 $  2,030,840
Waste Management, Inc.
     2.600%, 09/01/16..............................     605      617,545
Wells Fargo & Co.
     3.676%, 06/15/16..............................   1,500    1,549,128
                                                            ------------
TOTAL UNITED STATES................................           42,911,208
                                                            ------------
TOTAL BONDS........................................          104,410,109
                                                            ------------

AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
     0.625%, 10/14/16..............................   2,000    2,002,162
Federal National Mortgage Association
     5.250%, 09/15/16..............................   3,000    3,194,817
                                                            ------------
TOTAL AGENCY OBLIGATIONS...........................            5,196,979
                                                            ------------

U.S. TREASURY OBLIGATIONS -- (47.3%)
U.S. Treasury Notes
     0.625%, 02/15/17..............................  36,000   36,056,232
     0.875%, 02/28/17..............................  37,000   37,225,478
     0.875%, 04/15/17..............................  29,000   29,163,125
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................          102,444,835
                                                            ------------

                                                    Shares
                                                    ------
EXCHANGE-TRADED FUNDS -- (2.0%)
UNITED STATES -- (2.0%)
     SPDR S&P 500 ETF Trust........................  21,100    4,399,772
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $213,790,626)..............................          $216,451,695
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    --------------------------------------------
                                     Level 1     Level 2    Level 3    Total
                                    ---------- ------------ ------- ------------
Bonds
 Australia.........................         -- $  1,017,483   --    $  1,017,483
 Canada............................         --   19,479,478   --      19,479,478
 Finland...........................         --    3,057,894   --       3,057,894
 France............................         --    1,003,118   --       1,003,118
 Japan.............................         --    1,567,561   --       1,567,561
 Netherlands.......................         --    6,812,780   --       6,812,780
 Norway............................         --    5,017,930   --       5,017,930
 Spain.............................         --      618,799   --         618,799
 Supranational Organization
   Obligations.....................         --   15,153,376   --      15,153,376
 Sweden............................         --    2,456,265   --       2,456,265
 United Kingdom....................         --    5,314,217   --       5,314,217
 United States.....................         --   42,911,208   --      42,911,208
Agency Obligations.................         --    5,196,979   --       5,196,979
U.S. Treasury Obligations..........         --  102,444,835   --     102,444,835
Exchange-Traded Funds.............. $4,399,772           --   --       4,399,772
Futures Contracts**................  3,595,859           --   --       3,595,859
                                    ---------- ------------   --    ------------
TOTAL.............................. $7,995,631 $212,051,923   --    $220,047,554
                                    ========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                          Shares    Value+    of Net Assets**
                                          ------    ------    ---------------
   COMMON STOCKS -- (95.6%)
   Consumer Discretionary -- (14.3%)
   *   Amazon.com, Inc...................   8,975 $ 3,785,476            0.7%
       Comcast Corp. Class A.............  75,162   4,341,357            0.8%
       Ford Motor Co..................... 126,885   2,004,783            0.4%
       Home Depot, Inc. (The)............  33,978   3,634,966            0.7%
       McDonald's Corp...................  24,997   2,413,460            0.4%
       Time Warner, Inc..................  32,702   2,760,376            0.5%
       Walt Disney Co. (The).............  39,913   4,339,341            0.8%
       Other Securities..................          58,214,279           10.6%
                                                  -----------           -----
   Total Consumer Discretionary                    81,494,038           14.9%
                                                  -----------           -----
   Consumer Staples -- (8.4%)
       Altria Group, Inc.................  50,783   2,541,689            0.5%
       Coca-Cola Co. (The)...............  88,895   3,605,581            0.7%
       CVS Health Corp...................  29,770   2,955,863            0.5%
       PepsiCo, Inc......................  38,148   3,628,638            0.7%
       Philip Morris International, Inc..  31,146   2,599,757            0.5%
       Procter & Gamble Co. (The)........  62,152   4,941,705            0.9%
       Wal-Mart Stores, Inc..............  45,552   3,555,334            0.6%
       Other Securities..................          23,974,155            4.3%
                                                  -----------           -----
   Total Consumer Staples                          47,802,722            8.7%
                                                  -----------           -----
   Energy -- (6.8%)
       Chevron Corp......................  42,295   4,697,283            0.9%
       Exxon Mobil Corp.................. 125,285  10,946,150            2.0%
       Other Securities..................          23,207,100            4.2%
                                                  -----------           -----
   Total Energy                                    38,850,533            7.1%
                                                  -----------           -----
   Financials -- (13.1%)
       American Express Co...............  25,957   2,010,370            0.4%
       Bank of America Corp.............. 206,960   3,296,873            0.6%
   *   Berkshire Hathaway, Inc. Class B..  37,001   5,224,911            1.0%
       Citigroup, Inc....................  58,766   3,133,403            0.6%
       JPMorgan Chase & Co...............  71,785   4,541,119            0.8%
       Wells Fargo & Co.................. 125,496   6,914,830            1.3%
       Other Securities..................          50,043,393            9.0%
                                                  -----------           -----
   Total Financials                                75,164,899           13.7%
                                                  -----------           -----
   Health Care -- (13.0%)
       AbbVie, Inc.......................  41,437   2,679,316            0.5%
   *   Actavis P.L.C.....................   7,416   2,097,690            0.4%
       Amgen, Inc........................  14,743   2,328,067            0.4%
   *   Biogen, Inc.......................   5,430   2,030,440            0.4%
   *   Gilead Sciences, Inc..............  38,283   3,847,824            0.7%
       Johnson & Johnson.................  68,621   6,807,203            1.3%
       Merck & Co., Inc..................  68,584   4,084,863            0.8%
       Pfizer, Inc....................... 143,450   4,867,258            0.9%
       UnitedHealth Group, Inc...........  26,110   2,908,654            0.5%
       Other Securities..................          42,449,461            7.7%
                                                  -----------           -----
   Total Health Care.....................          74,100,776           13.6%
                                                  -----------           -----
   Industrials -- (12.4%)
       3M Co.............................  15,580   2,436,556            0.4%
       Boeing Co. (The)..................  17,307   2,480,785            0.5%
       General Electric Co............... 239,747   6,492,349            1.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................    28,309 $  3,007,265            0.6%
      United Technologies Corp...........................    21,024    2,391,480            0.4%
      Other Securities...................................             53,838,119            9.8%
                                                                    ------------          ------
Total Industrials........................................             70,646,554           12.9%
                                                                    ------------          ------
Information Technology -- (18.5%)
      Apple, Inc.........................................   132,134   16,536,570            3.0%
      Cisco Systems, Inc.................................   128,291    3,698,630            0.7%
*     Google, Inc. Class A...............................     5,682    3,118,111            0.6%
*     Google, Inc. Class C...............................     5,760    3,094,953            0.6%
      Hewlett-Packard Co.................................    62,937    2,075,033            0.4%
      Intel Corp.........................................   171,411    5,579,428            1.0%
      International Business Machines Corp...............    18,890    3,235,668            0.6%
      MasterCard, Inc. Class A...........................    25,743    2,322,276            0.4%
      Microsoft Corp.....................................   218,082   10,607,508            1.9%
      Oracle Corp........................................    94,788    4,134,653            0.8%
      QUALCOMM, Inc......................................    33,308    2,264,944            0.4%
      Visa, Inc. Class A.................................    38,344    2,532,621            0.5%
      Other Securities...................................             46,769,865            8.5%
                                                                    ------------          ------
Total Information Technology.............................            105,970,260           19.4%
                                                                    ------------          ------
Materials -- (4.0%)
      Other Securities...................................             23,193,437            4.2%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                570,167            0.1%
                                                                    ------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................   138,659    4,803,148            0.9%
      Verizon Communications, Inc........................   136,734    6,896,863            1.3%
      Other Securities...................................              2,514,479            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             14,214,490            2.6%
                                                                    ------------          ------
Utilities -- (2.5%)
      Other Securities...................................             14,298,667            2.6%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            546,306,543           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,371            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%. 1,676,105    1,676,105            0.3%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@  DFA Short Term Investment Fund..................... 2,017,068   23,337,472            4.3%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $522,587,464)..................................             $571,327,491          104.4%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 81,494,038          --   --    $ 81,494,038
   Consumer Staples..............   47,802,722          --   --      47,802,722
   Energy........................   38,850,533          --   --      38,850,533
   Financials....................   75,164,899          --   --      75,164,899
   Health Care...................   74,100,776          --   --      74,100,776
   Industrials...................   70,646,554          --   --      70,646,554
   Information Technology........  105,970,260          --   --     105,970,260
   Materials.....................   23,193,437          --   --      23,193,437
   Real Estate Investment Trusts.      570,167          --   --         570,167
   Telecommunication Services....   14,214,490          --   --      14,214,490
   Utilities.....................   14,298,667          --   --      14,298,667
 Rights/Warrants.................           -- $     7,371   --           7,371
 Temporary Cash Investments......    1,676,105          --   --       1,676,105
 Securities Lending Collateral...           --  23,337,472   --      23,337,472
                                  ------------ -----------   --    ------------
 TOTAL........................... $547,982,648 $23,344,843   --    $571,327,491
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,827,842,084
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $10,500,397,052)............................ $15,827,842,084
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (85.2%)
Consumer Discretionary -- (12.4%)
    Dillard's, Inc. Class A............   211,147 $   27,784,834            0.4%
#   GameStop Corp. Class A.............   635,798     24,503,655            0.4%
    Graham Holdings Co. Class B........    31,543     32,266,281            0.5%
    Lear Corp..........................   264,536     29,371,432            0.5%
    Service Corp. International........   974,502     26,974,215            0.4%
#*  Skechers U.S.A., Inc. Class A......   268,478     24,141,542            0.4%
#   Wendy's Co. (The).................. 2,361,897     23,902,398            0.4%
    Other Securities...................              737,845,508           11.5%
                                                  --------------           -----
Total Consumer Discretionary...........              926,789,865           14.5%
                                                  --------------           -----
Consumer Staples -- (2.5%)
    Ingredion, Inc.....................   343,934     27,308,360            0.4%
    Pinnacle Foods, Inc................   530,218     21,500,340            0.3%
    Other Securities...................              136,438,740            2.2%
                                                  --------------           -----
Total Consumer Staples.................              185,247,440            2.9%
                                                  --------------           -----
Energy -- (5.8%)
*   Newfield Exploration Co............   617,097     24,214,886            0.4%
    Other Securities...................              412,743,060            6.4%
                                                  --------------           -----
Total Energy...........................              436,957,946            6.8%
                                                  --------------           -----
Financials -- (22.8%)
*   Alleghany Corp.....................    48,148     22,799,041            0.4%
    American Financial Group, Inc......   465,774     29,436,917            0.5%
#*  Arch Capital Group, Ltd............   353,598     21,456,327            0.3%
    Assurant, Inc......................   471,974     29,007,522            0.5%
    Axis Capital Holdings, Ltd.........   606,646     31,581,991            0.5%
*   E*TRADE Financial Corp............. 1,078,431     31,048,028            0.5%
    Everest Re Group, Ltd..............   186,504     33,367,431            0.5%
#   Legg Mason, Inc....................   731,595     38,518,477            0.6%
    NASDAQ OMX Group, Inc. (The).......   858,799     41,763,395            0.7%
#   New York Community Bancorp, Inc.... 2,005,431     34,473,359            0.5%
#   PacWest Bancorp....................   483,491     21,805,444            0.3%
    PartnerRe, Ltd.....................   321,083     41,098,624            0.7%
#   People's United Financial, Inc..... 1,543,963     23,329,281            0.4%
    Reinsurance Group of America, Inc..   329,817     30,217,834            0.5%
    RenaissanceRe Holdings, Ltd........   256,659     26,304,981            0.4%
    WR Berkley Corp....................   545,701     26,733,892            0.4%
#   Zions Bancorporation...............   956,282     27,096,250            0.4%
    Other Securities...................            1,197,911,521           18.6%
                                                  --------------           -----
Total Financials.......................            1,707,950,315           26.7%
                                                  --------------           -----
Health Care -- (5.8%)
*   Community Health Systems, Inc......   548,400     29,438,112            0.5%
#   Omnicare, Inc......................   571,559     50,285,761            0.8%
    Other Securities...................              352,529,093            5.4%
                                                  --------------           -----
Total Health Care......................              432,252,966            6.7%
                                                  --------------           -----
Industrials -- (15.9%)
#   ADT Corp. (The)....................   760,943     28,611,457            0.5%
    Alaska Air Group, Inc..............   449,041     28,765,567            0.5%
    AMERCO.............................    84,246     27,130,582            0.4%
*   Avis Budget Group, Inc.............   665,365     36,022,861            0.6%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
#*    JetBlue Airways Corp...............................  1,516,297 $   31,129,577            0.5%
#     Owens Corning......................................    624,093     24,127,435            0.4%
      Ryder System, Inc..................................    309,611     29,524,505            0.5%
#     Trinity Industries, Inc............................    970,590     26,293,283            0.4%
      Waste Connections, Inc.............................    578,653     27,433,939            0.4%
      Other Securities...................................               931,606,874           14.4%
                                                                     --------------          ------
Total Industrials........................................             1,190,646,080           18.6%
                                                                     --------------          ------
Information Technology -- (11.7%)
*     ARRIS Group, Inc...................................    666,291     22,437,349            0.4%
*     Arrow Electronics, Inc.............................    510,838     30,502,137            0.5%
      Avnet, Inc.........................................    659,675     28,121,945            0.4%
#*    First Solar, Inc...................................    629,345     37,553,016            0.6%
      Marvell Technology Group, Ltd......................  1,932,134     27,069,197            0.4%
*     Qorvo, Inc.........................................    343,773     22,658,078            0.4%
      Other Securities...................................               711,088,706           11.0%
                                                                     --------------          ------
Total Information Technology.............................               879,430,428           13.7%
                                                                     --------------          ------
Materials -- (6.3%)
      MeadWestvaco Corp..................................    614,336     29,979,597            0.5%
      Reliance Steel & Aluminum Co.......................    417,707     27,033,997            0.4%
      Rock-Tenn Co. Class A..............................    341,862     21,530,469            0.3%
      Steel Dynamics, Inc................................  1,029,643     22,786,000            0.4%
      Other Securities...................................               374,678,176            5.8%
                                                                     --------------          ------
Total Materials..........................................               476,008,239            7.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                14,733,426            0.2%
                                                                     --------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp.......................  4,105,667     28,164,876            0.4%
      Other Securities...................................                53,163,953            0.9%
                                                                     --------------          ------
Total Telecommunication Services.........................                81,328,829            1.3%
                                                                     --------------          ------
Utilities -- (0.7%)
      UGI Corp...........................................    820,951     28,577,304            0.4%
      Other Securities...................................                27,841,190            0.5%
                                                                     --------------          ------
Total Utilities..........................................                56,418,494            0.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             6,387,764,028           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   783,692            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%. 11,930,669     11,930,669            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@  DFA Short Term Investment Fund..................... 94,988,888  1,099,021,434           17.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,984,320,241)...................................            $7,499,499,823          117.1%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  926,789,865             --   --    $  926,789,865
  Consumer Staples..............    185,247,440             --   --       185,247,440
  Energy........................    436,957,946             --   --       436,957,946
  Financials....................  1,707,950,315             --   --     1,707,950,315
  Health Care...................    432,252,966             --   --       432,252,966
  Industrials...................  1,190,646,080             --   --     1,190,646,080
  Information Technology........    879,430,428             --   --       879,430,428
  Materials.....................    476,008,239             --   --       476,008,239
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.     14,733,426             --   --        14,733,426
  Telecommunication Services....     81,328,829             --   --        81,328,829
  Utilities.....................     56,418,494             --   --        56,418,494
Rights/Warrants.................             -- $      783,692   --           783,692
Temporary Cash Investments......     11,930,669             --   --        11,930,669
Securities Lending Collateral...             --  1,099,021,434   --     1,099,021,434
                                 -------------- --------------   --    --------------
TOTAL........................... $6,399,694,697 $1,099,805,126   --    $7,499,499,823
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (13.3%)
#   Group 1 Automotive, Inc.....................   845,912 $   66,810,130            0.6%
*   Helen of Troy, Ltd..........................   842,455     73,807,483            0.6%
    Marriott Vacations Worldwide Corp...........   755,034     62,071,345            0.5%
    Penske Automotive Group, Inc................ 1,195,305     58,342,837            0.5%
#   Rent-A-Center, Inc.......................... 1,917,613     56,761,345            0.5%
#   Scholastic Corp............................. 1,407,493     57,200,516            0.5%
#*  Skechers U.S.A., Inc. Class A...............   806,551     72,525,066            0.6%
#   Wendy's Co. (The)........................... 5,376,970     54,414,936            0.5%
    Other Securities............................            1,391,375,257           11.2%
                                                           --------------           -----
Total Consumer Discretionary....................            1,893,308,915           15.5%
                                                           --------------           -----
Consumer Staples -- (2.9%)
#   Fresh Del Monte Produce, Inc................ 1,822,914     67,320,214            0.6%
*   Seaboard Corp...............................    18,588     66,916,800            0.6%
    Other Securities............................              279,424,672            2.2%
                                                           --------------           -----
Total Consumer Staples..........................              413,661,686            3.4%
                                                           --------------           -----
Energy -- (7.8%)
#   Bristow Group, Inc.......................... 1,363,054     84,686,545            0.7%
    Delek US Holdings, Inc...................... 2,312,487     85,377,020            0.7%
    Exterran Holdings, Inc...................... 2,670,497     98,995,324            0.8%
*   Helix Energy Solutions Group, Inc........... 3,976,422     65,531,435            0.5%
#*  PDC Energy, Inc............................. 1,124,044     63,778,257            0.5%
    Other Securities............................              710,948,533            5.8%
                                                           --------------           -----
Total Energy....................................            1,109,317,114            9.0%
                                                           --------------           -----
Financials -- (21.5%)
    American Equity Investment Life Holding Co.. 2,408,374     64,905,679            0.5%
    Argo Group International Holdings, Ltd...... 1,121,078     54,921,611            0.5%
    Aspen Insurance Holdings, Ltd............... 1,545,152     72,204,953            0.6%
#   CNO Financial Group, Inc.................... 8,460,765    143,833,005            1.2%
#   Endurance Specialty Holdings, Ltd........... 1,510,617     91,211,054            0.8%
#   First American Financial Corp............... 2,056,410     71,542,504            0.6%
#   Hanover Insurance Group, Inc. (The)......... 1,232,968     84,544,616            0.7%
#   Kemper Corp................................. 1,729,296     65,142,580            0.5%
#*  MBIA, Inc................................... 7,271,848     63,628,670            0.5%
#   Montpelier Re Holdings, Ltd................. 1,977,273     75,353,874            0.6%
    StanCorp Financial Group, Inc...............   884,406     63,747,985            0.5%
    Susquehanna Bancshares, Inc................. 6,444,540     86,614,618            0.7%
#   Umpqua Holdings Corp........................ 4,077,772     69,362,902            0.6%
#   Washington Federal, Inc..................... 2,783,280     60,118,848            0.5%
#   Webster Financial Corp...................... 2,642,412     94,677,622            0.8%
#   Wintrust Financial Corp..................... 1,502,666     73,239,941            0.6%
    Other Securities............................            1,820,933,678           14.8%
                                                           --------------           -----
Total Financials................................            3,055,984,140           25.0%
                                                           --------------           -----
Health Care -- (5.6%)
#*  Amsurg Corp.................................   938,937     58,890,129            0.5%
*   LifePoint Hospitals, Inc.................... 1,892,213    141,688,909            1.2%
    Other Securities............................              589,327,718            4.7%
                                                           --------------           -----
Total Health Care...............................              789,906,756            6.4%
                                                           --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (16.0%)
#     AMERCO.............................................     340,511 $   109,658,162            0.9%
#     Covanta Holding Corp...............................   3,022,647      61,329,508            0.5%
#*    Esterline Technologies Corp........................   1,145,345     127,465,445            1.0%
#     GATX Corp..........................................   1,763,892      95,955,725            0.8%
#*    JetBlue Airways Corp...............................   5,279,787     108,394,027            0.9%
      Other Securities...................................               1,773,094,125           14.5%
                                                                      ---------------          ------
Total Industrials........................................               2,275,896,992           18.6%
                                                                      ---------------          ------
Information Technology -- (12.5%)
*     CACI International, Inc. Class A...................     860,161      75,900,607            0.6%
#     Convergys Corp.....................................   3,909,664      88,671,180            0.7%
*     Fairchild Semiconductor International, Inc.........   4,380,362      79,569,276            0.7%
*     Qorvo, Inc.........................................   1,101,705      72,613,377            0.6%
*     Sanmina Corp.......................................   2,830,700      57,548,131            0.5%
#     SYNNEX Corp........................................   1,382,286     105,744,879            0.9%
#*    Tech Data Corp.....................................   1,279,399      72,119,722            0.6%
#     Vishay Intertechnology, Inc........................   4,998,232      63,377,582            0.5%
      Other Securities...................................               1,158,156,442            9.4%
                                                                      ---------------          ------
Total Information Technology.............................               1,773,701,196           14.5%
                                                                      ---------------          ------
Materials -- (6.0%)
#     Commercial Metals Co...............................   4,076,784      67,674,614            0.6%
      Graphic Packaging Holding Co.......................   5,416,146      76,367,659            0.6%
#*    Louisiana-Pacific Corp.............................   4,943,815      75,343,741            0.6%
#     Olin Corp..........................................   1,969,108      58,147,759            0.5%
      Other Securities...................................                 573,218,393            4.6%
                                                                      ---------------          ------
Total Materials..........................................                 850,752,166            6.9%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                     418,158            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities...................................                  71,643,319            0.6%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                  10,157,642            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,244,748,084          100.0%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   2,465,905            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
Temporary Cash Investments -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  15,287,776      15,287,776            0.1%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 167,602,589   1,939,161,951           15.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $11,086,378,361)..................................             $14,201,663,716          116.0%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                    ------------------------------------------------------
                                        Level 1        Level 2     Level 3      Total
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 1,893,308,915             --   --    $ 1,893,308,915
 Consumer Staples..................     413,661,686             --   --        413,661,686
 Energy............................   1,109,317,114             --   --      1,109,317,114
 Financials........................   3,055,984,125 $           15   --      3,055,984,140
 Health Care.......................     789,906,756             --   --        789,906,756
 Industrials.......................   2,275,896,992             --   --      2,275,896,992
 Information Technology............   1,773,701,196             --   --      1,773,701,196
 Materials.........................     850,752,166             --   --        850,752,166
 Other.............................              --             --   --                 --
 Real Estate Investment Trusts.....         418,158             --   --            418,158
 Telecommunication Services........      71,643,319             --   --         71,643,319
 Utilities.........................      10,157,642             --   --         10,157,642
Preferred Stocks
 Other.............................              --             --   --                 --
Rights/Warrants....................              --      2,465,905   --          2,465,905
Temporary Cash Investments
 Temporary Cash Investments........      15,287,776             --   --         15,287,776
Securities Lending Collateral......              --  1,939,161,951   --      1,939,161,951
                                    --------------- --------------   --    ---------------
TOTAL.............................. $12,260,035,845 $1,941,627,871   --    $14,201,663,716
                                    =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (14.1%)
*   Amazon.com, Inc...................   168,592 $   71,108,734            0.6%
    Comcast Corp. Class A............. 1,235,593     71,367,852            0.6%
    Home Depot, Inc. (The)............   669,747     71,649,534            0.6%
    McDonald's Corp...................   495,702     47,860,028            0.4%
    Starbucks Corp....................   753,434     37,355,258            0.3%
    Time Warner, Inc..................   608,624     51,373,952            0.4%
    Walt Disney Co. (The).............   551,069     59,912,222            0.5%
    Other Securities..................            1,554,635,386           12.2%
                                                 --------------           -----
Total Consumer Discretionary..........            1,965,262,966           15.6%
                                                 --------------           -----
Consumer Staples -- (6.9%)
    Altria Group, Inc.................   989,845     49,541,742            0.4%
    Coca-Cola Co. (The)............... 1,684,858     68,337,840            0.5%
    CVS Health Corp...................   578,655     57,454,655            0.5%
    PepsiCo, Inc......................   762,332     72,513,020            0.6%
    Philip Morris International, Inc..   538,659     44,961,867            0.4%
    Procter & Gamble Co. (The)........   836,210     66,487,057            0.5%
    Wal-Mart Stores, Inc..............   707,960     55,256,278            0.4%
    Other Securities..................              540,388,523            4.3%
                                                 --------------           -----
Total Consumer Staples................              954,940,982            7.6%
                                                 --------------           -----
Energy -- (7.2%)
    Chevron Corp......................   769,745     85,487,880            0.7%
    ConocoPhillips....................   562,318     38,192,639            0.3%
    Exxon Mobil Corp.................. 2,087,371    182,373,604            1.5%
    Kinder Morgan, Inc................   876,354     37,639,404            0.3%
    Schlumberger, Ltd.................   396,427     37,505,958            0.3%
    Other Securities..................              615,717,992            4.8%
                                                 --------------           -----
Total Energy..........................              996,917,477            7.9%
                                                 --------------           -----
Financials -- (12.9%)
    Bank of America Corp.............. 4,123,620     65,689,267            0.5%
*   Berkshire Hathaway, Inc. Class B..   644,204     90,968,047            0.7%
    Citigroup, Inc.................... 1,212,655     64,658,765            0.5%
    JPMorgan Chase & Co............... 1,494,916     94,568,386            0.8%
    Wells Fargo & Co.................. 2,040,609    112,437,556            0.9%
    Other Securities..................            1,367,891,621           10.9%
                                                 --------------           -----
Total Financials......................            1,796,213,642           14.3%
                                                 --------------           -----
Health Care -- (11.0%)
    AbbVie, Inc.......................   794,806     51,392,156            0.4%
*   Actavis P.L.C.....................   157,032     44,418,072            0.4%
    Amgen, Inc........................   256,292     40,471,070            0.3%
*   Celgene Corp......................   360,073     38,909,488            0.3%
*   Gilead Sciences, Inc..............   741,250     74,503,038            0.6%
    Johnson & Johnson................. 1,204,979    119,533,917            1.0%
    Merck & Co., Inc..................   952,375     56,723,455            0.5%
    Pfizer, Inc....................... 2,271,237     77,063,071            0.6%
    UnitedHealth Group, Inc...........   412,297     45,929,886            0.4%
    Other Securities..................              983,895,153            7.7%
                                                 --------------           -----
Total Health Care.....................            1,532,839,306           12.2%
                                                 --------------           -----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.4%)
      3M Co..............................................     305,092 $    47,713,338            0.4%
      Boeing Co. (The)...................................     338,719      48,551,981            0.4%
      General Electric Co................................   3,704,920     100,329,234            0.8%
      Union Pacific Corp.................................     406,641      43,197,473            0.4%
      Other Securities...................................               1,489,002,146           11.8%
                                                                      ---------------          ------
Total Industrials........................................               1,728,794,172           13.8%
                                                                      ---------------          ------
Information Technology -- (16.4%)
      Apple, Inc.........................................   2,526,546     316,197,232            2.5%
      Cisco Systems, Inc.................................   1,887,619      54,420,056            0.4%
*     Facebook, Inc. Class A.............................     691,953      54,505,138            0.4%
*     Google, Inc. Class A...............................      68,974      37,850,862            0.3%
      Hewlett-Packard Co.................................   1,245,191      41,053,947            0.3%
      Intel Corp.........................................   2,892,186      94,140,654            0.8%
      International Business Machines Corp...............     437,734      74,979,457            0.6%
      MasterCard, Inc. Class A...........................     500,872      45,183,663            0.4%
      Microsoft Corp.....................................   3,371,150     163,972,736            1.3%
      Oracle Corp........................................   1,521,597      66,372,061            0.5%
      Visa, Inc. Class A.................................     671,338      44,341,875            0.4%
      Other Securities...................................               1,282,262,006           10.2%
                                                                      ---------------          ------
Total Information Technology.............................               2,275,279,687           18.1%
                                                                      ---------------          ------
Materials -- (4.4%)
      Other Securities...................................                 611,556,422            4.9%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                         503            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  19,523,155            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (2.1%)
#     AT&T, Inc..........................................   3,436,477     119,039,563            1.0%
      Verizon Communications, Inc........................   2,188,850     110,405,594            0.9%
      Other Securities...................................                  69,240,484            0.5%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 298,685,641            2.4%
                                                                      ---------------          ------
Utilities -- (2.7%)
      Other Securities...................................                 372,412,598            3.0%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,552,426,551           99.9%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     421,843            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%.  38,403,710      38,403,710            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund..................... 114,587,368   1,325,775,850           10.6%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,237,749,459)..................................             $13,917,027,954          110.8%
                                                                      ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,965,262,966             --   --    $ 1,965,262,966
  Consumer Staples..............     954,940,982             --   --        954,940,982
  Energy........................     996,917,477             --   --        996,917,477
  Financials....................   1,796,213,641 $            1   --      1,796,213,642
  Health Care...................   1,532,839,306             --   --      1,532,839,306
  Industrials...................   1,728,794,172             --   --      1,728,794,172
  Information Technology........   2,275,279,687             --   --      2,275,279,687
  Materials.....................     611,556,422             --   --        611,556,422
  Other.........................              --            503   --                503
  Real Estate Investment Trusts.      19,523,155             --   --         19,523,155
  Telecommunication Services....     298,685,641             --   --        298,685,641
  Utilities.....................     372,412,598             --   --        372,412,598
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        421,843   --            421,843
Temporary Cash Investments......      38,403,710             --   --         38,403,710
Securities Lending Collateral...              --  1,325,775,850   --      1,325,775,850
                                 --------------- --------------   --    ---------------
TOTAL........................... $12,590,829,757 $1,326,198,197   --    $13,917,027,954
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.9%)
Consumer Discretionary -- (13.7%)
    Comcast Corp. Class A.............. 1,784,110 $  103,050,194            0.7%
    Ford Motor Co...................... 3,328,070     52,583,506            0.4%
    Target Corp........................   415,851     32,781,534            0.2%
    Time Warner, Inc...................   896,363     75,662,001            0.5%
    Walt Disney Co. (The)..............   788,924     85,771,817            0.6%
    Other Securities...................            1,857,836,017           12.8%
                                                  --------------           -----
Total Consumer Discretionary...........            2,207,685,069           15.2%
                                                  --------------           -----
Consumer Staples -- (5.5%)
    Coca-Cola Co. (The)................   935,540     37,945,502            0.3%
    CVS Health Corp....................   843,353     83,736,519            0.6%
    PepsiCo, Inc.......................   423,333     40,267,435            0.3%
    Procter & Gamble Co. (The).........   827,704     65,810,745            0.5%
    Wal-Mart Stores, Inc...............   773,229     60,350,523            0.4%
    Other Securities...................              596,471,440            4.0%
                                                  --------------           -----
Total Consumer Staples.................              884,582,164            6.1%
                                                  --------------           -----
Energy -- (8.5%)
    Anadarko Petroleum Corp............   422,817     39,787,080            0.3%
    Chevron Corp....................... 1,126,532    125,112,644            0.9%
    ConocoPhillips.....................   925,168     62,837,411            0.4%
    EOG Resources, Inc.................   548,973     54,320,878            0.4%
    Exxon Mobil Corp................... 3,140,494    274,384,961            1.9%
#   Kinder Morgan, Inc.................   876,664     37,652,719            0.3%
    Occidental Petroleum Corp..........   471,397     37,758,900            0.3%
    Schlumberger, Ltd..................   403,889     38,211,938            0.3%
    Other Securities...................              698,419,744            4.6%
                                                  --------------           -----
Total Energy...........................            1,368,486,275            9.4%
                                                  --------------           -----
Financials -- (14.6%)
    American International Group, Inc..   609,355     34,300,593            0.2%
    Bank of America Corp............... 4,303,562     68,555,743            0.5%
*   Berkshire Hathaway, Inc. Class B...   342,101     48,308,082            0.3%
    Citigroup, Inc..................... 1,297,954     69,206,907            0.5%
    Goldman Sachs Group, Inc. (The)....   189,924     37,304,872            0.3%
    JPMorgan Chase & Co................ 1,554,077     98,310,911            0.7%
    U.S. Bancorp....................... 1,031,884     44,236,867            0.3%
    Wells Fargo & Co................... 2,946,809    162,369,176            1.1%
    Other Securities...................            1,778,608,688           12.3%
                                                  --------------           -----
Total Financials.......................            2,341,201,839           16.2%
                                                  --------------           -----
Health Care -- (10.3%)
*   Actavis P.L.C......................   178,521     50,496,450            0.4%
    Amgen, Inc.........................   233,507     36,873,090            0.3%
#*  Express Scripts Holding Co.........   542,091     46,836,662            0.3%
    Johnson & Johnson.................. 1,210,460    120,077,632            0.8%
    Merck & Co., Inc................... 1,265,005     75,343,698            0.5%
    Pfizer, Inc........................ 3,831,803    130,013,076            0.9%
    UnitedHealth Group, Inc............   576,403     64,211,294            0.5%
    Other Securities...................            1,128,534,499            7.7%
                                                  --------------           -----
Total Health Care......................            1,652,386,401           11.4%
                                                  --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (13.2%)
      CSX Corp...........................................     903,868 $    32,620,596            0.2%
      FedEx Corp.........................................     251,048      42,570,209            0.3%
      General Electric Co................................   5,604,904     151,780,800            1.1%
      Southwest Airlines Co..............................     773,474      31,372,105            0.2%
      Union Pacific Corp.................................     648,462      68,886,118            0.5%
*     United Continental Holdings, Inc...................     527,210      31,495,525            0.2%
      Other Securities...................................               1,769,465,467           12.2%
                                                                      ---------------          ------
Total Industrials........................................               2,128,190,820           14.7%
                                                                      ---------------          ------
Information Technology -- (15.2%)
      Apple, Inc.........................................   2,232,888     279,445,933            1.9%
      Cisco Systems, Inc.................................   3,101,253      89,409,124            0.6%
      Hewlett-Packard Co.................................   1,806,885      59,572,998            0.4%
      Intel Corp.........................................   3,857,596     125,564,750            0.9%
      International Business Machines Corp...............     186,013      31,862,167            0.2%
      Microsoft Corp.....................................   3,300,822     160,551,982            1.1%
      Oracle Corp........................................   1,330,496      58,036,236            0.4%
#     Visa, Inc. Class A.................................     547,188      36,141,767            0.3%
      Other Securities...................................               1,596,312,067           11.0%
                                                                      ---------------          ------
Total Information Technology.............................               2,436,897,024           16.8%
                                                                      ---------------          ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................     780,341      39,797,391            0.3%
      Other Securities...................................                 709,890,930            4.9%
                                                                      ---------------          ------
Total Materials..........................................                 749,688,321            5.2%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                       1,175            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  21,799,475            0.2%
                                                                      ---------------          ------
Telecommunication Services -- (2.2%)
#     AT&T, Inc..........................................   4,582,649     158,742,961            1.1%
      Verizon Communications, Inc........................   2,162,185     109,060,611            0.8%
      Other Securities...................................                  92,409,998            0.6%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 360,213,570            2.5%
                                                                      ---------------          ------
Utilities -- (1.9%)
      Other Securities...................................                 310,501,954            2.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,461,634,087           99.8%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     627,427            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.098%. 109,350,076     109,350,076            0.8%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 131,312,939   1,519,290,700           10.4%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,364,612,255)...............................               $16,090,902,290          111.0%
                                                                      ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary....... $ 2,207,685,069             --   --    $ 2,207,685,069
 Consumer Staples.............     884,582,164             --   --        884,582,164
 Energy.......................   1,368,486,275             --   --      1,368,486,275
 Financials...................   2,341,201,837 $            2   --      2,341,201,839
 Health Care..................   1,652,386,401             --   --      1,652,386,401
 Industrials..................   2,128,190,820             --   --      2,128,190,820
 Information Technology.......   2,436,897,024             --   --      2,436,897,024
 Materials....................     749,688,321             --   --        749,688,321
 Other........................              --          1,175   --              1,175
 Real Estate Investment Trusts      21,799,475             --   --         21,799,475
 Telecommunication Services...     360,213,570             --   --        360,213,570
 Utilities....................     310,501,954             --   --        310,501,954
Preferred Stocks
 Other........................              --             --   --                 --
Rights/Warrants...............              --        627,427   --            627,427
Temporary Cash Investments....     109,350,076             --   --        109,350,076
Securities Lending Collateral.              --  1,519,290,700   --      1,519,290,700
                               --------------- --------------   --    ---------------
TOTAL......................... $14,570,982,986 $1,519,919,304   --    $16,090,902,290
                               =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (87.6%)
Consumer Discretionary -- (12.9%)
    Comcast Corp. Class A.........................   376,209 $ 21,729,832            0.6%
    General Motors Co.............................   210,392    7,376,344            0.2%
*   Office Depot, Inc.............................   878,560    8,100,323            0.2%
#   Royal Caribbean Cruises, Ltd..................   124,720    8,488,443            0.2%
    Time Warner, Inc..............................   119,274   10,067,918            0.3%
    Walt Disney Co. (The).........................   118,253   12,856,466            0.4%
    Other Securities..............................            484,573,635           12.8%
                                                             ------------           -----
Total Consumer Discretionary......................            553,192,961           14.7%
                                                             ------------           -----
Consumer Staples -- (3.8%)
    CVS Health Corp...............................   113,204   11,240,025            0.3%
    Procter & Gamble Co. (The)....................   105,525    8,390,293            0.2%
    Wal-Mart Stores, Inc..........................   102,008    7,961,724            0.2%
    Other Securities..............................            134,213,092            3.6%
                                                             ------------           -----
Total Consumer Staples............................            161,805,134            4.3%
                                                             ------------           -----
Energy -- (8.7%)
    Anadarko Petroleum Corp.......................   101,085    9,512,098            0.3%
    Chevron Corp..................................   304,598   33,828,654            0.9%
    ConocoPhillips................................   228,045   15,488,816            0.4%
    Exxon Mobil Corp..............................   556,376   48,610,571            1.3%
    Occidental Petroleum Corp.....................   155,281   12,438,008            0.3%
    Tesoro Corp...................................   131,157   11,257,205            0.3%
    Other Securities..............................            240,578,047            6.4%
                                                             ------------           -----
Total Energy......................................            371,713,399            9.9%
                                                             ------------           -----
Financials -- (20.5%)
    American Financial Group, Inc.................   113,571    7,177,687            0.2%
    American International Group, Inc.............   128,798    7,250,039            0.2%
    Bank of America Corp.......................... 1,204,998   19,195,618            0.5%
    Citigroup, Inc................................   374,753   19,981,830            0.5%
    Fifth Third Bancorp...........................   471,589    9,431,780            0.3%
    Goldman Sachs Group, Inc. (The)...............    52,050   10,223,661            0.3%
    Hartford Financial Services Group, Inc. (The).   257,997   10,518,538            0.3%
    JPMorgan Chase & Co...........................   438,800   27,758,488            0.7%
#   M&T Bank Corp.................................    59,225    7,087,456            0.2%
    Principal Financial Group, Inc................   157,281    8,040,205            0.2%
    Wells Fargo & Co..............................   507,676   27,972,948            0.8%
    Other Securities..............................            723,507,532           19.2%
                                                             ------------           -----
Total Financials..................................            878,145,782           23.4%
                                                             ------------           -----
Health Care -- (7.5%)
*   Actavis P.L.C.................................    26,359    7,455,907            0.2%
    Anthem, Inc...................................    49,131    7,415,342            0.2%
*   Community Health Systems, Inc.................   191,179   10,262,489            0.3%
    Johnson & Johnson.............................    90,854    9,012,717            0.3%
    Merck & Co., Inc..............................   149,737    8,918,336            0.3%
    Pfizer, Inc...................................   459,005   15,574,040            0.4%
    UnitedHealth Group, Inc.......................    73,435    8,180,659            0.2%
    Other Securities..............................            253,757,330            6.6%
                                                             ------------           -----
Total Health Care.................................            320,576,820            8.5%
                                                             ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.1%)
      General Electric Co................................    721,688 $   19,543,311            0.5%
#*    JetBlue Airways Corp...............................    413,533      8,489,832            0.2%
      Ryder System, Inc..................................     88,537      8,442,888            0.2%
      Southwest Airlines Co..............................    457,205     18,544,235            0.5%
      Union Pacific Corp.................................     83,333      8,852,465            0.2%
      Other Securities...................................               497,220,696           13.4%
                                                                     --------------          ------
Total Industrials........................................               561,093,427           15.0%
                                                                     --------------          ------
Information Technology -- (12.5%)
      Apple, Inc.........................................    308,343     38,589,126            1.0%
      Cisco Systems, Inc.................................    314,395      9,064,008            0.3%
      Hewlett-Packard Co.................................    265,841      8,764,778            0.2%
      Intel Corp.........................................    534,019     17,382,318            0.5%
      Microsoft Corp.....................................    241,117     11,727,931            0.3%
*     Qorvo, Inc.........................................    139,934      9,223,050            0.3%
      Visa, Inc. Class A.................................    116,012      7,662,593            0.2%
      Xerox Corp.........................................    731,469      8,411,893            0.2%
      Other Securities...................................               421,404,462           11.2%
                                                                     --------------          ------
Total Information Technology.............................               532,230,159           14.2%
                                                                     --------------          ------
Materials -- (5.1%)
      Other Securities...................................               217,662,759            5.8%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                       259            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 3,216,081            0.1%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
#     AT&T, Inc..........................................  1,415,503     49,033,024            1.3%
#     Frontier Communications Corp.......................  1,416,600      9,717,876            0.3%
      Verizon Communications, Inc........................    259,639     13,096,191            0.4%
      Other Securities...................................                25,401,439            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                97,248,530            2.6%
                                                                     --------------          ------
Utilities -- (1.1%)
      UGI Corp...........................................    203,452      7,082,164            0.2%
      Other Securities...................................                40,935,711            1.1%
                                                                     --------------          ------
Total Utilities..........................................                48,017,875            1.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,744,903,186           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   235,930            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%. 11,682,509     11,682,509            0.3%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@  DFA Short Term Investment Fund..................... 44,758,285    517,853,355           13.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,099,834,415)................................              $4,274,674,980          113.9%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  553,192,961           --   --    $  553,192,961
  Consumer Staples..............    161,805,134           --   --       161,805,134
  Energy........................    371,713,399           --   --       371,713,399
  Financials....................    878,145,781 $          1   --       878,145,782
  Health Care...................    320,576,820           --   --       320,576,820
  Industrials...................    561,093,427           --   --       561,093,427
  Information Technology........    532,230,159           --   --       532,230,159
  Materials.....................    217,662,759           --   --       217,662,759
  Other.........................             --          259   --               259
  Real Estate Investment Trusts.      3,216,081           --   --         3,216,081
  Telecommunication Services....     97,248,530           --   --        97,248,530
  Utilities.....................     48,017,875           --   --        48,017,875
Rights/Warrants.................             --      235,930   --           235,930
Temporary Cash Investments......     11,682,509           --   --        11,682,509
Securities Lending Collateral...             --  517,853,355   --       517,853,355
                                 -------------- ------------   --    --------------
TOTAL........................... $3,756,585,435 $518,089,545   --    $4,274,674,980
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (81.2%)
Consumer Discretionary -- (14.8%)
#   American Eagle Outfitters, Inc................. 1,460,355 $   23,234,248            0.2%
#*  Buffalo Wild Wings, Inc........................   162,131     25,827,468            0.3%
    Columbia Sportswear Co.........................   372,692     23,367,788            0.2%
#   Cracker Barrel Old Country Store, Inc..........   171,159     22,675,144            0.2%
    CST Brands, Inc................................   535,346     22,329,282            0.2%
    Jack in the Box, Inc...........................   308,443     26,763,599            0.3%
#*  Office Depot, Inc.............................. 3,809,109     35,119,985            0.3%
    Pool Corp......................................   350,107     22,718,443            0.2%
#*  Skechers U.S.A., Inc. Class A..................   320,320     28,803,174            0.3%
#   Thor Industries, Inc...........................   373,197     22,455,263            0.2%
    Vail Resorts, Inc..............................   255,014     25,299,939            0.3%
#   Wolverine World Wide, Inc......................   785,872     24,149,847            0.2%
    Other Securities...............................            1,596,985,393           15.3%
                                                              --------------           -----
Total Consumer Discretionary.......................            1,899,729,573           18.2%
                                                              --------------           -----
Consumer Staples -- (3.1%)
    Other Securities...............................              395,612,232            3.8%
                                                              --------------           -----
Energy -- (3.1%)
    SemGroup Corp. Class A.........................   265,366     22,341,163            0.2%
    Other Securities...............................              377,274,518            3.6%
                                                              --------------           -----
Total Energy.......................................              399,615,681            3.8%
                                                              --------------           -----
Financials -- (14.6%)
    Aspen Insurance Holdings, Ltd..................   492,768     23,027,049            0.2%
#   Bank of the Ozarks, Inc........................   618,798     23,984,610            0.2%
#   First Horizon National Corp.................... 1,639,398     23,361,421            0.2%
    MarketAxess Holdings, Inc......................   280,456     24,077,148            0.2%
    PrivateBancorp, Inc............................   641,956     23,797,309            0.2%
#   Webster Financial Corp.........................   663,249     23,764,212            0.2%
    Other Securities...............................            1,728,060,655           16.8%
                                                              --------------           -----
Total Financials...................................            1,870,072,404           18.0%
                                                              --------------           -----
Health Care -- (8.4%)
#*  Akorn, Inc.....................................   616,939     25,689,340            0.3%
#*  Amsurg Corp....................................   361,614     22,680,430            0.2%
*   Charles River Laboratories International, Inc..   354,585     24,523,099            0.2%
*   Health Net, Inc................................   485,957     25,585,636            0.3%
#*  Impax Laboratories, Inc........................   563,783     25,516,819            0.3%
#*  Molina Healthcare, Inc.........................   390,248     23,114,389            0.2%
#*  PAREXEL International Corp.....................   385,692     24,520,369            0.2%
*   VCA, Inc.......................................   609,114     31,046,541            0.3%
    Other Securities...............................              879,571,190            8.4%
                                                              --------------           -----
Total Health Care..................................            1,082,247,813           10.4%
                                                              --------------           -----
Industrials -- (13.9%)
    AMERCO.........................................    73,055     23,526,632            0.2%
    Corporate Executive Board Co. (The)............   271,712     22,777,617            0.2%
#   Deluxe Corp....................................   360,510     23,343,023            0.2%
#   EnerSys........................................   342,186     23,234,429            0.2%
#*  JetBlue Airways Corp........................... 2,047,846     42,042,278            0.4%
    Other Securities...............................            1,647,022,194           15.9%
                                                              --------------           -----
Total Industrials..................................            1,781,946,173           17.1%
                                                              --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                          Shares        Value+      of Net Assets**
                                                          ------        ------      ---------------
Information Technology -- (15.0%)
    Belden, Inc........................................     276,789 $    23,236,437            0.2%
*   CoreLogic, Inc.....................................     665,901      26,043,388            0.3%
*   EPAM Systems, Inc..................................     391,294      25,320,635            0.3%
#*  Euronet Worldwide, Inc.............................     422,646      24,716,338            0.2%
#   Fair Isaac Corp....................................     254,971      22,554,735            0.2%
#   j2 Global, Inc.....................................     363,147      25,191,507            0.3%
*   Manhattan Associates, Inc..........................     540,337      28,400,113            0.3%
    MAXIMUS, Inc.......................................     410,048      26,247,172            0.3%
*   Microsemi Corp.....................................     710,036      23,686,801            0.2%
*   Qorvo, Inc.........................................     736,851      48,565,849            0.5%
#*  Synaptics, Inc.....................................     301,622      25,553,416            0.3%
#   SYNNEX Corp........................................     308,586      23,606,829            0.2%
#*  Tyler Technologies, Inc............................     190,055      23,177,207            0.2%
#*  ViaSat, Inc........................................     376,159      22,614,679            0.2%
    Other Securities...................................               1,547,608,773           14.7%
                                                                    ---------------          ------
Total Information Technology...........................               1,916,523,879           18.4%
                                                                    ---------------          ------
Materials -- (4.4%)
#   Compass Minerals International, Inc................     266,737      23,560,879            0.2%
    Sensient Technologies Corp.........................     377,587      24,679,086            0.2%
    Other Securities...................................                 513,725,659            5.0%
                                                                    ---------------          ------
Total Materials........................................                 561,965,624            5.4%
                                                                    ---------------          ------
Other -- (0.0%)
    Other Securities...................................                       2,182            0.0%
                                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                   2,235,480            0.0%
                                                                    ---------------          ------
Telecommunication Services -- (0.7%)
    Other Securities...................................                  89,436,058            0.9%
                                                                    ---------------          ------
Utilities -- (3.2%)
#   IDACORP, Inc.......................................     372,850      22,494,040            0.2%
#   Portland General Electric Co.......................     635,614      22,348,188            0.2%
    Other Securities...................................                 359,161,335            3.5%
                                                                    ---------------          ------
Total Utilities........................................                 404,003,563            3.9%
                                                                    ---------------          ------
TOTAL COMMON STOCKS....................................              10,403,390,662           99.9%
                                                                    ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                          --            0.0%
                                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                     847,804            0.0%
                                                                    ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.098%.  45,325,400      45,325,400            0.4%
                                                                    ---------------          ------

SECURITIES LENDING COLLATERAL -- (18.4%)
    (S)@ DFA Short Term Investment Fund................ 203,802,462   2,357,994,486           22.7%
                                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,186,176,754).............................               $12,807,558,352          123.0%
                                                                    ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,899,729,571 $            2   --    $ 1,899,729,573
  Consumer Staples..............     395,612,232             --   --        395,612,232
  Energy........................     399,579,730         35,951   --        399,615,681
  Financials....................   1,870,072,393             11   --      1,870,072,404
  Health Care...................   1,082,247,813             --   --      1,082,247,813
  Industrials...................   1,781,946,173             --   --      1,781,946,173
  Information Technology........   1,916,523,879             --   --      1,916,523,879
  Materials.....................     561,965,624             --   --        561,965,624
  Other.........................              --          2,182   --              2,182
  Real Estate Investment Trusts.       2,235,480             --   --          2,235,480
  Telecommunication Services....      89,436,058             --   --         89,436,058
  Utilities.....................     404,003,563             --   --        404,003,563
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        847,804   --            847,804
Temporary Cash Investments......      45,325,400             --   --         45,325,400
Securities Lending Collateral...              --  2,357,994,486   --      2,357,994,486
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,448,677,916 $2,358,880,436   --    $12,807,558,352
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (84.9%)
Consumer Discretionary -- (16.1%)
*   American Axle & Manufacturing Holdings, Inc.. 694,232 $ 17,307,204            0.3%
#*  BJ's Restaurants, Inc........................ 313,020   14,649,336            0.3%
    Brown Shoe Co., Inc.......................... 473,978   14,077,147            0.3%
#   Children's Place, Inc. (The)................. 253,029   15,348,739            0.3%
#   Drew Industries, Inc......................... 240,193   13,611,737            0.3%
#   EW Scripps Co. (The) Class A................. 622,789   14,504,756            0.3%
#*  Fiesta Restaurant Group, Inc................. 301,173   15,224,295            0.3%
    Finish Line, Inc. (The) Class A.............. 576,314   14,136,982            0.3%
#*  G-III Apparel Group, Ltd..................... 193,446   21,507,326            0.4%
#*  Gentherm, Inc................................ 377,796   19,921,183            0.4%
*   Helen of Troy, Ltd........................... 189,597   16,610,593            0.3%
#*  Krispy Kreme Doughnuts, Inc.................. 764,231   13,603,312            0.3%
    La-Z-Boy, Inc................................ 597,972   15,672,846            0.3%
    Nexstar Broadcasting Group, Inc. Class A..... 290,944   17,008,586            0.3%
    Oxford Industries, Inc....................... 172,818   13,730,390            0.3%
    Papa John's International, Inc............... 372,067   22,833,752            0.5%
#*  Popeyes Louisiana Kitchen, Inc............... 277,691   15,461,835            0.3%
#*  Skechers U.S.A., Inc. Class A................ 250,726   22,545,282            0.4%
#   Sonic Corp................................... 649,021   18,594,452            0.4%
    Other Securities.............................          655,755,923           12.6%
                                                          ------------           -----
Total Consumer Discretionary.....................          972,105,676           18.9%
                                                          ------------           -----
Consumer Staples -- (3.2%)
#*  USANA Health Sciences, Inc................... 136,370   15,510,724            0.3%
    Other Securities.............................          178,978,270            3.5%
                                                          ------------           -----
Total Consumer Staples                                     194,488,994            3.8%
                                                          ------------           -----
Energy -- (2.6%)
    Other Securities.............................          158,548,961            3.1%
                                                          ------------           -----
Financials -- (15.0%)
#*  BofI Holding, Inc............................ 169,744   15,584,197            0.3%
    FBL Financial Group, Inc. Class A............ 269,981   15,731,793            0.3%
    Horace Mann Educators Corp................... 424,649   14,425,327            0.3%
#   Interactive Brokers Group, Inc. Class A...... 540,769   18,359,108            0.4%
#   Pinnacle Financial Partners, Inc............. 326,603   15,562,633            0.3%
*   Western Alliance Bancorp..................... 537,445   16,617,799            0.3%
    Other Securities.............................          813,722,641           15.7%
                                                          ------------           -----
Total Financials.................................          910,003,498           17.6%
                                                          ------------           -----
Health Care -- (9.1%)
*   Cambrex Corp................................. 359,538   13,838,618            0.3%
*   Greatbatch, Inc.............................. 262,100   14,132,432            0.3%
*   ICU Medical, Inc............................. 167,526   14,134,169            0.3%
*   Natus Medical, Inc........................... 371,088   13,993,728            0.3%
*   NuVasive, Inc................................ 318,312   14,238,096            0.3%
    Other Securities.............................          479,728,834            9.2%
                                                          ------------           -----
Total Health Care................................          550,065,877           10.7%
                                                          ------------           -----
Industrials -- (16.7%)
#   AAON, Inc.................................... 623,776   14,951,911            0.3%
    Apogee Enterprises, Inc...................... 334,441   17,598,285            0.3%
*   Dycom Industries, Inc........................ 316,346   14,545,589            0.3%
    EnPro Industries, Inc........................ 221,075   14,151,011            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      Interface, Inc.....................................    646,523 $   14,048,945            0.3%
      Korn/Ferry International...........................    449,929     14,186,261            0.3%
*     Meritor, Inc.......................................  1,158,189     15,195,440            0.3%
      Mueller Water Products, Inc. Class A...............  1,596,977     14,947,705            0.3%
#*    Taser International, Inc...........................    577,211     17,426,000            0.3%
      Other Securities...................................               874,837,232           16.9%
                                                                     --------------          ------
Total Industrials........................................             1,011,888,379           19.6%
                                                                     --------------          ------
Information Technology -- (14.8%)
*     Cirrus Logic, Inc..................................    456,859     15,432,697            0.3%
#     Cypress Semiconductor Corp.........................  1,022,927     13,625,388            0.3%
#*    Infinera Corp......................................    832,336     15,647,917            0.3%
*     Integrated Device Technology, Inc..................    922,937     16,788,224            0.3%
*     Manhattan Associates, Inc..........................    363,396     19,100,094            0.4%
      Methode Electronics, Inc...........................    458,282     19,458,654            0.4%
#*    Netscout Systems, Inc..............................    356,640     14,657,904            0.3%
*     Qorvo, Inc.........................................    286,146     18,859,883            0.4%
      Tessera Technologies, Inc..........................    397,724     14,361,814            0.3%
      Other Securities...................................               748,376,551           14.4%
                                                                     --------------          ------
Total Information Technology.............................               896,309,126           17.4%
                                                                     --------------          ------
Materials -- (4.7%)
      Other Securities...................................               282,459,678            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                     9,268            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,274,917            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
      Other Securities...................................                73,939,488            1.4%
                                                                     --------------          ------
Utilities -- (1.5%)
      American States Water Co...........................    385,320     14,792,435            0.3%
      Other Securities...................................                77,813,453            1.5%
                                                                     --------------          ------
Total Utilities                                                          92,605,888            1.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,143,699,750           99.8%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   420,237            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  4,274,740      4,274,740            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund..................... 78,406,839    907,167,130           17.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,420,885,645)................................              $6,055,561,857          117.5%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary....... $  972,105,675 $          1   --    $  972,105,676
 Consumer Staples.............    194,488,994           --   --       194,488,994
 Energy.......................    158,416,293      132,668   --       158,548,961
 Financials...................    910,003,486           12   --       910,003,498
 Health Care..................    550,065,877           --   --       550,065,877
 Industrials..................  1,011,888,379           --   --     1,011,888,379
 Information Technology.......    896,309,126           --   --       896,309,126
 Materials....................    282,459,678           --   --       282,459,678
 Other........................             --        9,268   --             9,268
 Real Estate Investment Trusts      1,274,917           --   --         1,274,917
 Telecommunication Services...     73,939,488           --   --        73,939,488
 Utilities....................     92,605,888           --   --        92,605,888
Preferred Stocks
 Other........................             --           --   --                --
Rights/Warrants...............             --      420,237   --           420,237
Temporary Cash Investments....      4,274,740           --   --         4,274,740
Securities Lending Collateral.             --  907,167,130   --       907,167,130
                               -------------- ------------   --    --------------
TOTAL......................... $5,147,832,541 $907,729,316   --    $6,055,561,857
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (96.7%)
Real Estate Investment Trusts -- (96.7%)
    Alexandria Real Estate Equities, Inc..........   794,387 $   73,385,471            1.1%
    American Campus Communities, Inc.............. 1,157,485     46,461,448            0.7%
    American Realty Capital Properties, Inc....... 5,601,919     50,585,329            0.7%
    Apartment Investment & Management Co. Class A. 1,657,265     62,528,608            0.9%
#   AvalonBay Communities, Inc.................... 1,444,626    237,409,837            3.5%
#   BioMed Realty Trust, Inc...................... 2,155,668     44,730,111            0.7%
    Boston Properties, Inc........................ 1,688,868    223,454,125            3.3%
    Camden Property Trust.........................   944,565     70,917,940            1.0%
    CubeSmart..................................... 1,731,787     39,952,326            0.6%
#   DDR Corp...................................... 3,281,214     55,944,699            0.8%
#   Digital Realty Trust, Inc..................... 1,495,824     94,850,200            1.4%
    Douglas Emmett, Inc........................... 1,479,239     42,158,311            0.6%
    Duke Realty Corp.............................. 3,685,124     73,002,306            1.1%
    Equity Lifestyle Properties, Inc..............   865,049     45,691,888            0.7%
    Equity Residential............................ 3,763,291    277,956,673            4.1%
    Essex Property Trust, Inc.....................   698,726    155,082,236            2.3%
    Extra Space Storage, Inc...................... 1,209,108     79,716,490            1.2%
    Federal Realty Investment Trust...............   737,547     98,587,907            1.5%
    General Growth Properties, Inc................ 5,822,508    159,536,719            2.3%
    HCP, Inc...................................... 5,039,898    203,057,490            3.0%
#   Health Care REIT, Inc......................... 3,472,997    250,125,244            3.7%
#   Highwoods Properties, Inc..................... 1,008,683     43,413,716            0.6%
#   Home Properties, Inc..........................   622,576     45,796,691            0.7%
#   Hospitality Properties Trust.................. 1,615,469     48,593,308            0.7%
    Host Hotels & Resorts, Inc.................... 8,303,327    167,229,006            2.5%
    Kilroy Realty Corp............................   929,681     65,998,054            1.0%
    Kimco Realty Corp............................. 4,545,171    109,538,621            1.6%
    LaSalle Hotel Properties...................... 1,198,682     43,979,643            0.7%
    Liberty Property Trust........................ 1,630,439     56,804,495            0.8%
    Macerich Co. (The)............................ 1,672,007    136,703,292            2.0%
    Mid-America Apartment Communities, Inc........   820,050     61,183,930            0.9%
    National Retail Properties, Inc............... 1,412,478     54,239,155            0.8%
    Omega Healthcare Investors, Inc............... 1,401,241     50,570,788            0.7%
    Prologis, Inc................................. 5,497,857    221,013,851            3.3%
    Public Storage................................ 1,576,434    296,227,713            4.4%
#   Realty Income Corp............................ 2,472,297    116,123,790            1.7%
    Regency Centers Corp.......................... 1,005,379     63,117,694            0.9%
    RLJ Lodging Trust............................. 1,323,709     39,274,446            0.6%
#   Senior Housing Properties Trust............... 2,278,276     46,636,310            0.7%
    Simon Property Group, Inc..................... 3,332,595    604,832,667            8.9%
#   SL Green Realty Corp.......................... 1,064,151    130,209,516            1.9%
    Spirit Realty Capital, Inc.................... 3,425,695     38,676,097            0.6%
    Sunstone Hotel Investors, Inc................. 2,270,755     35,378,363            0.5%
#   Tanger Factory Outlet Centers, Inc............ 1,070,241     35,938,693            0.5%
    Taubman Centers, Inc..........................   693,902     49,967,883            0.7%
#   UDR, Inc...................................... 2,778,205     91,041,778            1.3%
    Ventas, Inc................................... 3,417,626    235,474,431            3.5%
    Vornado Realty Trust.......................... 1,860,446    192,537,557            2.8%
    Weingarten Realty Investors................... 1,252,267     41,024,267            0.6%
    WP Carey, Inc.................................   596,080     37,839,158            0.6%
    Other Securities..............................            1,254,548,886           18.3%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            6,799,049,157          100.0%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%. 13,788,584 $   13,788,584            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund..................... 18,933,491    219,060,495            3.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,805,256,039)................................              $7,031,898,236          103.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Real Estate Investment Trusts $6,799,049,157           --   --    $6,799,049,157
Temporary Cash Investments....     13,788,584           --   --        13,788,584
Securities Lending Collateral.             -- $219,060,495   --       219,060,495
                               -------------- ------------   --    --------------
TOTAL......................... $6,812,837,741 $219,060,495   --    $7,031,898,236
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (90.7%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd.. 490,438 $ 13,123,069            0.4%
    BHP Billiton, Ltd........................... 732,266   18,699,416            0.6%
#   Commonwealth Bank of Australia.............. 342,418   23,968,221            0.7%
    National Australia Bank, Ltd................ 405,948   11,754,374            0.4%
    Westpac Banking Corp........................ 453,022   13,015,624            0.4%
    Other Securities............................          133,447,775            3.9%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          214,008,479            6.4%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            7,980,916            0.2%
                                                         ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 149,950   18,256,154            0.5%
    Other Securities............................           26,182,765            0.8%
                                                         ------------            ----
TOTAL BELGIUM...................................           44,438,919            1.3%
                                                         ------------            ----

CANADA -- (8.5%)
    Bank of Nova Scotia (The)................... 185,068   10,205,200            0.3%
    Canadian National Railway Co................ 154,560    9,979,465            0.3%
    Royal Bank of Canada........................ 250,720   16,647,476            0.5%
#   Toronto-Dominion Bank (The)................. 275,719   12,729,008            0.4%
*   Valeant Pharmaceuticals International, Inc..  58,582   12,703,530            0.4%
    Other Securities............................          247,627,918            7.4%
                                                         ------------            ----
TOTAL CANADA....................................          309,892,597            9.3%
                                                         ------------            ----

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B................... 341,045   19,146,496            0.6%
    Other Securities............................           34,791,210            1.0%
                                                         ------------            ----
TOTAL DENMARK...................................           53,937,706            1.6%
                                                         ------------            ----

FINLAND -- (0.8%)
    Other Securities............................           29,095,817            0.9%
                                                         ------------            ----

FRANCE -- (7.9%)
    BNP Paribas SA.............................. 182,957   11,553,967            0.3%
    Cie de Saint-Gobain......................... 225,556   10,250,863            0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........  63,651   11,130,412            0.3%
    Sanofi...................................... 157,960   16,078,813            0.5%
    Total SA.................................... 356,850   19,323,410            0.6%
    Other Securities............................          222,104,972            6.7%
                                                         ------------            ----
TOTAL FRANCE....................................          290,442,437            8.7%
                                                         ------------            ----

GERMANY -- (6.8%)
#   BASF SE..................................... 199,808   19,850,529            0.6%
    Bayer AG.................................... 153,890   22,149,785            0.7%
    Daimler AG.................................. 238,746   22,954,633            0.7%
    Deutsche Telekom AG......................... 665,682   12,235,668            0.4%
    SAP SE...................................... 139,819   10,565,422            0.3%
    Siemens AG.................................. 139,769   15,204,337            0.5%
    Other Securities............................          145,111,361            4.2%
                                                         ------------            ----
TOTAL GERMANY...................................          248,071,735            7.4%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................... 2,360,600 $ 15,699,109            0.5%
    Other Securities.........................             86,464,365            2.5%
                                                        ------------           -----
TOTAL HONG KONG..............................            102,163,474            3.0%
                                                        ------------           -----

IRELAND -- (0.4%)
    Other Securities.........................             15,181,825            0.4%
                                                        ------------           -----

ISRAEL -- (0.5%)
    Other Securities.........................             18,612,088            0.6%
                                                        ------------           -----

ITALY -- (1.8%)
    Other Securities.........................             64,388,057            1.9%
                                                        ------------           -----

JAPAN -- (18.7%)
    Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897   10,336,869            0.3%
#   Mizuho Financial Group, Inc.............. 5,314,405   10,130,742            0.3%
    Softbank Corp............................   207,700   12,983,390            0.4%
    Sumitomo Mitsui Financial Group, Inc.....   257,540   11,245,378            0.4%
    Toyota Motor Corp........................   359,100   24,996,635            0.8%
    Toyota Motor Corp. Sponsored ADR.........    98,521   13,696,389            0.4%
    Other Securities.........................            601,866,794           17.9%
                                                        ------------           -----
TOTAL JAPAN..................................            685,256,197           20.5%
                                                        ------------           -----

NETHERLANDS -- (2.3%)
    Unilever NV..............................   261,345   11,400,025            0.3%
    Other Securities.........................             73,256,743            2.2%
                                                        ------------           -----
TOTAL NETHERLANDS............................             84,656,768            2.5%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              3,375,591            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities.........................             26,379,623            0.8%
                                                        ------------           -----

PORTUGAL -- (0.2%)
    Other Securities.........................              5,569,935            0.2%
                                                        ------------           -----

SINGAPORE -- (1.3%)
    Other Securities.........................             48,434,545            1.4%
                                                        ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA....................... 1,541,479   11,654,456            0.3%
    Telefonica SA............................   654,956    9,968,724            0.3%
    Other Securities.........................             78,547,072            2.4%
                                                        ------------           -----
TOTAL SPAIN..................................            100,170,252            3.0%
                                                        ------------           -----

SWEDEN -- (2.5%)
    Other Securities.........................             92,846,033            2.8%
                                                        ------------           -----

SWITZERLAND -- (7.4%)
    Nestle SA................................   556,733   43,193,691            1.3%
    Novartis AG..............................   396,082   40,428,928            1.2%
    Roche Holding AG.........................   159,373   45,605,396            1.4%
    Zurich Insurance Group AG................    31,885    9,841,406            0.3%
    Other Securities.........................            133,037,227            3.9%
                                                        ------------           -----
TOTAL SWITZERLAND............................            272,106,648            8.1%
                                                        ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
UNITED KINGDOM -- (16.4%)
      AstraZeneca P.L.C.......................    156,348 $   10,729,630            0.3%
      BG Group P.L.C..........................    671,968     12,171,720            0.4%
      BP P.L.C. Sponsored ADR.................    546,435     23,584,135            0.7%
      British American Tobacco P.L.C..........    328,565     18,052,537            0.5%
      Diageo P.L.C. Sponsored ADR.............     97,977     10,877,407            0.3%
      GlaxoSmithKline P.L.C...................    576,589     13,317,284            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR....    251,446     11,604,233            0.4%
      HSBC Holdings P.L.C.....................  1,758,504     17,566,571            0.5%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     18,682,716            0.6%
      Lloyds Banking Group P.L.C..............  8,506,806     10,074,412            0.3%
      Reckitt Benckiser Group P.L.C...........    128,007     11,393,183            0.3%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...    236,955     15,304,923            0.5%
      Royal Dutch Shell P.L.C. ADR(780259206).    214,807     13,625,208            0.4%
      Other Securities........................               412,340,105           12.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               599,324,064           17.9%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,316,333,706           99.0%
                                                          --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                11,673,414            0.4%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                11,673,414            0.4%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
CANADA -- (0.0%)
      Other Securities........................                     1,296            0.0%
                                                          --------------          ------

ITALY -- (0.0%)
      Other Securities........................                        --            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   264,438            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   265,734            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------             -
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund.......... 28,598,960    330,889,967            9.9%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,959,144,439).....................              $3,659,162,821          109.3%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  6,169,448 $  207,839,031   --    $  214,008,479
  Austria.....................       35,472      7,945,444   --         7,980,916
  Belgium.....................    4,126,990     40,311,929   --        44,438,919
  Canada......................  309,892,597             --   --       309,892,597
  Denmark.....................    5,314,195     48,623,511   --        53,937,706
  Finland.....................    1,386,282     27,709,535   --        29,095,817
  France......................   11,948,473    278,493,964   --       290,442,437
  Germany.....................   20,957,031    227,114,704   --       248,071,735
  Hong Kong...................      709,309    101,454,165   --       102,163,474
  Ireland.....................    3,336,032     11,845,793   --        15,181,825
  Israel......................   10,636,573      7,975,515   --        18,612,088
  Italy.......................    4,995,231     59,392,826   --        64,388,057
  Japan.......................   44,401,621    640,854,576   --       685,256,197
  Netherlands.................   13,349,790     71,306,978   --        84,656,768
  New Zealand.................           --      3,375,591   --         3,375,591
  Norway......................    1,374,415     25,005,208   --        26,379,623
  Portugal....................           --      5,569,935   --         5,569,935
  Singapore...................           --     48,434,545   --        48,434,545
  Spain.......................   19,031,082     81,139,170   --       100,170,252
  Sweden......................      197,925     92,648,108   --        92,846,033
  Switzerland.................   18,407,490    253,699,158   --       272,106,648
  United Kingdom..............  175,316,821    424,007,243   --       599,324,064
Preferred Stocks
  Germany.....................           --     11,673,414   --        11,673,414
Rights/Warrants
  Canada......................           --          1,296   --             1,296
  Italy.......................           --             --   --                --
  Spain.......................           --        264,438   --           264,438
Securities Lending Collateral.           --    330,889,967   --       330,889,967
                               ------------ --------------   --    --------------
TOTAL......................... $651,586,777 $3,007,576,044   --    $3,659,162,821
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (89.1%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd.. 1,444,710 $   38,657,341            0.3%
    BHP Billiton, Ltd........................... 2,103,984     53,728,116            0.4%
    Commonwealth Bank of Australia..............   516,260     36,136,633            0.3%
    Macquarie Group, Ltd........................   580,798     35,586,948            0.3%
    National Australia Bank, Ltd................ 1,535,170     44,451,412            0.3%
    Other Securities............................              660,158,546            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              868,718,996            6.1%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               59,390,107            0.4%
                                                           --------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.....................   314,211     38,254,647            0.3%
    Other Securities............................              174,757,122            1.2%
                                                           --------------            ----
TOTAL BELGIUM...................................              213,011,769            1.5%
                                                           --------------            ----

CANADA -- (7.7%)
#   Toronto-Dominion Bank (The).................   683,444     31,552,284            0.2%
    Other Securities............................            1,189,500,016            8.4%
                                                           --------------            ----
TOTAL CANADA....................................            1,221,052,300            8.6%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                2,531,631            0.0%
                                                           --------------            ----

DENMARK -- (1.4%)
    Other Securities............................              221,240,854            1.6%
                                                           --------------            ----

FINLAND -- (1.4%)
    Other Securities............................              222,207,966            1.6%
                                                           --------------            ----

FRANCE -- (6.9%)
    Cie de Saint-Gobain.........................   681,688     30,980,732            0.2%
    Cie Generale des Etablissements Michelin....   314,885     35,114,655            0.3%
#   GDF Suez.................................... 2,062,344     41,961,250            0.3%
    Orange SA................................... 2,015,284     33,194,373            0.2%
    Total SA.................................... 1,777,110     96,230,419            0.7%
    Total SA Sponsored ADR......................   579,735     31,363,663            0.2%
    Other Securities............................              820,291,638            5.8%
                                                           --------------            ----
TOTAL FRANCE....................................            1,089,136,730            7.7%
                                                           --------------            ----

GERMANY -- (5.7%)
#   BASF SE.....................................   338,816     33,660,698            0.2%
    Bayerische Motoren Werke AG.................   404,239     47,685,889            0.3%
    Daimler AG..................................   805,491     77,445,278            0.6%
    Deutsche Telekom AG......................... 2,515,406     46,234,799            0.3%
    Fresenius SE & Co. KGaA.....................   597,059     35,520,783            0.3%
    Other Securities............................              665,265,499            4.7%
                                                           --------------            ----
TOTAL GERMANY...................................              905,812,946            6.4%
                                                           --------------            ----

GREECE -- (0.0%)
    Other Securities............................                       --            0.0%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
HONG KONG -- (2.7%)
    Other Securities...................................            $  419,244,234            3.0%
                                                                   --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................                74,797,609            0.5%
                                                                   --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    572,884     34,613,651            0.3%
    Other Securities...................................                58,234,079            0.3%
                                                                   --------------           -----
TOTAL ISRAEL...........................................                92,847,730            0.6%
                                                                   --------------           -----

ITALY -- (2.3%)
    Eni SpA............................................  1,624,563     31,168,623            0.2%
    Other Securities...................................               332,843,998            2.4%
                                                                   --------------           -----
TOTAL ITALY............................................               364,012,621            2.6%
                                                                   --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd...............................  1,073,700     35,996,179            0.3%
    Mitsubishi UFJ Financial Group, Inc................  6,681,900     47,470,556            0.4%
    Mizuho Financial Group, Inc........................ 17,485,260     33,331,795            0.3%
    Sumitomo Mitsui Financial Group, Inc...............    821,470     35,869,147            0.3%
    Toyota Motor Corp..................................  1,317,786     91,729,922            0.7%
#   Toyota Motor Corp. Sponsored ADR...................    386,541     53,736,930            0.4%
    Other Securities...................................             2,842,037,566           19.7%
                                                                   --------------           -----
TOTAL JAPAN............................................             3,140,172,095           22.1%
                                                                   --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................               365,830,494            2.6%
                                                                   --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................                44,789,732            0.3%
                                                                   --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................               125,782,804            0.9%
                                                                   --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................                45,035,391            0.3%
                                                                   --------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                    39,748            0.0%
                                                                   --------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................               183,647,845            1.3%
                                                                   --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA.................................  4,708,157     35,596,338            0.3%
    Iberdrola SA.......................................  5,958,202     39,879,955            0.3%
    Other Securities...................................               292,754,444            2.0%
                                                                   --------------           -----
TOTAL SPAIN............................................               368,230,737            2.6%
                                                                   --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................               435,114,917            3.1%
                                                                   --------------           -----

SWITZERLAND -- (6.3%)
    ABB, Ltd...........................................  1,440,614     31,567,357            0.2%
    Cie Financiere Richemont SA........................    371,288     33,093,980            0.3%
    Nestle SA..........................................  2,133,314    165,511,487            1.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG.............................    326,834 $    33,360,638            0.3%
    Novartis AG ADR.........................    797,913      81,227,543            0.6%
    Roche Holding AG........................    154,681      44,262,756            0.3%
    Swiss Re AG.............................    356,187      31,596,411            0.2%
    Syngenta AG.............................     92,858      31,073,027            0.2%
    Zurich Insurance Group AG...............    104,843      32,360,124            0.2%
    Other Securities........................                510,105,147            3.5%
                                                        ---------------           -----
TOTAL SWITZERLAND...........................                994,158,470            7.0%
                                                        ---------------           -----

UNITED KINGDOM -- (16.5%)
#   AstraZeneca P.L.C. Sponsored ADR........    493,171      33,772,350            0.2%
    Aviva P.L.C.............................  5,620,290      45,217,798            0.3%
    Barclays P.L.C. Sponsored ADR...........  2,018,783      31,775,644            0.2%
    BG Group P.L.C..........................  2,591,251      46,936,731            0.3%
#   BHP Billiton P.L.C. ADR.................    640,567      30,939,386            0.2%
#   BP P.L.C. Sponsored ADR.................  2,103,801      90,800,049            0.6%
    HSBC Holdings P.L.C. Sponsored ADR......  1,793,653      89,018,998            0.6%
    Lloyds Banking Group P.L.C.............. 53,682,194      63,574,571            0.5%
#   Rio Tinto P.L.C. Sponsored ADR..........    934,161      41,841,071            0.3%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...  1,361,684      87,951,170            0.6%
    Royal Dutch Shell P.L.C. ADR(780259206).    560,608      35,559,365            0.3%
    Vodafone Group P.L.C. Sponsored ADR.....  1,203,073      42,348,160            0.3%
    Other Securities........................              1,961,389,824           13.9%
                                                        ---------------           -----
TOTAL UNITED KINGDOM........................              2,601,125,117           18.3%
                                                        ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  1,099,032            0.0%
                                                        ---------------           -----
TOTAL COMMON STOCKS.........................             14,059,031,875           99.1%
                                                        ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
#   Volkswagen AG...........................    148,846      38,319,753            0.3%
    Other Securities........................                 10,741,015            0.1%
                                                        ---------------           -----
TOTAL GERMANY...............................                 49,060,768            0.4%
                                                        ---------------           -----
TOTAL PREFERRED STOCKS......................                 49,060,768            0.4%
                                                        ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                     63,930            0.0%
                                                        ---------------           -----

CANADA -- (0.0%)
    Other Securities........................                      6,124            0.0%
                                                        ---------------           -----

FRANCE -- (0.0%)
    Other Securities........................                        216            0.0%
                                                        ---------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                  1,359,146            0.0%
                                                        ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
ITALY -- (0.0%)
        Other Securities................             $            --            0.0%
                                                     ---------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                       3,616            0.0%
                                                     ---------------          ------

SPAIN -- (0.0%)
        Other Securities................                     808,007            0.0%
                                                     ---------------          ------

TOTAL RIGHTS/WARRANTS                                      2,241,039            0.0%
                                                     ---------------          ------

                                                         Value+
                                             -           ------             -
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@    DFA Short Term Investment Fund.. 145,300,257   1,681,123,971           11.8%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,128,132,694).................             $15,791,457,653          111.3%
                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   43,305,635 $   825,413,361   --    $   868,718,996
  Austria.....................         62,076      59,328,031   --         59,390,107
  Belgium.....................     19,096,678     193,915,091   --        213,011,769
  Canada......................  1,219,363,185       1,689,115   --      1,221,052,300
  China.......................             --       2,531,631   --          2,531,631
  Denmark.....................     11,274,876     209,965,978   --        221,240,854
  Finland.....................      3,086,649     219,121,317   --        222,207,966
  France......................     86,856,638   1,002,280,092   --      1,089,136,730
  Germany.....................     74,952,788     830,860,158   --        905,812,946
  Greece......................             --              --   --                 --
  Hong Kong...................      2,053,043     417,191,191   --        419,244,234
  Ireland.....................     15,692,093      59,105,516   --         74,797,609
  Israel......................     38,423,115      54,424,615   --         92,847,730
  Italy.......................     14,708,148     349,304,473   --        364,012,621
  Japan.......................    126,795,112   3,013,376,983   --      3,140,172,095
  Netherlands.................     54,770,740     311,059,754   --        365,830,494
  New Zealand.................        119,447      44,670,285   --         44,789,732
  Norway......................     18,560,856     107,221,948   --        125,782,804
  Portugal....................        287,216      44,748,175   --         45,035,391
  Russia......................             --          39,748   --             39,748
  Singapore...................        116,413     183,531,432   --        183,647,845
  Spain.......................     36,027,426     332,203,311   --        368,230,737
  Sweden......................      6,726,578     428,388,339   --        435,114,917
  Switzerland.................    121,716,972     872,441,498   --        994,158,470
  United Kingdom..............    681,311,168   1,919,813,949   --      2,601,125,117
  United States...............      1,099,032              --   --          1,099,032
Preferred Stocks
  Germany.....................             --      49,060,768   --         49,060,768
Rights/Warrants
  Australia...................             --              --   --                 --
  Austria.....................             --              --   --                 --
  Belgium.....................             --          63,930   --             63,930
  Canada......................             --           6,124   --              6,124
  France......................             --             216   --                216
  Hong Kong...................             --       1,359,146   --          1,359,146
  Italy.......................             --              --   --                 --
  Singapore...................             --           3,616   --              3,616
  Spain.......................             --         808,007   --            808,007
Securities Lending Collateral.             --   1,681,123,971   --      1,681,123,971
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,576,405,884 $13,215,051,769   --    $15,791,457,653
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,207,247,615
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,130,587,227
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,038,785,793
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,144,646,503
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    773,442,749
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,039,542,293)...............................  9,294,709,887
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,039,542,293)............................... $9,294,709,887
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,294,709,887   --      --    $9,294,709,887
                                  --------------   --      --    --------------
 TOTAL........................... $9,294,709,887   --      --    $9,294,709,887
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $495,754,357
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $458,162,551).......................................... $495,754,357
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $267,083,342
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $267,789,038).......................................... $267,083,342
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $36,728,406
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $24,933,274)........................................... $36,728,406
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $247,535,115
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $207,811,069).......................................... $247,535,115
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (18.0%)
#   Dexus Property Group...............  8,291,279 $ 48,176,929            1.4%
    Federation Centres................. 12,370,477   28,740,513            0.8%
    Goodman Group...................... 14,899,843   73,111,970            2.1%
    GPT Group (The).................... 14,944,562   52,668,960            1.5%
    Novion Property Group.............. 18,816,952   36,598,234            1.1%
    Scentre Group...................... 44,200,553  130,200,270            3.8%
    Stockland.......................... 20,195,571   70,583,677            2.0%
#   Westfield Corp..................... 17,021,992  126,554,653            3.7%
    Other Securities...................              82,764,611            2.4%
                                                   ------------           -----
TOTAL AUSTRALIA........................             649,399,817           18.8%
                                                   ------------           -----

BELGIUM -- (1.4%)
#   Cofinimmo SA.......................    158,956   17,543,761            0.5%
    Other Securities...................              33,951,679            1.0%
                                                   ------------           -----
TOTAL BELGIUM..........................              51,495,440            1.5%
                                                   ------------           -----

CANADA -- (5.1%)
#   H&R REIT...........................  1,207,829   23,175,505            0.7%
#   RioCan REIT........................  1,351,911   33,458,817            1.0%
    Other Securities...................             128,571,266            3.7%
                                                   ------------           -----
TOTAL CANADA...........................             185,205,588            5.4%
                                                   ------------           -----

CHINA -- (0.2%)
    Other Securities...................               6,849,972            0.2%
                                                   ------------           -----

FRANCE -- (5.2%)
#   Fonciere Des Regions...............    279,702   26,478,954            0.8%
#   Gecina SA..........................    257,266   35,282,160            1.0%
    ICADE..............................    349,172   30,369,492            0.9%
    Klepierre..........................  1,616,962   78,431,743            2.3%
    Other Securities...................              17,023,850            0.4%
                                                   ------------           -----
TOTAL FRANCE...........................             187,586,199            5.4%
                                                   ------------           -----

GERMANY -- (0.5%)
    Other Securities...................              17,047,060            0.5%
                                                   ------------           -----

GREECE -- (0.0%)
    Other Securities...................                 768,235            0.0%
                                                   ------------           -----

HONG KONG -- (4.6%)
    Link REIT (The).................... 21,239,305  131,746,894            3.8%
    Other Securities...................              34,926,480            1.0%
                                                   ------------           -----
TOTAL HONG KONG........................             166,673,374            4.8%
                                                   ------------           -----

ISRAEL -- (0.3%)
    Other Securities...................               9,944,140            0.3%
                                                   ------------           -----

ITALY -- (0.4%)
    Other Securities...................              13,313,933            0.4%
                                                   ------------           -----

JAPAN -- (18.0%)
#   Advance Residence Investment Corp..     11,879   28,025,855            0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (Continued)
#   Frontier Real Estate Investment Corp..      4,480 $ 21,906,925            0.6%
#   Japan Hotel REIT Investment Corp......     29,863   22,006,037            0.6%
#   Japan Logistics Fund, Inc.............      8,174   17,333,837            0.5%
    Japan Prime Realty Investment Corp....      7,140   25,617,633            0.7%
    Japan Real Estate Investment Corp.....     11,385   53,760,397            1.6%
    Japan Retail Fund Investment Corp.....     22,102   47,052,108            1.4%
    Kenedix Office Investment Corp........      4,143   22,417,214            0.7%
    Mori Hills REIT Investment Corp.......     13,749   18,868,777            0.5%
#   Mori Trust Sogo Reit, Inc.............     10,837   21,348,923            0.6%
#   Nippon Accommodations Fund, Inc.......      4,367   16,943,637            0.5%
#   Nippon Building Fund, Inc.............     12,851   63,944,962            1.9%
    Nomura Real Estate Office Fund, Inc...      3,907   17,958,868            0.5%
#   Orix JREIT, Inc.......................     19,608   28,983,713            0.8%
#   United Urban Investment Corp..........     22,860   36,285,050            1.1%
    Other Securities......................             203,534,181            5.9%
                                                      ------------           -----
TOTAL JAPAN...............................             645,988,117           18.7%
                                                      ------------           -----

MALAYSIA -- (0.7%)
    Other Securities......................              24,869,296            0.7%
                                                      ------------           -----

MEXICO -- (1.8%)
    Fibra Uno Administracion S.A. de C.V.. 17,222,405   42,949,369            1.2%
    Other Securities......................              20,595,133            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              63,544,502            1.8%
                                                      ------------           -----

NETHERLANDS -- (8.0%)
    Unibail-Rodamco SE....................    853,314  235,608,927            6.8%
#   Wereldhave NV.........................    337,235   21,646,954            0.6%
    Other Securities......................              29,213,325            0.9%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             286,469,206            8.3%
                                                      ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities......................              25,382,313            0.7%
                                                      ------------           -----

SINGAPORE -- (7.3%)
    Ascendas REIT......................... 18,391,800   34,274,493            1.0%
    CapitaCommercial Trust................ 19,649,000   25,122,981            0.7%
    CapitaMall Trust...................... 21,840,400   36,061,534            1.0%
    Suntec REIT........................... 21,489,900   28,688,432            0.8%
    Other Securities......................             139,381,741            4.1%
                                                      ------------           -----
TOTAL SINGAPORE...........................             263,529,181            7.6%
                                                      ------------           -----

SOUTH AFRICA -- (4.5%)
    Growthpoint Properties, Ltd........... 23,342,934   54,752,668            1.6%
    Redefine Properties, Ltd.............. 28,841,346   29,216,763            0.9%
    Resilient Property Income Fund, Ltd...  2,107,018   17,630,181            0.5%
    Other Securities......................              59,056,824            1.6%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             160,656,436            4.6%
                                                      ------------           -----

TAIWAN -- (0.4%)
    Other Securities......................              13,164,883            0.4%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
TURKEY -- (0.8%)
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,659,886 $   21,554,095            0.6%
      Other Securities...............................                 9,247,213            0.3%
                                                                 --------------          ------
TOTAL TURKEY.........................................                30,801,308            0.9%
                                                                 --------------          ------

UNITED KINGDOM -- (16.6%)
      British Land Co. P.L.C. (The)..................  8,886,428    113,180,357            3.3%
      Derwent London P.L.C...........................    881,301     46,387,706            1.3%
      Great Portland Estates P.L.C...................  3,074,249     37,527,587            1.1%
      Hammerson P.L.C................................  7,226,072     74,035,066            2.1%
      Intu Properties P.L.C..........................  8,363,603     43,875,671            1.3%
      Land Securities Group P.L.C....................  7,208,101    137,937,979            4.0%
      Segro P.L.C....................................  6,598,885     43,351,032            1.3%
      Shaftesbury P.L.C..............................  2,495,691     32,094,763            0.9%
      Other Securities...............................                68,411,507            2.0%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               596,801,668           17.3%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,399,490,668           98.3%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

BELGIUM -- (0.0%)
      Other Securities...............................                    93,709            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                    93,709            0.0%
                                                                 --------------          ------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund................. 17,065,670    197,449,797            5.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,149,367,233)............................              $3,597,034,174          104.0%
                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  649,399,817   --    $  649,399,817
  Belgium.....................           --     51,495,440   --        51,495,440
  Canada...................... $185,205,588             --   --       185,205,588
  China.......................           --      6,849,972   --         6,849,972
  France......................           --    187,586,199   --       187,586,199
  Germany.....................           --     17,047,060   --        17,047,060
  Greece......................           --        768,235   --           768,235
  Hong Kong...................           --    166,673,374   --       166,673,374
  Israel......................           --      9,944,140   --         9,944,140
  Italy.......................           --     13,313,933   --        13,313,933
  Japan.......................           --    645,988,117   --       645,988,117
  Malaysia....................           --     24,869,296   --        24,869,296
  Mexico......................   63,544,502             --   --        63,544,502
  Netherlands.................           --    286,469,206   --       286,469,206
  New Zealand.................           --     25,382,313   --        25,382,313
  Singapore...................           --    263,529,181   --       263,529,181
  South Africa................    4,769,469    155,886,967   --       160,656,436
  Taiwan......................           --     13,164,883   --        13,164,883
  Turkey......................           --     30,801,308   --        30,801,308
  United Kingdom..............           --    596,801,668   --       596,801,668
Rights/Warrants
  Australia...................           --             --   --                --
  Belgium.....................           --         93,709   --            93,709
Securities Lending Collateral.           --    197,449,797   --       197,449,797
                               ------------ --------------   --    --------------
TOTAL......................... $253,519,559 $3,343,514,615   --    $3,597,034,174
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                          Percentage
                                                   Shares     Value+    of Net Assets**
                                                   ------     ------    ---------------
COMMON STOCKS -- (3.6%)
UNITED STATES -- (3.6%)
    Acadia Realty Trust...........................  32,426 $  1,001,963            0.0%
    American Assets Trust, Inc....................  21,544      857,451            0.0%
#   American Campus Communities, Inc..............  21,362      857,471            0.0%
#   Apartment Investment & Management Co. Class A.  32,200    1,214,906            0.0%
#   AvalonBay Communities, Inc....................   9,600    1,577,664            0.1%
    BioMed Realty Trust, Inc......................  61,833    1,283,035            0.0%
#   Boston Properties, Inc........................  18,800    2,487,428            0.1%
#   Camden Property Trust.........................  10,900      818,372            0.0%
    CBL & Associates Properties, Inc..............  47,766      860,266            0.0%
#   Chesapeake Lodging Trust......................  44,306    1,406,716            0.1%
#   CoreSite Realty Corp..........................  16,413      789,137            0.0%
    CubeSmart.....................................  38,500      888,195            0.0%
    CyrusOne, Inc.................................  44,209    1,435,908            0.1%
#   Digital Realty Trust, Inc.....................  21,820    1,383,606            0.1%
#   Duke Realty Corp..............................  77,700    1,539,237            0.1%
    Equity Residential............................  44,900    3,316,314            0.1%
#   Essex Property Trust, Inc.....................   6,200    1,376,090            0.1%
#   Extra Space Storage, Inc......................  14,929      984,269            0.0%
#   Federal Realty Investment Trust...............  11,896    1,590,138            0.1%
    HCP, Inc......................................  40,340    1,625,299            0.1%
    Health Care REIT, Inc.........................  96,764    6,968,943            0.2%
    Healthcare Trust of America, Inc. Class A..... 110,261    2,854,657            0.1%
#   Host Hotels & Resorts, Inc.................... 101,300    2,040,182            0.1%
    Hudson Pacific Properties, Inc................  64,392    1,942,063            0.1%
#   Iron Mountain, Inc............................ 173,791    5,994,052            0.2%
#   Kilroy Realty Corp............................  12,068      856,707            0.0%
    Kite Realty Group Trust.......................  75,736    1,984,283            0.1%
#   LaSalle Hotel Properties......................  26,300      964,947            0.0%
    Liberty Property Trust........................  23,805      829,366            0.0%
#   Macerich Co. (The)............................  46,771    3,823,997            0.1%
#   Medical Properties Trust, Inc................. 100,042    1,398,587            0.1%
#   National Health Investors, Inc................  25,736    1,717,106            0.1%
    National Retail Properties, Inc...............  27,168    1,043,251            0.0%
#   Omega Healthcare Investors, Inc...............  26,141      943,429            0.0%
    Pebblebrook Hotel Trust.......................  70,324    3,019,713            0.1%
#   Prologis, Inc.................................  73,498    2,954,620            0.1%
    Public Storage................................  34,876    6,553,549            0.2%
#   Realty Income Corp............................  21,200      995,764            0.0%
    Regency Centers Corp..........................  21,300    1,337,214            0.1%
#   Retail Properties of America, Inc. Class A.... 182,115    2,751,758            0.1%
    Select Income REIT............................  55,564    1,288,529            0.0%
    Simon Property Group, Inc.....................  83,062   15,074,922            0.4%
#   SL Green Realty Corp..........................  13,800    1,688,568            0.1%
#   Spirit Realty Capital, Inc.................... 374,800    4,231,492            0.1%
    Summit Hotel Properties, Inc..................  95,900    1,263,003            0.0%
#   UDR, Inc......................................  35,200    1,153,504            0.0%
    Ventas, Inc...................................  96,619    6,657,049            0.2%
    Vornado Realty Trust..........................  23,565    2,438,742            0.1%
    Other Securities..............................           23,856,383            0.0%
                                                           ------------            ----
TOTAL COMMON STOCKS...............................          135,919,845            3.6%
                                                           ------------            ----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares        Value+     of Net Assets**
                                                                   ------        ------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (95.9%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 255,847,762 $1,407,162,693           37.5%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  68,142,014  2,202,349,901           58.8%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,609,512,594           96.3%
                                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%........   1,519,967      1,519,967            0.0%
                                                                             --------------          ------

SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund............................   1,416,034     16,383,518            0.5%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,124,494,331).......................................               $3,763,335,924          100.4%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Common Stocks
  United States................. $  135,919,845          --   --    $  135,919,845
Affiliated Investment Companies.  3,609,512,594          --   --     3,609,512,594
Temporary Cash Investments......      1,519,967          --   --         1,519,967
Securities Lending Collateral...             -- $16,383,518   --        16,383,518
                                 -------------- -----------   --    --------------
TOTAL........................... $3,746,952,406 $16,383,518   --    $3,763,335,924
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (90.7%)
  AUSTRALIA -- (4.6%)
  #   Primary Health Care, Ltd..... 11,328,408 $   44,339,219            0.4%
      Other Securities.............               607,308,377            4.7%
                                               --------------            ----
  TOTAL AUSTRALIA..................               651,647,596            5.1%
                                               --------------            ----

  AUSTRIA -- (0.6%)
      Wienerberger AG..............  2,831,727     46,019,783            0.4%
      Other Securities.............                42,593,192            0.3%
                                               --------------            ----
  TOTAL AUSTRIA....................                88,612,975            0.7%
                                               --------------            ----

  BELGIUM -- (0.9%)
      Other Securities.............               126,290,338            1.0%
                                               --------------            ----

  CANADA -- (7.2%)
  *   Celestica, Inc...............  4,154,745     50,724,736            0.4%
  #   HudBay Minerals, Inc.........  4,478,341     44,282,311            0.4%
      West Fraser Timber Co., Ltd..    881,979     45,381,895            0.4%
      Other Securities.............               872,605,619            6.6%
                                               --------------            ----
  TOTAL CANADA.....................             1,012,994,561            7.8%
                                               --------------            ----

  CHINA -- (0.0%)
      Other Securities.............                 1,930,643            0.0%
                                               --------------            ----

  DENMARK -- (1.6%)
      Vestas Wind Systems A.S......  1,668,046     75,658,306            0.6%
      Other Securities.............               147,699,553            1.1%
                                               --------------            ----
  TOTAL DENMARK....................               223,357,859            1.7%
                                               --------------            ----

  FINLAND -- (2.3%)
      Huhtamaki Oyj................  1,680,526     53,722,608            0.4%
  #   Kesko Oyj Class B............  1,100,575     44,968,164            0.4%
      Other Securities.............               220,427,633            1.7%
                                               --------------            ----
  TOTAL FINLAND....................               319,118,405            2.5%
                                               --------------            ----

  FRANCE -- (3.8%)
      Bollore SA...................  8,044,453     45,974,405            0.4%
  *   Peugeot SA...................  3,646,402     68,937,450            0.5%
      Other Securities.............               420,045,311            3.3%
                                               --------------            ----
  TOTAL FRANCE.....................               534,957,166            4.2%
                                               --------------            ----

  GERMANY -- (4.4%)
      Aareal Bank AG...............  1,349,571     58,047,336            0.5%
      Aurubis AG...................  1,085,020     68,561,374            0.5%
      DMG Mori Seiki AG............  1,351,692     47,426,815            0.4%
      Rheinmetall AG...............    925,387     47,377,788            0.4%
      Other Securities.............               401,791,680            3.0%
                                               --------------            ----
  TOTAL GERMANY....................               623,204,993            4.8%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                     1,929            0.0%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
HONG KONG -- (2.8%)
    Other Securities......................             $  392,517,156            3.0%
                                                       --------------           -----

IRELAND -- (0.5%)
    Smurfit Kappa Group P.L.C.............   1,801,332     55,150,426            0.4%
    Other Securities......................                 13,112,253            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 68,262,679            0.5%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 82,008,051            0.6%
                                                       --------------           -----

ITALY -- (3.9%)
*   Banca Popolare dell'Emilia Romagna SC.  13,314,422    109,522,154            0.9%
*   Banca Popolare di Milano Scarl........ 129,040,375    132,966,685            1.0%
*   Banco Popolare SC.....................   3,544,813     56,041,587            0.4%
    Other Securities......................                249,132,936            1.9%
                                                       --------------           -----
TOTAL ITALY...............................                547,663,362            4.2%
                                                       --------------           -----

JAPAN -- (22.5%)
    Aoyama Trading Co., Ltd...............   1,249,599     43,221,318            0.3%
    Fujikura, Ltd.........................   9,415,000     44,842,268            0.4%
    San-In Godo Bank, Ltd. (The)..........   4,454,900     42,632,561            0.3%
    Other Securities......................              3,041,410,133           23.6%
                                                       --------------           -----
TOTAL JAPAN...............................              3,172,106,280           24.6%
                                                       --------------           -----

NETHERLANDS -- (2.4%)
#*  APERAM SA.............................   1,999,164     76,215,567            0.6%
    Other Securities......................                259,860,005            2.0%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                336,075,572            2.6%
                                                       --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................                 56,854,372            0.5%
                                                       --------------           -----

NORWAY -- (0.7%)
    Other Securities......................                104,150,347            0.8%
                                                       --------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................                 63,569,380            0.5%
                                                       --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                    124,455            0.0%
                                                       --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................                183,069,661            1.4%
                                                       --------------           -----

SPAIN -- (2.5%)
    Bankinter SA..........................   7,839,468     59,288,138            0.5%
*   Gamesa Corp. Tecnologica SA...........   6,756,511     90,350,706            0.7%
    Other Securities......................                210,973,174            1.6%
                                                       --------------           -----
TOTAL SPAIN...............................                360,612,018            2.8%
                                                       --------------           -----

SWEDEN -- (3.3%)
#   BillerudKorsnas AB....................   3,185,287     55,137,621            0.4%
    Holmen AB Class B.....................   1,333,393     44,119,228            0.3%
    Trelleborg AB Class B.................   4,371,397     85,667,124            0.7%
    Other Securities......................                279,092,258            2.2%
                                                       --------------           -----
TOTAL SWEDEN..............................                464,016,231            3.6%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value++     of Net Assets**
                                     ------       -------     ---------------
  SWITZERLAND -- (3.8%)
      Helvetia Holding AG.........    156,021 $    88,642,289            0.7%
      Other Securities............                444,250,599            3.4%
                                              ---------------           -----
  TOTAL SWITZERLAND...............                532,892,888            4.1%
                                              ---------------           -----

  UNITED KINGDOM -- (20.2%)
      Amlin P.L.C................. 11,862,756      83,134,253            0.6%
      Ashtead Group P.L.C.........  4,575,689      78,461,935            0.6%
      Barratt Developments P.L.C.. 16,877,039     133,891,307            1.0%
      Beazley P.L.C............... 12,913,608      55,535,991            0.4%
      Bellway P.L.C...............  3,443,418     104,687,469            0.8%
      Bodycote P.L.C..............  4,916,309      51,776,733            0.4%
      Bovis Homes Group P.L.C.....  3,910,361      55,677,257            0.4%
  #   Catlin Group, Ltd...........  9,089,700      97,933,897            0.8%
      CSR P.L.C...................  4,886,688      65,874,499            0.5%
      Dixons Carphone P.L.C.......  9,644,138      62,588,810            0.5%
      DS Smith P.L.C.............. 14,773,249      78,991,844            0.6%
  #   Greene King P.L.C...........  5,358,527      68,127,656            0.5%
      Hiscox, Ltd.................  7,390,171      93,111,599            0.7%
      Home Retail Group P.L.C..... 17,729,048      45,303,688            0.4%
      Inchcape P.L.C..............  8,708,384     110,771,159            0.9%
      Man Group P.L.C............. 19,156,949      56,484,455            0.4%
      Persimmon P.L.C.............  6,505,520     168,911,496            1.3%
      SIG P.L.C................... 15,069,969      44,784,988            0.4%
      Taylor Wimpey P.L.C......... 65,142,770     165,409,275            1.3%
  *   Thomas Cook Group P.L.C..... 20,119,512      44,129,936            0.3%
      Travis Perkins P.L.C........  3,634,991     115,538,808            0.9%
      TUI AG......................  3,333,122      62,132,406            0.5%
      Other Securities............              1,004,643,813            7.8%
                                              ---------------           -----
  TOTAL UNITED KINGDOM............              2,847,903,274           22.0%
                                              ---------------           -----

  UNITED STATES -- (0.0%)
      Other Securities............                  2,962,386            0.0%
                                              ---------------           -----
  TOTAL COMMON STOCKS.............             12,796,904,577           99.0%
                                              ---------------           -----

  PREFERRED STOCKS -- (0.0%)
  GERMANY -- (0.0%)
      Other Securities............                  2,673,804            0.0%
                                              ---------------           -----
  TOTAL PREFERRED STOCKS..........                  2,673,804            0.0%
                                              ---------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  AUSTRIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  BELGIUM -- (0.0%)
      Other Securities............                    423,484            0.0%
                                              ---------------           -----

  HONG KONG -- (0.0%)
      Other Securities............                        630            0.0%
                                              ---------------           -----

  ITALY -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----
  TOTAL RIGHTS/WARRANTS...........                    424,114            0.0%
                                              ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@   DFA Short Term Investment Fund.. 113,506,420 $ 1,313,269,277           10.2%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,033,195,527).............               $14,113,271,772          109.2%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia...................             -- $   651,647,596   --    $   651,647,596
  Austria.....................             --      88,612,975   --         88,612,975
  Belgium.....................             --     126,290,338   --        126,290,338
  Canada...................... $1,012,475,438         519,123   --      1,012,994,561
  China.......................             --       1,930,643   --          1,930,643
  Denmark.....................             --     223,357,859   --        223,357,859
  Finland.....................             --     319,118,405   --        319,118,405
  France......................        875,875     534,081,291   --        534,957,166
  Germany.....................             --     623,204,993   --        623,204,993
  Greece......................             --           1,929   --              1,929
  Hong Kong...................      8,891,749     383,625,407   --        392,517,156
  Ireland.....................             --      68,262,679   --         68,262,679
  Israel......................             --      82,008,051   --         82,008,051
  Italy.......................             --     547,663,362   --        547,663,362
  Japan.......................      8,146,556   3,163,959,724   --      3,172,106,280
  Netherlands.................             --     336,075,572   --        336,075,572
  New Zealand.................             --      56,854,372   --         56,854,372
  Norway......................      4,098,981     100,051,366   --        104,150,347
  Portugal....................             --      63,569,380   --         63,569,380
  Russia......................             --         124,455   --            124,455
  Singapore...................      1,883,684     181,185,977   --        183,069,661
  Spain.......................             --     360,612,018   --        360,612,018
  Sweden......................             --     464,016,231   --        464,016,231
  Switzerland.................             --     532,892,888   --        532,892,888
  United Kingdom..............             --   2,847,903,274   --      2,847,903,274
  United States...............      2,962,386              --   --          2,962,386
Preferred Stocks
  Germany.....................             --       2,673,804   --          2,673,804
Rights/Warrants
  Australia...................             --              --   --                 --
  Austria.....................             --              --   --                 --
  Belgium.....................             --         423,484   --            423,484
  Hong Kong...................             --             630   --                630
  Italy.......................             --              --   --                 --
Securities Lending Collateral.             --   1,313,269,277   --      1,313,269,277
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,039,334,669 $13,073,937,103   --    $14,113,271,772
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (88.8%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,269,649            0.2%
    BHP Billiton, Ltd........................... 312,205    7,972,583            0.5%
    Macquarie Group, Ltd........................  85,618    5,246,034            0.3%
    National Australia Bank, Ltd................ 146,901    4,253,572            0.3%
    Woodside Petroleum, Ltd..................... 183,856    5,070,234            0.3%
    Other Securities............................           84,832,964            5.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          110,645,036            6.6%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            8,194,198            0.5%
                                                         ------------            ----

BELGIUM -- (1.6%)
#   Ageas.......................................  79,876    3,001,110            0.2%
    Delhaize Group SA...........................  43,954    3,538,311            0.2%
    Solvay SA...................................  21,413    3,152,957            0.2%
    Other Securities............................           20,008,661            1.2%
                                                         ------------            ----
TOTAL BELGIUM...................................           29,701,039            1.8%
                                                         ------------            ----

CANADA -- (7.9%)
    Encana Corp................................. 240,113    3,412,006            0.2%
    Other Securities............................          142,688,988            8.6%
                                                         ------------            ----
TOTAL CANADA....................................          146,100,994            8.8%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              428,120            0.0%
                                                         ------------            ----

DENMARK -- (1.4%)
    Other Securities............................           25,560,359            1.5%
                                                         ------------            ----

FINLAND -- (1.8%)
    UPM-Kymmene Oyj............................. 193,274    3,497,207            0.2%
    Other Securities............................           30,608,325            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           34,105,532            2.0%
                                                         ------------            ----

FRANCE -- (5.8%)
    BNP Paribas SA..............................  69,668    4,399,622            0.3%
    Cie de Saint-Gobain......................... 102,244    4,646,692            0.3%
#   GDF Suez.................................... 156,718    3,188,645            0.2%
    Renault SA..................................  31,881    3,354,444            0.2%
    Total SA....................................  97,994    5,306,370            0.3%
    Other Securities............................           87,073,376            5.2%
                                                         ------------            ----
TOTAL FRANCE....................................          107,969,149            6.5%
                                                         ------------            ----

GERMANY -- (5.1%)
#   Allianz SE..................................  26,086    4,440,219            0.3%
    Bayerische Motoren Werke AG.................  31,783    3,749,269            0.2%
    Daimler AG..................................  60,561    5,822,739            0.4%
    Other Securities............................           80,252,093            4.8%
                                                         ------------            ----
TOTAL GERMANY...................................           94,264,320            5.7%
                                                         ------------            ----

HONG KONG -- (2.6%)
    Other Securities............................           48,339,618            2.9%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
IRELAND -- (0.5%)
    Other Securities...................................           $  9,186,364            0.6%
                                                                  ------------           -----

ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    55,754    3,368,657            0.2%
    Other Securities...................................              8,960,587            0.5%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             12,329,244            0.7%
                                                                  ------------           -----

ITALY -- (2.5%)
    Other Securities...................................             45,487,878            2.7%
                                                                  ------------           -----

JAPAN -- (19.8%)
    Aeon Co., Ltd......................................   250,419    3,115,431            0.2%
    Mitsubishi UFJ Financial Group, Inc................   886,300    6,296,585            0.4%
    Mizuho Financial Group, Inc........................ 1,650,160    3,145,666            0.2%
    Sumitomo Mitsui Financial Group, Inc...............    90,141    3,935,970            0.3%
    Other Securities...................................            350,764,632           20.9%
                                                                  ------------           -----
TOTAL JAPAN............................................            367,258,284           22.0%
                                                                  ------------           -----

NETHERLANDS -- (2.4%)
    Other Securities...................................             44,672,780            2.7%
                                                                  ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................              7,576,117            0.5%
                                                                  ------------           -----

NORWAY -- (0.8%)
    Other Securities...................................             15,248,484            0.9%
                                                                  ------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................              5,340,139            0.3%
                                                                  ------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                 20,624            0.0%
                                                                  ------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................             23,342,668            1.4%
                                                                  ------------           -----

SPAIN -- (2.2%)
#   Banco de Sabadell SA............................... 1,362,835    3,644,837            0.2%
    Banco Santander SA.................................   538,042    4,067,903            0.3%
    Iberdrola SA.......................................   555,631    3,718,998            0.2%
    Other Securities...................................             29,945,109            1.8%
                                                                  ------------           -----
TOTAL SPAIN............................................             41,376,847            2.5%
                                                                  ------------           -----

SWEDEN -- (2.8%)
#   Boliden AB.........................................   158,759    3,449,146            0.2%
    Svenska Cellulosa AB SCA Class B...................   132,355    3,347,915            0.2%
    Other Securities...................................             45,232,778            2.7%
                                                                  ------------           -----
TOTAL SWEDEN...........................................             52,029,839            3.1%
                                                                  ------------           -----

SWITZERLAND -- (6.0%)
    ABB, Ltd...........................................   188,782    4,136,673            0.3%
    Aryzta AG..........................................    44,137    2,978,236            0.2%
    Clariant AG........................................   156,830    3,443,149            0.2%
    Julius Baer Group, Ltd.............................    56,140    2,938,409            0.2%
    Nestle SA..........................................    92,984    7,214,090            0.4%
    Novartis AG........................................    53,863    5,497,910            0.3%
    Swiss Re AG........................................    49,846    4,421,707            0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG...............    15,572 $    4,806,347            0.3%
    Other Securities........................               76,141,500            4.5%
                                                       --------------           -----
TOTAL SWITZERLAND...........................              111,578,021            6.7%
                                                       --------------           -----

UNITED KINGDOM -- (16.4%)
    Anglo American P.L.C....................   214,596      3,635,795            0.2%
    Aviva P.L.C.............................   597,344      4,805,903            0.3%
    Barclays P.L.C. Sponsored ADR...........   206,197      3,245,541            0.2%
    Barratt Developments P.L.C..............   440,009      3,490,741            0.2%
#   BP P.L.C. Sponsored ADR.................   168,781      7,284,588            0.4%
    HSBC Holdings P.L.C. Sponsored ADR......   205,600     10,203,928            0.6%
    J Sainsbury P.L.C.......................   762,184      3,169,219            0.2%
    Lloyds Banking Group P.L.C.............. 3,611,001      4,276,424            0.3%
    Man Group P.L.C......................... 1,063,704      3,136,342            0.2%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...    90,226      5,827,697            0.4%
    Royal Dutch Shell P.L.C. ADR(780259206).    98,946      6,276,145            0.4%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,528,560            0.2%
    WM Morrison Supermarkets P.L.C.......... 1,598,795      4,558,610            0.3%
    Other Securities........................              240,748,261           14.4%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              304,187,754           18.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  175,712            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,645,119,120           98.7%
                                                       --------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
#   Volkswagen AG...........................    19,927      5,130,119            0.3%
    Other Securities........................                1,895,393            0.1%
                                                       --------------           -----
TOTAL GERMANY...............................                7,025,512            0.4%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                7,025,512            0.4%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                   11,282            0.0%
                                                       --------------           -----

CANADA -- (0.0%)
    Other Securities........................                      326            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                       33            0.0%
                                                       --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                  134,516            0.0%
                                                       --------------           -----

ITALY -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

SINGAPORE -- (0.0%)
    Other Securities........................                       99            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
SPAIN -- (0.0%)
        Other Securities................            $       95,186            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   241,442            0.0%
                                                    --------------          ------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@    DFA Short Term Investment Fund.. 17,307,313    200,245,612           12.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,621,131,557)...............              $1,852,631,686          111.1%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,324,843 $  109,320,193   --    $  110,645,036
  Austria.....................           --      8,194,198   --         8,194,198
  Belgium.....................    1,058,149     28,642,890   --        29,701,039
  Canada......................  145,891,437        209,557   --       146,100,994
  China.......................           --        428,120   --           428,120
  Denmark.....................           --     25,560,359   --        25,560,359
  Finland.....................           --     34,105,532   --        34,105,532
  France......................    1,614,811    106,354,338   --       107,969,149
  Germany.....................    4,273,291     89,991,029   --        94,264,320
  Hong Kong...................      403,385     47,936,233   --        48,339,618
  Ireland.....................    2,532,163      6,654,201   --         9,186,364
  Israel......................    4,046,890      8,282,354   --        12,329,244
  Italy.......................      885,510     44,602,368   --        45,487,878
  Japan.......................    5,510,303    361,747,981   --       367,258,284
  Netherlands.................    4,851,289     39,821,491   --        44,672,780
  New Zealand.................        5,262      7,570,855   --         7,576,117
  Norway......................    1,269,030     13,979,454   --        15,248,484
  Portugal....................           --      5,340,139   --         5,340,139
  Russia......................           --         20,624   --            20,624
  Singapore...................       20,671     23,321,997   --        23,342,668
  Spain.......................    1,127,379     40,249,468   --        41,376,847
  Sweden......................           --     52,029,839   --        52,029,839
  Switzerland.................    5,796,329    105,781,692   --       111,578,021
  United Kingdom..............   46,124,677    258,063,077   --       304,187,754
  United States...............      175,712             --   --           175,712
Preferred Stocks
  Germany.....................           --      7,025,512   --         7,025,512
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  Belgium.....................           --         11,282   --            11,282
  Canada......................           --            326   --               326
  France......................           --             33   --                33
  Hong Kong...................           --        134,516   --           134,516
  Italy.......................           --             --   --                --
  Singapore...................           --             99   --                99
  Spain.......................           --         95,186   --            95,186
Securities Lending Collateral.           --    200,245,612   --       200,245,612
                               ------------ --------------   --    --------------
TOTAL......................... $226,911,131 $1,625,720,555   --    $1,852,631,686
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Shares        Value+
                                                              --------    -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................             $  88,056,562
Investment in Dimensional Emerging Markets Value Fund........                27,647,174
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................  500,681       10,238,921
                                                                          -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $112,754,316).....................................               125,942,657
                                                                          -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $112,754,316).....................................             $ 125,942,657
                                                                          =============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $125,942,657   --      --    $125,942,657
                                    ------------   --      --    ------------
   TOTAL........................... $125,942,657   --      --    $125,942,657
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Shares         Value+
                                                              ----------    -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................  6,873,893    $ 140,571,108
Investment in Dimensional Emerging Markets Value Fund........                  51,917,113
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................  1,729,352       20,354,478
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................                  13,560,995
                                                                            -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $206,884,839).....................................                 226,403,694
                                                                            -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $206,884,839).....................................               $ 226,403,694
                                                                            =============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $226,403,694   --      --    $226,403,694
                                    ------------   --      --    ------------
   TOTAL........................... $226,403,694   --      --    $226,403,694
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                          Percentage
                                                           Shares         Value++       of Net Assets**
                                                           ------         -------       ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (4.3%)
    Australia & New Zealand Banking Group, Ltd..........     68,414    $   1,830,612               0.2%
    BHP Billiton, Ltd...................................    175,073        4,470,729               0.6%
    Macquarie Group, Ltd................................     23,258        1,425,076               0.2%
    Woodside Petroleum, Ltd.............................     52,797        1,455,993               0.2%
    Other Securities....................................                  30,150,647               3.5%
                                                                       -------------           --------
TOTAL AUSTRALIA.........................................                  39,333,057               4.7%
                                                                       -------------           --------

AUSTRIA -- (0.3%)
    Other Securities....................................                   2,660,904               0.3%
                                                                       -------------           --------

BELGIUM -- (1.1%)
    Anheuser-Busch InBev NV.............................     13,963        1,699,971               0.2%
    Other Securities....................................                   8,035,970               1.0%
                                                                       -------------           --------
TOTAL BELGIUM...........................................                   9,735,941               1.2%
                                                                       -------------           --------

BRAZIL -- (1.0%)
    Other Securities....................................                   9,490,088               1.1%
                                                                       -------------           --------

CANADA -- (6.0%)
    Canadian Natural Resources, Ltd.....................     45,054        1,498,046               0.2%
    Royal Bank of Canada................................     22,236        1,478,249               0.2%
    Suncor Energy, Inc..................................     57,930        1,888,518               0.2%
    Other Securities....................................                  49,479,604               5.9%
                                                                       -------------           --------
TOTAL CANADA............................................                  54,344,417               6.5%
                                                                       -------------           --------

CHILE -- (0.3%)
    Other Securities....................................                   2,379,583               0.3%
                                                                       -------------           --------

CHINA -- (6.0%)
    Bank of China, Ltd. Class H.........................  2,448,000        1,677,377               0.2%
    China Construction Bank Corp. Class H...............  3,704,000        3,595,600               0.5%
    CNOOC, Ltd. ADR.....................................      8,035        1,375,994               0.2%
    Industrial & Commercial Bank of China, Ltd. Class H.  3,369,000        2,931,147               0.4%
    Tencent Holdings, Ltd...............................     75,900        1,566,490               0.2%
    Other Securities....................................                  43,225,615               5.0%
                                                                       -------------           --------
TOTAL CHINA.............................................                  54,372,223               6.5%
                                                                       -------------           --------

COLOMBIA -- (0.1%)
    Other Securities....................................                     728,623               0.1%
                                                                       -------------           --------

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                     349,745               0.0%
                                                                       -------------           --------

DENMARK -- (1.1%)
    Other Securities....................................                   9,977,307               1.2%
                                                                       -------------           --------

EGYPT -- (0.0%)
    Other Securities....................................                      96,100               0.0%
                                                                       -------------           --------

FINLAND -- (1.0%)
    Other Securities....................................                   9,453,603               1.1%
                                                                       -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                Shares         Value++       of Net Assets**
                                                ------         -------       ---------------
FRANCE -- (5.0%)
    BNP Paribas SA...........................     21,407    $   1,351,879               0.2%
    Cie de Saint-Gobain......................     42,131        1,914,731               0.2%
    Cie Generale des Etablissements Michelin.     15,526        1,731,394               0.2%
    GDF Suez.................................     67,562        1,374,643               0.2%
    Orange SA................................     96,048        1,582,037               0.2%
    Total SA.................................     76,225        4,127,580               0.5%
    Other Securities.........................                  33,743,218               3.9%
                                                            -------------           --------
TOTAL FRANCE.................................                  45,825,482               5.4%
                                                            -------------           --------

GERMANY -- (4.4%)
    BASF SE..................................     22,820        2,267,122               0.3%
    Bayerische Motoren Werke AG..............     15,244        1,798,252               0.2%
    Daimler AG...............................     37,233        3,579,829               0.4%
    Deutsche Telekom AG......................     87,107        1,601,083               0.2%
    Other Securities.........................                  30,714,577               3.6%
                                                            -------------           --------
TOTAL GERMANY................................                  39,960,863               4.7%
                                                            -------------           --------

GREECE -- (0.1%)
    Other Securities.........................                     536,558               0.1%
                                                            -------------           --------

HONG KONG -- (2.0%)
    Other Securities.........................                  18,462,511               2.2%
                                                            -------------           --------

HUNGARY -- (0.1%)
    Other Securities.........................                     636,326               0.1%
                                                            -------------           --------

INDIA -- (1.7%)
    Other Securities.........................                  15,930,549               1.9%
                                                            -------------           --------

INDONESIA -- (0.7%)
    Other Securities.........................                   6,126,601               0.7%
                                                            -------------           --------

IRELAND -- (0.4%)
    Other Securities.........................                   3,463,070               0.4%
                                                            -------------           --------

ISRAEL -- (0.5%)
    Other Securities.........................                   4,102,690               0.5%
                                                            -------------           --------

ITALY -- (1.7%)
    Eni SpA..................................     72,310        1,387,329               0.2%
    Other Securities.........................                  13,770,788               1.6%
                                                            -------------           --------
TOTAL ITALY..................................                  15,158,117               1.8%
                                                            -------------           --------

JAPAN -- (15.2%)
    Honda Motor Co., Ltd.....................     50,300        1,686,326               0.2%
    Mitsubishi UFJ Financial Group, Inc......    330,300        2,346,567               0.3%
    Mizuho Financial Group, Inc..............  1,147,800        2,188,028               0.3%
    Sumitomo Mitsui Financial Group, Inc.....     37,600        1,641,788               0.2%
    Toyota Motor Corp........................     75,200        5,234,606               0.6%
    Toyota Motor Corp. Sponsored ADR.........     10,100        1,404,102               0.2%
    Other Securities.........................                 123,868,986              14.7%
                                                            -------------           --------
TOTAL JAPAN..................................                 138,370,403              16.5%
                                                            -------------           --------

MALAYSIA -- (0.7%)
    Other Securities.........................                   6,793,009               0.8%
                                                            -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                       Shares         Value++       of Net Assets**
                                       ------         -------       ---------------
  MEXICO -- (0.9%)
      Other Securities..............               $   7,902,334               0.9%
                                                   -------------           --------

  NETHERLANDS -- (1.8%)
      Other Securities..............                  16,542,722               2.0%
                                                   -------------           --------

  NEW ZEALAND -- (0.3%)
      Other Securities..............                   2,872,207               0.3%
                                                   -------------           --------

  NORWAY -- (0.6%)
      Other Securities..............                   5,745,289               0.7%
                                                   -------------           --------

  PERU -- (0.0%)
      Other Securities..............                     207,815               0.0%
                                                   -------------           --------

  PHILIPPINES -- (0.4%)
      Other Securities..............                   3,224,116               0.4%
                                                   -------------           --------

  POLAND -- (0.4%)
      Other Securities..............                   3,239,287               0.4%
                                                   -------------           --------

  PORTUGAL -- (0.2%)
      Other Securities..............                   2,035,096               0.2%
                                                   -------------           --------

  RUSSIA -- (0.2%)
      Other Securities..............                   2,015,145               0.2%
                                                   -------------           --------

  SINGAPORE -- (0.9%)
      Other Securities..............                   7,974,465               0.9%
                                                   -------------           --------

  SOUTH AFRICA -- (1.9%)
      MTN Group, Ltd................     78,082        1,567,802               0.2%
      Other Securities..............                  15,937,655               1.9%
                                                   -------------           --------
  TOTAL SOUTH AFRICA................                  17,505,457               2.1%
                                                   -------------           --------

  SOUTH KOREA -- (3.4%)
      Samsung Electronics Co., Ltd..      3,003        3,939,497               0.5%
      Other Securities..............                  27,198,292               3.2%
                                                   -------------           --------
  TOTAL SOUTH KOREA.................                  31,137,789               3.7%
                                                   -------------           --------

  SPAIN -- (1.7%)
      Banco Santander SA............    195,291        1,476,511               0.2%
      Iberdrola SA..................    287,292        1,922,928               0.2%
      Other Securities..............                  12,446,088               1.5%
                                                   -------------           --------
  TOTAL SPAIN.......................                  15,845,527               1.9%
                                                   -------------           --------

  SWEDEN -- (2.1%)
      Other Securities..............                  19,321,712               2.3%
                                                   -------------           --------

  SWITZERLAND -- (4.6%)
      ABB, Ltd......................     91,981        2,015,528               0.3%
      Cie Financiere Richemont SA...     20,413        1,819,470               0.2%
      Nestle SA.....................     75,808        5,881,504               0.7%
      Novartis AG...................     16,684        1,702,971               0.2%
      Novartis AG ADR...............     20,738        2,111,128               0.3%
      Roche Holding AG..............      7,534        2,155,893               0.3%
      Syngenta AG...................      5,708        1,910,065               0.2%
      Other Securities..............                  24,108,097               2.8%
                                                   -------------           --------
  TOTAL SWITZERLAND.................                  41,704,656               5.0%
                                                   -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                  Shares         Value++       of Net Assets**
                                                                  ------         -------       ---------------
TAIWAN -- (3.3%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.     67,267    $   1,644,005               0.2%
    Other Securities...........................................                  28,366,415               3.4%
                                                                              -------------           --------
TOTAL TAIWAN...................................................                  30,010,420               3.6%
                                                                              -------------           --------

THAILAND -- (0.7%)
    Other Securities...........................................                   5,935,674               0.7%
                                                                              -------------           --------

TURKEY -- (0.3%)
    Other Securities...........................................                   2,727,152               0.3%
                                                                              -------------           --------

UNITED KINGDOM -- (13.2%)
    AstraZeneca P.L.C. Sponsored ADR...........................     24,619        1,685,909               0.2%
    BP P.L.C. Sponsored ADR....................................    101,426        4,377,546               0.5%
    HSBC Holdings P.L.C. Sponsored ADR.........................     61,863        3,070,261               0.4%
    Lloyds Banking Group P.L.C.................................  1,445,611        1,712,003               0.2%
    Rio Tinto P.L.C. Sponsored ADR.............................     48,267        2,161,879               0.3%
    Royal Dutch Shell P.L.C. ADR(B03MM73)......................     36,390        2,350,430               0.3%
    Royal Dutch Shell P.L.C. ADR(780259206)....................     43,355        2,750,008               0.3%
    Other Securities...........................................                 101,924,941              12.1%
                                                                              -------------           --------
TOTAL UNITED KINGDOM...........................................                 120,032,977              14.3%
                                                                              -------------           --------
TOTAL COMMON STOCKS............................................                 824,267,610              98.0%
                                                                              -------------           --------

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.6%)
    Other Securities...........................................                   5,264,935               0.6%
                                                                              -------------           --------

CHILE -- (0.0%)
    Other Securities...........................................                      15,718               0.0%
                                                                              -------------           --------

COLOMBIA -- (0.0%)
    Other Securities...........................................                     115,834               0.0%
                                                                              -------------           --------

GERMANY -- (0.4%)
    Volkswagen AG..............................................      8,564        2,204,764               0.3%
    Other Securities...........................................                   1,414,879               0.2%
                                                                              -------------           --------
TOTAL GERMANY..................................................                   3,619,643               0.5%
                                                                              -------------           --------
TOTAL PREFERRED STOCKS.........................................                   9,016,130               1.1%
                                                                              -------------           --------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...........................................                          --               0.0%
                                                                              -------------           --------

BELGIUM -- (0.0%)
    Other Securities...........................................                       1,691               0.0%
                                                                              -------------           --------

BRAZIL -- (0.0%)
    Other Securities...........................................                          --               0.0%
                                                                              -------------           --------

CANADA -- (0.0%)
    Other Securities...........................................                         149               0.0%
                                                                              -------------           --------

CHINA -- (0.0%)
    Other Securities...........................................                       1,864               0.0%
                                                                              -------------           --------

HONG KONG -- (0.0%)
    Other Securities...........................................                      73,092               0.0%
                                                                              -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  ITALY -- (0.0%)
         Other Securities................           $         --            0.0%
                                                    ------------          ------

  MALAYSIA -- (0.0%)
         Other Securities................                    953            0.0%
                                                    ------------          ------

  SOUTH AFRICA -- (0.0%)
         Other Securities................                    138            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                 33,363            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                111,250            0.0%
                                                    ------------          ------

  BONDS -- (0.0%)
  INDIA -- (0.0%)
         Other Securities................                    510            0.0%
                                                    ------------          ------

                                                      Value+
                                             -        ------            -
  SECURITIES LENDING COLLATERAL -- (8.4%)
  (S)@   DFA Short Term Investment Fund.. 6,622,824   76,626,079            9.1%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $860,083,149)................             $910,021,579          108.2%
                                                    ============          ======

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1     Level 2    Level 3    Total
                          ----------- ------------ ------- ------------
        Common Stocks
          Australia...... $ 1,148,648 $ 38,184,409   --    $ 39,333,057
          Austria........          --    2,660,904   --       2,660,904
          Belgium........     498,411    9,237,530   --       9,735,941
          Brazil.........   9,490,088           --   --       9,490,088
          Canada.........  54,299,585       44,832   --      54,344,417
          Chile..........   2,379,583           --   --       2,379,583
          China..........   3,954,876   50,417,347   --      54,372,223
          Colombia.......     728,623           --   --         728,623
          Czech Republic.          --      349,745   --         349,745
          Denmark........     300,707    9,676,600   --       9,977,307
          Egypt..........      21,970       74,130   --          96,100
          Finland........      72,566    9,381,037   --       9,453,603
          France.........   2,290,536   43,534,946   --      45,825,482
          Germany........   2,697,456   37,263,407   --      39,960,863
          Greece.........      66,159      470,399   --         536,558
          Hong Kong......      85,564   18,376,947   --      18,462,511
          Hungary........          --      636,326   --         636,326
          India..........   1,091,832   14,838,717   --      15,930,549
          Indonesia......     124,140    6,002,461   --       6,126,601
          Ireland........     962,419    2,500,651   --       3,463,070
          Israel.........   1,276,229    2,826,461   --       4,102,690
          Italy..........     384,348   14,773,769   --      15,158,117
          Japan..........   3,266,026  135,104,377   --     138,370,403
          Malaysia.......          --    6,793,009   --       6,793,009
          Mexico.........   7,902,334           --   --       7,902,334
          Netherlands....   2,112,760   14,429,962   --      16,542,722
          New Zealand....          --    2,872,207   --       2,872,207
          Norway.........     471,177    5,274,112   --       5,745,289
          Peru...........     207,815           --   --         207,815
          Philippines....      57,996    3,166,120   --       3,224,116
          Poland.........          --    3,239,287   --       3,239,287
          Portugal.......          --    2,035,096   --       2,035,096
          Russia.........      53,865    1,961,280   --       2,015,145
          Singapore......       2,843    7,971,622   --       7,974,465
          South Africa...   1,611,378   15,894,079   --      17,505,457
          South Korea....     842,176   30,295,613   --      31,137,789
          Spain..........   1,084,828   14,760,699   --      15,845,527
          Sweden.........     174,982   19,146,730   --      19,321,712
          Switzerland....   3,285,074   38,419,582   --      41,704,656
          Taiwan.........   1,894,465   28,115,955   --      30,010,420
          Thailand.......   5,935,674           --   --       5,935,674
          Turkey.........      26,544    2,700,608   --       2,727,152
          United Kingdom.  29,063,967   90,969,010   --     120,032,977
        Preferred Stocks
          Brazil.........   5,264,935           --   --       5,264,935
          Chile..........      15,718           --   --          15,718
          Colombia.......     115,834           --   --         115,834
          Germany........          --    3,619,643   --       3,619,643

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Rights/Warrants
   Australia...................           --           --   --              --
   Belgium.....................           -- $      1,691   --    $      1,691
   Brazil......................           --           --   --              --
   Canada......................           --          149   --             149
   China.......................           --        1,864   --           1,864
   Hong Kong...................           --       73,092   --          73,092
   Italy.......................           --           --   --              --
   Malaysia....................           --          953   --             953
   South Africa................           --          138   --             138
   Spain.......................           --       33,363   --          33,363
 Bonds
   India.......................           --          510   --             510
 Securities Lending Collateral.           --   76,626,079   --      76,626,079
                                ------------ ------------   --    ------------
 TOTAL......................... $145,264,131 $764,757,448   --    $910,021,579
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,895,874 $ 71,333,458
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 4,178,516   53,359,649
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   718,436   14,814,156
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $135,804,254).................................            139,507,263
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $38,661).........................................    38,661       38,661
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $135,842,915).................................           $139,545,924
                                                                    ============

Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $139,507,263   --      --    $139,507,263
   Temporary Cash Investments......       38,661   --      --          38,661
                                    ------------   --      --    ------------
   TOTAL........................... $139,545,924   --      --    $139,545,924
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,019,767 $ 89,653,032
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,582,709   71,291,191
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,527,657   31,500,297
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $168,874,437).................................            192,444,520
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $168,874,437).................................           $192,444,520
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  --------------------------------------------
                                    Level 1     Level 2   Level 3     Total
                                  ------------ ---------  ------- ------------
 Affiliated Investment Companies. $192,444,520        --    --    $192,444,520
 Futures Contracts**.............        2,072        --    --           2,072
 Forward Currency Contracts**....           -- $(179,797)   --        (179,797)
                                  ------------ ---------    --    ------------
 TOTAL........................... $192,446,592 $(179,797)   --    $192,266,795
                                  ============ =========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $4,281,163,514
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $3,051,540,550)........................................ $4,281,163,514
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $5,638,580,164
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $4,997,148,426)........................................ $5,638,580,164
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $19,185,282,335
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $18,126,322,577)....................................... $19,185,282,335
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    AMBEV SA ADR........................................  10,206,064 $   64,604,385            0.4%
    BM&FBovespa SA......................................  10,072,689     41,488,266            0.2%
    Ultrapar Participacoes SA...........................   1,698,450     39,088,111            0.2%
    Other Securities....................................                843,369,880            4.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................                988,550,642            5.6%
                                                                     --------------           -----

CANADA -- (0.0%)
    Other Securities....................................                  1,182,757            0.0%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                251,924,718            1.4%
                                                                     --------------           -----

CHINA -- (16.5%)
    Bank of China, Ltd. Class H......................... 156,176,702    107,012,743            0.6%
    China Construction Bank Corp. Class H............... 194,087,302    188,407,233            1.1%
    China Merchants Bank Co., Ltd. Class H..............  14,076,646     42,523,314            0.3%
    China Mobile, Ltd.(6073556).........................   3,954,000     56,374,078            0.3%
    China Mobile, Ltd.(2111375).........................   1,846,091    131,866,280            0.8%
    CNOOC, Ltd..........................................  31,188,000     53,020,252            0.3%
#   CNOOC, Ltd. ADR.....................................     237,300     40,637,625            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 198,793,725    172,957,453            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..   2,966,000     42,569,772            0.3%
    Tencent Holdings, Ltd...............................   9,155,700    188,963,305            1.1%
    Other Securities....................................              2,045,671,665           11.6%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,070,003,720           17.6%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 70,597,361            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 37,903,327            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 13,390,260            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 64,662,428            0.4%
                                                                     --------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................                 41,670,337            0.2%
                                                                     --------------           -----

INDIA -- (9.4%)
    Axis Bank, Ltd......................................   4,488,760     40,225,403            0.2%
    HDFC Bank, Ltd......................................   2,994,559     46,795,818            0.3%
    Infosys, Ltd. Sponsored ADR.........................   1,854,002     57,436,982            0.3%
    Reliance Industries, Ltd............................   3,980,031     54,145,856            0.3%
    Tata Consultancy Services, Ltd......................   1,338,928     52,106,170            0.3%
    Other Securities....................................              1,494,829,464            8.6%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,745,539,693           10.0%
                                                                     --------------           -----

INDONESIA -- (2.6%)
    Astra International Tbk PT..........................  80,979,700     42,614,082            0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDONESIA -- (Continued)
    Other Securities....................................            $  442,287,564            2.5%
                                                                    --------------           -----
TOTAL INDONESIA.........................................               484,901,646            2.8%
                                                                    --------------           -----

MALAYSIA -- (3.8%)
    Malayan Banking Bhd................................. 16,366,740     42,293,352            0.3%
#   Public Bank Bhd.....................................  7,480,811     40,897,158            0.3%
    Other Securities....................................               628,591,408            3.5%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               711,781,918            4.1%
                                                                    --------------           -----

MEXICO -- (4.3%)
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     65,472,351            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,688,773     64,346,000            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    613,039     55,473,899            0.3%
    Grupo Financiero Banorte S.A.B. de C.V..............  8,434,655     47,846,958            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 16,225,901     50,141,440            0.3%
*   Grupo Televisa S.A.B. Sponsored ADR.................  1,795,492     65,373,864            0.4%
    Other Securities....................................               450,369,894            2.5%
                                                                    --------------           -----
TOTAL MEXICO............................................               799,024,406            4.6%
                                                                    --------------           -----

PERU -- (0.1%)
    Other Securities....................................                23,791,158            0.1%
                                                                    --------------           -----

PHILIPPINES -- (1.5%)
    Other Securities....................................               284,456,893            1.6%
                                                                    --------------           -----

POLAND -- (1.8%)
    Other Securities....................................               333,167,887            1.9%
                                                                    --------------           -----

RUSSIA -- (1.4%)
    Gazprom OAO Sponsored ADR........................... 11,233,266     65,815,121            0.4%
    Lukoil OAO Sponsored ADR............................    773,408     39,564,078            0.2%
    Other Securities....................................               152,307,584            0.9%
                                                                    --------------           -----
TOTAL RUSSIA............................................               257,686,783            1.5%
                                                                    --------------           -----

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The)...........................  1,828,182     49,551,158            0.3%
    FirstRand, Ltd...................................... 10,939,290     52,258,001            0.3%
    MTN Group, Ltd......................................  8,388,251    168,426,963            1.0%
    Naspers, Ltd. Class N...............................    648,822    101,790,943            0.6%
    Sanlam, Ltd.........................................  8,072,284     52,208,426            0.3%
    Sasol, Ltd..........................................  1,053,229     42,406,656            0.3%
    Sasol, Ltd. Sponsored ADR...........................  1,015,273     40,864,738            0.2%
    Standard Bank Group, Ltd............................  4,147,576     60,794,884            0.4%
    Steinhoff International Holdings, Ltd...............  9,474,613     60,119,039            0.4%
    Other Securities....................................               844,511,813            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,472,932,621            8.4%
                                                                    --------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co....................................    364,834     57,257,447            0.3%
    Samsung Electronics Co., Ltd........................    369,094    484,197,303            2.8%
    SK Hynix, Inc.......................................  1,234,672     52,825,508            0.3%
    Other Securities....................................             2,054,249,355           11.7%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,648,529,613           15.1%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
SPAIN -- (0.0%)
    Other Securities.......................................            $     7,117,244            0.0%
                                                                       ---------------           -----

TAIWAN -- (14.0%)
    Hon Hai Precision Industry Co., Ltd.................... 44,256,377     132,611,867            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     198,095,972            1.2%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,191,117     102,430,899            0.6%
    Other Securities.......................................              2,168,451,547           12.3%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,601,590,285           14.9%
                                                                       ---------------           -----

THAILAND -- (2.9%)
    PTT PCL................................................  4,153,080      44,850,492            0.3%
    Other Securities.......................................                492,690,975            2.8%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                537,541,467            3.1%
                                                                       ---------------           -----

TURKEY -- (1.7%)
    Other Securities.......................................                325,528,383            1.9%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             16,773,475,547           95.9%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA......................................  5,978,666      63,815,828            0.4%
    Banco Bradesco SA ADR..................................  6,067,281      64,859,234            0.4%
    Itau Unibanco Holding SA...............................  6,811,784      87,109,988            0.5%
    Itau Unibanco Holding SA ADR...........................  6,607,239      84,704,804            0.5%
*   Petroleo Brasileiro SA Sponsored ADR...................  5,086,335      44,149,388            0.3%
    Other Securities.......................................                173,855,775            0.9%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                518,495,017            3.0%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  1,894,541            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 15,047,080            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                535,436,638            3.1%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                    257,608            0.0%
                                                                       ---------------           -----

CHINA -- (0.0%)
    Other Securities.......................................                     50,647            0.0%
                                                                       ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.......................................                      2,514            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    231,665            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH AFRICA -- (0.0%)
    Other Securities.......................................                      8,995            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SOUTH KOREA -- (0.0%)
       Other Securities................             $        97,741            0.0%
                                                    ---------------          ------

TAIWAN -- (0.0%)
       Other Securities................                     141,016            0.0%
                                                    ---------------          ------

THAILAND -- (0.0%)
       Other Securities................                     154,792            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     944,978            0.0%
                                                    ---------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................                     112,611            0.0%
                                                    ---------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@   DFA Short Term Investment Fund.. 114,928,259   1,329,719,957            7.6%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,792,023,438).............               $18,639,689,731          106.6%
                                                    ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  988,550,642              --   --    $   988,550,642
  Canada......................      1,182,757              --   --          1,182,757
  Chile.......................    251,924,718              --   --        251,924,718
  China.......................    300,644,406 $ 2,769,359,314   --      3,070,003,720
  Colombia....................     70,597,361              --   --         70,597,361
  Czech Republic..............             --      37,903,327   --         37,903,327
  Egypt.......................      2,848,445      10,541,815   --         13,390,260
  Greece......................      9,143,810      55,518,618   --         64,662,428
  Hungary.....................        266,476      41,403,861   --         41,670,337
  India.......................    146,211,693   1,599,328,000   --      1,745,539,693
  Indonesia...................     16,965,218     467,936,428   --        484,901,646
  Malaysia....................             --     711,781,918   --        711,781,918
  Mexico......................    798,983,068          41,338   --        799,024,406
  Peru........................     23,791,158              --   --         23,791,158
  Philippines.................     10,357,506     274,099,387   --        284,456,893
  Poland......................             --     333,167,887   --        333,167,887
  Russia......................      7,192,756     250,494,027   --        257,686,783
  South Africa................    124,781,873   1,348,150,748   --      1,472,932,621
  South Korea.................     98,205,892   2,550,323,721   --      2,648,529,613
  Spain.......................      7,117,244              --   --          7,117,244
  Taiwan......................    132,464,278   2,469,126,007   --      2,601,590,285
  Thailand....................    537,325,829         215,638   --        537,541,467
  Turkey......................      4,116,922     321,411,461   --        325,528,383
Preferred Stocks
  Brazil......................    518,495,017              --   --        518,495,017
  Chile.......................      1,894,541              --   --          1,894,541
  Colombia....................     15,047,080              --   --         15,047,080
Rights/Warrants
  Brazil......................             --         257,608   --            257,608
  China.......................             --          50,647   --             50,647
  Indonesia...................             --           2,514   --              2,514
  Malaysia....................             --         231,665   --            231,665
  Poland......................             --              --   --                 --
  South Africa................             --           8,995   --              8,995
  South Korea.................             --          97,741   --             97,741
  Taiwan......................             --         141,016   --            141,016
  Thailand....................             --         154,792   --            154,792
Bonds
  India.......................             --         112,611   --            112,611
Securities Lending Collateral.             --   1,329,719,957   --      1,329,719,957
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,068,108,690 $14,571,581,041   --    $18,639,689,731
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap U.S. Large Cap
                                                                        Company        Equity         Value       U.S. Targeted
                                                                       Portfolio     Portfolio*     Portfolio    Value Portfolio*
                                                                     ------------- -------------- -------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   15,827,842             --
Investments at Value (including $0, $26,362, $0 and $1,145,884 of
 securities on loan, respectively).................................. $    216,452   $    546,314              --   $  6,388,548
Temporary Cash Investments at Value & Cost..........................           --          1,676              --         11,931
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --         23,337              --      1,099,021
Cash................................................................          219             --              --             --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........        5,258             --              --         16,602
  Dividends Interest and Tax Reclaims...............................          715            468              --          2,389
  Securities Lending Income.........................................           --             10              --            599
  Fund Shares Sold..................................................          132            266          10,331          9,099
Prepaid Expenses and Other Assets...................................           16             23              99             82
                                                                     ------------   ------------  --------------   ------------
    Total Assets....................................................      222,792        572,094      15,838,272      7,528,271
                                                                     ------------   ------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --         23,337              --      1,099,021
  Investment Securities/Affiliated Investment Company
   Purchased........................................................        5,028          1,411              --         17,700
  Fund Shares Redeemed..............................................           98            173          77,563          3,791
  Due to Advisor....................................................           36             60           1,958          1,852
  Futures Margin Variation..........................................        2,040             --              --             --
Accrued Expenses and Other Liabilities..............................           19             22             452            269
                                                                     ------------   ------------  --------------   ------------
    Total Liabilities...............................................        7,221         25,003          79,973      1,122,633
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    215,571   $    547,091  $   15,758,299   $  6,405,638
                                                                     ============   ============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $31,180
 and shares outstanding of 0; 0; 0 and 1,369,168, respectively......          N/A            N/A             N/A   $      22.77
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Class R2 Shares -- based on net assets of $0; $0; $0 and $119,006
 and shares outstanding of 0; 0; 0 and 5,241,679, respectively......          N/A            N/A             N/A   $      22.70
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Institutional Class Shares -- based on net assets of $215,571;
 $547,091; $15,758,299 and $6,255,452 and shares outstanding of
 17,297,979; 41,824,506; 457,223,555 and 274,961,911,
 respectively....................................................... $      12.46   $      13.08  $        34.47   $      22.75
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000    700,000,000
                                                                     ============   ============  ==============   ============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $   10,500,397   $         --
                                                                     ============   ============  ==============   ============
Investments at Cost................................................. $    213,791   $    497,574  $           --   $  4,873,368
                                                                     ============   ============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    202,344   $    495,028  $    9,991,444   $  4,778,329
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          141          1,295          35,109         12,678
Accumulated Net Realized Gain (Loss)................................        6,832          2,028         404,301         99,451
Net Unrealized Appreciation (Depreciation)..........................        6,254         48,740       5,327,445      1,515,180
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    215,571   $    547,091  $   15,758,299   $  6,405,638
                                                                     ============   ============  ==============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,037,646,
 $1,635,754, $1,872,358 and $606,264 of
 securities on loan, respectively)...................  $   12,247,214  $   12,552,848 $   14,462,262 $    3,745,139
Temporary Cash Investments at Value & Cost...........          15,288          38,404        109,350         11,683
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       1,939,162       1,325,776      1,519,291        517,853
Cash.................................................           3,864              15             43             89
Receivables:
  Investment Securities Sold.........................          15,899           1,521         13,500             --
  Dividends..........................................           4,501           9,752         10,567          2,296
  Securities Lending Income..........................           1,130             541            723            280
  Fund Shares Sold...................................          16,451          17,171         12,978          3,593
Prepaid Expenses and Other Assets....................             115             129            170             54
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      14,243,624      13,946,157     16,128,884      4,280,987
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,939,162       1,325,776      1,519,291        517,853
  Investment Securities Purchased....................           9,955          34,636        100,487          8,168
  Fund Shares Redeemed...............................          46,835          19,685          8,624          1,933
  Due to Advisor.....................................           5,131           1,758          2,396            930
Accrued Expenses and Other Liabilities...............             579             360            495            169
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,001,662       1,382,215      1,631,293        529,053
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,241,962  $   12,563,942 $   14,497,591 $    3,751,934
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,241,962; $12,563,942; $14,497,591 and
 $3,751,934 and shares outstanding of
 346,395,129; 686,221,021; 811,602,835 and
 221,035,385, respectively...........................  $        35.34  $        18.31 $        17.86 $        16.97
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    9,131,929  $    8,873,570 $    9,735,971 $    2,570,299
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    8,666,035  $    8,772,627 $    9,623,130 $    2,518,625
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          22,137          25,698         30,115          7,019
Accumulated Net Realized Gain (Loss).................         438,505          86,339        118,055         51,450
Net Unrealized Appreciation (Depreciation)...........       3,115,285       3,679,278      4,726,291      1,174,840
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,241,962  $   12,563,942 $   14,497,591 $    3,751,934
                                                       ==============  ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,391,812, $895,215,
 $368,615 and $336,975 of securities on loan,
 respectively).............................................. $   10,404,239 $    5,144,120 $  6,799,049  $  3,328,273
Temporary Cash Investments at Value & Cost..................         45,325          4,275       13,789            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,357,994        907,167      219,060       330,890
Foreign Currencies at Value.................................             --             --           --         5,369
Cash........................................................            876            627           --         7,811
Receivables:
  Investment Securities Sold................................          7,842          4,927           --            --
  Dividends and Tax Reclaims................................          3,201          1,846        4,829        12,760
  Securities Lending Income.................................            986            546           40           507
  Fund Shares Sold..........................................          9,290          1,756        3,506         1,941
Unrealized Gain on Foreign Currency Contracts...............             --             --           --             7
Prepaid Expenses and Other Assets...........................             79             49           67            48
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     12,829,832      6,065,313    7,040,340     3,687,606
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,357,994        907,167      219,060       330,890
  Investment Securities Purchased...........................         47,685          2,237           --         6,282
  Fund Shares Redeemed......................................          4,266          1,382       22,400         1,168
  Due to Advisor............................................          3,073          2,176          896           675
Accrued Expenses and Other Liabilities......................            392            287          298           201
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,413,410        913,249      242,654       339,216
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,416,422 $    5,152,064 $  6,797,686  $  3,348,390
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,416,422; $5,152,064; $6,797,686 and $3,348,390
 and shares outstanding of 329,864,033; 263,319,377;
 210,295,728 and 148,624,010, respectively.................. $        31.58 $        19.57 $      32.32  $      22.53
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    7,782,857 $    3,509,444 $  4,572,407  $  2,628,254
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      5,245
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    7,537,266 $    3,333,096 $  4,799,181  $  2,881,819
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         13,541          6,987        4,909        26,965
Accumulated Net Realized Gain (Loss)........................        244,233        177,305     (233,046)     (260,664)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --           127
Net Unrealized Appreciation (Depreciation)..................      2,621,382      1,634,676    2,226,642       700,143
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,416,422 $    5,152,064 $  6,797,686  $  3,348,390
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                              International                 Asia Pacific
                                                               International      Small      Japanese Small    Small
                                                                Core Equity      Company        Company       Company
                                                                Portfolio*      Portfolio      Portfolio     Portfolio
                                                              --------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value......             --  $    9,294,710  $    495,754  $    267,083
Investments at Value (including $1,677,982, $0, $0 and $0 of
 securities on loan, respectively)........................... $   14,110,334              --            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      1,681,124              --            --            --
Foreign Currencies at Value..................................         18,760              --            --            --
Cash.........................................................         93,852           8,156            --            --
Receivables:
  Investment Securities Sold.................................            371              --            --            --
  Dividends and Tax Reclaims.................................         56,662              --            --            --
  Securities Lending Income..................................          2,535              --            --            --
  Fund Shares Sold...........................................         13,620          15,548             7             1
Unrealized Gain on Foreign Currency Contracts................            235              --            --            --
Prepaid Expenses and Other Assets............................            198              57            10            11
                                                              --------------  --------------  ------------  ------------
     Total Assets............................................     15,977,691       9,318,471       495,771       267,095
                                                              --------------  --------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      1,681,124              --            --            --
  Investment Securities Purchased............................         99,685              --            --            --
  Fund Shares Redeemed.......................................          9,139           3,867            29            11
  Due to Advisor.............................................          4,000           2,997           163            85
Accrued Expenses and Other Liabilities.......................            679             349            16            15
                                                              --------------  --------------  ------------  ------------
     Total Liabilities.......................................      1,794,627           7,213           208           111
                                                              --------------  --------------  ------------  ------------
NET ASSETS................................................... $   14,183,064  $    9,311,258  $    495,563  $    266,984
                                                              ==============  ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,183,064; $9,311,258; $495,563 and $266,984 and
 shares outstanding of 1,110,655,692; 499,880,774;
 24,516,599 and 12,107,379, respectively..................... $        12.77  $        18.63  $      20.21  $      22.05
                                                              ==============  ==============  ============  ============
NUMBER OF SHARES AUTHORIZED..................................  2,000,000,000   1,500,000,000   100,000,000   100,000,000
                                                              ==============  ==============  ============  ============
Investments in Affiliated Investment Companies at Cost....... $           --  $    8,039,542  $    458,163  $    267,789
                                                              ==============  ==============  ============  ============
Investments at Cost.......................................... $   12,447,009  $           --  $         --  $         --
                                                              ==============  ==============  ============  ============
Foreign Currencies at Cost................................... $       18,455  $           --  $         --  $         --
                                                              ==============  ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   12,576,692  $    7,747,577  $    513,199  $    301,858
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)............................        112,724           6,786        (1,404)       (4,831)
Accumulated Net Realized Gain (Loss).........................       (170,514)        301,541       (53,778)      (29,337)
Net Unrealized Foreign Exchange Gain (Loss)..................            532             186           (45)           --
Net Unrealized Appreciation (Depreciation)...................      1,663,630       1,255,168        37,591          (706)
                                                              --------------  --------------  ------------  ------------
NET ASSETS................................................... $   14,183,064  $    9,311,258  $    495,563  $    266,984
                                                              ==============  ==============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               DFA            DFA
                                                                United      Continental   International   Global Real
                                                             Kingdom Small     Small       Real Estate      Estate
                                                                Company       Company      Securities     Securities
                                                               Portfolio     Portfolio     Portfolio*     Portfolio*
                                                             ------------- ------------  --------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $     36,728  $    247,535              --  $  3,609,512
Investments at Value (including $0, $0, $190,775, $18,957
 and $1,238,838 of securities on loan, respectively)........           --            --  $    3,399,584       135,920
Temporary Cash Investments at Value & Cost..................           --            --              --         1,520
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --         197,450        16,384
Foreign Currencies at Value.................................           --            --           9,099            --
Cash........................................................           --            --           7,528            --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................           --            --              --            --
  Dividends and Tax Reclaims................................           --            --          14,375            95
  Securities Lending Income.................................           --            --             345            --
  Fund Shares Sold..........................................            8           435          56,594         4,096
Unrealized Gain on Foreign Currency Contracts...............           --            --              41            --
Prepaid Expenses and Other Assets...........................           10            13              49            86
                                                             ------------  ------------  --------------  ------------
    Total Assets............................................       36,746       247,983       3,685,065     3,767,613
                                                             ------------  ------------  --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --         197,450        16,384
  Investment Securities/Affiliated Investment Company
   Purchased................................................           --            --          16,538            --
  Fund Shares Redeemed......................................           17            65          11,565         4,345
  Due to Advisor............................................           12            80             696            32
Unrealized Loss on Foreign Currency Contracts...............           --            --              16            --
Accrued Expenses and Other Liabilities......................            4            12             158            78
                                                             ------------  ------------  --------------  ------------
    Total Liabilities.......................................           33           157         226,423        20,839
                                                             ------------  ------------  --------------  ------------
NET ASSETS.................................................. $     36,713  $    247,826  $    3,458,642  $  3,746,774
                                                             ============  ============  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $36,713; $247,826; $3,458,642; $3,746,774 and
 $12,923,353 and shares outstanding of 1,030,197;
 11,495,780; 628,990,113; 355,273,479 and
 632,098,412, respectively.................................. $      35.64  $      21.56  $         5.50  $      10.55
                                                             ============  ============  ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   100,000,000   1,200,000,000   500,000,000
                                                             ============  ============  ==============  ============
Investments in Affiliated Investment Companies at Cost...... $     24,933  $    207,811  $           --  $  2,963,606
                                                             ============  ============  ==============  ============
Investments at Cost......................................... $         --  $         --  $    2,951,917  $    142,984
                                                             ============  ============  ==============  ============
Foreign Currencies at Cost.................................. $         --  $         --  $        8,939  $         --
                                                             ============  ============  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $     23,205  $    220,145  $    3,543,707  $  3,125,034
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           69         1,678        (276,194)       19,670
Accumulated Net Realized Gain (Loss)........................        1,636       (13,851)       (256,839)      (36,772)
Net Unrealized Foreign Exchange Gain (Loss).................            8           130             141            --
Net Unrealized Appreciation (Depreciation)..................       11,795        39,724         447,827       638,842
                                                             ------------  ------------  --------------  ------------
NET ASSETS.................................................. $     36,713  $    247,826  $    3,458,642  $  3,746,774
                                                             ============  ============  ==============  ============

                                                                  DFA
                                                             International
                                                               Small Cap
                                                                 Value
                                                              Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --
Investments at Value (including $0, $0, $190,775, $18,957
 and $1,238,838 of securities on loan, respectively)........ $   12,800,002
Temporary Cash Investments at Value & Cost..................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,313,269
Foreign Currencies at Value.................................         53,836
Cash........................................................         16,066
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................         23,856
  Dividends and Tax Reclaims................................         63,607
  Securities Lending Income.................................          2,322
  Fund Shares Sold..........................................          5,741
Unrealized Gain on Foreign Currency Contracts...............             10
Prepaid Expenses and Other Assets...........................            115
                                                             --------------
    Total Assets............................................     14,278,824
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,313,269
  Investment Securities/Affiliated Investment Company
   Purchased................................................         31,095
  Fund Shares Redeemed......................................          3,519
  Due to Advisor............................................          6,772
Unrealized Loss on Foreign Currency Contracts...............            117
Accrued Expenses and Other Liabilities......................            699
                                                             --------------
    Total Liabilities.......................................      1,355,471
                                                             --------------
NET ASSETS.................................................. $   12,923,353
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $36,713; $247,826; $3,458,642; $3,746,774 and
 $12,923,353 and shares outstanding of 1,030,197;
 11,495,780; 628,990,113; 355,273,479 and
 632,098,412, respectively.................................. $        20.45
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  2,300,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             ==============
Investments at Cost......................................... $   10,719,926
                                                             ==============
Foreign Currencies at Cost.................................. $       53,059
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   10,546,312
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          3,808
Accumulated Net Realized Gain (Loss)........................        291,696
Net Unrealized Foreign Exchange Gain (Loss).................            684
Net Unrealized Appreciation (Depreciation)..................      2,080,853
                                                             --------------
NET ASSETS.................................................. $   12,923,353
                                                             ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                              International                 World ex U.S.  World ex U.S.
                                                              Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                               Portfolio*   Value Portfolio   Portfolio     Portfolio*
                                                              ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value......           --   $    125,943    $    226,404            --
Investments at Value (including $190,253, $0, $0, $73,355
 and $0 of securities on loan, respectively)................. $  1,652,386             --              --  $    833,395
Temporary Cash Investments at Value & Cost...................           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      200,246             --              --        76,626
Foreign Currencies at Value..................................        1,570             --              --           664
Cash.........................................................        6,288             --             512         5,759
Receivables:
  Investment Securities Sold.................................          111             --              --            --
  Dividends and Tax Reclaims.................................        6,528             --              --         2,659
  Securities Lending Income..................................          300             --              --           112
  Fund Shares Sold...........................................        2,126             --             416         2,241
  From Advisor...............................................           --             --              --            --
Unrealized Gain on Foreign Currency Contracts................           --             --              --             5
Prepaid Expenses and Other Assets............................           36             11              21            39
                                                              ------------   ------------    ------------  ------------
    Total Assets.............................................    1,869,591        125,954         227,353       921,500
                                                              ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      200,246             --              --        76,626
  Investment Securities Purchased............................        1,417             --             282         3,316
  Fund Shares Redeemed.......................................          411              1               9           339
  Due to Advisor.............................................          595             41              21           134
  Line of Credit.............................................           --             50              --            --
Unrealized Loss on Foreign Currency Contracts................            5             --              --             4
Accrued Expenses and Other Liabilities.......................           78              7              10            36
                                                              ------------   ------------    ------------  ------------
    Total Liabilities........................................      202,752             99             322        80,455
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  1,666,839   $    125,855    $    227,031  $    841,045
                                                              ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,666,839; $125,855; $227,031; $841,045 and $141,393
 and shares outstanding of 141,635,862; 10,552,000;
 17,937,277; 75,984,790 and 10,209,686, respectively......... $      11.77   $      11.93    $      12.66  $      11.07
                                                              ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                              ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost....... $         --   $    112,754    $    206,885  $         --
                                                              ============   ============    ============  ============
Investments at Cost.......................................... $  1,420,886   $         --    $         --  $    783,457
                                                              ============   ============    ============  ============
Foreign Currencies at Cost................................... $      1,549   $         --    $         --  $        660
                                                              ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $  1,420,111   $    112,949    $    209,557  $    796,415
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................       12,974            793             (25)        4,963
Accumulated Net Realized Gain (Loss).........................        2,195         (1,041)         (2,020)      (10,298)
Net Unrealized Foreign Exchange Gain (Loss)..................           38            (35)             --            23
Net Unrealized Appreciation (Depreciation)...................      231,521         13,189          19,519        49,942
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  1,666,839   $    125,855    $    227,031  $    841,045
                                                              ============   ============    ============  ============

                                                               World Core
                                                                 Equity
                                                               Portfolio
                                                              ------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $    139,507
Investments at Value (including $190,253, $0, $0, $73,355
 and $0 of securities on loan, respectively).................           --
Temporary Cash Investments at Value & Cost...................           39
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................           --
Foreign Currencies at Value..................................           --
Cash.........................................................           --
Receivables:
  Investment Securities Sold.................................           --
  Dividends and Tax Reclaims.................................           --
  Securities Lending Income..................................           --
  Fund Shares Sold...........................................        1,859
  From Advisor...............................................            1
Unrealized Gain on Foreign Currency Contracts................           --
Prepaid Expenses and Other Assets............................           13
                                                              ------------
    Total Assets.............................................      141,419
                                                              ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................           --
  Investment Securities Purchased............................           --
  Fund Shares Redeemed.......................................           12
  Due to Advisor.............................................           --
  Line of Credit.............................................           --
Unrealized Loss on Foreign Currency Contracts................           --
Accrued Expenses and Other Liabilities.......................           14
                                                              ------------
    Total Liabilities........................................           26
                                                              ------------
NET ASSETS................................................... $    141,393
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,666,839; $125,855; $227,031; $841,045 and $141,393
 and shares outstanding of 141,635,862; 10,552,000;
 17,937,277; 75,984,790 and 10,209,686, respectively......... $      13.85
                                                              ============
NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                              ============
Investments in Affiliated Investment Companies at Cost....... $    135,804
                                                              ============
Investments at Cost.......................................... $         --
                                                              ============
Foreign Currencies at Cost................................... $         --
                                                              ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $    137,810
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................           (2)
Accumulated Net Realized Gain (Loss).........................         (118)
Net Unrealized Foreign Exchange Gain (Loss)..................           --
Net Unrealized Appreciation (Depreciation)...................        3,703
                                                              ------------
NET ASSETS................................................... $    141,393
                                                              ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Selectively                  Emerging
                                                              Hedged Global   Emerging       Markets       Emerging
                                                                 Equity        Markets      Small Cap    Markets Value
                                                                Portfolio     Portfolio     Portfolio      Portfolio
                                                              ------------- ------------  ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $    192,445  $  4,281,164  $  5,638,580  $   19,185,282
Investments at Value (including $0, $0, $0, $0 and
 $1,882,111 of securities on loan, respectively).............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................           --            --            --              --
Segregated Cash for Futures Contracts........................          340            --            --              --
Foreign Currencies at Value..................................           --            --            --              --
Cash.........................................................        7,599            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold......................................................           --            --            --              --
  Dividends and Tax Reclaims.................................           --            --            --              --
  Securities Lending Income..................................           --            --            --              --
  Fund Shares Sold...........................................          532         5,616         1,695          10,025
Unrealized Gain on Forward Currency Contracts................          172            --            --              --
Unrealized Gain on Foreign Currency Contracts................           --            --            --              --
Prepaid Expenses and Other Assets............................           12            46            51              89
                                                              ------------  ------------  ------------  --------------
    Total Assets.............................................      201,100     4,286,826     5,640,326      19,195,396
                                                              ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased.................................................           --            --            --              --
  Fund Shares Redeemed.......................................            5         1,147         1,130          33,046
  Due to Advisor.............................................            6         1,379         2,035           6,157
  Futures Margin Variation...................................           74            --            --              --
Unrealized Loss on Forward Currency Contracts................          352            --            --              --
Unrealized Loss on Foreign Currency Contracts................           --            --            --              --
Accrued Expenses and Other Liabilities.......................            6           178           117             630
                                                              ------------  ------------  ------------  --------------
    Total Liabilities........................................          443         2,704         3,282          39,833
                                                              ------------  ------------  ------------  --------------
NET ASSETS................................................... $    200,657  $  4,284,122  $  5,637,044  $   19,155,563
                                                              ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $106,479 and $0 and shares outstanding of 0; 0; 0;
 3,772,728 and 0, respectively............................... $        N/A  $        N/A  $        N/A  $        28.22
                                                              ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $200,657; $4,284,122; $5,637,044; $19,049,084 and
 $17,485,579 and shares outstanding of 13,956,393;
 158,059,739; 255,898,849; 674,163,807 and 848,130,266,
 respectively................................................ $      14.38  $      27.10  $      22.03  $        28.26
                                                              ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                              ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost....... $    168,874  $  3,051,541  $  4,997,148  $   18,126,323
                                                              ============  ============  ============  ==============
Investments at Cost.......................................... $         --  $         --  $         --  $           --
                                                              ============  ============  ============  ==============
Foreign Currencies at Cost................................... $         --  $         --  $         --  $           --
                                                              ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $    175,141  $  3,078,963  $  4,888,947  $   19,087,506
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         (457)        8,221       (10,897)        (93,643)
Accumulated Net Realized Gain (Loss).........................        2,580       (32,664)      117,645        (897,377)
Net Unrealized Foreign Exchange Gain (Loss)..................         (180)          (21)          (83)            118
Net Unrealized Appreciation (Depreciation)...................       23,573     1,229,623       641,432       1,058,959
                                                              ------------  ------------  ------------  --------------
NET ASSETS................................................... $    200,657  $  4,284,122  $  5,637,044  $   19,155,563
                                                              ============  ============  ============  ==============

                                                                 Emerging
                                                               Markets Core
                                                                  Equity
                                                                Portfolio*
                                                              --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......             --
Investments at Value (including $0, $0, $0, $0 and
 $1,882,111 of securities on loan, respectively)............. $   17,309,970
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      1,329,720
Segregated Cash for Futures Contracts........................             --
Foreign Currencies at Value..................................         82,472
Cash.........................................................         44,686
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold......................................................          1,278
  Dividends and Tax Reclaims.................................         21,890
  Securities Lending Income..................................          4,459
  Fund Shares Sold...........................................        113,053
Unrealized Gain on Forward Currency Contracts................             --
Unrealized Gain on Foreign Currency Contracts................            177
Prepaid Expenses and Other Assets............................            205
                                                              --------------
    Total Assets.............................................     18,907,910
                                                              --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      1,329,720
  Investment Securities/Affiliated Investment Companies
   Purchased.................................................         52,065
  Fund Shares Redeemed.......................................         31,523
  Due to Advisor.............................................          7,723
  Futures Margin Variation...................................             --
Unrealized Loss on Forward Currency Contracts................             --
Unrealized Loss on Foreign Currency Contracts................             72
Accrued Expenses and Other Liabilities.......................          1,228
                                                              --------------
    Total Liabilities........................................      1,422,331
                                                              --------------
NET ASSETS................................................... $   17,485,579
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $106,479 and $0 and shares outstanding of 0; 0; 0;
 3,772,728 and 0, respectively............................... $          N/A
                                                              ==============
Institutional Class Shares -- based on net assets of
 $200,657; $4,284,122; $5,637,044; $19,049,084 and
 $17,485,579 and shares outstanding of 13,956,393;
 158,059,739; 255,898,849; 674,163,807 and 848,130,266,
 respectively................................................ $        20.62
                                                              ==============
NUMBER OF SHARES AUTHORIZED..................................  1,500,000,000
                                                              ==============
Investments in Affiliated Investment Companies at Cost....... $           --
                                                              ==============
Investments at Cost.......................................... $   15,462,303
                                                              ==============
Foreign Currencies at Cost................................... $       81,893
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   15,778,143
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         32,711
Accumulated Net Realized Gain (Loss).........................       (173,311)
Net Unrealized Foreign Exchange Gain (Loss)..................           (210)
Net Unrealized Appreciation (Depreciation)...................      1,848,246
                                                              --------------
NET ASSETS................................................... $   17,485,579
                                                              ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)


                                                                             Enhanced
                                                                            U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                             Company   Cap Equity Cap Value      Value
                                                                            Portfolio  Portfolio  Portfolio*   Portfolio
                                                                            ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Taxes Withheld of $0, $0, $2 and $0, respectively)...       --         --    $172,239          --
    Interest...............................................................       --         --          17          --
    Income from Securities Lending.........................................       --         --       1,737          --
    Expenses Allocated from Affiliated Investment Company..................       --         --      (8,473)         --
                                                                             -------    -------    --------    --------
     Total Net Investment Income Received from Affiliated Investment
      Company..............................................................       --         --     165,520          --
                                                                             -------    -------    --------    --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $1, $0 and $6, respectively).....  $    91    $ 4,400          --    $ 47,888
  Interest.................................................................      722         --          --          --
  Income from Securities Lending...........................................        5         55          --       3,147
                                                                             -------    -------    --------    --------
     Total Investment Income...............................................      818      4,455          --      51,035
                                                                             -------    -------    --------    --------
Fund Expenses
  Investment Advisory Services Fees........................................      219        336          --      10,247
  Administrative Services Fees.............................................       --         --      11,599          --
  Accounting & Transfer Agent Fees.........................................       10         16          46         170
  S&P 500(R) Fees..........................................................        4         --          --          --
  Custodian Fees...........................................................        4         17          --          49
  Shareholder Servicing Fees --
    Class R1 Shares........................................................       --         --          --          14
    Class R2 Shares........................................................       --         --          --         112
  Filing Fees..............................................................       10         13          90          54
  Shareholders' Reports....................................................        2          3         149          70
  Directors'/Trustees' Fees & Expenses.....................................        1          2          57          22
  Professional Fees........................................................        2          4          24          51
  Other....................................................................        3          8         186          79
                                                                             -------    -------    --------    --------
     Total Expenses........................................................      255        399      12,151      10,868
                                                                             -------    -------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................       --         28          --          --
  Fees Paid Indirectly (Note C)............................................       (1)        --          --          --
                                                                             -------    -------    --------    --------
  Net Expenses.............................................................      254        427      12,151      10,868
                                                                             -------    -------    --------    --------
  Net Investment Income (Loss).............................................      564      4,028     153,369      40,167
                                                                             -------    -------    --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................    1,844      1,661     404,525     101,300
    Futures................................................................   11,422        367         (67)     (1,061)
    Foreign Currency Transactions..........................................      629         --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................   (1,612)    13,344      12,679      64,839
    Futures................................................................   (3,469)        --           4          --
    Translation of Foreign Currency Denominated Amounts....................     (191)        --          --          --
                                                                             -------    -------    --------    --------
  Net Realized and Unrealized Gain (Loss)..................................    8,623     15,372     417,141     165,078
                                                                             -------    -------    --------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $ 9,187    $19,400    $570,510    $205,245
                                                                             =======    =======    ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                 U.S. Small U.S. Core U.S. Core U.S. Vector
                                                                 Cap Value  Equity 1  Equity 2    Equity
                                                                 Portfolio  Portfolio Portfolio  Portfolio
                                                                 ---------- --------- --------- -----------
Investment Income
  Dividends (Net of Taxes Withheld of $34, $24, $25 and $4,
   respectively)................................................ $  93,143  $112,024  $129,387   $ 32,072
  Interest......................................................        --         4         3         --
  Income from Securities Lending................................     4,177     3,058     4,314      1,649
                                                                 ---------  --------  --------   --------
     Total Investment Income....................................    97,320   115,086   133,704     33,721
                                                                 ---------  --------  --------   --------
Expenses
  Investment Advisory Services Fees.............................    29,238     9,891    13,555      5,346
  Accounting & Transfer Agent Fees..............................       332       329       383        104
  Custodian Fees................................................        84        71        82         36
  Filing Fees...................................................        74        81       101         35
  Shareholders' Reports.........................................       108        71        87         39
  Directors'/Trustees' Fees & Expenses..........................        43        43        50         13
  Professional Fees.............................................       106        99       120         32
  Other.........................................................       156       152       178         50
                                                                 ---------  --------  --------   --------
     Total Expenses.............................................    30,141    10,737    14,556      5,655
                                                                 ---------  --------  --------   --------
  Net Investment Income (Loss)..................................    67,179   104,349   119,148     28,066
                                                                 ---------  --------  --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................   449,654    86,839   119,176     52,746
    Futures.....................................................    (2,510)       --     1,793       (811)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................  (162,368)  346,056   369,254     49,804
                                                                 ---------  --------  --------   --------
  Net Realized and Unrealized Gain (Loss).......................   284,776   432,895   490,223    101,739
                                                                 ---------  --------  --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations. $ 351,955  $537,244  $609,371   $129,805
                                                                 =========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             DFA Real
                                                                                              Estate     Large Cap
                                                                 U.S. Small    U.S. Micro   Securities International
                                                                Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $13, $8, $0 and $4,006,
   respectively)...............................................   $ 72,840      $ 34,362     $136,193    $ 46,151
  Income from Securities Lending...............................      6,710         3,508          390       1,498
                                                                  --------      --------     --------    --------
     Total Investment Income...................................     79,550        37,870      136,583      47,649
                                                                  --------      --------     --------    --------
Expenses
  Investment Advisory Services Fees............................     17,189        12,623        5,934       3,955
  Accounting & Transfer Agent Fees.............................        279           146          199          96
  Custodian Fees...............................................         77            44           37         148
  Filing Fees..................................................         57            41           50          29
  Shareholders' Reports........................................         94            53           80          58
  Directors'/Trustees' Fees & Expenses.........................         36            19           26          12
  Professional Fees............................................         87            48           59          30
  Other........................................................        136            71           94          54
                                                                  --------      --------     --------    --------
     Total Expenses............................................     17,955        13,045        6,479       4,382
                                                                  --------      --------     --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................         --            --         (196)         --
  Fees Paid Indirectly (Note C)................................         --            --           --          (7)
                                                                  --------      --------     --------    --------
  Net Expenses.................................................     17,955        13,045        6,283       4,375
                                                                  --------      --------     --------    --------
  Net Investment Income (Loss).................................     61,595        24,825      130,300      43,274
                                                                  --------      --------     --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................    262,832       186,042       (4,684)    (20,004)
    Futures....................................................         --        (2,258)          --         769
    Foreign Currency Transactions..............................         --            --           --        (569)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     86,745       (25,992)      35,996     148,032
    Translation of Foreign Currency Denominated Amounts........         --            --           --         317
                                                                  --------      --------     --------    --------
  Net Realized and Unrealized Gain (Loss)......................    349,577       157,792       31,312     128,545
                                                                  --------      --------     --------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $411,172      $182,617     $161,612    $171,819
                                                                  ========      ========     ========    ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     International  Japanese  Asia Pacific
                                                                       International     Small       Small       Small
                                                                        Core Equity     Company     Company     Company
                                                                         Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                       ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Taxes Withheld of $0, $8,657, $519 and $111,
     respectively)....................................................         --      $111,084     $ 4,680     $ 4,990
    Income from Securities Lending....................................         --         9,391         448         414
    Expenses Allocated from Affiliated Investment Companies...........         --        (5,420)       (311)       (194)
                                                                         --------      --------     -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies............................................         --       115,055       4,817       5,210
                                                                         --------      --------     -------     -------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $15,460, $0, $0 and $0,
   respectively)......................................................   $182,091            --          --          --
  Interest............................................................          2             9          --          --
  Income from Securities Lending......................................      8,610            --          --          --
                                                                         --------      --------     -------     -------
     Total Investment Income..........................................    190,703             9          --          --
                                                                         --------      --------     -------     -------
Fund Expenses
  Investment Advisory Services Fees...................................     22,135            --          --          --
  Administrative Services Fees........................................         --        17,485         960         574
  Accounting & Transfer Agent Fees....................................        363            30           4           4
  Custodian Fees......................................................        764             1          --          --
  Filing Fees.........................................................        110            54          10          10
  Shareholders' Reports...............................................        115           108           2           3
  Directors'/Trustees' Fees & Expenses................................         46            32           2           1
  Professional Fees...................................................        116            20           2           2
  Other...............................................................        194           111           6           5
                                                                         --------      --------     -------     -------
     Total Expenses...................................................     23,843        17,841         986         599
                                                                         --------      --------     -------     -------
  Fees Paid Indirectly (Note C).......................................        (23)           --          --          --
                                                                         --------      --------     -------     -------
  Net Expenses........................................................     23,820        17,841         986         599
                                                                         --------      --------     -------     -------
  Net Investment Income (Loss)........................................    166,883        97,223       3,831       4,611
                                                                         --------      --------     -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................    138,114       317,803       8,141      (2,001)
    Futures...........................................................         --        (4,583)         --          --
    Foreign Currency Transactions.....................................     (1,812)       (2,994)          3        (163)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................    502,048       228,991      21,325      (4,918)
    Futures...........................................................         --            (5)         --          --
    Translation of Foreign Currency Denominated Amounts...............      1,140           775          79           1
                                                                         --------      --------     -------     -------
  Net Realized and Unrealized Gain (Loss).............................    639,490       539,987      29,548      (7,081)
                                                                         --------      --------     -------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................   $806,373      $637,210     $33,379     $(2,470)
                                                                         ========      ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       United                    DFA          DFA
                                                                      Kingdom   Continental International   Global
                                                                       Small       Small     Real Estate  Real Estate
                                                                      Company     Company    Securities   Securities
                                                                     Portfolio* Portfolio*    Portfolio    Portfolio
                                                                     ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Taxes Withheld of $2, $321, $0, $0 and $0,
     respectively)..................................................   $  607     $ 2,155           --           --
    Income Distributions Received from Affiliated Investment
     Companies......................................................       --          --           --     $122,372
    Income from Securities Lending..................................        7         293           --           --
    Expenses Allocated from Affiliated Investment Company...........      (19)       (122)          --           --
                                                                       ------     -------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................      595       2,326           --      122,372
                                                                       ------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $8,008, $0 and
   $10,912, respectively)...........................................       --          --     $ 63,774          797
  Income from Securities Lending....................................       --          --        1,378           --
                                                                       ------     -------     --------     --------
     Total Fund Investment Income...................................       --          --       65,152          797
                                                                       ------     -------     --------     --------
Fund Expenses
  Investment Advisory Services Fees.................................       --          --        4,994        4,397
  Administrative Services Fees......................................       67         392           --           --
  Accounting & Transfer Agent Fees..................................        2           3           97           13
  Custodian Fees....................................................       --          --          204            1
  Filing Fees.......................................................        8          11           34           44
  Shareholders' Reports.............................................        1           2           37           52
  Directors'/Trustees' Fees & Expenses..............................       --           1           12           13
  Professional Fees.................................................        1           1           30            8
  Other.............................................................        1           3           52           33
                                                                       ------     -------     --------     --------
     Total Expenses.................................................       80         413        5,460        4,561
                                                                       ------     -------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................       (2)         --           --       (3,559)
  Fees Paid Indirectly (Note C).....................................       --          --           (8)          --
                                                                       ------     -------     --------     --------
  Net Expenses......................................................       78         413        5,452        1,002
                                                                       ------     -------     --------     --------
  Net Investment Income (Loss)......................................      517       1,913       59,700      122,167
                                                                       ------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    1,823       7,640      (17,397)          80
    Futures.........................................................       --        (267)          --           --
    Foreign Currency Transactions...................................      (11)        (56)        (852)          --
    In-Kind Redemptions.............................................       --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................      432      15,005       80,713      (32,470)
    Futures.........................................................       --           4           --           --
    Translation of Foreign Currency Denominated Amounts.............        5          10          422           --
                                                                       ------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)...........................    2,249      22,336       62,886      (32,390)
                                                                       ------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $2,766     $24,249     $122,586     $ 89,777
                                                                       ======     =======     ========     ========

                                                                          DFA
                                                                     International
                                                                       Small Cap
                                                                         Value
                                                                       Portfolio
                                                                     -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Taxes Withheld of $2, $321, $0, $0 and $0,
     respectively)..................................................         --
    Income Distributions Received from Affiliated Investment
     Companies......................................................         --
    Income from Securities Lending..................................         --
    Expenses Allocated from Affiliated Investment Company...........         --
                                                                       --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................         --
                                                                       --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $8,008, $0 and
   $10,912, respectively)...........................................   $155,153
  Income from Securities Lending....................................      8,719
                                                                       --------
     Total Fund Investment Income...................................    163,872
                                                                       --------
Fund Expenses
  Investment Advisory Services Fees.................................     38,530
  Administrative Services Fees......................................         --
  Accounting & Transfer Agent Fees..................................        343
  Custodian Fees....................................................        814
  Filing Fees.......................................................         83
  Shareholders' Reports.............................................        127
  Directors'/Trustees' Fees & Expenses..............................         44
  Professional Fees.................................................        115
  Other.............................................................        184
                                                                       --------
     Total Expenses.................................................     40,240
                                                                       --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................         --
  Fees Paid Indirectly (Note C).....................................        (22)
                                                                       --------
  Net Expenses......................................................     40,218
                                                                       --------
  Net Investment Income (Loss)......................................    123,654
                                                                       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    156,150
    Futures.........................................................     (5,555)
    Foreign Currency Transactions...................................     (3,205)
    In-Kind Redemptions.............................................    148,970
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    520,445
    Futures.........................................................         --
    Translation of Foreign Currency Denominated Amounts.............      1,436
                                                                       --------
  Net Realized and Unrealized Gain (Loss)...........................    818,241
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $941,895
                                                                       ========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       World ex U.S.
                                                           International World ex U.S.   Targeted    World ex U.S. World Core
                                                           Vector Equity     Value         Value      Core Equity    Equity
                                                             Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                           ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
    Dividends (Net of Taxes Withheld of $0, $134, $51,
     $0 and $0, respectively).............................         --       $1,497        $   360            --          --
    Income Distributions Received from Affiliated
     Investment Companies.................................         --          115          1,318       $   603      $  727
    Income from Securities Lending........................         --           56             66            --          --
    Expenses Allocated from Affiliated Investment
     Companies............................................         --         (107)           (47)           --          --
                                                              -------       ------        -------       -------      ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.....................         --        1,561          1,697           603         727
                                                              -------       ------        -------       -------      ------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $1,604, $0, $0,
   $652 and $0, respectively).............................    $19,660           --             --         7,115          --
  Income from Securities Lending..........................      1,000           --             --           271          --
                                                              -------       ------        -------       -------      ------
     Total Investment Income..............................     20,660           --             --         7,989          --
                                                              -------       ------        -------       -------      ------
Fund Expenses
  Investment Advisory Services Fees.......................      3,135          270            526         1,141         169
  Accounting & Transfer Agent Fees........................         48            3              4            16           6
  Custodian Fees..........................................        110            1              2           198          --
  Filing Fees.............................................         23            9             18            24          11
  Shareholders' Reports...................................         23            1              1             5           6
  Directors'/Trustees' Fees & Expenses....................          5           --              1             2          --
  Professional Fees.......................................         13            4              5             5           3
  Other...................................................         32            2              3             9           1
                                                              -------       ------        -------       -------      ------
     Total Expenses.......................................      3,389          290            560         1,400         196
                                                              -------       ------        -------       -------      ------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...............................................         --         (123)          (433)         (282)       (173)
  Fees Paid Indirectly (Note C)...........................         (3)          --             --            (5)         --
                                                              -------       ------        -------       -------      ------
  Net Expenses............................................      3,386          167            127         1,113          23
                                                              -------       ------        -------       -------      ------
  Net Investment Income (Loss)............................     17,274        1,394          1,570         6,876         704
                                                              -------       ------        -------       -------      ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies...................................         --          169          1,932            --         171
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................      3,397          669         (2,005)       (9,726)       (285)
    Futures...............................................         --           --             --           (69)         --
    Foreign Currency Transactions.........................       (372)         (42)            (6)         (253)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............     75,678        4,015         12,608        52,042       6,310
    Translation of Foreign Currency Denominated
     Amounts..............................................        111            9             --            23          --
                                                              -------       ------        -------       -------      ------
  Net Realized and Unrealized Gain (Loss).................     78,814        4,820         12,529        42,017       6,196
                                                              -------       ------        -------       -------      ------
Net Increase (Decrease) in Net Assets Resulting
 from Operations..........................................    $96,088       $6,214        $14,099       $48,893      $6,900
                                                              =======       ======        =======       =======      ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                     Selectively              Emerging   Emerging   Emerging
                                                                       Hedged      Emerging   Markets    Markets     Markets
                                                                    Global Equity  Markets   Small Cap    Value    Core Equity
                                                                      Portfolio   Portfolio* Portfolio* Portfolio*  Portfolio
                                                                    ------------- ---------- ---------- ---------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Taxes Withheld of $0, $4,290, $3,700,
     $17,297 and $0, respectively).................................         --     $ 31,032   $ 33,900  $ 113,318         --
    Income Distributions Received from Affiliated Investment
     Companies.....................................................    $ 1,176           --         --         --         --
    Interest.......................................................         --            5         --          3         --
    Income from Securities Lending.................................         --        2,468     15,132     13,539         --
    Expenses Allocated from Affiliated Investment Companies........         --       (3,095)    (6,611)   (13,948)        --
                                                                       -------     --------   --------  ---------   --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.........................................      1,176       30,410     42,421    112,912         --
                                                                       -------     --------   --------  ---------   --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $0, $0 and $15,986,
   respectively)...................................................         --           --         --         --   $119,079
  Interest.........................................................          3           --         --         --          5
  Income from Securities Lending...................................         --           --         --         --     21,075
                                                                       -------     --------   --------  ---------   --------
     Total Fund Investment Income..................................          3           --         --         --    140,159
                                                                       -------     --------   --------  ---------   --------
Fund Expenses
  Investment Advisory Services Fees................................        253           --         --         --     43,141
  Administrative Services Fees.....................................         --        8,103     11,188     35,335         --
  Accounting & Transfer Agent Fees.................................          3           15         17         58        451
  Custodian Fees...................................................         --           --         --         --      3,262
  Shareholder Servicing Fees --
    Class R2 Shares................................................         --           --         --        119         --
  Filing Fees......................................................         10           39         46         74        110
  Shareholders' Reports............................................          1           73         39        137        161
  Directors'/Trustees' Fees & Expenses.............................          1           15         18         65         57
  Professional Fees................................................          4            8          9         31        178
  Other............................................................          2           49         59        214        228
                                                                       -------     --------   --------  ---------   --------
     Total Expenses................................................        274        8,302     11,376     36,033     47,588
                                                                       -------     --------   --------  ---------   --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................       (210)          --         --         --         --
  Fees Paid Indirectly (Note C)....................................         --           --         --         --        (47)
                                                                       -------     --------   --------  ---------   --------
  Net Expenses.....................................................         64        8,302     11,376     36,033     47,541
                                                                       -------     --------   --------  ---------   --------
  Net Investment Income (Loss).....................................      1,115       22,108     31,045     76,879     92,618
                                                                       -------     --------   --------  ---------   --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................        469           --         --         --         --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................       (251)      (7,562)   130,012   (349,708)    (7,484)
    Futures........................................................        248        2,301         --         --         --
    Foreign Currency Transactions..................................      2,652       (1,089)    (1,036)    (2,551)    (1,464)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................      7,197       85,333    165,394    822,207    501,108
    Futures........................................................        (49)           4         --         --         --
    Translation of Foreign Currency Denominated Amounts............       (818)          30        145         59         50
                                                                       -------     --------   --------  ---------   --------
  Net Realized and Unrealized Gain (Loss)..........................      9,448       79,017    294,515    470,007    492,210
                                                                       -------     --------   --------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................    $10,563     $101,125   $325,560  $ 546,886   $584,828
                                                                       =======     ========   ========  =========   ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Enhanced U.S. Large     U.S. Large Cap       U.S. Large Cap Value
                                                  Company Portfolio     Equity Portfolio            Portfolio
                                                --------------------  --------------------  ------------------------
                                                Six Months    Year    Six Months    Year    Six Months       Year
                                                   Ended     Ended       Ended     Ended       Ended        Ended
                                                 April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,     Oct. 31,
                                                   2015       2014       2015       2014       2015          2014
                                                ----------- --------  ----------- --------  -----------  -----------
                                                (Unaudited)           (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $    564   $  1,136   $  4,028   $  3,451  $   153,369  $   238,575
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................     1,844        643      1,661        563      404,525      600,495
   Futures.....................................    11,422     31,175        367         --          (67)          --
   Foreign Currency Transactions...............       629       (151)        --         --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    (1,612)       332     13,344     24,836       12,679    1,088,709
   Futures.....................................    (3,469)      (852)        --         --            4           --
   Translation of Foreign Currency
    Denominated Amounts........................      (191)       408         --         --           --           --
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     9,187     32,691     19,400     28,850      570,510    1,927,779
                                                 --------   --------   --------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................      (572)      (903)    (3,235)    (3,170)    (150,922)    (230,364)
  Net Short-Term Gains:
   Institutional Class Shares..................   (10,591)        --       (285)       (40)          --           --
  Net Long-Term Gains:
   Institutional Class Shares..................   (16,610)        --       (266)        --      (86,223)          --
                                                 --------   --------   --------   --------  -----------  -----------
     Total Distributions.......................   (27,773)      (903)    (3,786)    (3,210)    (237,145)    (230,364)
                                                 --------   --------   --------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................    25,900     36,703    311,765    134,371    1,936,199    3,477,302
  Shares Issued in Lieu of Cash Distributions..    24,218        757      3,649      3,180      217,906      209,934
  Shares Redeemed..............................   (32,680)   (65,369)   (58,892)   (23,643)  (1,876,152)  (2,200,742)
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    17,438    (27,909)   256,522    113,908      277,953    1,486,494
                                                 --------   --------   --------   --------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    (1,148)     3,879    272,136    139,548      611,318    3,183,909
Net Assets
  Beginning of Period..........................   216,719    212,840    274,955    135,407   15,146,981   11,963,072
                                                 --------   --------   --------   --------  -----------  -----------
  End of Period................................  $215,571   $216,719   $547,091   $274,955  $15,758,299  $15,146,981
                                                 ========   ========   ========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     1,994      2,890     24,322     11,205       57,146      108,157
  Shares Issued in Lieu of Cash Distributions..     2,070         60        290        265        6,679        6,479
  Shares Redeemed..............................    (2,641)    (5,263)    (4,522)    (1,962)     (55,447)     (68,360)
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     1,423     (2,313)    20,090      9,508        8,378       46,276
                                                 ========   ========   ========   ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $    141   $    149   $  1,295   $    502  $    35,109  $    32,662

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  U.S. Targeted Value     U.S. Small Cap Value
                                                       Portfolio                Portfolio         U.S. Core Equity 1 Portfolio
                                                ----------------------  ------------------------  ---------------------------
                                                Six Months     Year     Six Months       Year     Six Months         Year
                                                   Ended      Ended        Ended        Ended        Ended          Ended
                                                 April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,       Oct. 31,
                                                   2015        2014        2015          2014        2015            2014
                                                ----------- ----------  -----------  -----------  -----------    -----------
                                                (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   40,167  $   44,264  $    67,179  $    70,490  $   104,349    $   146,885
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................    101,300     262,739      449,654      462,894       86,839         51,551
   Futures.....................................     (1,061)         --       (2,510)     (12,757)          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.......................     64,839     116,751     (162,368)     404,462      346,056      1,034,068
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    205,245     423,754      351,955      925,089      537,244      1,232,504
                                                ----------  ----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares.............................       (160)        (80)          --           --           --             --
   Class R2 Shares.............................       (401)       (330)          --           --           --             --
   Institutional Class Shares..................    (33,047)    (37,254)     (49,002)     (63,952)     (98,354)      (135,714)
  Net Short-Term Gains:
   Class R1 Shares.............................        (49)        (32)          --           --           --             --
   Class R2 Shares.............................       (144)        (84)          --           --           --             --
   Institutional Class Shares..................     (9,156)    (13,954)          --       (2,510)          --             --
  Net Long-Term Gains:
   Class R1 Shares.............................     (1,235)       (544)          --           --           --             --
   Class R2 Shares.............................     (3,653)     (1,417)          --           --           --             --
   Institutional Class Shares..................   (233,022)   (235,328)    (427,115)    (443,795)     (49,469)       (34,892)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Total Distributions.......................   (280,867)   (289,023)    (476,117)    (510,257)    (147,823)      (170,606)
                                                ----------  ----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................  1,187,607   1,893,177    1,371,502    2,936,905    2,059,434      3,297,271
  Shares Issued in Lieu of Cash Distributions..    267,131     271,172      428,990      463,121      140,798        161,062
  Shares Redeemed..............................   (564,385)   (921,922)    (946,674)  (1,829,533)    (806,541)    (1,305,580)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    890,353   1,242,427      853,818    1,570,493    1,393,691      2,152,753
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................    814,731   1,377,158      729,656    1,985,325    1,783,112      3,214,651
Net Assets
  Beginning of Period..........................  5,590,907   4,213,749   11,512,306    9,526,981   10,780,830      7,566,179
                                                ----------  ----------  -----------  -----------   -----------   -----------
  End of Period................................ $6,405,638  $5,590,907  $12,241,962  $11,512,306  $12,563,942    $10,780,830
                                                ==========  ==========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     52,690      83,026       39,093       83,520      114,197        195,985
  Shares Issued in Lieu of Cash Distributions..     12,769      12,467       13,072       13,724        8,067          9,673
  Shares Redeemed..............................    (25,253)    (40,542)     (27,125)     (52,171)     (44,733)       (77,540)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     40,206      54,951       25,040       45,073       77,531        128,118
                                                ==========  ==========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $   12,678  $    6,119  $    22,137  $     3,960  $    25,698    $    19,703

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                           ---------------------------  ---------------------------  ------------------------
                                           Six Months         Year      Six Months        Year       Six Months       Year
                                              Ended          Ended         Ended         Ended          Ended        Ended
                                            April 30,       Oct. 31,     April 30,      Oct. 31,      April 30,     Oct. 31,
                                              2015            2014         2015           2014          2015          2014
                                           -----------    -----------   -----------     ----------   -----------  -----------
                                           (Unaudited)                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   119,148    $   177,308   $   28,066     $   40,510    $    61,595  $    72,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     119,176         91,185       52,746        115,011        262,832      281,378
    Futures...............................       1,793             --         (811)            --             --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................     369,254      1,187,562       49,804        197,283         86,745      332,001
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     609,371      1,456,055      129,805        352,804        411,172      685,496
                                            -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (111,046)      (165,687)     (25,546)       (37,709)       (53,935)     (65,689)
  Net Short-Term Gains:
    Institutional Class Shares............          --         (4,518)          --         (1,492)            --      (19,821)
  Net Long-Term Gains:
    Institutional Class Shares............     (89,857)       (98,745)    (109,045)       (38,966)      (268,312)    (218,795)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..................    (200,903)      (268,950)    (134,591)       (78,167)      (322,247)    (304,305)
                                            -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................   1,966,628      2,965,961      441,647        798,485      1,586,732    2,450,541
  Shares Issued in Lieu of Cash
   Distributions..........................     198,218        265,683      133,755         77,784        303,116      285,840
  Shares Redeemed.........................    (994,899)    (1,489,137)    (320,001)      (543,429)      (810,067)  (1,316,683)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,169,947      1,742,507      255,401        332,840      1,079,781    1,419,698
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................   1,578,415      2,929,612      250,615        607,477      1,168,706    1,800,889
Net Assets
  Beginning of Period.....................  12,919,176      9,989,564    3,501,319      2,893,842      9,247,716    7,446,827
                                            -----------   -----------   ----------      ----------   -----------  -----------
  End of Period........................... $14,497,591    $12,919,176   $3,751,934     $3,501,319    $10,416,422  $ 9,247,716
                                            ===========   ===========   ==========      ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     111,535        178,876       26,261         48,426         50,701       80,252
  Shares Issued in Lieu of Cash
   Distributions..........................      11,709         16,353        8,439          4,849         10,250        9,623
  Shares Redeemed.........................     (56,509)       (89,926)     (19,188)       (33,059)       (25,809)     (43,155)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      66,735        105,303       15,512         20,216         35,142       46,720
                                            ===========   ===========   ==========      ==========   ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    30,115    $    22,013   $    7,019     $    4,499    $    13,541  $     5,881

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         DFA Real Estate Securities Large Cap International
                                                U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                                ----------------------   -------------------------  ----------------------
                                                Six Months      Year     Six Months       Year      Six Months     Year
                                                   Ended       Ended        Ended        Ended         Ended      Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                   2015         2014        2015          2014         2015        2014
                                                -----------  ----------  -----------   ----------   ----------- ----------
                                                (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   24,825   $   33,465  $  130,300    $  135,078   $   43,274  $  100,146
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    186,042      293,787      (4,684)       51,264      (20,004)     (5,883)
    Futures....................................     (2,258)        (692)         --          (553)         769          --
    Foreign Currency Transactions..............         --           --          --            --         (569)     (1,034)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (25,992)      40,078      35,996       857,969      148,032     (85,773)
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --          --            --          317        (232)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    182,617      366,638     161,612     1,043,758      171,819       7,224
                                                ----------   ----------  ----------    ----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (20,379)     (30,943)   (148,932)     (156,934)     (23,892)    (98,177)
  Net Short-Term Gains:
    Institutional Class Shares.................         --      (12,783)         --            --           --          --
  Net Long-Term Gains:
    Institutional Class Shares.................   (278,652)    (200,738)         --            --           --          --
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Total Distributions.......................   (299,031)    (244,464)   (148,932)     (156,934)     (23,892)    (98,177)
                                                ----------   ----------  ----------    ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    344,949      732,739     656,000     1,531,390      521,800     711,014
  Shares Issued in Lieu of Cash
   Distributions...............................    277,905      228,631     146,486       154,320       21,728      89,712
  Shares Redeemed..............................   (383,403)    (750,348)   (625,239)     (642,193)    (470,912)   (337,040)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    239,451      211,022     177,247     1,043,517       72,616     463,686
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    123,037      333,196     189,927     1,930,341      220,543     372,733
Net Assets
  Beginning of Period..........................  5,029,027    4,695,831   6,607,759     4,677,418    3,127,847   2,755,114
                                                ----------   ----------  ----------    ----------   ----------  ----------
  End of Period................................ $5,152,064   $5,029,027  $6,797,686    $6,607,759   $3,348,390  $3,127,847
                                                ==========   ==========  ==========    ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     17,744       37,333      19,260        53,449       24,469      31,887
  Shares Issued in Lieu of Cash
   Distributions...............................     15,215       11,975       4,518         5,604        1,063       3,956
  Shares Redeemed..............................    (19,846)     (38,226)    (18,462)      (22,496)     (21,806)    (15,048)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     13,113       11,082       5,316        36,557        3,726      20,795
                                                ==========   ==========  ==========    ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    6,987   $    2,541  $    4,909    $   23,541   $   26,965  $    7,583

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               International Core Equity    International Small    Japanese Small Company
                                                       Portfolio             Company Portfolio           Portfolio
                                               ------------------------  ------------------------  --------------------
                                               Six Months       Year     Six Months       Year     Six Months     Year
                                                  Ended        Ended        Ended        Ended        Ended      Ended
                                                April 30,     Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                                  2015          2014        2015          2014        2015        2014
                                               -----------  -----------  -----------  -----------  -----------  --------
                                               (Unaudited)               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   166,883  $   335,306  $    97,223  $   194,864   $  3,831    $  5,501
  Net Realized Gain (Loss) on:
    Investment Securities Sold................     138,114     (183,788)     317,803      303,846      8,141       9,738
    Futures...................................          --           --       (4,583)        (945)        --          --
    Foreign Currency Transactions.............      (1,812)      (1,661)      (2,994)        (909)         3        (118)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................     502,048     (293,395)     228,991     (612,635)    21,325      (8,349)
    Futures...................................          --           --           (5)          --         --          --
    Translation of Foreign Currency
     Denominated Amounts......................       1,140         (699)         775         (606)        79        (112)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     806,373     (144,237)     637,210     (116,385)    33,379       6,660
                                               -----------  -----------  -----------  -----------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................     (94,872)    (320,068)    (126,663)    (190,299)    (7,758)    (11,539)
  Net Short-Term Gains:
    Institutional Class Shares................          --           --      (27,069)     (27,834)        --          --
  Net Long-Term Gains:
    Institutional Class Shares................          --           --     (250,320)    (211,626)        --          --
                                               -----------  -----------  -----------  -----------   --------    --------
     Total Distributions......................     (94,872)    (320,068)    (404,052)    (429,759)    (7,758)    (11,539)
                                               -----------  -----------  -----------  -----------   --------    --------
Capital Share Transactions (1):
  Shares Issued...............................   2,756,427    4,323,558      927,051    1,513,008      6,650     176,108
  Shares Issued in Lieu of Cash
   Distributions..............................      90,916      309,979      393,836      418,230      7,251      10,648
  Shares Redeemed.............................  (1,670,322)  (1,383,156)  (1,087,304)  (1,061,294)   (52,149)    (87,819)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) from Capital
      Share Transactions......................   1,177,021    3,250,381      233,583      869,944    (38,248)     98,937
                                               -----------  -----------  -----------  -----------   --------    --------
     Total Increase (Decrease) in Net
      Assets..................................   1,888,522    2,786,076      466,741      323,800    (12,627)     94,058
Net Assets
  Beginning of Period.........................  12,294,542    9,508,466    8,844,517    8,520,717    508,190     414,132
                                               -----------  -----------  -----------  -----------   --------    --------
  End of Period............................... $14,183,064  $12,294,542  $ 9,311,258  $ 8,844,517   $495,563    $508,190
                                               ===========  ===========  ===========  ===========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     229,580      340,141       53,097       78,077        353       9,215
  Shares Issued in Lieu of Cash
   Distributions..............................       7,933       23,911       23,782       22,420        406         579
  Shares Redeemed.............................    (138,744)    (108,799)     (61,818)     (54,917)    (2,777)     (4,681)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................      98,769      255,253       15,061       45,580     (2,018)      5,113
                                               ===========  ===========  ===========  ===========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $   112,724  $    40,713  $     6,786  $    36,226   $ (1,404)   $  2,523

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                      Portfolio             Company Portfolio         Portfolio
                                                -------------------------  -------------------  ------------------------
                                                Six Months       Year      Six Months    Year   Six Months      Year
                                                   Ended        Ended         Ended     Ended      Ended       Ended
                                                 April 30,     Oct. 31,     April 30,  Oct. 31,  April 30,    Oct. 31,
                                                   2015          2014         2015       2014      2015         2014
                                                -----------    --------    ----------- -------- -----------   --------
                                                (Unaudited)                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $   4,611     $ 13,132      $   517   $   952   $  1,913     $  3,584
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     (2,001)         227        1,823     2,353      7,640        5,664
    Futures....................................         --           --           --        --       (267)         (53)
    Foreign Currency Transactions..............       (163)          --          (11)       (4)       (56)         (20)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     (4,918)     (25,748)         432    (2,920)    15,005      (13,937)
    Futures....................................         --           --           --        --          4           --
    Translation of Foreign Currency
     Denominated Amounts.......................          1           (4)           5        (1)        10           (9)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     (2,470)     (12,393)       2,766       380     24,249       (4,771)
                                                 ---------      --------     -------   -------   --------      --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (16,487)     (12,860)        (554)     (919)      (354)      (3,660)
  Net Short-Term Gains:
    Institutional Class Shares.................         --           --          (57)       --         --           --
  Net Long-Term Gains:
    Institutional Class Shares.................         --           --       (2,151)     (406)        --           --
                                                 ---------      --------     -------   -------   --------      --------
     Total Distributions.......................    (16,487)     (12,860)      (2,762)   (1,325)      (354)      (3,660)
                                                 ---------      --------     -------   -------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................      7,626       80,887        2,896     5,784     68,682       23,560
  Shares Issued in Lieu of Cash Distributions..     15,524       12,189        2,149     1,013        294        3,003
  Shares Redeemed..............................   (101,326)     (34,872)      (3,386)   (7,898)   (14,006)     (19,977)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    (78,176)      58,204        1,659    (1,101)    54,970        6,586
                                                 ---------      --------     -------   -------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    (97,133)      32,951        1,663    (2,046)    78,865       (1,845)
Net Assets
  Beginning of Period..........................    364,117      331,166       35,050    37,096    168,961      170,806
                                                 ---------      --------     -------   -------   --------      --------
  End of Period................................  $ 266,984     $364,117      $36,713   $35,050   $247,826     $168,961
                                                 =========      ========     =======   =======   ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued................................        367        3,484           86       151      3,444        1,098
  Shares Issued in Lieu of Cash Distributions..        792          549           68        27         16          133
  Shares Redeemed..............................     (4,968)      (1,459)        (100)     (206)      (698)        (926)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     (3,809)       2,574           54       (28)     2,762          305
                                                 =========      ========     =======   =======   ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $  (4,831)    $  7,045      $    69   $   106   $  1,678     $    119

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                           Six Months       Year       Six Months     Year     Six Months       Year
                                              Ended        Ended          Ended      Ended        Ended        Ended
                                            April 30,     Oct. 31,      April 30,   Oct. 31,    April 30,     Oct. 31,
                                              2015          2014          2015        2014        2015          2014
                                           -----------    ----------   ----------- ----------  -----------  -----------
                                           (Unaudited)                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   59,700    $  105,809    $  122,167  $   82,794  $   123,654  $   213,214
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (17,397)        3,629            80      (2,790)     156,150      220,979
    Futures...............................         --            --            --          --       (5,555)          --
    Foreign Currency Transactions.........       (852)         (581)           --          --       (3,205)      (2,193)
    In-Kind Redemptions...................         --            --            --          --      148,970           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     80,713        99,706       (32,470)    305,008      520,445     (457,867)
    Translation of Foreign Currency
     Denominated Amounts..................        422          (267)           --          --        1,436         (878)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    122,586       208,296        89,777     385,012      941,895      (26,745)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............   (182,724)     (106,263)     (124,281)    (72,036)    (140,423)    (201,006)
  Net Short-Term Gains:
    Institutional Class Shares............         --            --            --          --           --      (38,805)
  Net Long-Term Gains:
    Institutional Class Shares............         --            --            --          --     (207,080)    (127,501)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Distributions..................   (182,724)     (106,263)     (124,281)    (72,036)    (347,503)    (367,312)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    480,363     1,020,832       721,079   1,203,232    1,532,705    2,122,914
  Shares Issued in Lieu of Cash
   Distributions..........................    181,249       105,300       121,908      70,668      316,064      335,987
  Shares Redeemed.........................   (231,208)     (298,766)     (367,181)   (364,111)  (1,204,579)  (1,528,972)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    430,404       827,366       475,806     909,789      644,190      929,929
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    370,266       929,399       441,302   1,222,765    1,238,582      535,872
Net Assets
  Beginning of Period.....................  3,088,376     2,158,977     3,305,472   2,082,707   11,684,771   11,148,899
                                           ----------     ----------   ----------  ----------  -----------  -----------
  End of Period........................... $3,458,642    $3,088,376    $3,746,774  $3,305,472  $12,923,353  $11,684,771
                                           ==========     ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     88,117       190,067        66,604     123,414       79,884      102,419
  Shares Issued in Lieu of Cash
   Distributions..........................     34,991        21,490        11,884       8,208       17,549       16,875
  Shares Redeemed.........................    (42,844)      (56,784)      (34,108)    (37,911)     (63,085)     (74,184)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     80,264       154,773        44,380      93,711       34,348       45,110
                                           ==========     ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $ (276,194)   $ (153,170)   $   19,670  $   21,784  $     3,808  $    20,577

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     International Vector Equity  World ex U.S. Value  World ex U.S. Targeted
                                                            Portfolio                  Portfolio          Value Portfolio
                                                     --------------------------  --------------------  --------------------
                                                     Six Months       Year       Six Months    Year    Six Months     Year
                                                        Ended        Ended          Ended     Ended       Ended      Ended
                                                      April 30,     Oct. 31,      April 30,  Oct. 31,   April 30,   Oct. 31,
                                                        2015          2014          2015       2014       2015        2014
                                                     -----------    ----------   ----------- --------  -----------  --------
                                                     (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   17,274    $   32,958     $  1,394   $  4,175   $  1,570    $  2,577
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................         --            --          169        157      1,932         983
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      3,397        14,492          669      1,007     (2,005)     (2,175)
    Futures.........................................         --            --           --          1         --           1
    Foreign Currency Transactions...................       (372)         (376)         (42)       (40)        (6)         (9)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.......................................     75,678       (66,559)       4,015     (6,120)    12,608      (4,735)
    Futures.........................................         --            --           --          1         --          --
    Translation of Foreign Currency Denominated
     Amounts........................................        111           (93)           9        (12)        --          --
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     96,088       (19,578)       6,214       (831)    14,099      (3,358)
                                                     ----------     ----------    --------   --------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................     (8,980)      (31,342)        (944)    (4,113)    (1,813)     (2,482)
  Net Short-Term Gains:
    Institutional Class Shares......................     (1,236)         (571)          --         --         --         (48)
  Net Long-Term Gains:
    Institutional Class Shares......................    (10,949)       (7,322)          --         --       (408)     (1,147)
                                                     ----------     ----------    --------   --------   --------    --------
     Total Distributions............................    (21,165)      (39,235)        (944)    (4,113)    (2,221)     (3,677)
                                                     ----------     ----------    --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................    394,644       399,996       12,133     10,506    105,252      99,296
  Shares Issued in Lieu of Cash Distributions.......     20,977        38,822          944      4,102      2,222       3,678
  Shares Redeemed...................................   (129,258)     (165,226)      (6,443)   (13,300)   (43,417)    (40,853)
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    286,363       273,592        6,634      1,308     64,057      62,121
                                                     ----------     ----------    --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets........    361,286       214,779       11,904     (3,636)    75,935      55,086
Net Assets
  Beginning of Period...............................  1,305,553     1,090,774      113,951    117,587    151,096      96,010
                                                     ----------     ----------    --------   --------   --------    --------
  End of Period..................................... $1,666,839    $1,305,553     $125,855   $113,951   $227,031    $151,096
                                                     ==========     ==========    ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     35,485        33,823        1,077        889      8,977       7,921
  Shares Issued in Lieu of Cash Distributions.......      2,013         3,246           89        340        199         299
  Shares Redeemed...................................    (11,793)      (13,983)        (582)    (1,114)    (3,751)     (3,412)
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     25,705        23,086          584        115      5,425       4,808
                                                     ==========     ==========    ========   ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   12,974    $    4,680     $    793   $    343   $    (25)   $    218

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          World ex U.S. Core    World Core Equity    Selectively Hedged
                                           Equity Portfolio         Portfolio       Global Equity Portfolio
                                         --------------------  -------------------  ----------------------
                                         Six Months    Year    Six Months    Year   Six Months     Year
                                            Ended     Ended       Ended     Ended      Ended      Ended
                                          April 30,  Oct. 31,   April 30,  Oct. 31,  April 30,   Oct. 31,
                                            2015       2014       2015       2014      2015        2014
                                         ----------- --------  ----------- -------- -----------  --------
                                         (Unaudited)           (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........  $  6,876   $  6,084   $    704   $   341   $  1,115    $  2,127
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies............................        --         --        171         3        469         342
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........    (9,726)      (107)      (285)      247       (251)      1,409
   Futures..............................       (69)        --         --        --        248         572
   Foreign Currency Transactions........      (253)        --         --        --      2,652       1,469
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    52,042    (13,820)     6,310    (2,851)     7,197       1,003
   Futures..............................        --         --         --        --        (49)        (82)
   Translation of Foreign Currency
    Denominated Amounts.................        23         --         --        --       (818)        610
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    48,893     (7,843)     6,900    (2,260)    10,563       7,450
                                          --------   --------   --------   -------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (1,911)    (6,099)      (706)     (348)    (4,603)     (1,858)
  Net Short-Term Gains:
   Institutional Class Shares...........        --        (64)       (12)      (10)      (365)       (281)
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --       (232)      (14)    (1,915)       (539)
                                          --------   --------   --------   -------   --------    --------
    Total Distributions.................    (1,911)    (6,163)      (950)     (372)    (6,883)     (2,678)
                                          --------   --------   --------   -------   --------    --------
Capital Share Transactions (1):
  Shares Issued.........................   433,526    312,847     62,450    79,069     56,248      71,131
  Shares Issued in Lieu of Cash
   Distributions........................     1,905      6,153        950       372      6,883       2,678
  Shares Redeemed.......................   (48,016)   (28,066)    (3,664)   (2,830)   (13,430)    (22,653)
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions.........   387,415    290,934     59,736    76,611     49,701      51,156
                                          --------   --------   --------   -------   --------    --------
    Total Increase (Decrease) in Net
     Assets.............................   434,397    276,928     65,686    73,979     53,381      55,928
Net Assets
  Beginning of Period...................   406,648    129,720     75,707     1,728    147,276      91,348
                                          --------   --------   --------   -------   --------    --------
  End of Period.........................  $841,045   $406,648   $141,393   $75,707   $200,657    $147,276
                                          ========   ========   ========   =======   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................    41,687     28,743      4,730     5,733      4,036       5,123
  Shares Issued in Lieu of Cash
   Distributions........................       189        556         74        27        532         205
  Shares Redeemed.......................    (4,643)    (2,595)      (274)     (216)      (982)     (1,662)
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................    37,233     26,704      4,530     5,544      3,586       3,666
                                          ========   ========   ========   =======   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................  $  4,963   $     (2)  $     (2)  $    --   $   (457)   $  3,031

                                            Emerging Markets
                                                Portfolio
                                         ----------------------
                                         Six Months     Year
                                            Ended      Ended
                                          April 30,   Oct. 31,
                                            2015        2014
                                         ----------- ----------
                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   22,108  $   81,253
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies............................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (7,562)    (24,604)
   Futures..............................      2,301          --
   Foreign Currency Transactions........     (1,089)       (658)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     85,333      12,634
   Futures..............................          4          --
   Translation of Foreign Currency
    Denominated Amounts.................         30         (12)
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    101,125      68,613
                                         ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (20,540)    (77,881)
  Net Short-Term Gains:
   Institutional Class Shares...........         --          --
  Net Long-Term Gains:
   Institutional Class Shares...........         --     (21,358)
                                         ----------  ----------
    Total Distributions.................    (20,540)    (99,239)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    754,222   1,057,534
  Shares Issued in Lieu of Cash
   Distributions........................     19,042      92,820
  Shares Redeemed.......................   (643,425)   (701,770)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    129,839     448,584
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    210,424     417,958
Net Assets
  Beginning of Period...................  4,073,698   3,655,740
                                         ----------  ----------
  End of Period......................... $4,284,122  $4,073,698
                                         ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     29,560      40,611
  Shares Issued in Lieu of Cash
   Distributions........................        794       3,453
  Shares Redeemed.......................    (25,226)    (26,688)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      5,128      17,376
                                         ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    8,221  $    6,653

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                    Cap Portfolio              Portfolio             Equity Portfolio
                                               ----------------------  ------------------------  ------------------------
                                               Six Months     Year      Six Months      Year      Six Months      Year
                                                 Ended       Ended        Ended        Ended        Ended        Ended
                                               April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2015        2014         2015         2014         2015         2014
                                               ----------  ----------  -----------  -----------  -----------  -----------
                                               (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   31,045  $   89,085  $    76,879  $   447,291  $    92,618  $   302,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    130,012      98,856     (349,708)    (519,942)      (7,484)    (111,516)
   Futures....................................         --          --           --          499           --           --
   Foreign Currency Transactions..............     (1,036)       (968)      (2,551)      (4,493)      (1,464)      (2,722)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    165,394      21,383      822,207     (179,006)     501,108      123,834
   Futures....................................         --          (4)          --           --           --           --
   Translation of Foreign Currency
    Denominated Amounts.......................        145        (137)          59          (29)          50         (212)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    325,560     208,215      546,886     (255,680)     584,828      312,264
                                               ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares............................         --          --       (1,052)      (1,989)          --           --
   Institutional Class Shares.................    (49,507)    (83,100)    (206,913)    (405,752)     (88,437)    (287,956)
  Net Short-Term Gains:
   Class R2 Shares............................         --          --           --          (62)          --           --
   Institutional Class Shares.................     (3,364)         --           --      (11,122)          --           --
  Net Long-Term Gains:
   Class R2 Shares............................         --          --           --       (1,472)          --           --
   Institutional Class Shares.................    (88,636)    (63,095)          --     (262,348)          --           --
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.......................   (141,507)   (146,195)    (207,965)    (682,745)     (88,437)    (287,956)
                                               ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    784,163   1,042,130    2,036,192    3,257,115    2,842,178    4,643,693
  Shares Issued in Lieu of Cash Distributions.    132,937     135,989      196,000      647,473       82,549      266,070
  Shares Redeemed.............................   (324,712)   (421,399)  (2,161,892)  (3,488,728)  (1,663,086)  (2,227,486)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    592,388     756,720       70,300      415,860    1,261,641    2,682,277
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    776,441     818,740      409,221     (522,565)   1,758,032    2,706,585
Net Assets
  Beginning of Period.........................  4,860,603   4,041,863   18,746,342   19,268,907   15,727,547   13,020,962
                                               ----------  ----------  -----------  -----------  -----------  -----------
  End of Period............................... $5,637,044  $4,860,603  $19,155,563  $18,746,342  $17,485,579  $15,727,547
                                               ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     38,020      49,106       77,815      116,998      146,720      235,819
  Shares Issued in Lieu of Cash Distributions.      6,902       6,569        7,939       23,036        4,508       12,932
  Shares Redeemed.............................    (15,992)    (20,277)     (81,835)    (124,198)     (86,503)    (113,406)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     28,930      35,398        3,919       15,836       64,725      135,345
                                               ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $  (10,897) $    7,565  $   (93,643) $    37,443  $    32,711  $    28,530

----------
* Net of foreign capital gain taxes withheld of $--, $1,357, $--, $--, $-- and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          Enhanced U.S. Large Company Portfolio
                                                             --------------------------------------------------------------

                                                             Six Months      Year      Year      Year      Year      Year
                                                                Ended       Ended     Ended     Ended     Ended     Ended
                                                              April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2015         2014      2013      2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.65     $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.03         0.07      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.47         1.94      2.42      1.20      0.56      1.05
                                                              --------     --------  --------  --------  --------  --------
   Total from Investment Operations.........................      0.50         2.01      2.49      1.27      0.63      1.12
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.03)       (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
 Net Realized Gains.........................................     (1.66)          --        --        --        --        --
                                                              --------     --------  --------  --------  --------  --------
   Total Distributions......................................     (1.69)       (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.46     $  13.65  $  11.70  $   9.29  $   8.15  $   7.53
===========================================================  ===========   ========  ========  ========  ========  ========
Total Return................................................      4.47%(D)    17.18%    26.99%    15.84%     8.41%    17.40%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $215,571     $216,719  $212,840  $190,011  $171,128  $157,730
Ratio of Expenses to Average Net Assets.....................      0.23%(E)     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........      0.23%(E)     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Net Investment Income to Average Net Assets........      0.52%(E)     0.55%     0.63%     0.80%     0.86%     0.98%
Portfolio Turnover Rate.....................................       108%(D)      202%      139%       76%      140%       78%
-----------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. Large Cap Equity Portfolio
                                                             ---------------------------------
                                                                                         Period
                                                             Six Months      Year       June 25,
                                                                Ended       Ended      2013(a) to
                                                              April 30,    Oct. 31,     Oct. 31,
                                                                2015         2014         2013
-----------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  12.65     $  11.07   $  10.00
                                                              --------     --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.12         0.21       0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.43         1.57       1.04
                                                              --------     --------   --------
   Total from Investment Operations.........................      0.55         1.78       1.10
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)       (0.20)     (0.03)
 Net Realized Gains.........................................     (0.02)          --         --
                                                              --------     --------   --------
   Total Distributions......................................     (0.12)       (0.20)     (0.03)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.08     $  12.65   $  11.07
===========================================================  ===========   ========  ==========
Total Return................................................      4.37%(D)    16.19%     11.01%(D)
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $547,091     $274,955   $135,407
Ratio of Expenses to Average Net Assets.....................      0.19%(E)     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........      0.18%(E)     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.80%(E)     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.....................................         5%(D)        1%         0%(D)
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  U.S. Large Cap Value Portfolio
                                                   -----------------------------------------------------------------------------
                                                     Six Months         Year            Year            Year           Year
                                                        Ended          Ended           Ended           Ended          Ended
                                                      April 30,       Oct. 31,        Oct. 31,        Oct. 31,       Oct. 31,
                                                        2015            2014            2013            2012           2011
---------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     33.75     $     29.72     $     22.34     $    19.29     $    18.58
                                                   -----------     -----------     -----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................        0.33            0.56            0.47           0.41           0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.91            4.02            7.38           3.04           0.70
                                                   -----------     -----------     -----------     ----------     ----------
   Total from Investment Operations...............        1.24            4.58            7.85           3.45           1.03
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................       (0.33)          (0.55)          (0.47)         (0.40)         (0.32)
 Net Realized Gains...............................       (0.19)             --              --             --             --
                                                   -----------     -----------     -----------     ----------     ----------
   Total Distributions............................       (0.52)          (0.55)          (0.47)         (0.40)         (0.32)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     34.47     $     33.75     $     29.72     $    22.34     $    19.29
=================================================  ===========     ===========     ===========     ==========     ==========
Total Return......................................        3.76%(D)       15.49%          35.52%         18.14%          5.53%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $15,758,299     $15,146,981     $11,963,072     $8,334,585     $7,340,344
Ratio of Expenses to Average Net Assets...........        0.27%(E)        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................        0.27%(E)        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.98%(E)        1.75%           1.82%          1.99%          1.63%
---------------------------------------------------------------------------------------------------------------------------------

                                                   -----------
                                                        Year
                                                       Ended
                                                      Oct. 31,
                                                        2010
-----------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $    15.81
                                                   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       2.76
                                                   ----------
   Total from Investment Operations...............       3.09
-----------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.32)
 Net Realized Gains...............................         --
                                                   ----------
   Total Distributions............................      (0.32)
-----------------------------------------------------------------
Net Asset Value, End of Period.................... $    18.58
=================================================  ==========
Total Return......................................      19.72%
-----------------------------------------------------------------
Net Assets, End of Period (thousands)............. $6,921,036
Ratio of Expenses to Average Net Assets...........       0.28%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.28%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.86%
-----------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
-------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 23.19     $ 22.63   $17.28  $ 15.32  $ 14.75  $ 11.73
                                                                -------     -------   ------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14        0.18     0.27     0.15     0.10     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.57        1.86     6.28     2.06     0.60     3.07
                                                                -------     -------   ------  -------  -------  -------
   Total from Investment Operations..........................      0.71        2.04     6.55     2.21     0.70     3.14
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)      (0.16)   (0.22)   (0.13)   (0.10)   (0.12)
  Net Realized Gains.........................................     (1.01)      (1.32)   (0.98)   (0.12)   (0.03)      --
                                                                -------     -------   ------  -------  -------  -------
   Total Distributions.......................................     (1.13)      (1.48)   (1.20)   (0.25)   (0.13)   (0.12)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.77     $ 23.19   $22.63  $ 17.28  $ 15.32  $ 14.75
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.50%(D)    9.47%   40.39%   14.67%    4.69%   26.93%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $31,180     $16,971   $9,470  $49,423  $45,132  $41,316
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.47%    0.48%    0.48%    0.49%
Ratio of Net Investment Income to Average Net Assets.........      1.24%(E)    0.79%    1.42%    0.93%    0.61%    0.59%
Portfolio Turnover Rate......................................         5%(D)      10%      16%      20%      23%      20%
-------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  23.12     $ 22.57  $ 17.26  $ 15.31  $ 14.76   $11.74
                                                               --------     -------  -------  -------  -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.13        0.15     0.19     0.13     0.07     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.56        1.84     6.31     2.05     0.60     3.07
                                                               --------     -------  -------  -------  -------   ------
   Total from Investment Operations..........................      0.69        1.99     6.50     2.18     0.67     3.12
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.10)      (0.12)   (0.21)   (0.11)   (0.09)   (0.10)
  Net Realized Gains.........................................     (1.01)      (1.32)   (0.98)   (0.12)   (0.03)      --
                                                               --------     -------  -------  -------  -------   ------
   Total Distributions.......................................     (1.11)      (1.44)   (1.19)   (0.23)   (0.12)   (0.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  22.70     $ 23.12  $ 22.57  $ 17.26  $ 15.31   $14.76
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.42%(D)    9.30%   40.10%   14.46%    4.50%   26.66%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $119,006     $82,977  $23,305  $12,754  $10,918   $5,967
Ratio of Expenses to Average Net Assets......................      0.62%(E)    0.62%    0.62%    0.63%    0.63%    0.64%
Ratio of Net Investment Income to Average Net Assets.........      1.12%(E)    0.64%    0.95%    0.78%    0.42%    0.44%
Portfolio Turnover Rate......................................         5%(D)      10%      16%      20%      23%      20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     U.S. Targeted Value Portfolio-Institutional Class Shares
                            -------------------------------------------------------------------------  ---------------
                             Six Months       Year        Year        Year        Year        Year       Six Months
                                Ended        Ended       Ended       Ended       Ended       Ended          Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                2015          2014        2013        2012        2011        2010          2015
-----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning
 of Period................. $    23.16     $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $     35.82
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.15           0.21        0.24        0.17        0.12        0.09         0.20
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       0.58           1.85        6.31        2.06        0.59        3.06         0.80
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations.............       0.73           2.06        6.55        2.23        0.71        3.15         1.00
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.13)         (0.18)      (0.25)      (0.15)      (0.12)      (0.09)       (0.15)
  Net Realized Gains.......      (1.01)         (1.32)      (0.98)      (0.12)      (0.03)         --        (1.33)
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions.....      (1.14)         (1.50)      (1.23)      (0.27)      (0.15)      (0.09)       (1.48)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    22.75     $    23.16  $    22.60  $    17.28  $    15.32  $    14.76  $     35.34
=========================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return...............       3.60%(D)       9.58%      40.40%      14.78%       4.76%      27.02%        3.10%(D)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $6,255,452     $5,490,959  $4,180,974  $2,989,632  $2,487,929  $2,223,982  $12,241,962
Ratio of Expenses to
 Average Net Assets........       0.37%(E)       0.37%       0.37%       0.38%       0.38%       0.38%        0.52%(E)
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.38%(E)       0.90%       1.25%       1.03%       0.71%       0.69%        1.15%(E)
Portfolio Turnover Rate....          5%(D)         10%         16%         20%         23%         20%           8%(D)
-----------------------------------------------------------------------------------------------------------------------

                                    U.S. Small Cap Value Portfolio
                            ------------------------------------------------------------
                                Year        Year        Year        Year        Year
                               Ended       Ended       Ended       Ended       Ended
                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                2014        2013        2012        2011        2010
----------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $     34.48  $    26.57  $    23.50  $    22.49  $    17.69
                            -----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............        0.23        0.39        0.20        0.16        0.09
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........        2.93        9.41        3.38        1.00        4.79
                            -----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.............        3.16        9.80        3.58        1.16        4.88
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................       (0.22)      (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.......       (1.60)      (1.52)      (0.33)         --          --
                            -----------  ----------  ----------  ----------  ----------
   Total Distributions.....       (1.82)      (1.89)      (0.51)      (0.15)      (0.08)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $     35.82  $    34.48  $    26.57  $    23.50  $    22.49
=========================== ===========  ==========  ==========  ==========  ==========
Total Return...............        9.49%      39.35%      15.60%       5.13%      27.69%
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $11,512,306  $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to
 Average Net Assets........        0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets....................        0.66%       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate....           9%         14%         15%         14%         19%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Core Equity 1 Portfolio
                           ---------------------------------------------------------------------------  ---------------
                             Six Months        Year        Year        Year        Year        Year       Six Months
                                Ended         Ended       Ended       Ended       Ended       Ended          Ended
                              April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                2015           2014        2013        2012        2011        2010          2015
------------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                  (Unaudited)
Net Asset Value,
 Beginning of Period...... $     17.71     $     15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     17.34
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............        0.16            0.27        0.25        0.21        0.17        0.15         0.15
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.67            2.02        3.62        1.32        0.59        1.61         0.64
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
   Total from
    Investment
    Operations............        0.83            2.29        3.87        1.53        0.76        1.76         0.79
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................       (0.15)          (0.25)      (0.24)      (0.20)      (0.16)      (0.12)       (0.15)
  Net Realized Gains......       (0.08)          (0.07)         --          --          --          --        (0.12)
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions....       (0.23)          (0.32)      (0.24)      (0.20)      (0.16)      (0.12)       (0.27)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     18.31     $     17.71  $    15.74  $    12.11  $    10.78  $    10.18  $     17.86
========================== ===========     ===========  ==========  ==========  ==========  ==========  ===========
Total Return..............        4.77%(D)       14.72%      32.32%      14.29%       7.47%      20.80%        4.61%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $12,563,942     $10,780,830  $7,566,179  $4,876,973  $3,731,411  $2,897,409  $14,497,591
Ratio of Expenses to
 Average Net Assets.......        0.18%(E)        0.19%       0.19%       0.19%       0.20%       0.20%        0.21%(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.79%(E)        1.61%       1.79%       1.79%       1.49%       1.53%        1.76%(E)
Portfolio Turnover Rate...           1%(D)           5%          1%          3%          5%          4%           2%(D)
------------------------------------------------------------------------------------------------------------------------

                                    U.S. Core Equity 2 Portfolio
                           ------------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011        2010
---------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period...... $     15.62  $    11.99  $    10.61  $    10.06  $     8.39
                           -----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............        0.26        0.24        0.20        0.16        0.14
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        1.86        3.73        1.36        0.54        1.64
                           -----------  ----------  ----------  ----------  ----------
   Total from
    Investment
    Operations............        2.12        3.97        1.56        0.70        1.78
---------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................       (0.24)      (0.24)      (0.18)      (0.15)      (0.11)
  Net Realized Gains......       (0.16)      (0.10)         --          --          --
                           -----------  ----------  ----------  ----------  ----------
   Total Distributions....       (0.40)      (0.34)      (0.18)      (0.15)      (0.11)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     17.34  $    15.62  $    11.99  $    10.61  $    10.06
========================== ===========  ==========  ==========  ==========  ==========
Total Return..............       13.78%      33.66%      14.81%       6.98%      21.41%
---------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $12,919,176  $9,989,564  $6,923,984  $5,819,906  $4,990,367
Ratio of Expenses to
 Average Net Assets.......        0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.55%       1.74%       1.74%       1.42%       1.47%
Portfolio Turnover Rate...           6%          3%          5%          9%          7%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Vector Equity Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015          2014        2013        2012        2011
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    17.04     $    15.62  $    11.61  $    10.28  $     9.82
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.13           0.21        0.20        0.16        0.12
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.45           1.62        4.03        1.32        0.46
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.58           1.83        4.23        1.48        0.58
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.12)         (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.........................................      (0.53)         (0.22)      (0.02)         --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.65)         (0.41)      (0.22)      (0.15)      (0.12)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.97     $    17.04  $    15.62  $    11.61  $    10.28
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       3.69%(D)      11.91%      36.80%      14.55%       5.86%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,751,934     $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to Average Net Assets.....................       0.32%(E)       0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.32%(E)       0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.58%(E)       1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate.....................................          2%(D)         10%          3%          9%         10%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     8.03
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.79
                                                             ----------
   Total from Investment Operations.........................       1.89
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.10)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.10)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.82
===========================================================  ==========
Total Return................................................      23.65%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.13%
Portfolio Turnover Rate.....................................         11%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Small Cap Portfolio
                                     --------------------------------------------------------------------------  --------------
                                       Six Months       Year        Year        Year        Year        Year      Six Months
                                          Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                          2015          2014        2013        2012        2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     31.38     $    30.03  $    23.11  $    20.55  $    19.06  $    14.89  $    20.10
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..        0.20           0.26        0.35        0.25        0.18        0.13        0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.06           2.27        8.13        2.53        1.49        4.17        0.57
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................        1.26           2.53        8.48        2.78        1.67        4.30        0.67
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.17)         (0.24)      (0.36)      (0.22)      (0.18)      (0.13)      (0.08)
  Net Realized Gains................       (0.89)         (0.94)      (1.20)         --          --          --       (1.12)
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............       (1.06)         (1.18)      (1.56)      (0.22)      (0.18)      (0.13)      (1.20)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     31.58     $    31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    19.57
===================================  ===========     ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................        4.28%(D)       8.67%      39.03%      13.61%       8.76%      28.99%       3.74%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $10,416,422     $9,247,716  $7,446,827  $4,563,345  $3,770,323  $3,391,457  $5,152,064
Ratio of Expenses to Average Net
 Assets.............................        0.37%(E)       0.37%       0.37%       0.37%       0.37%       0.37%       0.52%(E)
Ratio of Net Investment Income to
 Average Net Assets.................        1.25%(E)       0.86%       1.33%       1.14%       0.84%       0.76%       0.98%(E)
Portfolio Turnover Rate.............           5%(D)          9%         10%         16%         23%         19%          8%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                                U.S. Micro Cap Portfolio
                                     -----------------------------------------------------------
                                        Year        Year        Year        Year        Year
                                       Ended       Ended       Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                        2014        2013        2012        2011        2010
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.14        0.19        0.14        0.09        0.06
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.35        5.57        1.59        0.99        2.68
                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.49        5.76        1.73        1.08        2.74
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.13)      (0.20)      (0.13)      (0.09)      (0.06)
  Net Realized Gains................      (0.90)      (0.76)         --          --          --
                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (1.03)      (0.96)      (0.13)      (0.09)      (0.06)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.10  $    19.64  $    14.84  $    13.24  $    12.25
===================================  ==========  ==========  ==========  ==========  ==========
Total Return........................       7.88%      41.34%      13.13%       8.85%      28.77%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,029,027  $4,695,831  $3,437,958  $3,257,719  $3,178,286
Ratio of Expenses to Average Net
 Assets.............................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets.................       0.69%       1.16%       0.99%       0.69%       0.58%
Portfolio Turnover Rate.............         12%         11%         15%         14%          9%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year        Year        Year        Year      Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2015          2014        2013        2012        2011        2010         2015
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    32.24     $    27.77  $    25.83  $    23.25  $    21.24  $    15.29  $    21.59
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.63           0.72        0.67        0.57        0.40        0.58        0.29
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.17           4.62        1.95        2.74        1.93        5.92        0.81
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.80           5.34        2.62        3.31        2.33        6.50        1.10
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.72)         (0.87)      (0.68)      (0.73)      (0.32)      (0.55)      (0.16)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.72)         (0.87)      (0.68)      (0.73)      (0.32)      (0.55)      (0.16)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    32.32     $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    22.53
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       2.48%(D)      19.80%      10.28%      14.45%      11.09%      43.21%       5.18%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $6,797,686     $6,607,759  $4,677,418  $3,716,389  $3,098,647  $2,689,552  $3,348,390
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.18%       0.22%       0.32%       0.33%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly)........................       0.19%(E)       0.19%       0.19%       0.23%       0.32%       0.33%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       3.73%(E)       2.48%       2.42%       2.29%       1.76%       3.13%       2.74%(E)
Portfolio Turnover Rate.............          1%(D)          0%          1%          0%          3%          2%          5%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                        Year        Year        Year         Year        Year
                                       Ended       Ended       Ended        Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                        2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    22.20  $    18.33  $    17.91  $    19.42   $    18.02
                                     ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.75        0.58        0.60        0.63         0.48
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.62)       3.90        0.40       (1.53)        1.43
                                     ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations......................       0.13        4.48        1.00       (0.90)        1.91
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
                                     ----------  ----------  ----------  ----------   ----------
   Total Distributions..............      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.59  $    22.20  $    18.33  $    17.91   $    19.42
===================================  ==========  ==========  ==========  ==========   ==========
Total Return........................       0.47%      24.85%       5.89%      (4.86)%      10.99%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,127,847  $2,755,114  $2,055,759  $1,704,149   $1,616,686
Ratio of Expenses to Average Net
 Assets.............................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly)........................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       3.35%       2.90%       3.38%       3.19%        2.65%
Portfolio Turnover Rate.............          4%          5%          4%          3%           7%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  International Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months        Year         Year        Year         Year
                                                                  Ended         Ended        Ended       Ended        Ended
                                                                April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015           2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     12.15     $     12.57   $    10.10  $     9.89  $    10.78
                                                             -----------     -----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.16            0.38         0.31        0.31        0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.55           (0.43)        2.47        0.20       (0.89)
                                                             -----------     -----------   ----------  ----------  ----------
   Total from Investment Operations.........................        0.71           (0.05)        2.78        0.51       (0.56)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.09)          (0.37)       (0.31)      (0.30)      (0.33)
                                                             -----------     -----------   ----------  ----------  ----------
   Total Distributions......................................       (0.09)          (0.37)       (0.31)      (0.30)      (0.33)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     12.77     $     12.15   $    12.57  $    10.10  $     9.89
===========================================================  ===========     ===========   ==========  ==========  ==========
Total Return................................................        5.96%(D)       (0.55)%      27.98%       5.49%      (5.49)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $14,183,064     $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to Average Net Assets.....................        0.38%(E)        0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.38%(E)        0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment Income to Average Net Assets........        2.64%(E)        3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate.....................................           3%(D)           7%           3%          5%          3%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.79
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.96
                                                             ----------
   Total from Investment Operations.........................       1.19
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)
                                                             ----------
   Total Distributions......................................      (0.20)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.78
===========================================================  ==========
Total Return................................................      12.48%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,866,989
Ratio of Expenses to Average Net Assets.....................       0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.40%
Ratio of Net Investment Income to Average Net Assets........       2.31%
Portfolio Turnover Rate.....................................          2%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  International Small Company Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months        Year        Year        Year         Year        Year
                                                   Ended         Ended       Ended       Ended        Ended       Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                   2015           2014        2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    18.24     $    19.40   $    15.28  $    15.21  $    16.14   $    13.99
                                               ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.19           0.42         0.42        0.38        0.40         0.28
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       1.03          (0.62)        4.16        0.39       (0.83)        2.13
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations...........       1.22          (0.20)        4.58        0.77       (0.43)        2.41
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.26)         (0.42)       (0.37)      (0.42)      (0.50)       (0.26)
  Net Realized Gains..........................      (0.57)         (0.54)       (0.09)      (0.28)         --           --
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total Distributions........................      (0.83)         (0.96)       (0.46)      (0.70)      (0.50)       (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    18.63     $    18.24   $    19.40  $    15.28  $    15.21   $    16.14
============================================== ===========    ==========   ==========  ==========  ==========   ==========
Total Return..................................       7.27%(D)      (1.09)%      30.66%       5.63%      (2.92)%      17.61%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,311,258     $8,844,517   $8,520,717  $6,423,160  $5,834,015   $5,511,594
Ratio of Expenses to Average Net Assets (B)...       0.53%(E)       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)....................       0.53%(E)       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.22%(E)       2.15%        2.47%       2.58%       2.37%        1.94%
----------------------------------------------------------------------------------------------------------------------------

                                                              Japanese Small Company Portfolio
                                               --------------------------------------------------------------
                                               Six Months      Year      Year      Year      Year      Year
                                                  Ended       Ended     Ended     Ended     Ended     Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                  2015         2014      2013      2012      2011      2010
--------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........  $  19.15     $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
                                                --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.15         0.24      0.26      0.29      0.27      0.22
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      1.21         0.13      4.21     (0.26)     1.08     (0.18)
                                                --------     --------  --------  --------  --------  --------
   Total from Investment Operations...........      1.36         0.37      4.47      0.03      1.35      0.04
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.30)       (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
  Net Realized Gains..........................        --           --        --        --        --        --
                                                --------     --------  --------  --------  --------  --------
   Total Distributions........................     (0.30)       (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  20.21     $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
============================================== ===========   ========  ========  ========  ========  ========
Total Return..................................      7.29%(D)     2.00%    30.06%     0.20%     9.57%     0.33%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $495,563     $508,190  $414,132  $293,968  $163,120  $114,933
Ratio of Expenses to Average Net Assets (B)...      0.54%(E)     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)....................      0.54%(E)     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Net Investment Income to Average Net
 Assets.......................................      1.60%(E)     1.25%     1.51%     1.88%     1.74%     1.52%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          Asia Pacific Small Company Portfolio
                                                            ----------------------------------------------------------------
                                                            Six Months       Year      Year      Year       Year      Year
                                                               Ended        Ended     Ended     Ended      Ended     Ended
                                                             April 30,     Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                               2015          2014      2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................  $  22.88     $  24.82   $  23.22  $  23.04  $  25.64   $  20.59
                                                             --------     --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.33         0.83       1.01      0.87      0.85       0.69
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................     (0.10)       (1.81)      1.37      0.58     (2.16)      4.99
                                                             --------     --------   --------  --------  --------   --------
   Total from Investment Operations........................      0.23        (0.98)      2.38      1.45     (1.31)      5.68
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (1.06)       (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
  Net Realized Gains.......................................        --           --         --        --        --         --
                                                             --------     --------   --------  --------  --------   --------
   Total Distributions.....................................     (1.06)       (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  22.05     $  22.88   $  24.82  $  23.22  $  23.04   $  25.64
=========================================================== ===========   ========   ========  ========  ========   ========
Total Return...............................................      1.59%(D)    (3.84)%    10.46%     7.09%    (5.59)%    28.36%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $266,984     $364,117   $331,166  $238,191  $139,262   $131,511
Ratio of Expenses to Average Net Assets (B)................      0.55%(E)     0.55%      0.57%     0.59%     0.60%      0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)............................      0.55%(E)     0.55%      0.57%     0.59%     0.60%      0.61%
Ratio of Net Investment Income to Average Net Assets.......      3.21%(E)     3.53%      4.26%     3.91%     3.34%      3.14%
------------------------------------------------------------------------------------------------------------------------------

                                                                      United Kingdom Small Company Portfolio
                                                            ----------------------------------------------------------
                                                            Six Months      Year     Year     Year     Year      Year
                                                               Ended       Ended    Ended    Ended    Ended     Ended
                                                             April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                               2015         2014     2013     2012     2011      2010
-----------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................   $ 35.92     $ 36.96  $ 27.81  $ 23.44  $ 24.24   $ 19.83
                                                              -------     -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.52        0.95     0.88     0.69     0.82      0.50
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      2.18       (0.65)    9.17     4.47    (0.85)     4.41
                                                              -------     -------  -------  -------  -------   -------
   Total from Investment Operations........................      2.70        0.30    10.05     5.16    (0.03)     4.91
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.60)      (0.93)   (0.90)   (0.79)   (0.77)    (0.50)
  Net Realized Gains.......................................     (2.38)      (0.41)      --       --       --        --
                                                              -------     -------  -------  -------  -------   -------
   Total Distributions.....................................     (2.98)      (1.34)   (0.90)   (0.79)   (0.77)    (0.50)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................   $ 35.64     $ 35.92  $ 36.96  $ 27.81  $ 23.44   $ 24.24
=========================================================== ===========   ======== ======== ======== ========  ========
Total Return...............................................      8.49%(D)    0.73%   36.81%   22.82%   (0.28)%   25.37%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................   $36,713     $35,050  $37,096  $31,316  $33,869   $33,751
Ratio of Expenses to Average Net Assets (B)................      0.58%(E)    0.58%    0.59%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)............................      0.59%(E)    0.62%    0.63%    0.63%    0.62%     0.64%
Ratio of Net Investment Income to Average Net Assets.......      3.08%(E)    2.50%    2.79%    2.83%    3.26%     2.39%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          Continental Small Company Portfolio
                                   -----------------------------------------------------------------------------
                                     Six Months         Year         Year         Year         Year         Year
                                        Ended          Ended        Ended        Ended        Ended        Ended
                                      April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                        2015            2014         2013         2012         2011         2010
---------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period...........................  $  19.34        $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
                                    --------        --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................      0.19            0.42         0.37         0.39         0.39         0.27
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      2.07           (0.90)        5.78        (0.17)       (2.20)        1.89
                                    --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations....................      2.26           (0.48)        6.15         0.22        (1.81)        2.16
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........     (0.04)          (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
                                    --------        --------     --------     --------     --------     --------
   Total Distributions............     (0.04)          (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  21.56        $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
================================== ===========      ========     ========     ========     ========     ========
Total Return......................     11.72%(D)       (2.68)%      42.99%        1.85%      (11.09)%      14.85%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................  $247,826        $168,961     $170,806     $106,316     $117,452     $128,106
Ratio of Expenses to Average Net
 Assets...........................      0.55%(B)(E)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)......................      0.55%(B)(E)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income to
 Average Net Assets...............      1.95%(E)        1.97%        2.16%        2.78%        2.25%        1.78%
Portfolio Turnover Rate...........       N/A             N/A          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                                              DFA International Real Estate Securities Portfolio
                                   ------------------------------------------------------------------------
                                    Six Months       Year        Year        Year         Year       Year
                                       Ended        Ended       Ended       Ended        Ended      Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                       2015          2014        2013        2012         2011       2010
------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     5.63     $     5.48  $     5.67  $     4.90  $     5.58   $   5.24
                                   ----------     ----------  ----------  ----------  ----------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.10           0.22        0.22        0.27        0.30       0.31
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.10           0.19        0.25        0.75       (0.33)      0.58
                                   ----------     ----------  ----------  ----------  ----------   --------
   Total from Investment
    Operations....................       0.20           0.41        0.47        1.02       (0.03)      0.89
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.33)         (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
                                   ----------     ----------  ----------  ----------  ----------   --------
   Total Distributions............      (0.33)         (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     5.50     $     5.63  $     5.48  $     5.67  $     4.90   $   5.58
================================== ===========    ==========  ==========  ==========  ==========   ========
Total Return......................       3.98%(D)       8.21%       9.24%      22.34%      (0.43)%    18.96%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $3,458,642     $3,088,376  $2,158,977  $1,531,708  $1,060,156   $958,554
Ratio of Expenses to Average Net
 Assets...........................       0.34%(E)       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)......................       0.34%(E)       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Net Investment Income to
 Average Net Assets...............       3.76%(E)       4.14%       4.07%       5.45%       5.73%      6.42%
Portfolio Turnover Rate...........          2%(D)          1%          5%          3%          7%         6%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  DFA Global Real Estate Securities Portfolio
                            ------------------------------------------------------------------------------------
                               Six Months          Year           Year           Year          Year         Year
                                  Ended           Ended          Ended          Ended         Ended        Ended
                                April 30,        Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,
                                  2015             2014           2013           2012          2011         2010
---------------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period................. $    10.63        $     9.59     $     9.33     $     8.21     $   8.28     $   6.75
                            ----------        ----------     ----------     ----------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.36              0.31           0.49           0.29         0.41         0.40
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........      (0.05)             1.05           0.37           1.07         0.06         1.60
                            ----------        ----------     ----------     ----------     --------     --------
   Total from Investment
    Operations.............       0.31              1.36           0.86           1.36         0.47         2.00
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.39)            (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
  Net Realized Gains.......         --                --             --             --           --           --
                            ----------        ----------     ----------     ----------     --------     --------
   Total Distributions.....      (0.39)            (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    10.55        $    10.63     $     9.59     $     9.33     $   8.21     $   8.28
=========================== ===========       ==========     ==========     ==========     ========     ========
Total Return...............       3.05%(D)         14.98%          9.74%         17.33%        6.17%       31.38%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $3,746,774        $3,305,472     $2,082,707     $1,315,547     $869,348     $695,461
Ratio of Expenses to
 Average Net Assets........       0.29%(B)(E)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)...............       0.49%(B)(E)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)
Ratio of Net Investment
 Income to Average Net
 Assets....................       6.80%(E)          3.21%          5.18%          3.38%        5.01%        5.59%
Portfolio Turnover Rate....          0%(D)           N/A            N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                                             DFA International Small Cap Value Portfolio
                            -----------------------------------------------------------------------------
                              Six Months        Year         Year        Year         Year        Year
                                 Ended         Ended        Ended       Ended        Ended       Ended
                               April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                 2015           2014         2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period................. $     19.55     $     20.17  $     15.16  $    14.85  $    16.16   $    14.92
                            -----------     -----------  -----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............        0.20            0.37         0.37        0.34        0.34         0.24
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........        1.27           (0.34)        5.21        0.61       (0.98)        1.22
                            -----------     -----------  -----------  ----------  ----------   ----------
   Total from Investment
    Operations.............        1.47            0.03         5.58        0.95       (0.64)        1.46
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................       (0.23)          (0.35)       (0.36)      (0.36)      (0.38)       (0.22)
  Net Realized Gains.......       (0.34)          (0.30)       (0.21)      (0.28)      (0.29)          --
                            -----------     -----------  -----------  ----------  ----------   ----------
   Total Distributions.....       (0.57)          (0.65)       (0.57)      (0.64)      (0.67)       (0.22)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $     20.45     $     19.55  $     20.17  $    15.16  $    14.85   $    16.16
=========================== ===========     ===========  ===========  ==========  ==========   ==========
Total Return...............        7.96%(D)        0.13%       37.79%       6.92%      (4.39)%      10.01%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $12,923,353     $11,684,771  $11,148,899  $8,266,610  $7,459,144   $7,655,318
Ratio of Expenses to
 Average Net Assets........        0.68%(E)        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)...............        0.68%(E)        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Net Investment
 Income to Average Net
 Assets....................        2.09%(E)        1.78%        2.16%       2.30%       2.05%        1.57%
Portfolio Turnover Rate....           9%(D)           8%           9%         18%         16%          18%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                              International Vector Equity Portfolio
                              ---------------------------------------------------------------------  ----------------

                               Six Months        Year        Year       Year       Year      Year      Six Months
                                  Ended         Ended       Ended      Ended      Ended     Ended         Ended
                                April 30,      Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,     April 30,
                                  2015           2014        2013       2012       2011      2010         2015
----------------------------------------------------------------------------------------------------------------------
                               (Unaudited)                                                             (Unaudited)
Net Asset Value, Beginning
 of Period................... $    11.26     $    11.75   $     9.33  $   9.34  $  10.28   $   9.22   $  11.43
                              ----------     ----------   ----------  --------  --------   --------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)................       0.14           0.32         0.26      0.27      0.29       0.18       0.14
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       0.55          (0.43)        2.44      0.14     (0.87)      1.05       0.45
                              ----------     ----------   ----------  --------  --------   --------   --------
   Total from Investment
    Operations...............       0.69          (0.11)        2.70      0.41     (0.58)      1.23       0.59
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......      (0.08)         (0.30)       (0.25)    (0.27)    (0.29)     (0.17)     (0.09)
  Net Realized Gains.........      (0.10)         (0.08)       (0.03)    (0.15)    (0.07)        --         --
                              ----------     ----------   ----------  --------  --------   --------   --------
   Total Distributions.......      (0.18)         (0.38)       (0.28)    (0.42)    (0.36)     (0.17)     (0.09)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $    11.77     $    11.26   $    11.75  $   9.33  $   9.34   $  10.28   $  11.93
============================  ===========    ==========   ==========  ========  ========   ========  ===========
Total Return.................       6.31%(D)      (1.05)%      29.52%     4.90%    (5.99)%    13.62%      5.29%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $1,666,839     $1,305,553   $1,090,774  $561,399  $410,580   $363,123   $125,855
Ratio of Expenses to
 Average Net Assets..........       0.49%(E)       0.49%        0.51%     0.54%     0.54%      0.54%      0.53%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor and Fees Paid
 Indirectly).................       0.49%(E)       0.49%        0.51%     0.54%     0.54%      0.53%      0.75%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.48%(E)       2.64%        2.51%     2.94%     2.73%      1.91%      2.43%(E)
Portfolio Turnover Rate......          1%(D)          8%           2%        5%       10%         5%       N/A
----------------------------------------------------------------------------------------------------------------------

                                           World ex U.S. Value Portfolio
                              -------------------------------------------------------------
                                                                                     Period
                                  Year         Year        Year        Year         Aug. 23,
                                 Ended        Ended       Ended       Ended        2010(a) to
                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                  2014         2013        2012        2011           2010
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................... $  11.93     $   9.94     $  9.96     $ 11.35        $ 10.00
                              --------     --------     -------     -------        -------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)................     0.42         0.29        0.29        0.30           0.02
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............    (0.50)        2.02       (0.05)      (1.35)          1.33
                              --------     --------     -------     -------        -------
   Total from Investment
    Operations...............    (0.08)        2.31        0.24       (1.05)          1.35
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......    (0.42)       (0.32)      (0.26)      (0.26)            --
  Net Realized Gains.........       --           --          --       (0.08)            --
                              --------     --------     -------     -------        -------
   Total Distributions.......    (0.42)       (0.32)      (0.26)      (0.34)            --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $  11.43     $  11.93     $  9.94     $  9.96        $ 11.35
============================  ========     ========     ========    ========    ==========
Total Return.................    (0.81)%      23.61%       2.70%      (9.59)%        13.50%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $113,951     $117,587     $57,197     $47,165        $29,616
Ratio of Expenses to
 Average Net Assets..........     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)       0.90%(B)(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor and Fees Paid
 Indirectly).................     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)       1.37%(B)(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets......................     3.54%        2.61%       2.97%       2.64%          0.76%(C)(E)
Portfolio Turnover Rate......      N/A          N/A         N/A         N/A            N/A
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   World ex U.S. Targeted Value Portfolio
                                                   --------------------------------
                                                                               Period
                                                   Six Months      Year       Nov. 1,
                                                      Ended       Ended      2012(a) to
                                                    April 30,    Oct. 31,     Oct. 31,
                                                      2015         2014         2013
-------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  12.08     $  12.46   $ 10.00
                                                    --------     --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.10         0.23      0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.65        (0.22)     2.46
                                                    --------     --------   -------
   Total from Investment Operations...............      0.75         0.01      2.66
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.14)       (0.24)    (0.20)
 Net Realized Gains...............................     (0.03)       (0.15)       --
                                                    --------     --------   -------
   Total Distributions............................     (0.17)       (0.39)    (0.20)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  12.66     $  12.08   $ 12.46
=================================================  ===========   ========  ==========
Total Return......................................      6.40%(D)     0.06%    26.90%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $227,031     $151,096   $96,010
Ratio of Expenses to Average Net Assets (B).......      0.66%(E)     0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      1.13%(E)     1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.73%(E)     1.84%     1.78%(C)(E)
Portfolio Turnover Rate...........................       N/A          N/A       N/A
-------------------------------------------------------------------------------------------

                                                      World ex U.S. Core Equity Portfolio
                                                   ----------------------------------
                                                                                Period
                                                   Six Months       Year       April 9,
                                                      Ended        Ended      2013(a) to
                                                    April 30,     Oct. 31,     Oct. 31,
                                                      2015          2014         2013
--------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  10.49     $  10.77    $  10.00
                                                    --------     --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.13         0.28        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.49        (0.27)       0.77
                                                    --------     --------    --------
   Total from Investment Operations...............      0.62         0.01        0.95
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.04)       (0.28)      (0.18)
 Net Realized Gains...............................        --        (0.01)         --
                                                    --------     --------    --------
   Total Distributions............................     (0.04)       (0.29)      (0.18)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.07     $  10.49    $  10.77
=================================================  ===========   ========   ==========
Total Return......................................      5.93%(D)    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $841,045     $406,648    $129,720
Ratio of Expenses to Average Net Assets (B).......      0.47%(E)     0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.57%(E)     0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.41%(E)     2.59%       3.12%(C)(E)
Portfolio Turnover Rate...........................         0%(D)      N/A         N/A
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        World Core Equity Portfolio
                                                             ----------------------------------------
                                                                                                  Period
                                                             Six Months      Year     Year       March 7,
                                                                Ended       Ended    Ended      2012(a) to
                                                              April 30,    Oct. 31, Oct. 31,     Oct. 31,
                                                                2015         2014     2013         2012
----------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.33     $ 12.71   $10.24    $10.00
                                                              --------     -------   ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.08        0.17     0.23      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.58        0.87     2.47      0.19
                                                              --------     -------   ------    ------
   Total from Investment Operations.........................      0.66        1.04     2.70      0.35
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)      (0.24)   (0.23)    (0.11)
 Net Realized Gains.........................................     (0.04)      (0.18)      --     (0.00)
                                                              --------     -------   ------    ------
   Total Distributions......................................     (0.14)      (0.42)   (0.23)    (0.11)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.85     $ 13.33   $12.71    $10.24
===========================================================  ===========   ======== ======== ==========
Total Return................................................      5.07%(D)    8.36%   26.77%     3.54%(D)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $141,393     $75,707   $1,728    $  191
Ratio of Expenses to Average Net Assets (B).................      0.35%(E)    0.35%    0.40%     0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................      0.66%(E)    0.97%    5.71%    52.27%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.25%(E)    1.27%    2.01%     2.40%(C)(E)
----------------------------------------------------------------------------------------------------------------

                                                                 Selectively Hedged Global Equity Portfolio
                                                             -------------------------------------------
                                                                                                  Period
                                                             Six Months      Year      Year      Nov. 14,
                                                                Ended       Ended     Ended     2011(a) to
                                                              April 30,    Oct. 31,  Oct. 31,    Oct. 31,
                                                                2015         2014      2013        2012
---------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  14.20     $  13.63  $ 10.87     $ 10.00
                                                              --------     --------  -------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.09         0.27     0.24        0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.72         0.76     2.65        0.87
                                                              --------     --------  -------     -------
   Total from Investment Operations.........................      0.81         1.03     2.89        1.09
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.42)       (0.32)   (0.10)      (0.22)
 Net Realized Gains.........................................     (0.21)       (0.14)   (0.03)         --
                                                              --------     --------  -------     -------
   Total Distributions......................................     (0.63)       (0.46)   (0.13)      (0.22)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  14.38     $  14.20  $ 13.63     $ 10.87
===========================================================  ===========   ========  ======== ==========
Total Return................................................      6.16%(D)     7.83%   26.86%      11.11%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $200,657     $147,276  $91,348     $34,950
Ratio of Expenses to Average Net Assets (B).................      0.40%(E)     0.40%    0.40%       0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................      0.65%(E)     0.69%    0.72%       1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.32%(E)     1.94%    1.93%       2.13%(C)(E)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       Emerging Markets Portfolio
                               --------------------------------------------------------------------------  --------------
                                Six Months       Year        Year        Year         Year        Year      Six Months
                                   Ended        Ended       Ended       Ended        Ended       Ended         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,     April 30,
                                   2015          2014        2013        2012         2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    26.64     $    26.97  $    26.06  $    26.68  $    30.90   $    25.23  $    21.42
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.14           0.56        0.52        0.55        0.61         0.48        0.13
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.45          (0.20)       1.17        0.37       (2.53)        6.07        1.09
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations................       0.59           0.36        1.69        0.92       (1.92)        6.55        1.22
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.13)         (0.53)      (0.50)      (0.50)      (0.53)       (0.46)      (0.21)
  Net Realized Gains..........         --          (0.16)      (0.28)      (1.04)      (1.77)       (0.42)      (0.40)
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
   Total Distributions........      (0.13)         (0.69)      (0.78)      (1.54)      (2.30)       (0.88)      (0.61)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    27.10     $    26.64  $    26.97  $    26.06  $    26.68   $    30.90  $    22.03
============================== ===========    ==========  ==========  ==========  ==========   ==========  ===========
Total Return..................       2.28%(D)       1.33%       6.58%       4.08%      (6.82)%      26.53%       6.09%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,284,122     $4,073,698  $3,655,740  $2,797,177  $2,313,035   $2,372,498  $5,637,044
Ratio of Expenses to Average
 Net Assets (B)...............       0.56%(E)       0.56%       0.57%       0.61%       0.61%        0.60%       0.72%(E)
Ratio of Net Investment
 Income to Average Net
 Assets.......................       1.09%(E)       2.11%       1.97%       2.14%       2.07%        1.76%       1.25%(E)
--------------------------------------------------------------------------------------------------------------------------

                                    Emerging Markets Small Cap Portfolio
                               ------------------------------------------------------------
                                  Year        Year        Year         Year        Year
                                 Ended       Ended       Ended        Ended       Ended
                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                  2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $    21.10  $    20.33  $    19.85  $    24.26   $    17.45
                               ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.43        0.40        0.40        0.42         0.34
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.62        1.37        0.83       (3.67)        6.79
                               ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations................       1.05        1.77        1.23       (3.25)        7.13
-------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.40)      (0.39)      (0.35)      (0.40)       (0.32)
  Net Realized Gains..........      (0.33)      (0.61)      (0.40)      (0.76)          --
                               ----------  ----------  ----------  ----------   ----------
   Total Distributions........      (0.73)      (1.00)      (0.75)      (1.16)       (0.32)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    21.42  $    21.10  $    20.33  $    19.85   $    24.26
============================== ==========  ==========  ==========  ==========   ==========
Total Return..................       5.12%       8.92%       6.71%     (14.03)%      41.33%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,860,603  $4,041,863  $2,907,673  $1,832,745   $1,833,038
Ratio of Expenses to Average
 Net Assets (B)...............       0.72%       0.75%       0.82%       0.79%        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       2.02%       1.91%       2.01%       1.86%        1.70%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           Emerging Markets Value Portfolio-Class R2 Shares+
                                     ------------------------------------------------------------
                                     Six Months      Year      Year      Year     Year      Year
                                        Ended       Ended     Ended     Ended    Ended     Ended
                                      April 30,    Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                        2015         2014      2013      2012     2011      2010
---------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period.............................  $  27.79     $ 29.27   $  28.21  $ 29.02  $ 36.35   $ 46.84
                                      --------     -------   --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................      0.08        0.59       0.47     0.50     0.20      0.56
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      0.64       (1.10)      1.68    (0.45)   (5.45)     9.18
                                      --------     -------   --------  -------  -------   -------
   Total from Investment
    Operations......................      0.72       (0.51)      2.15     0.05    (5.25)     9.74
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............     (0.29)      (0.55)     (0.50)   (0.47)   (0.45)    (7.12)
  Net Realized Gains................        --       (0.42)     (0.59)   (0.39)   (1.63)   (13.11)
                                      --------     -------   --------  -------  -------   -------
   Total Distributions..............     (0.29)      (0.97)     (1.09)   (0.86)   (2.08)   (20.23)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......  $  28.22     $ 27.79   $  29.27  $ 28.21  $ 29.02   $ 36.35
===================================  ===========   ========  ========  ======== ========  ========
Total Return........................      2.75%(D)   (1.75)%     7.75%    0.43%  (15.24)%   29.71%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................  $106,479     $99,066   $106,070  $99,111  $78,157   $39,668
Ratio of Expenses to Average Net
 Assets (B).........................      0.81%(E)    0.80%      0.82%    0.86%    0.86%     0.86%
Ratio of Net Investment Income to
 Average Net Assets.................      0.63%(E)    2.09%      1.65%    1.78%    1.56%     1.39%
---------------------------------------------------------------------------------------------------

                                                Emerging Markets Value Portfolio-Institutional Class Shares
                                     ---------------------------------------------------------------------------------
                                       Six Months        Year          Year         Year         Year          Year
                                          Ended         Ended         Ended        Ended        Ended         Ended
                                        April 30,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                          2015           2014          2013         2012         2011          2010
-----------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     27.81     $     29.28   $     28.22  $     29.02  $     36.27   $     28.90
                                     -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.11            0.66          0.55         0.57         0.64          0.45
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.65           (1.10)         1.67        (0.44)       (5.72)         8.01
                                     -----------     -----------   -----------  -----------  -----------   -----------
   Total from Investment
    Operations......................        0.76           (0.44)         2.22         0.13        (5.08)         8.46
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.31)          (0.61)        (0.57)       (0.54)       (0.54)        (0.39)
  Net Realized Gains................          --           (0.42)        (0.59)       (0.39)       (1.63)        (0.70)
                                     -----------     -----------   -----------  -----------  -----------   -----------
   Total Distributions..............       (0.31)          (1.03)        (1.16)       (0.93)       (2.17)        (1.09)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     28.26     $     27.81   $     29.28  $     28.22  $     29.02   $     36.27
===================================  ===========     ===========   ===========  ===========  ===========   ===========
Total Return........................        2.88%(D)       (1.51)%        8.01%        0.70%      (14.84)%       30.04%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $19,049,084     $18,647,276   $19,162,837  $16,589,619  $13,730,213   $11,542,870
Ratio of Expenses to Average Net
 Assets (B).........................        0.56%(E)        0.55%         0.57%        0.61%        0.61%         0.60%
Ratio of Net Investment Income to
 Average Net Assets.................        0.87%(E)        2.35%         1.91%        2.03%        1.88%         1.40%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 Emerging Markets Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months        Year         Year        Year         Year
                                                                  Ended         Ended        Ended       Ended        Ended
                                                                April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015           2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     20.08     $     20.09  $     19.00  $    18.73  $    21.31
                                                             -----------     -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.11            0.42         0.39        0.41        0.43
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.54           (0.03)        1.07        0.23       (2.65)
                                                             -----------     -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.65            0.39         1.46        0.64       (2.22)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.11)          (0.40)       (0.37)      (0.37)      (0.36)
                                                             -----------     -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.11)          (0.40)       (0.37)      (0.37)      (0.36)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     20.62     $     20.08  $     20.09  $    19.00  $    18.73
===========================================================  ===========     ===========  ===========  ==========  ==========
Total Return................................................        3.31%(D)        1.89%        7.75%       3.55%     (10.59)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $17,485,579     $15,727,547  $13,020,962  $8,594,707  $5,367,473
Ratio of Expenses to Average Net Assets.....................        0.61%(E)        0.61%        0.63%       0.68%       0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%(E)        0.61%        0.63%       0.68%       0.68%
Ratio of Net Investment Income to Average Net Assets........        1.18%(E)        2.10%        1.97%       2.18%       2.04%
Portfolio Turnover Rate.....................................           1%(D)           2%           1%          1%          1%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    16.49
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       4.81
                                                             ----------
   Total from Investment Operations.........................       5.11
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.29)
                                                             ----------
   Total Distributions......................................      (0.29)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    21.31
===========================================================  ==========
Total Return................................................      31.30%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,179,882
Ratio of Expenses to Average Net Assets.....................       0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.65%
Ratio of Net Investment Income to Average Net Assets........       1.63%
Portfolio Turnover Rate.....................................          4%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests primarily in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                   Percentage
                                                                                                    Ownership
Feeder Funds                                   Master Funds                                        at 04/30/15
------------                                   ------------                                        -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                         83%
Japanese Small Company Portfolio               The Japanese Small Company Series                       19%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series                   19%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio            The Continental Small Company Series                     7%
Emerging Markets Portfolio                     The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------
International Small Company Portfolio          The Continental Small Company Series                    93%
                                               The Japanese Small Company Series                       82%
                                               The United Kingdom Small Company Series                 98%
                                               The Asia Pacific Small Company Series                   82%
                                               The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    32%
                                               DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio         DFA International Small Cap Value Portfolio              1%
                                               Dimensional Emerging Markets Value Fund                 --*
                                               International Vector Equity Portfolio                    1%
                                               The Emerging Markets Small Cap Series                   --*
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                             1%
                                               International Core Equity Portfolio                     --*
                                               Emerging Markets Core Equity Portfolio                  --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                             1%
                                               International Core Equity Portfolio                      1%
                                               Emerging Markets Core Equity Portfolio                  --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on the Summary Schedule of Investments.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2015, Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $1,184,228 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and World ex U.S. Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor also provides administrative services to the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio pursuant to an investment management agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above.

   For the six months ended April 30, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio............... 0.20%
           U.S. Large Cap Equity Portfolio..................... 0.15%
           U.S. Targeted Value Portfolio....................... 0.35%
           U.S. Small Cap Value Portfolio...................... 0.50%
           U.S. Core Equity 1 Portfolio........................ 0.17%
           U.S. Core Equity 2 Portfolio........................ 0.20%
           U.S. Vector Equity Portfolio........................ 0.30%
           U.S. Small Cap Portfolio............................ 0.35%
           U.S. Micro Cap Portfolio............................ 0.50%
           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.25%
           International Core Equity Portfolio................. 0.35%
           DFA International Real Estate Securities Portfolio*. 0.31%
           DFA Global Real Estate Securities Portfolio*........ 0.25%
           DFA International Small Cap Value Portfolio......... 0.65%

               International Vector Equity Portfolio...... 0.45%
               World ex U.S. Value Portfolio.............. 0.47%
               World ex U.S. Targeted Value Portfolio..... 0.58%
               World ex U.S. Core Equity Portfolio........ 0.40%
               World Core Equity Portfolio................ 0.30%
               Selectively Hedged Global Equity Portfolio. 0.30%
               Emerging Markets Core Equity Portfolio..... 0.55%

* The investment advisory services fees have been adjusted to reflect the actual fees paid by the Portfolios for the six months ended April 30, 2015. The investment advisory services fee payable by the DFA International Real Estate Securities Portfolio was decreased from 0.35% to 0.25% effective February 28, 2015. The investment advisory services fee payable by the DFA Global Real Estate Securities Portfolio was decreased from 0.27% to 0.20% effective February 28, 2015.

   For the six months ended April 30, 2015, the Feeder Funds' and International Small Company Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.15%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                           Previously
                                                           Recovery       Waived Fees/
                                             Expense    of Previously   Expenses Assumed
                                            Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                    Amount   Expenses Assumed     Recovery
--------------------------                  ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)........    0.19%         $35             $   25
U.S. Targeted Value Portfolio (2)..........    0.50%          --                 --
U.S. Core Equity 1 Portfolio (1)...........    0.23%          --                 --
U.S. Core Equity 2 Portfolio (1)...........    0.26%          --                 --
U.S. Vector Equity Portfolio (1)...........    0.36%          --                 --
DFA Real Estate Securities Portfolio (1)...    0.18%          --              1,361
International Core Equity Portfolio (1)....    0.49%          --                 --
International Small Company Portfolio (3)..    0.45%          --                 --
Japanese Small Company Portfolio (4).......    0.47%          --                 --
Asia Pacific Small Company Portfolio (4)...    0.47%          --                 --
United Kingdom Small Company Portfolio (4).    0.47%           1                 29
Continental Small Company Portfolio (4)....    0.47%          --                 --

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
DFA International Real Estate Securities Portfolio (5).    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (6)........    0.24%         $61             $14,635
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (7)......................    0.60%          --                 619
World ex U.S. Targeted Value Portfolio (8).............    0.80%          --               1,371
World ex U.S. Core Equity Portfolio (9)................    0.47%          31               1,405
World Core Equity Portfolio (10).......................    0.35%          --                 139
Selectively Hedged Global Equity Portfolio (11)........    0.40%           9                 799
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (12).....................    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (12).....................    0.77%          --                  --
Emerging Markets Value Portfolio (13)..................    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (11) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      7
         International Core Equity Portfolio................     23
         DFA International Real Estate Securities Portfolio.      8
         DFA International Small Cap Value Portfolio........     22
         International Vector Equity Portfolio..............      3
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      5
         Emerging Markets Core Equity Portfolio.............     47

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio. $  8
                  U.S. Large Cap Equity Portfolio.......    2
                  U.S. Large Cap Value Portfolio........  343
                  U.S. Targeted Value Portfolio.........  103
                  U.S. Small Cap Value Portfolio........  310
                  U.S. Core Equity 1 Portfolio..........  164
                  U.S. Core Equity 2 Portfolio..........  246
                  U.S. Vector Equity Portfolio..........   74
                  U.S. Small Cap Portfolio..............  173
                  U.S. Micro Cap Portfolio..............  152
                  DFA Real Estate Securities Portfolio..  127
                  Large Cap International Portfolio.....   78
                  International Core Equity Portfolio...  231

            International Small Company Portfolio.............. $234
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   48
            DFA Global Real Estate Securities Portfolio........   38
            DFA International Small Cap Value Portfolio........  343
            International Vector Equity Portfolio..............   20
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    2
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................  106
            Emerging Markets Small Cap Portfolio...............   84
            Emerging Markets Value Portfolio...................  456
            Emerging Markets Core Equity Portfolio.............  235

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                       Purchases    Sales
                                                       ---------- ----------
   Enhanced U.S. Large Company Portfolio.............. $  240,069 $  234,807
   U.S. Large Cap Equity Portfolio....................    291,172     21,093
   U.S. Targeted Value Portfolio......................  1,023,284    304,790
   U.S. Small Cap Value Portfolio.....................  1,655,305    996,858
   U.S. Core Equity 1 Portfolio.......................  1,583,153    136,096
   U.S. Core Equity 2 Portfolio.......................  1,435,792    235,449
   U.S. Vector Equity Portfolio.......................    279,783     87,430
   U.S. Small Cap Portfolio...........................  1,471,043    518,578
   U.S. Micro Cap Portfolio...........................    388,255    383,274
   DFA Real Estate Securities Portfolio...............    243,635     43,656
   Large Cap International Portfolio..................    252,102    163,955
   International Core Equity Portfolio................  1,616,647    360,049
   DFA International Real Estate Securities Portfolio.    334,303     62,018
   DFA Global Real Estate Securities Portfolio........    142,484         --
   DFA International Small Cap Value Portfolio........  1,458,234  1,079,083
   International Vector Equity Portfolio..............    295,656     18,501
   World ex U.S. Core Equity Portfolio................    419,271      1,099
   Emerging Markets Core Equity Portfolio.............  1,385,259    178,246

   For the six months ended April 30, 2015, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                           DFA Global Real Estate Securities Portfolio
                                 ----------------------------------------------------------------
                                 Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies  10/31/2014 4/30/2015  Purchases Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------ -------- ----------------
DFA Real Estate Securities
  Portfolio..................... $2,044,932 $2,202,350 $166,836  $6,500 $ 47,003          --
DFA International Real Estate
  Securities Portfolio..........  1,255,234  1,407,163  174,337      --   75,369          --
                                 ---------- ---------- --------  ------ --------      ------
Total........................... $3,300,166 $3,609,513 $341,173  $6,500 $122,372          --
                                 ========== ========== ========  ====== ========      ======

                                                         World ex U.S. Value Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $  9,588   $ 10,239   $ 1,097  $    876  $  115       $  169

                                                     World ex U.S. Targeted Value Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $ 93,592   $140,571   $49,822  $  9,745  $1,219       $1,797
International Vector Equity Portfolio.    13,571     20,354     7,137     1,300      99          135
                                        --------   --------   -------  --------  ------       ------
Total.................................  $107,163   $160,925   $56,959  $ 11,045  $1,318       $1,932
                                        ========   ========   =======  ========  ======       ======

                                                      World ex U.S. Core Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
International Core Equity Portfolio...  $312,519         --   $ 4,047  $313,486  $    7           --
Emerging Markets Core Equity
  Portfolio...........................    93,258         --    44,501   133,044     596           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $405,777         --   $48,548  $446,530  $  603           --
                                        ========   ========   =======  ========  ======       ======

                                                          World Core Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 1 Portfolio..........  $ 38,342   $ 71,333   $32,574  $  1,401  $  417       $  171
International Core Equity Portfolio...    29,208     53,360    23,726     3,047     262           --
Emerging Markets Core Equity
  Portfolio...........................     8,097     14,814     6,453       470      48           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $ 75,647   $139,507   $62,753  $  4,918  $  727       $  171
                                        ========   ========   =======  ========  ======       ======

                                                   Selectively Hedged Global Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 2 Portfolio..........  $ 64,220   $ 89,653   $23,863  $    667  $  603       $  469
International Core Equity Portfolio...    53,147     71,291    15,535       978     431           --
Emerging Markets Core Equity
  Portfolio...........................    23,899     31,501     7,501     1,022     142           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $141,266   $192,445   $46,899  $  2,667  $1,176       $  469
                                        ========   ========   =======  ========  ======       ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............     $ 2,841        $   (284)      $ (2,557)
U.S. Large Cap Equity Portfolio....................          69             (60)            (9)
U.S. Large Cap Value Portfolio.....................       5,129          (3,752)        (1,377)
U.S. Targeted Value Portfolio......................      16,408            (965)       (15,443)
U.S. Small Cap Value Portfolio.....................      27,492          (3,944)       (23,548)
U.S. Core Equity 1 Portfolio.......................       7,962          (5,946)        (2,016)
U.S. Core Equity 2 Portfolio.......................       5,976          (4,163)        (1,813)
U.S. Vector Equity Portfolio.......................       7,287          (1,398)        (5,889)
U.S. Small Cap Portfolio...........................      17,302          (3,711)       (13,591)
U.S. Micro Cap Portfolio...........................      15,490          (1,637)       (13,853)
DFA Real Estate Securities Portfolio...............       5,762          13,007        (18,769)
Large Cap International Portfolio..................          --            (965)           965
International Core Equity Portfolio................       7,711          (1,854)        (5,857)
International Small Company Portfolio..............      19,380           4,578        (23,958)
Japanese Small Company Portfolio...................          --           2,383         (2,383)
Asia Pacific Small Company Portfolio...............          --             355           (355)
United Kingdom Small Company Portfolio.............         196             (56)          (140)
Continental Small Company Portfolio................          --             103           (103)
DFA International Real Estate Securities Portfolio.       5,952          (4,743)        (1,209)
DFA Global Real Estate Securities Portfolio........         598            (598)            --
DFA International Small Cap Value Portfolio........      18,832          (7,087)       (11,745)
International Vector Equity Portfolio..............       1,317             578         (1,895)
World ex U.S. Value Portfolio......................          --              94            (94)
World ex U.S. Targeted Value Portfolio.............         128             108           (236)
World ex U.S. Core Equity Portfolio................          34              14            (48)
World Core Equity Portfolio........................          --               7             (7)
Selectively Hedged Global Equity Portfolio.........         174           1,372         (1,546)
Emerging Markets Portfolio.........................       2,916          (3,574)           658
Emerging Markets Small Cap Portfolio...............      11,484          (6,760)        (4,724)
Emerging Markets Value Portfolio...................      22,724         (16,924)        (5,800)
Emerging Markets Core Equity Portfolio.............      15,015         (17,749)         2,734

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains Total
                                          -------------- ------------- ------
   Enhanced U.S. Large Company Portfolio
   2013..................................     $1,597          --       $1,597
   2014..................................        903          --          903
   U.S. Large Cap Equity Portfolio
   2013..................................        321          --          321
   2014..................................      3,209          --        3,209

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 U.S. Large Cap Value Portfolio
 2013...................................    $180,943            --    $180,943
 2014...................................     230,364            --     230,364
 U.S. Targeted Value Portfolio
 2013...................................      55,372      $162,209     217,581
 2014...................................      51,735       237,290     289,025
 U.S. Small Cap Value Portfolio
 2013...................................     112,970       380,218     493,188
 2014...................................      66,463       443,795     510,258
 U.S. Core Equity 1 Portfolio
 2013...................................     105,633            --     105,633
 2014...................................     135,714        34,892     170,606
 U.S. Core Equity 2 Portfolio
 2013...................................     143,640        55,772     199,412
 2014...................................     170,204        98,745     268,949
 U.S. Vector Equity Portfolio
 2013...................................      34,959         3,507      38,466
 2014...................................      39,201        38,966      78,167
 U.S. Small Cap Portfolio
 2013...................................      83,270       228,671     311,941
 2014...................................      85,510       218,795     304,305
 U.S. Micro Cap Portfolio
 2013...................................      46,915       176,365     223,280
 2014...................................      43,726       200,738     244,464
 DFA Real Estate Securities Portfolio
 2013...................................     102,731            --     102,731
 2014...................................     156,934            --     156,934
 Large Cap International Portfolio
 2013...................................      70,787            --      70,787
 2014...................................      98,177            --      98,177
 International Core Equity Portfolio
 2013...................................     214,687            --     214,687
 2014...................................     320,068            --     320,068
 International Small Company Portfolio
 2013...................................     159,066        39,012     198,078
 2014...................................     218,133       211,626     429,759
 Japanese Small Company Portfolio
 2013...................................       2,836            --       2,836
 2014...................................      11,539            --      11,539
 Asia Pacific Small Company Portfolio
 2013...................................       7,603            --       7,603
 2014...................................      12,860            --      12,860
 United Kingdom Small Company Portfolio
 2013...................................         953            --         953
 2014...................................         919           406       1,325
 Continental Small Company Portfolio
 2013...................................       2,834            --       2,834
 2014...................................       3,660            --       3,660

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
DFA International Real Estate Securities Portfolio
2013...............................................    $181,848            --    $181,848
2014...............................................     106,263            --     106,263
DFA Global Real Estate Securities Portfolio
2013...............................................      84,341            --      84,341
2014...............................................      72,036            --      72,036
DFA International Small Cap Value Portfolio
2013...............................................     198,381      $117,102     315,483
2014...............................................     239,810       127,501     367,311
International Vector Equity Portfolio
2013...............................................      17,456         2,044      19,500
2014...............................................      31,913         7,322      39,235
World ex U.S. Value Portfolio
2013...............................................       2,334            --       2,334
2014...............................................       4,113            --       4,113
World ex U.S. Targeted Value Portfolio
2013...............................................         993            --         993
2014...............................................       2,537         1,141       3,678
World ex U.S. Core Equity Portfolio
2013...............................................       1,171            --       1,171
2014...............................................       6,163            --       6,163
World Core Equity Portfolio
2013...............................................          24            --          24
2014...............................................         358            14         372
Selectively Hedged Global Equity Portfolio
2013...............................................         373            56         429
2014...............................................       2,139           539       2,678
Emerging Markets Portfolio
2013...............................................      59,866        30,527      90,393
2014...............................................      78,253        20,987      99,240
Emerging Markets Small Cap Portfolio
2013...............................................      71,149        92,100     163,249
2014...............................................      83,100        63,095     146,195
Emerging Markets Value Portfolio
2013...............................................     357,501       344,531     702,032
2014...............................................     418,693       264,053     682,746
Emerging Markets Core Equity Portfolio
2013...............................................     205,400            --     205,400
2014...............................................     287,956            --     287,956

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains Total
                                          -------------- ------------- ------
   Enhanced U.S. Large Company Portfolio.     $1,183        $1,658     $2,841
   U.S. Large Cap Equity Portfolio.......         60             4         64
   U.S. Large Cap Value Portfolio........      3,752         1,377      5,129

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
U.S. Targeted Value Portfolio...............    $ 2,906        $13,502    $16,408
U.S. Small Cap Value Portfolio..............      3,731         23,761     27,492
U.S. Core Equity 1 Portfolio................      2,994          1,051      4,045
U.S. Core Equity 2 Portfolio................      3,939          2,037      5,976
U.S. Vector Equity Portfolio................      1,899          5,388      7,287
U.S. Small Cap Portfolio....................      3,514         13,788     17,302
U.S. Micro Cap Portfolio....................      1,587         13,903     15,490
DFA Real Estate Securities Portfolio........      1,721             --      1,721
International Core Equity Portfolio.........      3,892             --      3,892
International Small Company Portfolio.......      9,273         10,107     19,380
United Kingdom Small Company Portfolio......         60            136        196
DFA Global Real Estate Securities Portfolio.        395             --        395
DFA International Small Cap Value Portfolio.      9,738          9,094     18,832
International Vector Equity Portfolio.......        991            326      1,317
World ex U.S. Targeted Value Portfolio......        112             16        128
World ex U.S. Core Equity Portfolio.........         23             --         23
Selectively Hedged Global Equity Portfolio..        122             52        174
Emerging Markets Portfolio..................      2,916             --      2,916
Emerging Markets Small Cap Portfolio........      2,631          2,358      4,989
Emerging Markets Value Portfolio............     22,724             --     22,724
Emerging Markets Core Equity Portfolio......      8,118             --      8,118

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                              Total Net
                                       Net Investment                                           Distributable
                                         Income and   Undistributed                Unrealized     Earnings
                                         Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                       Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                       -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company
  Portfolio...........................    $ 10,953      $ 16,610            --     $    4,258    $   31,821
U.S. Large Cap Equity Portfolio.......         789           266            --         35,396        36,451
U.S. Large Cap Value Portfolio........      33,189        86,219            --      5,314,609     5,434,017
U.S. Targeted Value Portfolio.........      16,494       237,909            --      1,448,620     1,703,023
U.S. Small Cap Value Portfolio........      19,593       427,114            --      3,253,670     3,700,377
U.S. Core Equity 1 Portfolio..........      20,278        49,463            --      3,332,295     3,402,036
U.S. Core Equity 2 Portfolio..........      23,510        89,850            --      4,352,855     4,466,215
U.S. Vector Equity Portfolio..........       4,696       109,043            --      1,124,422     1,238,161
U.S. Small Cap Portfolio..............       8,376       268,311            --      2,513,699     2,790,386
U.S. Micro Cap Portfolio..............       5,283       278,651            --      1,651,592     1,935,526
DFA Real Estate Securities Portfolio..      23,652            --     $(135,249)     2,132,640     2,021,043
Large Cap International Portfolio.....      10,646            --      (217,917)       525,987       318,716
International Core Equity Portfolio...      51,510            --      (301,210)     1,144,778       895,078
International Small Company Portfolio.     131,822       250,319            --        948,743     1,330,884
Japanese Small Company Portfolio......       7,630            --       (59,307)         8,436       (43,241)
Asia Pacific Small Company Portfolio..      14,404            --       (26,743)        (3,568)      (15,907)
United Kingdom Small Company
  Portfolio...........................         481         2,151            --         10,875        13,507
Continental Small Company Portfolio...         310            --       (21,040)        24,524         3,794

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carry forward (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
DFA International Real Estate Securities
  Portfolio..............................    $141,014            --      $(206,244)    $   40,344    $  (24,886)
DFA Global Real Estate Securities
  Portfolio..............................      21,815            --           (774)       635,235       656,276
DFA International Small Cap Value
  Portfolio..............................     127,903      $207,078             --      1,447,990     1,782,971
International Vector Equity Portfolio....       7,404        10,948             --        153,470       171,822
World ex U.S. Value Portfolio............         632            --         (1,648)         8,666         7,650
World ex U.S. Targeted Value
  Portfolio..............................         425           410             --          4,762         5,597
World ex U.S. Core Equity Portfolio......          --            --             --         (2,352)       (2,352)
World Core Equity Portfolio..............          12           232             --         (2,611)       (2,367)
Selectively Hedged Global Equity
  Portfolio..............................       4,023         1,915             --         15,899        21,837
Emerging Markets Portfolio...............      17,907            --        (24,940)     1,131,763     1,124,730
Emerging Markets Small Cap
  Portfolio..............................      43,338        88,624             --        432,216       564,178
Emerging Markets Value Portfolio.........     193,147            --       (527,781)        64,633      (270,001)
Emerging Markets Core Equity
  Portfolio..............................      73,738            --       (161,804)     1,299,327     1,211,261

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                     -------------------------------------
                                     2015  2016     2017    2018    2019   Unlimited  Total
                                     ---- ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company
  Portfolio.........................  --       --       --      --      --       --        --
U.S. Large Cap Equity Portfolio.....  --       --       --      --      --       --        --
U.S. Large Cap Value Portfolio......  --       --       --      --      --       --        --
U.S. Targeted Value Portfolio.......  --       --       --      --      --       --        --
U.S. Small Cap Value Portfolio......  --       --       --      --      --       --        --
U.S. Core Equity 1 Portfolio........  --       --       --      --      --       --        --
U.S. Core Equity 2 Portfolio........  --       --       --      --      --       --        --
U.S. Vector Equity Portfolio........  --       --       --      --      --       --        --
U.S. Small Cap Portfolio............  --       --       --      --      --       --        --
U.S. Micro Cap Portfolio............  --       --       --      --      --       --        --
DFA Real Estate Securities
  Portfolio.........................  --  $ 1,368 $ 62,969 $44,388 $26,523       --  $135,248
Large Cap International Portfolio...  --   19,004  135,392  14,311  12,549 $ 36,660   217,916
International Core Equity Portfolio.  --       --   53,176      --      --  248,034   301,210
International Small Company
  Portfolio.........................  --       --       --      --      --       --        --

                                           Expires on October 31,
                                   --------------------------------------
                                    2015   2016    2017    2018    2019   Unlimited  Total
                                   ------ ------- ------- ------- ------- --------- --------
Japanese Small Company
  Portfolio....................... $4,547 $23,057 $13,952 $12,208 $ 5,543       --  $ 59,307
Asia Pacific Small Company
  Portfolio.......................     --  16,317   8,261      --      -- $  2,165    26,743
United Kingdom Small Company
  Portfolio.......................     --      --      --      --      --       --        --
Continental Small Company
  Portfolio.......................     --   8,564   7,224   5,252      --       --    21,040
DFA International Real Estate
  Securities Portfolio............     46  13,446  34,576  38,689  69,466   50,022   206,245
DFA Global Real Estate Securities
  Portfolio.......................     --      --      --     774      --       --       774
DFA International Small Cap Value
  Portfolio.......................     --      --      --      --      --       --        --
International Vector Equity
  Portfolio.......................     --      --      --      --      --       --        --
World ex U.S. Value Portfolio.....     --      --      --      --   1,648       --     1,648
World ex U.S. Targeted Value
  Portfolio.......................     --      --      --      --      --       --        --
World ex U.S. Core Equity
  Portfolio.......................     --      --      --      --      --       --        --
World Core Equity Portfolio.......     --      --      --      --      --       --        --
Selectively Hedged Global Equity
  Portfolio.......................     --      --      --      --      --       --        --
Emerging Markets Portfolio........     --      --      --      --      --   24,940    24,940
Emerging Markets Small Cap
  Portfolio.......................     --      --      --      --      --       --        --
Emerging Markets Value Portfolio..     --      --      --      --      --  527,781   527,781
Emerging Markets Core Equity
  Portfolio.......................     --   7,080  26,444      --      --  128,280   161,804

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.............. $  1,059
          U.S. Large Cap Value Portfolio.....................  512,898
          DFA Real Estate Securities Portfolio...............   39,893
          Japanese Small Company Portfolio...................    7,238
          Continental Small Company Portfolio................    5,494
          DFA International Real Estate Securities Portfolio.      453
          DFA Global Real Estate Securities Portfolio........       34
          World ex U.S. Value Portfolio......................    1,066

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                       Federal   Unrealized   Unrealized   Appreciation
                                       Tax Cost Appreciation Depreciation (Depreciation)
                                       -------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio. $213,791   $ 2,741      $   (80)      $ 2,661
U.S. Large Cap Equity Portfolio.......  513,287    65,645       (7,605)       58,040

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio..................... $10,500,550  $5,327,292           --    $5,327,292
U.S. Targeted Value Portfolio......................   5,986,042   1,817,120  $  (303,662)    1,513,458
U.S. Small Cap Value Portfolio.....................  11,110,361   3,865,248     (773,945)    3,091,303
U.S. Core Equity 1 Portfolio.......................  10,238,677   3,890,760     (212,409)    3,678,351
U.S. Core Equity 2 Portfolio.......................  11,368,794   5,050,103     (327,994)    4,722,109
U.S. Vector Equity Portfolio.......................   3,100,448   1,325,227     (151,000)    1,174,227
U.S. Small Cap Portfolio...........................  10,207,115   3,085,211     (484,768)    2,600,443
U.S. Micro Cap Portfolio...........................   4,429,963   2,012,898     (387,299)    1,625,599
DFA Real Estate Securities Portfolio...............   4,920,093   2,192,215      (80,410)    2,111,805
Large Cap International Portfolio..................   2,985,077     874,584     (200,498)      674,086
International Core Equity Portfolio................  14,144,367   2,740,964   (1,093,873)    1,647,091
International Small Company Portfolio..............   8,116,393   1,373,778     (195,461)    1,178,317
Japanese Small Company Portfolio...................     465,869      29,885           --        29,885
Asia Pacific Small Company Portfolio...............     275,568          --       (8,485)       (8,485)
United Kingdom Small Company Portfolio.............      25,424      11,304           --        11,304
Continental Small Company Portfolio................     208,122      39,413           --        39,413
DFA International Real Estate Securities Portfolio.   3,476,006     197,529      (76,501)      121,028
DFA Global Real Estate Securities Portfolio........   3,160,571     610,167       (7,402)      602,765
DFA International Small Cap Value Portfolio........  12,145,037   3,625,381   (1,657,147)    1,968,234
International Vector Equity Portfolio..............   1,623,431     334,535     (105,334)      229,201
World ex U.S. Value Portfolio......................     113,218      12,725           --        12,725
World ex U.S. Targeted Value Portfolio.............     209,034      18,032         (662)       17,370
World ex U.S. Core Equity Portfolio................     860,336      66,572      (16,887)       49,685
World Core Equity Portfolio........................     135,846       3,700           --         3,700
Selectively Hedged Global Equity Portfolio.........     169,363      23,082           --        23,082
Emerging Markets Portfolio.........................   3,064,013   1,217,151           --     1,217,151
Emerging Markets Small Cap Portfolio...............   5,040,747     597,833           --       597,833
Emerging Markets Value Portfolio...................  18,298,500     886,782           --       886,782
Emerging Markets Core Equity Portfolio.............  16,839,575   3,843,763   (2,043,648)    1,800,115

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                               Six Months Ended   Year Ended
                                               April 30, 2015    Oct. 31, 2014
                                               --------------   --------------
                                                 (Unaudited)
                                                Amount   Shares  Amount  Shares
                                               -------   ------ -------  ------
 U.S. Targeted Value Portfolio
 Class R1 Shares
  Shares Issued............................... $16,068     704  $ 9,171    406
  Shares Issued in Lieu of Cash Distributions.   1,444      69      657     30
  Shares Redeemed.............................  (3,043)   (136)  (2,817)  (123)
                                               -------    ----  -------   ----
 Net Increase (Decrease) -- Class R1 Shares... $14,469     637  $ 7,011    313
                                               =======    ====  =======   ====

                                                         Six Months Ended          Year Ended
                                                          April 30, 2015         Oct. 31, 2014
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
Class R2 Shares
 Shares Issued........................................ $    46,156    2,017  $    77,620     3,429
 Shares Issued in Lieu of Cash Distributions..........       4,197      201        1,832        84
 Shares Redeemed......................................     (12,709)    (565)     (21,767)     (957)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    37,644    1,653  $    57,685     2,556
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,125,383   49,969  $ 1,806,386    79,191
 Shares Issued in Lieu of Cash Distributions..........     261,490   12,499      268,683    12,353
 Shares Redeemed......................................    (548,633) (24,552)    (897,338)  (39,462)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   838,240   37,916  $ 1,177,731    52,082
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    16,629      628  $    38,565     1,378
 Shares Issued in Lieu of Cash Distributions..........       1,052       43        3,524       126
 Shares Redeemed......................................     (12,151)    (463)     (43,702)   (1,563)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     5,530      208  $    (1,613)      (59)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 2,019,563   77,187  $ 3,218,550   115,620
 Shares Issued in Lieu of Cash Distributions..........     194,948    7,896      643,949    22,910
 Shares Redeemed......................................  (2,149,741) (81,372)  (3,445,026) (122,635)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $    64,770    3,711  $   417,473    15,895
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2015, Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Selectively Hedged Global Equity Portfolio*

                                                                                          Unrealized
                                                                                            Foreign
Settlement  Currency                                             Contract     Value at     Exchange
   Date     Amount**     Currency           Counterparty          Amount   April 30, 2015 Gain (Loss)
---------- ----------  ------------- --------------------------- --------  -------------- -----------
 05/21/15      (6,707) Denmark Krone JP Morgan                   $   (952)    $ (1,009)      $ (57)
 05/22/15        (818) Euro          Citibank, N.A.                  (868)        (918)        (50)
 05/22/15        (941) Euro          Citibank, N.A.                  (998)      (1,056)        (58)
 05/22/15     (13,701) Euro          Bank of America Corp.        (15,559)     (15,387)        172
 05/28/15  (1,672,966) Japanese Yen  State Street Bank and Trust  (13,974)     (14,014)        (40)
 06/10/15        (249) Swedish Krona Citibank, N.A.                   (29)         (31)         (2)
 06/10/15      (1,095) Swedish Krona Citibank, N.A.                  (125)        (132)         (7)
 06/10/15     (15,118) Swedish Krona Bank of America Corp.         (1,772)      (1,815)        (43)
 05/26/15        (232) Swiss Franc   UBS AG                          (233)        (250)        (17)
 05/26/15        (267) Swiss Franc   State Street Bank and Trust     (273)        (286)        (13)
 05/26/15      (3,753) Swiss Franc   UBS AG                        (3,960)      (4,025)        (65)
                                                                 --------     --------       -----
                                                                 $(38,743)    $(38,923)      $(180)
                                                                 ========     ========       =====

* During the six months ended April 30, 2015, Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $35,288 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              Approximate
                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         06/18/15     406     $211,008   $3,593         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   06/19/15      74        7,692        2       $340
                                                                         --------   ------       ----
                                                                         $218,700   $3,595       $340
                                                                         ========   ======       ====

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2015, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $206,917 and $6,442 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2015 Contracts Contracts
 -                                           -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $3,593          --    $3,593*
 Selectively Hedged Global Equity Portfolio.        174       $ 172         2*

                                                Liability Derivatives Value
 -                                           ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2015 Contracts Contracts
 -                                           -------------- --------- ---------
 Selectively Hedged Global Equity Portfolio.     $ (352)      $(352)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $12,038     $  616     $11,422
   U.S. Large Cap Equity Portfolio.............     367         --         367
   U.S. Targeted Value Portfolio...............  (1,061)        --      (1,061)
   U.S. Small Cap Value Portfolio..............  (2,510)        --      (2,510)
   U.S. Core Equity 2 Portfolio................   1,793         --       1,793
   U.S. Vector Equity Portfolio................    (811)        --        (811)
   U.S. Micro Cap Portfolio....................  (2,258)        --      (2,258)
   Large Cap International Portfolio...........     769         --         769
   DFA International Small Cap Value Portfolio.  (5,555)        --      (5,555)
   World ex U.S. Core Equity Portfolio.........     (68)         1         (69)
   Selectively Hedged Global Equity Portfolio..   2,900      2,652         248

                                                    Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $(3,674)    $ (205)    $ (3469)
   Selectively Hedged Global Equity Portfolio..    (867)      (818)        (49)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2015 (Amounts in thousands):

                                       Gross Amounts Not                         Gross Amounts Not
                                         Offset in the                             Offset in the
                                      Statements of Assets                      Statements of Assets
                            Gross       and Liabilities               Gross       and Liabilities
                          Amounts of ----------------------        Amounts of  ----------------------
                          Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                            Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                  (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------               ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                           Assets                                 Liabilities
-                         ---------------------------------------- -----------------------------------------
Selectively Hedged
 Global Equity Portfolio
Forward Currency
 Contracts...............    $173       $(43)        --      $130     $352        $(43)        --      $309

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio.     0.86%       $ 1,990         17        $ 1        $11,995
U.S. Targeted Value Portfolio...     0.87%         5,932          5          1          6,465
U.S. Vector Equity Portfolio....     0.86%         1,876          3         --          3,279
U.S. Small Cap Portfolio........     0.88%        15,926          4          2         29,254
U.S. Micro Cap Portfolio........     0.88%         3,465         26          2         16,624

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   the Period
                                          ------------- ------------ ------------ -------- ---------------
DFA Real Estate Securities Portfolio.....     0.88%        $8,276         29        $ 6        $23,734
Large Cap International Portfolio........     0.87%         5,236          3         --          7,666
DFA International Real Estate Securities
  Portfolio..............................     0.87%         9,037          7          2         37,185
DFA Global Real Estate Securities
  Portfolio..............................     0.87%         6,020          1         --          6,020
DFA International Small Cap Value
  Portfolio..............................     0.86%         9,977          1         --          9,977
International Vector Equity Portfolio....     0.87%           806          6         --          1,869
World ex U.S. Value Portfolio............     0.87%           209         30         --            575
World ex U.S. Targeted Value Portfolio...     0.87%         1,397         17          1          8,041
World ex U.S. Core Equity Portfolio......     0.87%         1,613          2         --          1,614
World Core Equity Portfolio..............     0.88%           142         14         --            883

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   At April 30, 2015, World ex U.S. Value Portfolio had loans outstanding in the amount of $50 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  3,750
          U.S. Targeted Value Portfolio......................   86,810
          U.S. Small Cap Value Portfolio.....................  170,787
          U.S. Core Equity 1 Portfolio.......................  364,214
          U.S. Core Equity 2 Portfolio.......................  416,976
          U.S. Vector Equity Portfolio.......................  109,070
          U.S. Small Cap Portfolio...........................  132,673
          U.S. Micro Cap Portfolio...........................   28,064
          DFA Real Estate Securities Portfolio...............  164,818
          Large Cap International Portfolio..................   22,849
          International Core Equity Portfolio................   85,210
          DFA International Real Estate Securities Portfolio.    6,893
          DFA Global Real Estate Securities Portfolio........    3,284
          DFA International Small Cap Value Portfolio........    9,406

                                                         Market
                                                         Value
                                                        --------
                International Vector Equity Portfolio.. $  4,235
                World Core Equity Portfolio............    2,157
                Emerging Markets Core Equity Portfolio.  678,004

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the six months ended April 30, 2015, DFA International Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $148,970 (amount in thousands).

N. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      5             77%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             92%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             83%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             56%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             57%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      5             77%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             83%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             93%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             49%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             76%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             65%
International Core Equity Portfolio.................................      4             73%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             87%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             87%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             91%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             96%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             93%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             79%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             60%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             88%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      6             86%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             99%

                                                                                 Approximate
                                                                                  Percentage
                                                                    Number of   of Outstanding
                                                                   Shareholders     Shares
                                                                   ------------ --------------
World ex U.S. Core Equity Portfolio -- Institutional Class Shares.      3             93%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares..........................................................      4             96%
Emerging Markets Portfolio -- Institutional Class Shares..........      4             64%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares..........................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares...............      3             83%
Emerging Markets Value Portfolio -- Institutional Class Shares....      2             31%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares..........................................................      3             60%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  884.60    0.33%    $1.54
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.16    0.33%    $1.66

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.


                       DFA Commodity Strategy Portfolio
              Corporate....................................  48.5%
              Foreign Corporate............................  21.0%
              Foreign Government...........................  10.9%
              Government...................................  19.1%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)


                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (73.0%)
AUSTRALIA -- (6.4%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................  12,000 $12,043,332
    1.250%, 06/13/17.............................  10,000  10,034,940
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,059,120
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................   8,737   8,764,784
    1.900%, 09/18/17.............................   7,000   7,115,479
National Australia Bank, Ltd.
    0.900%, 01/20/16.............................   5,000   5,016,250
    1.300%, 07/25/16.............................   7,000   7,044,177
Westpac Banking Corp.
    3.000%, 12/09/15.............................   8,025   8,148,408
    1.200%, 05/19/17.............................  10,000  10,025,820
    2.000%, 08/14/17.............................   3,000   3,050,859
                                                          -----------
TOTAL AUSTRALIA..................................          76,303,169
                                                          -----------

CANADA -- (5.1%)
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................   5,000   5,131,635
Canadian National Railway Co.
    1.450%, 12/15/16.............................   4,275   4,319,960
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,018,310
    1.200%, 02/14/18.............................  15,000  15,025,455
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................   1,830   1,851,638
Royal Bank of Canada
    1.200%, 01/23/17.............................   7,000   7,037,870
    1.500%, 01/16/18.............................   6,180   6,206,277
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   5,092   5,102,561
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................   2,500   2,554,453
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................   3,106   3,112,007
                                                          -----------
TOTAL CANADA.....................................          60,360,166
                                                          -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  15,000  15,289,470
                                                          -----------

FRANCE -- (1.9%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................   3,000   3,012,900
BNP Paribas SA
    2.375%, 09/14/17.............................   4,300   4,394,716

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
FRANCE -- (Continued)
Orange SA
    2.125%, 09/16/15.............................     500 $   502,559
    2.750%, 09/14/16.............................   4,000   4,096,284
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,198,219
Total Capital International SA
    1.550%, 06/28/17.............................   3,040   3,078,796
                                                          -----------
TOTAL FRANCE.....................................          22,283,474
                                                          -----------

GERMANY -- (1.1%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   3,000   3,293,757
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................  10,000  10,202,590
                                                          -----------
TOTAL GERMANY....................................          13,496,347
                                                          -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
#   3.875%, 01/16/18.............................   1,500   1,568,302
                                                          -----------
JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  15,000  15,047,160
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  13,000  13,074,022
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,000   1,009,887
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................   1,000   1,000,616
                                                          -----------
TOTAL JAPAN......................................          30,131,685
                                                          -----------

NETHERLANDS -- (2.4%)
Aegon NV
    4.625%, 12/01/15.............................   2,149   2,196,877
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,083,980
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................     880     917,703
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,000   6,672,570
Shell International Finance BV
    1.125%, 08/21/17.............................   8,000   8,031,392
                                                          -----------
TOTAL NETHERLANDS................................          27,902,522
                                                          -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000 $ 4,986,830
                                                          -----------

SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,569,111
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   5,000   5,092,785
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   9,250   9,502,488
                                                          -----------
TOTAL SWEDEN.....................................          19,164,384
                                                          -----------

SWITZERLAND -- (0.9%)
Credit Suisse New York
    1.375%, 05/26/17.............................   4,000   4,002,696
UBS AG
    5.875%, 12/20/17.............................   6,104   6,766,791
                                                          -----------
TOTAL SWITZERLAND                                          10,769,487
                                                          -----------

UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................  $1,700   1,792,222
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   6,500   6,632,541
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................   3,100   3,105,800
    1.250%, 02/14/17.............................   1,200   1,201,433
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,129,056
    1.500%, 05/11/17.............................   6,500   6,561,913
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,057,415
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   1,525   1,532,657
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................   6,300   6,336,666
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,994,331
    1.625%, 03/20/17.............................   1,000   1,008,446
                                                          -----------
TOTAL UNITED KINGDOM.............................          40,352,480
                                                          -----------

UNITED STATES -- (45.8%)
AbbVie, Inc.
    1.200%, 11/06/15.............................   4,000   4,010,280
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   3,295   3,329,133
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,519,905

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.000%, 08/02/16............................. $ 3,615 $ 3,674,868
Altria Group, Inc.
    4.125%, 09/11/15.............................   2,170   2,197,190
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,814,505
American Express Credit Corp.
    1.750%, 06/12/15.............................     625     625,909
    2.750%, 09/15/15.............................   2,250   2,267,303
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,672,601
American International Group, Inc.
    5.850%, 01/16/18.............................   7,500   8,349,990
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     813     832,631
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,545,095
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   6,000   6,381,696
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,428,320
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000   1,007,972
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,386,065
Apache Corp.
    5.625%, 01/15/17.............................   1,500   1,606,860
Apple, Inc.
    1.050%, 05/05/17.............................  22,000  22,134,464
AT&T, Inc.
    2.500%, 08/15/15.............................   1,076   1,081,246
    2.400%, 08/15/16.............................   1,000   1,016,358
    1.600%, 02/15/17.............................   3,255   3,271,994
    1.400%, 12/01/17.............................   3,400   3,397,287
AutoZone, Inc.
    6.950%, 06/15/16.............................   3,000   3,196,128
Bank of America Corp.
    1.500%, 10/09/15.............................   5,000   5,015,920
    3.750%, 07/12/16.............................   1,500   1,546,758
    3.875%, 03/22/17.............................   3,600   3,759,854
    2.000%, 01/11/18.............................   1,000   1,006,831
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,252,131
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,515,636
    1.450%, 05/15/17.............................   5,000   5,013,800
    1.800%, 12/15/17.............................   6,340   6,398,804
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   4,400   4,399,446
Cardinal Health, Inc.
#   1.900%, 06/15/17.............................   5,000   5,061,035

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    1.350%, 09/06/16.............................  $1,000 $1,009,407
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   5,000  5,251,660
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000  1,997,752
    6.000%, 08/15/17.............................   6,860  7,525,571
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................   9,723  9,821,066
Comcast Corp.
    4.950%, 06/15/16.............................   3,500  3,668,669
Comerica, Inc.
    3.000%, 09/16/15.............................   2,277  2,293,633
Computer Sciences Corp.
    2.500%, 09/15/15.............................   3,558  3,579,334
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................   7,147  7,758,419
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159  1,260,497
CSX Corp.
    6.250%, 03/15/18.............................   2,000  2,267,872
CVS Health Corp.
    3.250%, 05/18/15.............................   1,000  1,001,457
    5.750%, 06/01/17.............................   3,000  3,284,250
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   2,800  2,818,298
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................   5,000  5,103,735
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   6,044  6,152,188
Dominion Resources, Inc.
    2.250%, 09/01/15.............................   5,000  5,026,970
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................   6,000  6,080,208
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019  1,030,039
Eastman Chemical Co.
    3.000%, 12/15/15.............................   1,000  1,013,103
    2.400%, 06/01/17.............................   3,000  3,064,044
eBay, Inc.
    1.350%, 07/15/17.............................   8,000  7,987,624
Ecolab, Inc.
#   1.000%, 08/09/15.............................   2,000  2,002,756
EOG Resources, Inc.
    2.950%, 06/01/15.............................   2,440  2,444,377
    2.500%, 02/01/16.............................   6,000  6,078,984
Exelon Corp.
    4.900%, 06/15/15.............................     500    502,380
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,975  2,020,881

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Exxon Mobil Corp.
    1.305%, 03/06/18............................. $20,000 $20,123,620
Fifth Third Bancorp
    3.625%, 01/25/16.............................   1,000   1,020,540
Fifth Third Bank
    0.900%, 02/26/16.............................   2,000   2,000,502
    1.450%, 02/28/18.............................   8,000   7,981,736
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................   3,500   3,510,063
General Mills, Inc.
    5.700%, 02/15/17.............................   8,250   8,911,633
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................     600     600,000
    3.625%, 02/07/16.............................   1,000   1,020,549
    6.250%, 09/01/17.............................   3,000   3,315,474
    5.950%, 01/18/18.............................   3,000   3,327,501
Hess Corp.
    1.300%, 06/15/17.............................   5,625   5,567,940
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000   1,026,392
    2.600%, 09/15/17.............................   5,852   5,996,386
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................   1,666   1,675,611
HSBC USA, Inc.
    1.625%, 01/16/18.............................   3,350   3,364,281
Intel Corp.
    1.350%, 12/15/17.............................   7,000   7,039,207
John Deere Capital Corp.
    2.000%, 01/13/17.............................   1,500   1,531,617
    1.200%, 10/10/17.............................     398     398,841
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,282   1,324,714
    2.600%, 12/01/16.............................   3,475   3,562,792
JPMorgan Chase & Co.
    3.400%, 06/24/15.............................   1,000   1,004,297
    2.000%, 08/15/17.............................   7,750   7,875,411
Kellogg Co.
    1.875%, 11/17/16.............................   1,000   1,015,403
    1.750%, 05/17/17.............................   3,000   3,026,301
KeyBank NA
    1.100%, 11/25/16.............................   6,000   6,007,734
KeyCorp
    3.750%, 08/13/15.............................   3,000   3,025,134
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     830     891,442
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   5,102   5,192,127
Kroger Co. (The)
    2.200%, 01/15/17.............................   1,000   1,016,858
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,100,476

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................  $4,000 $4,108,384
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................   1,050  1,072,242
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,140  1,142,943
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    692,186
McDonald's Corp.
    5.800%, 10/15/17.............................     900    997,549
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  5,987,748
MetLife, Inc.
    5.000%, 06/15/15.............................     500    502,586
Mondelez International, Inc.
    4.125%, 02/09/16.............................   3,716  3,810,576
Morgan Stanley
    3.800%, 04/29/16.............................   6,000  6,175,362
    4.750%, 03/22/17.............................   3,430  3,641,717
MUFG Union Bank NA
    3.000%, 06/06/16.............................   1,000  1,022,679
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  7,020,440
NYSE Euronext
    2.000%, 10/05/17.............................   1,730  1,754,921
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   2,722  2,760,209
Omnicom Group, Inc.
    5.900%, 04/15/16.............................   1,750  1,831,253
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   2,820  2,823,082
Oracle Corp.
    1.200%, 10/15/17.............................   5,000  5,013,035
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17.............................   3,550  3,942,147
PepsiCo, Inc.
    0.700%, 08/13/15.............................   5,045  5,049,636
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,222  1,246,200
Phillips 66
    2.950%, 05/01/17.............................   5,000  5,171,295
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   3,450  3,771,364
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................   2,830  2,861,804
PNC Bank NA
    1.500%, 02/23/18.............................   7,560  7,603,651
PNC Funding Corp.
    4.250%, 09/21/15.............................     600    608,398
PPG Industries, Inc.
    1.900%, 01/15/16.............................   2,050  2,065,568

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    5.625%, 01/15/16............................. $ 2,000 $  2,067,322
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     950    1,057,037
Reynolds American, Inc.
    1.050%, 10/30/15.............................   4,000    4,000,232
    6.750%, 06/15/17.............................   4,500    4,973,976
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000    5,132,920
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000    3,005,256
Southern Power Co.
    4.875%, 07/15/15.............................   2,860    2,884,636
Starbucks Corp.
    0.875%, 12/05/16.............................   1,000    1,002,174
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   4,000    4,093,820
Symantec Corp.
    2.750%, 06/15/17.............................   7,278    7,407,527
Sysco Corp.
    1.450%, 10/02/17.............................   5,000    5,036,570
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................   1,500    1,500,000
    2.250%, 08/15/16.............................   2,953    2,998,535
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   1,000    1,072,436
Time Warner, Inc.
    5.875%, 11/15/16.............................   1,000    1,073,226
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................  12,867   13,112,271
UnitedHealth Group, Inc.
    1.875%, 11/15/16.............................   1,000    1,016,879
    1.400%, 12/15/17.............................   5,000    5,041,985
US Bancorp
    1.650%, 05/15/17.............................   4,250    4,312,003
US Bank NA
    1.100%, 01/30/17.............................   6,000    6,022,434
Verizon Communications, Inc.
    0.700%, 11/02/15.............................   2,370    2,369,682
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   2,000    2,013,868
Wells Fargo & Co.
    2.625%, 12/15/16.............................   6,000    6,161,094
Western Union Co. (The)
    5.930%, 10/01/16.............................   2,348    2,497,819
Whirlpool Corp.
    1.350%, 03/01/17.............................   2,000    2,006,046
Whirpool Corp.
    1.650%, 11/01/17.............................   8,000    8,046,480
Yum! Brands, Inc.
    4.250%, 09/15/15.............................   2,485    2,515,280
                                                          ------------
TOTAL UNITED STATES..............................          543,316,254
                                                          ------------
TOTAL BONDS......................................          865,924,570
                                                          ------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
      2.250%, 09/08/17............................. $ 10,000 $ 10,325,780
Federal Home Loan Mortgage Corporation
#     1.000%, 07/28/17.............................   10,000   10,055,100
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................            20,380,880
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (24.3%)
U.S. Treasury Notes
      0.750%, 01/15/17.............................   35,000   35,136,710
++^^  0.500%, 07/31/17.............................  254,000  252,908,562
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           288,045,272
                                                             ------------

                                                     Shares/
                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund............... 1,046,792 $   12,111,380
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,183,397,330)............................            $1,186,462,102
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3     Total
                                          -------- -------------- ------- --------------
Bonds
  Australia..............................       -- $   76,303,169   --    $   76,303,169
  Canada.................................       --     60,360,166   --        60,360,166
  Finland................................       --     15,289,470   --        15,289,470
  France.................................       --     22,283,474   --        22,283,474
  Germany................................       --     13,496,347   --        13,496,347
  Italy..................................       --      1,568,302   --         1,568,302
  Japan..................................       --     30,131,685   --        30,131,685
  Netherlands............................       --     27,902,522   --        27,902,522
  Supranational Organization Obligations.       --      4,986,830   --         4,986,830
  Sweden.................................       --     19,164,384   --        19,164,384
  Switzerland............................       --     10,769,487   --        10,769,487
  United Kingdom.........................       --     40,352,480   --        40,352,480
  United States..........................       --    543,316,254   --       543,316,254
Agency Obligations.......................       --     20,380,880   --        20,380,880
U.S. Treasury Obligations................       --    288,045,272   --       288,045,272
Securities Lending Collateral............       --     12,111,380   --        12,111,380
Swap Agreements**........................       --     19,330,443   --        19,330,443
Futures Contracts**...................... $732,769             --   --           732,769
                                          -------- --------------   --    --------------
TOTAL.................................... $732,769 $1,205,792,545   --    $1,206,525,314
                                          ======== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $11,856 of securities on loan)......................... $  1,174,351
Temporary Cash.........................................................................       41,529
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............       12,111
Foreign Currencies at Value............................................................            4
Cash...................................................................................       42,976
Receivables:
  Interest.............................................................................        6,478
  Fund Shares Sold.....................................................................        2,301
  Futures Margin Variation.............................................................          207
Unrealized Gain on Swap Contracts......................................................       21,999
Prepaid Expenses and Other Assets......................................................           69
                                                                                        ------------
     Total Assets......................................................................    1,302,025
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................       12,111
  Fund Shares Redeemed.................................................................          775
  Due to Advisor.......................................................................          304
Unrealized Loss on Swap Contracts......................................................        2,669
Accrued Expenses and Other Liabilities.................................................           47
     Total Liabilities.................................................................       15,906
                                                                                        ------------
NET ASSETS............................................................................. $  1,286,119
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  183,558,641
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       7.01
                                                                                        ============
Investments at Cost.................................................................... $  1,171,286
                                                                                        ============
Foreign Currencies at Cost............................................................. $          4
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,437,815
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,165
Accumulated Net Realized Gain (Loss)...................................................     (175,988)
Net Unrealized Appreciation (Depreciation).............................................       23,127
                                                                                        ------------
NET ASSETS............................................................................. $  1,286,119
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $   6,170
  Income from Securities Lending....................................................................        13
                                                                                                     ---------
     Total Investment Income........................................................................     6,183
                                                                                                     ---------
Expenses
  Investment Advisory Services Fees.................................................................     2,112
  Accounting & Transfer Agent Fees..................................................................        36
  Custodian Fees....................................................................................        26
  Filing Fees.......................................................................................        43
  Shareholders' Reports.............................................................................        26
  Directors'/Trustees' Fees & Expenses..............................................................         4
  Professional Fees.................................................................................        12
  Other.............................................................................................        16
                                                                                                     ---------
     Total Expenses.................................................................................     2,275
                                                                                                     ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).      (382)
  Fees Paid Indirectly (Note C).....................................................................        (7)
                                                                                                     ---------
  Net Expenses......................................................................................     1,886
                                                                                                     ---------
  Net Investment Income (Loss)......................................................................     4,297
                                                                                                     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................    (9,763)
    Futures.........................................................................................    (5,821)
    Swap Contracts..................................................................................  (166,203)
    Foreign Currency Transactions...................................................................     5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     8,187
    Futures.........................................................................................     1,950
    Swap Contracts..................................................................................    31,829
    Translation of Foreign Currency Denominated Amounts.............................................    (1,816)
                                                                                                     ---------
  Net Realized and Unrealized Gain (Loss)...........................................................  (135,838)
                                                                                                     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(131,541)
                                                                                                     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2015        2014
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    4,297  $    6,522
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................     (9,763)      2,967
    Futures............................................................................     (5,821)     (2,034)
    Swap Contracts.....................................................................   (166,203)    (49,078)
    Foreign Currency Transactions......................................................      5,799       2,905
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      8,187      (7,904)
    Futures............................................................................      1,950        (649)
    Swap Contracts.....................................................................     31,829      (6,914)
    Translation of Foreign Currency Denominated Amounts................................     (1,816)      2,590
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (131,541)    (51,595)
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (9,071)     (4,154)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................        (14)       (379)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (889)       (474)
                                                                                        ----------  ----------
     Total Distributions...............................................................     (9,974)     (5,007)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    683,775     761,756
  Shares Issued in Lieu of Cash Distributions..........................................      9,738       4,915
                                                                                        ----------  ----------
  Shares Redeemed......................................................................   (460,070)   (302,192)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................    233,443     464,479
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................     91,928     407,877
Net Assets
  Beginning of Period..................................................................  1,194,191     786,314
                                                                                        ----------  ----------
  End of Period........................................................................ $1,286,119  $1,194,191
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     96,734      90,096
  Shares Issued in Lieu of Cash Distributions..........................................      1,339         566
  Shares Redeemed......................................................................    (63,832)    (36,041)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     34,241      54,621
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    1,165  $    5,939

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA Commodity Strategy Portfolio
                                                   ------------------------------------------------------------
                                                                                                          Period
                                                     Six Months        Year        Year       Year       Nov. 9,
                                                        Ended         Ended       Ended      Ended      2010(a) to
                                                      April 30,      Oct. 31,    Oct. 31,   Oct. 31,     Oct. 31,
                                                        2015           2014        2013       2012         2011
----------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     8.00      $     8.30   $   9.40   $   9.77    $  10.00
                                                   ----------      ----------   --------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.06       0.06       0.07        0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.95)          (0.31)     (1.10)     (0.37)      (0.27)
                                                   ----------      ----------   --------   --------    --------
   Total from Investment Operations...............      (0.92)          (0.25)     (1.04)     (0.30)      (0.20)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.06)          (0.04)     (0.04)     (0.06)      (0.03)
 Net Realized Gains...............................      (0.01)          (0.01)     (0.02)     (0.01)         --
                                                   ----------      ----------   --------   --------    --------
   Total Distributions............................      (0.07)          (0.05)     (0.06)     (0.07)      (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     7.01      $     8.00   $   8.30   $   9.40    $   9.77
=================================================  ===========     ==========   ========   ========   ==========
Total Return......................................     (11.54)%(D)      (3.08)%   (11.15)%    (3.08)%     (2.02)%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,286,119      $1,194,191   $786,314   $458,079    $230,781
Ratio of Expenses to Average Net Assets...........       0.33%(E)        0.33%      0.34%      0.35%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.39%(E)        0.39%      0.40%      0.41%       0.53%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.74%(E)        0.65%      0.66%      0.79%       0.64%(C)(E)
Portfolio Turnover Rate...........................         86%(D)         104%        64%        69%         50%(D)
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2015, the Portfolio held a $302,461,182 investment in the Subsidiary, representing 23.23% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2015, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2015, approximately $382 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $10

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $705,868  $638,359 $321,589  $360,360

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(48,297)        $2,071        $46,226

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2013.............................     $2,965         $472      $3,437
     2014.............................      4,533          474       5,007

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $705           $57      $762

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                              Total Net
                                  Net Investment                                           Distributable
                                    Income and   Undistributed                Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                  -------------- ------------- ------------ -------------- -------------
DFA Commodity Strategy Portfolio.     $7,964         $889           --         $(18,924)     $(10,071)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,212,592      --        $(26,130)     (26,130)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               Expiration Number of  Contract Unrealized
      Description                 Date    Contracts*  Amount  Gain (Loss)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  08/14/15      70      $4,793     $106
      Coffee 'C' Futures......  07/21/15      19         979      (21)

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Copper Futures.............  07/29/15       61    $ 4,402     $ 207
     Corn Futures...............  07/14/15      203      3,717      (171)
     Cotton No. 2 Futures.......  07/09/15       28        950        52
     Gasoline RBOB Futures......  06/30/15       35      2,983       282
     Gold 100 oz Futures........  08/27/15       50      5,918      (155)
     KCB Wheat Futures..........  07/14/15       21        524       (52)
     LME Nickel Futures.........  05/18/15       28      2,338       (86)
     LME Nickel Futures.........  07/13/15       13      1,088        93
     LME Nickel Futures.........  05/18/15      (28)    (2,338)     (139)
     LME Prime Aluminum Futures.  05/18/15      129      6,174       298
     LME Prime Aluminum Futures.  07/13/15       57      2,749       182
     LME Prime Aluminum Futures.  05/18/15     (129)    (6,173)     (457)
     LME Zinc Futures...........  05/18/15       56      3,296       371
     LME Zinc Futures...........  07/13/15       25      1,469       122
     LME Zinc Futures...........  05/18/15      (56)    (3,296)     (388)
     Lean Hogs Futures..........  07/15/15       31      1,023        16
     Live Cattle Futures........  08/31/15       26      1,540       (11)
     NY Harbor ULSD Futures.....  06/30/15       30      2,502       214
     Natural Gas Futures........  06/26/15      169      4,735       180
     Silver Futures.............  07/29/15       29      2,342       (88)
     Soybean Futures............  07/14/15       60      2,928       (18)
     Soybean Meal Futures.......  07/14/15       43      1,359       (20)
     Soybean Oil Futures........  07/14/15       78      1,481         6
     Sugar #11 Futures..........  06/30/15      134      1,978        71
     WTI Crude Futures..........  06/22/15       51      3,096       255
     Wheat Futures..............  07/14/15       64      1,517      (116)
                                                       -------     -----
                                                       $54,074     $ 733
                                                       =======     =====

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2015 the Subsidiary's average notional contract amount of outstanding futures contracts was $80,948 (in thousands).

   At April 30, 2015, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              Unrealized
                                 Commodity Expiration            Notional    Appreciation
Counterparty                     Exposure     Date    Currency   Amount*    (Depreciation)
------------                     --------- ---------- -------- -----------  --------------
Bank of America Corp............   Index**  06/30/15    USD    $  (215,555)    $ 3,511
Citibank, N.A...................   Index**  06/30/15    USD       (211,655)      3,595
Credit Suisse...................   Index**  05/29/15    USD       (253,982)      3,884
Deutsche Bank AG, London Branch.   Index**  05/29/15    USD       (294,624)      4,941
Deutsche Bank AG, London Branch.     Oil    06/26/15    USD         40,705      (1,004)
Deutsche Bank AG, London Branch.     Oil    06/26/15    USD         38,587      (1,665)
Deutsche Bank AG, London Branch.     Oil    08/26/15    USD        (39,541)      1,419
Deutsche Bank AG, London Branch.     Oil    08/26/15    USD        (41,694)        748
UBS AG..........................   Index**  07/31/15    USD       (232,661)      3,900
                                                               -----------     -------
                                                               $(1,210,420)    $19,329
                                                               ===========     =======

* During the six months ended April 30, 2015 the Subsidiary's average notional value of outstanding swap contracts was $1,181,930 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2015:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                            ----------------------------------
                                             Total Value   Commodity  Commodity
                                                  at        Futures     Swap
                                            April 30, 2015 Contracts  Contracts
 -                                          -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD..    $24,454      $ 2,455*   $21,999

                                                Liability Derivatives Value
                                            ----------------------------------
                                             Total Value   Commodity  Commodity
                                                  at        Futures     Swap
                                            April 30, 2015 Contracts  Contracts
 -                                          -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD..    $(4,391)     $(1,722)*  $(2,669)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2015:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of:
                               Futures

Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                               Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts

Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                    Realized Gain (Loss) on
                                               Derivatives Recognized in Income
                                           ----------------------------------------
                                                       Foreign  Commodity Commodity
                                                      Exchange   Futures    Swap
                                             Total    Contracts Contracts Contracts
                                           ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(166,253)  $5,771    $(5,821) $(166,203)


                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                           -------------------------------------
                                                    Foreign  Commodity Commodity
                                                   Exchange   Futures    Swap
                                            Total  Contracts Contracts Contracts
                                           ------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $31,867  $(1,912)  $1,950    $31,829

Offsetting of Derivative Assets and Derivative Liabilities

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2015 (Amounts in thousands):

                                     Gross Amounts Not                           Gross Amounts Not
                                       Offset in the                               Offset in the
                                        Consolidated                                Consolidated
                                    Statements of Assets                        Statements of Assets
                          Gross       and Liabilities                Gross        and Liabilities
                        Amounts of ----------------------         Amounts of  ------------------------
                        Recognized  Financial     Cash     Net    Recognized   Financial       Cash     Net
                          Assets   Instruments Collateral Amount  Liabilities Instruments   Collateral Amount
Description                (a)         (b)      Received   (c)        (a)         (d)        Pledged    (e)
-----------             ---------- ----------- ---------- ------- ----------- -----------   ---------- ------
                                         Assets                                   Liabilities
                        ----------------------------------------- -------------------------------------------
DFA Commodity Strategy
 Portfolio
Swap Contracts.........  $21,998     $(2,669)      --     $19,329   $2,669      $(2,669)(f)     --       --

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, three shareholders held 85% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/14  04/30/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,056.50    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,057.40    0.43%    $2.19
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/14  04/30/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,043.10    0.08%    $0.41
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                      U.S. Large Company Portfolio
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   9.5%
              Energy.......................................   8.5%
              Financials...................................  13.7%
              Health Care..................................  14.6%
              Industrials..................................  10.3%
              Information Technology.......................  19.9%
              Materials....................................   3.2%
              Real Estate Investment Trusts................   2.5%
              Telecommunication Services...................   2.3%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                       DFA International Value Portfolio

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $7,428,517,006
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $6,474,630,609)........................................ $7,428,517,006
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc...................   119,213 $ 50,281,659            0.9%
     Comcast Corp. Class A.............   795,516   45,949,004            0.8%
     Home Depot, Inc. (The)............   412,564   44,136,097            0.8%
     McDonald's Corp...................   300,891   29,051,026            0.5%
     Walt Disney Co. (The).............   489,506   53,219,092            0.9%
     Other Securities..................            498,422,307            8.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            721,059,185           12.5%
                                                  ------------           -----
 Consumer Staples -- (9.2%)
     Altria Group, Inc.................   616,522   30,856,926            0.5%
     Coca-Cola Co. (The)............... 1,230,221   49,897,764            0.8%
     CVS Health Corp...................   352,276   34,977,484            0.6%
     PepsiCo, Inc......................   464,076   44,142,909            0.7%
     Philip Morris International, Inc..   484,288   40,423,519            0.7%
     Procter & Gamble Co. (The)........   845,431   67,220,219            1.1%
     Wal-Mart Stores, Inc..............   494,441   38,591,120            0.7%
     Other Securities..................            243,810,830            4.4%
                                                  ------------           -----
 Total Consumer Staples................            549,920,771            9.5%
                                                  ------------           -----
 Energy -- (8.2%)
     Chevron Corp......................   588,616   65,371,693            1.1%
     Exxon Mobil Corp.................. 1,313,205  114,734,721            2.0%
     Schlumberger, Ltd.................   399,254   37,773,421            0.7%
     Other Securities..................            273,192,627            4.7%
                                                  ------------           -----
 Total Energy..........................            491,072,462            8.5%
                                                  ------------           -----
 Financials -- (13.2%)
     Bank of America Corp.............. 3,293,294   52,462,173            0.9%
 *   Berkshire Hathaway, Inc. Class B..   570,930   80,621,025            1.4%
     Citigroup, Inc....................   949,788   50,642,696            0.9%
     JPMorgan Chase & Co............... 1,167,199   73,837,009            1.3%
     Wells Fargo & Co.................. 1,467,823   80,877,047            1.4%
     Other Securities..................            452,665,389            7.8%
                                                  ------------           -----
 Total Financials......................            791,105,339           13.7%
                                                  ------------           -----
 Health Care -- (14.1%)
     AbbVie, Inc.......................   498,988   32,264,564            0.5%
 *   Actavis P.L.C.....................   122,246   34,578,504            0.6%
     Amgen, Inc........................   237,572   37,514,994            0.6%
 *   Biogen, Inc.......................    73,449   27,464,785            0.5%
     Bristol-Myers Squibb Co...........   520,349   33,161,842            0.6%
 *   Gilead Sciences, Inc..............   466,278   46,865,602            0.8%
     Johnson & Johnson.................   870,470   86,350,624            1.5%
     Medtronic P.L.C...................   446,137   33,214,900            0.6%
     Merck & Co., Inc..................   888,535   52,921,145            0.9%
     Pfizer, Inc....................... 1,918,722   65,102,237            1.1%
     UnitedHealth Group, Inc...........   298,567   33,260,364            0.6%
     Other Securities..................            361,242,960            6.3%
                                                  ------------           -----
 Total Health Care.....................            843,942,521           14.6%
                                                  ------------           -----
 Industrials -- (9.9%)
     3M Co.............................   198,717   31,077,352            0.5%
     Boeing Co. (The)..................   205,082   29,396,454            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  3,150,957 $   85,327,915            1.5%
      Union Pacific Corp.................................    275,898     29,308,644            0.5%
      United Technologies Corp...........................    258,704     29,427,580            0.5%
      Other Securities...................................               389,255,599            6.8%
                                                                     --------------          ------
Total Industrials........................................               593,793,544           10.3%
                                                                     --------------          ------
Information Technology -- (19.3%)
      Apple, Inc.........................................  1,823,517    228,213,153            3.9%
      Cisco Systems, Inc.................................  1,598,108     46,073,454            0.8%
*     Facebook, Inc. Class A.............................    657,199     51,767,565            0.9%
*     Google, Inc. Class A...............................     89,400     49,060,038            0.8%
*     Google, Inc. Class C...............................     89,832     48,270,281            0.8%
      Intel Corp.........................................  1,482,669     48,260,876            0.8%
      International Business Machines Corp...............    287,779     49,293,665            0.8%
      MasterCard, Inc. Class A...........................    305,608     27,568,898            0.5%
      Microsoft Corp.....................................  2,568,307    124,922,452            2.2%
      Oracle Corp........................................  1,003,587     43,776,465            0.7%
      QUALCOMM, Inc......................................    516,417     35,116,356            0.6%
      Visa, Inc. Class A.................................    607,321     40,113,552            0.7%
      Other Securities...................................               360,891,469            6.4%
                                                                     --------------          ------
Total Information Technology.............................             1,153,328,224           19.9%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................               186,444,724            3.2%
                                                                     --------------          ------
Real Estate Investment Trusts -- (2.4%)
      Other Securities...................................               141,777,494            2.4%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
#     AT&T, Inc..........................................  1,624,853     56,284,908            1.0%
      Verizon Communications, Inc........................  1,300,907     65,617,749            1.1%
      Other Securities...................................                13,550,722            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               135,453,379            2.3%
                                                                     --------------          ------
Utilities -- (2.9%)
      Other Securities...................................               173,351,078            3.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,781,248,721           99.9%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%.    545,860        545,860            0.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund..................... 17,378,805    201,072,771            3.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,008,262,737)................................              $5,982,867,352          103.4%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ---------------------------------------------------
                                     Level 1       Level 2    Level 3      Total
                                 --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  721,059,185            --   --    $  721,059,185
  Consumer Staples..............    549,920,771            --   --       549,920,771
  Energy........................    491,072,462            --   --       491,072,462
  Financials....................    791,105,339            --   --       791,105,339
  Health Care...................    843,942,521            --   --       843,942,521
  Industrials...................    593,793,544            --   --       593,793,544
  Information Technology........  1,153,328,224            --   --     1,153,328,224
  Materials.....................    186,444,724            --   --       186,444,724
  Real Estate Investment Trusts.    141,777,494            --   --       141,777,494
  Telecommunication Services....    135,453,379            --   --       135,453,379
  Utilities.....................    173,351,078            --   --       173,351,078
Temporary Cash Investments......        545,860            --   --           545,860
Securities Lending Collateral...             --  $201,072,771   --       201,072,771
Futures Contracts**.............        (52,554)           --   --           (52,554)
                                 --------------  ------------   --    --------------
TOTAL........................... $5,781,742,027  $201,072,771   --    $5,982,814,798
                                 ==============  ============   ==    ==============

**Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    7,428,517            --
Investments at Value (including $0 and $377,047 of securities on loan, respectively).             --  $  5,781,248
Temporary Cash Investments at Value & Cost...........................................             --           546
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       201,073
Segregated Cash for Futures Contracts................................................             --           285
Receivables:
  Dividends and Tax Reclaims.........................................................             --         5,336
  Securities Lending Income..........................................................             --            56
  Fund Shares Sold...................................................................          4,507         1,845
Prepaid Expenses and Other Assets....................................................             76            72
                                                                                      --------------  ------------
     Total Assets....................................................................      7,433,100     5,990,461
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................................................             --       201,073
  Fund Shares Redeemed...............................................................         30,256         1,548
  Due to Advisor.....................................................................          1,207           217
  Futures Margin Variation...........................................................             --            55
Accrued Expenses and Other Liabilities...............................................            316           529
                                                                                      --------------  ------------
     Total Liabilities...............................................................         31,779       203,422
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,401,321  $  5,787,039
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,464 and $0 and shares outstanding of
 539,583 and 0, respectively......................................................... $        19.39           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $7,390,857 and $5,787,039 and
 shares outstanding of 381,139,815 and 351,501,365, respectively..................... $        19.39  $      16.46
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,474,631  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,806,644
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    6,749,573  $  2,924,721
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................................         76,591        11,966
Accumulated Net Realized Gain (Loss).................................................       (378,826)     (124,199)
Net Unrealized Foreign Exchange Gain (Loss)..........................................             97            --
Net Unrealized Appreciation (Depreciation)...........................................        953,886     2,974,551
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,401,321  $  5,787,039
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        DFA
                                                                                   International U.S. Large
                                                                                       Value      Company
                                                                                    Portfolio*   Portfolio
                                                                                   ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Taxes Withheld of $9,535 and $0, respectively)................   $116,963           --
  Income from Securities Lending..................................................      3,201           --
  Expenses Allocated from Affiliated Investment Company...........................     (7,640)          --
                                                                                     --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies....    112,524           --
                                                                                     --------     --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0 and $4, respectively)....................         --     $ 60,503
  Interest........................................................................         --            4
  Income from Securities Lending..................................................         --          286
                                                                                     --------     --------
     Total Investment Income......................................................         --       60,793
                                                                                     --------     --------
Expenses
  Investment Advisory Services Fees...............................................         --        1,713
  Administrative Services Fees....................................................      7,010           --
  Accounting & Transfer Agent Fees................................................         24          163
  S&P 500(R) Fees.................................................................         --           50
  Custodian Fees..................................................................         --           35
  Shareholder Servicing Fees --
    Class R2 Shares...............................................................         14           --
  Filing Fees.....................................................................         56           37
  Shareholders' Reports...........................................................         99           46
  Directors'/Trustees' Fees & Expenses............................................         26           21
  Professional Fees...............................................................         12          155
  Other...........................................................................         94           80
                                                                                     --------     --------
     Total Expenses...............................................................      7,335        2,300
                                                                                     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..................................................         --          (16)
                                                                                     --------     --------
  Net Expenses....................................................................      7,335        2,284
                                                                                     --------     --------
  Net Investment Income (Loss)....................................................    105,189       58,509
                                                                                     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................    112,124      169,805
    Futures.......................................................................         --        2,952
    Foreign Currency Transactions.................................................     (3,395)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................    203,424       15,857
    Futures.......................................................................         --       (2,664)
    Translation of Foreign Currency Denominated Amounts...........................        780           --
                                                                                     --------     --------
  Net Realized and Unrealized Gain (Loss).........................................    312,933      185,950
                                                                                     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $418,122     $244,459
                                                                                     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA International Value    U.S. Large Company
                                                                        Portfolio                Portfolio
                                                                 -----------------------  ----------------------
                                                                 Six Months      Year     Six Months     Year
                                                                    Ended       Ended        Ended      Ended
                                                                  April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                    2015         2014        2015        2014
                                                                 ----------- -----------  ----------- ----------
                                                                 (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $  105,189  $   299,034  $   58,509  $  103,372
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    112,124      130,787     169,805      90,274
    Futures.....................................................         --           --       2,952      12,101
    Foreign Currency Transactions...............................     (3,395)      (1,306)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    203,424     (506,381)     15,857     634,795
    Futures.....................................................         --          (25)     (2,664)        345
    Translation of Foreign Currency Denominated Amounts.........        780       (1,031)         --          --
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    418,122      (78,922)    244,459     840,887
                                                                 ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (72)        (347)         --          --
    Institutional Class Shares..................................    (50,981)    (295,058)    (56,835)   (102,736)
                                                                 ----------  -----------  ----------  ----------
     Total Distributions........................................    (51,053)    (295,405)    (56,835)   (102,736)
                                                                 ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................    908,708    1,652,421     466,730     787,937
  Shares Issued in Lieu of Cash Distributions...................     49,538      286,790      49,003      89,598
  Shares Redeemed...............................................   (926,408)  (1,090,342)   (584,692)   (864,648)
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     31,838      848,869     (68,959)     12,887
                                                                 ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................    398,907      474,542     118,665     751,038
Net Assets
  Beginning of Period...........................................  7,002,414    6,527,872   5,668,374   4,917,336
                                                                 ----------  -----------  ----------  ----------
  End of Period................................................. $7,401,321  $ 7,002,414  $5,787,039  $5,668,374
                                                                 ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     50,235       84,840      28,678      52,855
  Shares Issued in Lieu of Cash Distributions...................      2,870       14,488       3,072       6,016
  Shares Redeemed...............................................    (50,447)     (55,963)    (35,910)    (57,748)
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      2,658       43,365      (4,160)      1,123
                                                                 ==========  ===========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment Income)............. $   76,591  $    22,455  $   11,966  $   10,292

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio-Class R2 Shares+
                                               -----------------------------------------------------------
                                               Six Months      Year      Year     Year     Year      Year
                                                  Ended       Ended     Ended    Ended    Ended     Ended
                                                April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                  2015         2014      2013     2012     2011      2010
------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........   $ 18.48     $ 19.46    $15.72   $15.83   $17.82    $17.13
                                                 -------     -------    ------   ------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.25        0.74      0.49     0.51     0.53      0.37
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.78       (0.93)     3.77    (0.13)   (2.00)     1.29
                                                 -------     -------    ------   ------   ------    ------
   Total from Investment Operations...........      1.03       (0.19)     4.26     0.38    (1.47)     1.66
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.12)      (0.79)    (0.52)   (0.49)   (0.52)    (0.97)
                                                 -------     -------    ------   ------   ------    ------
   Total Distributions........................     (0.12)      (0.79)    (0.52)   (0.49)   (0.52)    (0.97)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................   $ 19.39     $ 18.48    $19.46   $15.72   $15.83    $17.82
============================================== ===========   ========  ======== ======== ========  ========
Total Return..................................      5.65%(D)   (1.21)%   27.61%    2.70%   (8.53)%   10.60%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........   $10,464     $11,200    $5,517   $6,407   $6,102    $4,952
Ratio of Expenses to Average Net Assets (B)...      0.68%(E)    0.68%     0.69%    0.71%    0.71%     0.72%
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.73%(E)    3.79%     2.84%    3.33%    2.97%     2.11%
------------------------------------------------------------------------------------------------------------

                                                       DFA International Value Portfolio-Institutional Class Shares
                                               ---------------------------------------------------------------------------
                                                Six Months        Year        Year        Year         Year        Year
                                                   Ended         Ended       Ended       Ended        Ended       Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                   2015           2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    18.47     $    19.45   $    15.72  $    15.83  $    17.81   $    16.46
                                               ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.27           0.84         0.52        0.54        0.58         0.39
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.78          (0.98)        3.78       (0.12)      (1.99)        1.34
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations...........       1.05          (0.14)        4.30        0.42       (1.41)        1.73
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.13)         (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total Distributions........................      (0.13)         (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    19.39     $    18.47   $    19.45  $    15.72  $    15.83   $    17.81
============================================== ===========    ==========   ==========  ==========  ==========   ==========
Total Return..................................       5.74%(D)      (0.97)%      27.90%       2.98%      (8.26)%      10.94%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $7,390,857     $6,991,214   $6,522,355  $5,480,888  $5,287,323   $5,157,857
Ratio of Expenses to Average Net Assets (B)...       0.43%(E)       0.43%        0.43%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.00%(E)       4.29%        3.00%       3.54%       3.26%        2.34%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Large Company Portfolio
                                         -------------------------------------------------------------------------
                                          Six Months       Year        Year        Year        Year          Year
                                             Ended        Ended       Ended       Ended       Ended         Ended
                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,
                                             2015          2014        2013        2012        2011          2010
----------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    15.94     $    13.87  $    11.15  $     9.90  $     9.34  $     8.16
                                         ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.17           0.29        0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.51           2.07        2.71        1.25        0.56        1.15
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....       0.68           2.36        2.98        1.47        0.75        1.33
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.16)         (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.16)         (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    16.46     $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
=======================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return............................       4.31%(D)      17.17%      27.10%      15.02%       8.09%      16.47%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,787,039     $5,668,374  $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets.       0.08%(E)       0.08%       0.09%       0.10%       0.10%       0.10% **
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.08%(E)       0.08%       0.10%       0.10%       0.10%       0.11% **
Ratio of Net Investment Income to
 Average Net Assets.....................       2.05%(E)       1.95%       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate.................          3%(D)          3%          3%          4%          4%          1% *
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.

** Represents the combined ratios for the portfolio and, for the period November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                           Value
Target Fund                     Shares            Acquiring Fund             Shares    (in thousands)
-----------                   ---------- --------------------------------- ----------- --------------
                                         U.S. Large Company Institutional
U.S. Large Company Portfolio. 83,482,168   Index Portfolio                 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                               Unrealized Appreciation
Target Fund         Net Assets     (Depreciation)              Acquiring Fund           Net Assets
-----------         ---------- ----------------------- -------------------------------- ----------
U.S. Large Company                                     U.S. Large Company
  Portfolio........ $2,731,987        $315,984           Institutional Index Portfolio   $870,696

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2015, the Feeder Fund's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                    DFA International Value Portfolio. 0.20%

   For the six months ended April 30, 2015, the U.S. Large Company Portfolio's investment management fees for both investment advisory services and the administrative services described above were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                      U.S. Large Company Portfolio. 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
                                         Amount   Expenses Assumed     Recovery
                                       ---------- ---------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......    0.08%         $57              $414
Class R2 Shares
DFA International Value Portfolio (2).    0.79%          --                --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $219
                    U.S. Large Company Portfolio......  270

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $172,687  $217,384

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.         --         $ 4,404        $(4,404)
U.S. Large Company Portfolio......     $3,023          (3,023)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2013..............................    $189,258         --       $189,258
    2014..............................     295,405         --        295,405
    U.S. Large Company Portfolio
    2013..............................      94,840         --         94,840
    2014..............................     102,736         --        102,736

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                       Income and
                                       Short-Term     Long-Term
                                     Capital Gains  Capital Gains Total
                                     -------------- ------------- ------
       U.S. Large Company Portfolio.     $3,023          --       $3,023

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed                Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio.    $31,792          --        $(485,409)    $  738,630    $  285,013
U.S. Large Company Portfolio......     10,550          --         (109,001)     2,773,405     2,674,954

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                         ------------------------
                                           2016    2017    2018    Total
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $485,409      --      -- $485,409
      U.S. Large Company Portfolio......       -- $65,329 $43,672  109,001

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $126,405
                  U.S. Large Company Portfolio......   76,220

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,485,780  $  942,737          --     $  942,737
U.S. Large Company Portfolio......  3,193,605   2,861,297    $(72,035)     2,789,262

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2015        Oct. 31, 2014
                                                       ------------------  --------------------
                                                           (Unaudited)
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $   1,639       90  $    11,741      598
 Shares Issued in Lieu of Cash Distributions..........        72        4          347       17
 Shares Redeemed......................................    (2,994)    (160)      (5,810)    (293)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $  (1,283)     (66) $     6,278      322
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 907,069   50,145  $ 1,640,680   84,242
 Shares Issued in Lieu of Cash Distributions..........    49,466    2,866      286,443   14,471
 Shares Redeemed......................................  (923,414) (50,287)  (1,084,532) (55,670)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  33,121    2,724  $   842,591   43,043
                                                       =========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights for the year ended October 31, 2010 has been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2015, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                      Approximate
                                           Expiration Number of  Contract Unrealized     Cash
                         Description          Date    Contracts*  Value   Gain (Loss) Collateral
                    -------------------    ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)  06/19/15      51      $5,301     $(53)       $285
                                                                  ------     ----        ----
                                                                  $5,301     $(53)       $285
                                                                  ======     ====        ====

* During the six months ended April 30, 2015, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $14,165 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts                                     Payable: Futures
                                                      Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                           Liability Derivatives Value
             -                             -------------------------
                                            Total Value
                                                 at          Equity
                                           April 30, 2015   Contracts
                                           --------------   ---------
             U.S. Large Company Portfolio.      $(53)         $(53)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $ 2,952          $ 2,952

                                              Change in Unrealized
                                              Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $(2,664)         $(2,664)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.88%       $18,790         16         $7        $73,868

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Securities Lending:

   As of April 30, 2015, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $185,824 (amounts in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      2             90%
DFA International Value Portfolio -- Institutional Class Shares.      3             71%
U.S. Large Company Portfolio....................................      4             79%

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,038.30    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,075.20    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,018.30    0.14%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.14%    $0.70

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,087.30    0.11%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,119.00    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  960.10    0.12%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,025.10    0.15%    $0.75
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,063.40    0.27%    $1.38
Hypothetical 5% Annual Return........... $1,000.00 $1,023.46    0.27%    $1.35

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   5.7%
              Energy.......................................  17.9%
              Financials...................................  20.7%
              Health Care..................................  11.5%
              Industrials..................................  12.9%
              Information Technology.......................   9.7%
              Materials....................................   3.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   3.9%
              Energy.......................................  13.4%
              Financials...................................  35.6%
              Health Care..................................   2.5%
              Industrials..................................   9.4%
              Information Technology.......................   2.9%
              Materials....................................  12.4%
              Telecommunication Services...................   4.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.3%
              Consumer Staples.............................   9.1%
              Energy.......................................   1.0%
              Financials...................................  11.8%
              Health Care..................................   4.7%
              Industrials..................................  29.2%
              Information Technology.......................  11.7%
              Materials....................................  11.4%
              Telecommunication Services...................   0.2%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.9%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.8%
              Financials...................................  16.0%
              Health Care..................................   7.1%
              Industrials..................................  16.6%
              Information Technology.......................   5.7%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   4.3%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  25.6%
              Consumer Staples.............................   5.1%
              Energy.......................................   4.4%
              Financials...................................  15.5%
              Health Care..................................   3.4%
              Industrials..................................  23.6%
              Information Technology.......................   9.1%
              Materials....................................   7.9%
              Telecommunication Services...................   3.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   5.8%
              Energy.......................................   3.3%
              Financials...................................  17.2%
              Health Care..................................   9.4%
              Industrials..................................  27.8%
              Information Technology.......................   9.4%
              Materials....................................   8.3%
              Other........................................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................  11.4%
              Consumer Staples.............................   4.0%
              Energy.......................................  25.9%
              Financials...................................   7.9%
              Health Care..................................   1.3%
              Industrials..................................  13.3%
              Information Technology.......................   6.0%
              Materials....................................  23.3%
              Telecommunication Services...................   0.5%
              Utilities....................................   6.4%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   8.4%
              Energy.......................................   7.7%
              Financials...................................  26.3%
              Health Care..................................   2.5%
              Industrials..................................   8.1%
              Information Technology.......................  17.9%
              Materials....................................   8.9%
              Other........................................    --
              Telecommunication Services...................   7.0%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   8.7%
              Energy.......................................   2.0%
              Financials...................................  16.4%
              Health Care..................................   5.7%
              Industrials..................................  16.6%
              Information Technology.......................  14.9%
              Materials....................................  13.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   4.2%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................  9,482,510 $  547,709,778            2.9%
#   Comcast Corp. Special Class A........  3,105,444    178,842,520            0.9%
#   Ford Motor Co........................ 10,847,219    171,386,060            0.9%
    General Motors Co....................  4,177,298    146,456,068            0.8%
    Time Warner Cable, Inc...............  1,876,119    291,774,027            1.5%
    Time Warner, Inc.....................  4,397,226    371,169,847            1.9%
    Other Securities.....................               760,878,419            4.0%
                                                     --------------           -----
Total Consumer Discretionary.............             2,468,216,719           12.9%
                                                     --------------           -----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co............  2,748,548    134,349,026            0.7%
    CVS Health Corp......................  4,790,425    475,641,298            2.5%
    Mondelez International, Inc. Class A.  4,399,456    168,807,127            0.9%
    Other Securities.....................               317,415,718            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,096,213,169            5.7%
                                                     --------------           -----
Energy -- (16.8%)
    Anadarko Petroleum Corp..............  2,605,027    245,133,041            1.3%
    Apache Corp..........................  1,732,984    118,536,106            0.6%
    Baker Hughes, Inc....................  1,938,026    132,677,260            0.7%
    Chevron Corp.........................  5,878,293    652,843,221            3.4%
    ConocoPhillips.......................  6,333,402    430,164,664            2.2%
    Devon Energy Corp....................  1,695,428    115,645,144            0.6%
    Exxon Mobil Corp.....................  5,368,279    469,026,536            2.4%
    Marathon Petroleum Corp..............  1,339,624    132,046,738            0.7%
    Occidental Petroleum Corp............  2,221,423    177,935,982            0.9%
    Phillips 66..........................  1,670,790    132,510,355            0.7%
    Valero Energy Corp...................  2,806,975    159,716,877            0.8%
    Other Securities.....................               644,777,263            3.5%
                                                     --------------           -----
Total Energy.............................             3,411,013,187           17.8%
                                                     --------------           -----
Financials -- (19.5%)
    American International Group, Inc....  2,903,721    163,450,455            0.9%
    Bank of America Corp................. 15,546,531    247,656,239            1.3%
    Bank of New York Mellon Corp. (The)..  2,970,420    125,767,583            0.7%
    Capital One Financial Corp...........  2,044,209    165,274,298            0.9%
    Citigroup, Inc.......................  4,980,715    265,571,724            1.4%
#   CME Group, Inc.......................  1,222,099    111,101,020            0.6%
    Goldman Sachs Group, Inc. (The)......  1,243,356    244,219,985            1.3%
    JPMorgan Chase & Co.................. 10,421,544    659,266,873            3.4%
    MetLife, Inc.........................  2,189,692    112,309,303            0.6%
    Morgan Stanley.......................  3,805,140    141,969,773            0.7%
    Wells Fargo & Co.....................  4,175,882    230,091,098            1.2%
    Other Securities.....................             1,489,067,659            7.7%
                                                     --------------           -----
Total Financials.........................             3,955,746,010           20.7%
                                                     --------------           -----
Health Care -- (10.8%)
    Aetna, Inc...........................  2,009,110    214,713,586            1.1%
    Anthem, Inc..........................  1,674,297    252,701,646            1.3%
*   Boston Scientific Corp...............  6,573,232    117,134,994            0.6%
#*  Express Scripts Holding Co...........  2,947,224    254,640,154            1.3%
    Humana, Inc..........................    707,042    117,086,155            0.6%
#   Pfizer, Inc.......................... 19,796,068    671,680,587            3.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
Health Care -- (Continued)
       Thermo Fisher Scientific, Inc...   1,315,969 $   165,390,984            0.9%
       Other Securities................                 400,048,103            2.2%
                                                    ---------------          ------
Total Health Care......................               2,193,396,209           11.5%
                                                    ---------------          ------
Industrials -- (12.1%)
       CSX Corp........................   5,382,618     194,258,684            1.0%
       FedEx Corp......................     843,839     143,089,779            0.8%
       General Electric Co.............  28,575,994     773,837,918            4.1%
#      Norfolk Southern Corp...........   1,611,307     162,500,311            0.9%
       Northrop Grumman Corp...........   1,364,645     210,209,916            1.1%
#      Southwest Airlines Co...........   3,905,821     158,420,100            0.8%
       Union Pacific Corp..............   1,765,010     187,497,012            1.0%
       Other Securities................                 630,374,695            3.2%
                                                    ---------------          ------
Total Industrials......................               2,460,188,415           12.9%
                                                    ---------------          ------
Information Technology -- (9.1%)
       Cisco Systems, Inc..............  12,332,314     355,540,613            1.9%
       EMC Corp........................   4,399,598     118,393,182            0.6%
       Hewlett-Packard Co..............   9,619,949     317,169,719            1.7%
       Intel Corp......................   8,749,317     284,790,268            1.5%
       Other Securities................                 770,628,639            4.0%
                                                    ---------------          ------
Total Information Technology...........               1,846,522,421            9.7%
                                                    ---------------          ------
Materials -- (3.6%)
       Other Securities................                 729,423,962            3.8%
                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
       Other Securities................                   3,010,581            0.0%
                                                    ---------------          ------
Telecommunication Services -- (4.2%)
#      AT&T, Inc.......................  20,643,229     715,081,453            3.7%
       Other Securities................                 144,466,196            0.8%
                                                    ---------------          ------
Total Telecommunication Services.......                 859,547,649            4.5%
                                                    ---------------          ------
Utilities -- (0.3%)
       Other Securities................                  68,980,718            0.4%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              19,092,259,040           99.9%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                     208,566            0.0%
                                                    ---------------          ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 107,345,414   1,241,986,437            6.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).............               $20,334,454,043          106.4%
                                                    ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
  Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
  Energy........................   3,411,013,187             --   --      3,411,013,187
  Financials....................   3,955,746,010             --   --      3,955,746,010
  Health Care...................   2,193,396,209             --   --      2,193,396,209
  Industrials...................   2,460,188,415             --   --      2,460,188,415
  Information Technology........   1,846,522,421             --   --      1,846,522,421
  Materials.....................     729,423,962             --   --        729,423,962
  Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
  Telecommunication Services....     859,547,649             --   --        859,547,649
  Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants.................              -- $      208,566   --            208,566
Securities Lending Collateral...              --  1,241,986,437   --      1,241,986,437
                                 --------------- --------------   --    ---------------
TOTAL........................... $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd.......................... 1,166,354 $ 71,465,422            0.7%
    National Australia Bank, Ltd.................. 2,095,885   60,687,121            0.6%
    Wesfarmers, Ltd............................... 2,171,552   74,851,884            0.8%
    Other Securities..............................            440,514,946            4.4%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            647,519,373            6.5%
                                                             ------------            ----
AUSTRIA -- (0.1%)
    Other Securities..............................             14,194,786            0.1%
                                                             ------------            ----
BELGIUM -- (1.2%)
    Other Securities..............................            127,207,184            1.3%
                                                             ------------            ----
CANADA -- (7.7%)
    Bank of Montreal..............................   860,326   56,179,288            0.6%
    Canadian Natural Resources, Ltd............... 1,849,320   61,449,846            0.6%
#   Manulife Financial Corp....................... 3,287,435   59,835,949            0.6%
    Suncor Energy, Inc............................ 3,750,370  122,131,817            1.2%
    Other Securities..............................            548,076,239            5.5%
                                                             ------------            ----
TOTAL CANADA......................................            847,673,139            8.5%
                                                             ------------            ----
DENMARK -- (1.3%)
    Other Securities..............................            143,350,002            1.4%
                                                             ------------            ----
FINLAND -- (0.7%)
    Other Securities..............................             77,102,984            0.8%
                                                             ------------            ----
FRANCE -- (7.9%)
#   AXA SA........................................ 4,004,754  101,263,553            1.0%
    BNP Paribas SA................................ 1,173,096   74,082,501            0.7%
    Cie de Saint-Gobain........................... 1,565,233   71,135,279            0.7%
#   GDF Suez...................................... 3,247,971   66,084,477            0.7%
    Orange SA..................................... 3,989,277   65,708,630            0.7%
#   Renault SA....................................   759,515   79,914,398            0.8%
    Societe Generale SA........................... 1,435,323   71,758,485            0.7%
    Other Securities..............................            343,321,863            3.4%
                                                             ------------            ----
TOTAL FRANCE......................................            873,269,186            8.7%
                                                             ------------            ----
GERMANY -- (6.9%)
#   Allianz SE....................................   768,935  130,883,988            1.3%
    Bayerische Motoren Werke AG...................   829,743   97,880,295            1.0%
    Daimler AG.................................... 2,214,556  212,922,187            2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   273,971   53,478,460            0.5%
    Other Securities..............................            266,936,885            2.7%
                                                             ------------            ----
TOTAL GERMANY.....................................            762,101,815            7.6%
                                                             ------------            ----
HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd........................ 5,076,000   74,495,202            0.7%
    Other Securities..............................            227,312,335            2.3%
                                                             ------------            ----
TOTAL HONG KONG...................................            301,807,537            3.0%
                                                             ------------            ----

IRELAND -- (0.2%)
    Other Securities..............................             26,121,781            0.3%
                                                             ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

ISRAEL -- (0.3%)
    Other Securities........................            $   35,130,239            0.4%
                                                        --------------           -----

ITALY -- (1.3%)
    UniCredit SpA...........................  6,940,290     49,818,281            0.5%
    Other Securities........................                96,542,603            1.0%
                                                        --------------           -----
TOTAL ITALY.................................               146,360,884            1.5%
                                                        --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd....................  2,839,900     95,208,668            1.0%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    152,455,840            1.5%
    Mizuho Financial Group, Inc............. 51,633,200     98,427,317            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     49,589,428            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     60,674,102            0.6%
    NTT DOCOMO, Inc.........................  3,018,500     53,465,121            0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,728,500    119,138,825            1.2%
    Other Securities........................             1,581,800,898           15.8%
                                                        --------------           -----
TOTAL JAPAN.................................             2,210,760,199           22.1%
                                                        --------------           -----

NETHERLANDS -- (2.7%)
*   ING Groep NV............................  6,479,202     99,400,933            1.0%
    Other Securities........................               194,499,001            1.9%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               293,899,934            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                10,828,730            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                69,461,065            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,432,720            0.0%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               120,212,021            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Iberdrola SA............................ 14,302,198     95,728,713            0.9%
    Other Securities........................               154,532,682            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               250,261,395            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     56,515,429            0.6%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     53,365,201            0.5%
    Other Securities........................               205,131,159            2.0%
                                                        --------------           -----
TOTAL SWEDEN................................               315,011,789            3.1%
                                                        --------------           -----

SWITZERLAND -- (7.7%)
    ABB, Ltd................................  3,506,609     76,838,333            0.8%
    Cie Financiere Richemont SA.............    591,731     52,742,706            0.5%
    Holcim, Ltd.............................    887,877     71,323,585            0.7%
    Novartis AG.............................  1,236,600    126,222,379            1.3%
    Swiss Re AG.............................  1,037,390     92,024,136            0.9%
    UBS Group AG............................  2,463,478     49,213,708            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                 Shares       Value++     of Net Assets**
                                                 ------       -------     ---------------

SWITZERLAND -- (Continued)
      Zurich Insurance Group AG...............    333,311 $   102,877,494            1.0%
      Other Securities........................                280,890,571            2.8%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                852,132,912            8.5%
                                                          ---------------          ------

UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C....................  3,418,604      57,919,731            0.6%
#     Barclays P.L.C. Sponsored ADR...........  5,577,889      87,795,973            0.9%
      BP P.L.C. Sponsored ADR.................  8,279,050     357,323,797            3.6%
      HSBC Holdings P.L.C..................... 11,244,488     112,326,785            1.1%
      HSBC Holdings P.L.C. Sponsored ADR......  2,250,217     111,678,269            1.1%
      Lloyds Banking Group P.L.C.............. 80,211,445      94,992,545            1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...  3,323,210     214,646,134            2.1%
      Royal Dutch Shell P.L.C. ADR(780259206).    812,214      51,518,734            0.5%
      Standard Chartered P.L.C................  4,120,837      67,467,164            0.7%
      Vodafone Group P.L.C.................... 34,880,956     122,892,797            1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  2,686,108      94,551,011            0.9%
      Other Securities........................                365,006,280            3.6%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,738,119,220           17.3%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,866,958,895           98.5%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG...........................    213,701      55,016,390            0.6%
      Other Securities........................                 23,508,685            0.2%
                                                          ---------------          ------
TOTAL GERMANY.................................                 78,525,075            0.8%
                                                          ---------------          ------
TOTAL PREFERRED STOCKS........................                 78,525,075            0.8%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                    655,774            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                    655,774            0.0%
                                                          ---------------          ------

                                                              Value+
                                                              ------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund.......... 98,338,208   1,137,773,070           11.3%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,751,627,190).....................              $11,083,912,814          110.6%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   41,710,367 $  605,809,006   --    $   647,519,373
  Austria.....................             --     14,194,786   --         14,194,786
  Belgium.....................      4,236,232    122,970,952   --        127,207,184
  Canada......................    847,673,139             --   --        847,673,139
  Denmark.....................             --    143,350,002   --        143,350,002
  Finland.....................      2,202,162     74,900,822   --         77,102,984
  France......................      4,519,004    868,750,182   --        873,269,186
  Germany.....................     65,809,417    696,292,398   --        762,101,815
  Hong Kong...................             --    301,807,537   --        301,807,537
  Ireland.....................      6,015,287     20,106,494   --         26,121,781
  Israel......................        851,655     34,278,584   --         35,130,239
  Italy.......................     22,010,100    124,350,784   --        146,360,884
  Japan.......................     74,705,620  2,136,054,579   --      2,210,760,199
  Netherlands.................     28,799,869    265,100,065   --        293,899,934
  New Zealand.................             --     10,828,730   --         10,828,730
  Norway......................     15,808,360     53,652,705   --         69,461,065
  Portugal....................             --      4,432,720   --          4,432,720
  Singapore...................             --    120,212,021   --        120,212,021
  Spain.......................      5,718,148    244,543,247   --        250,261,395
  Sweden......................      9,733,859    305,277,930   --        315,011,789
  Switzerland.................     62,334,340    789,798,572   --        852,132,912
  United Kingdom..............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
  Germany.....................             --     78,525,075   --         78,525,075
Rights/Warrants
  Spain.......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   307,000 $ 10,618,562            0.4%
    Calsonic Kansei Corp........................   994,000    7,245,934            0.3%
    Nifco, Inc..................................   287,200   10,171,536            0.4%
    Shimachu Co., Ltd...........................   297,200    7,692,370            0.3%
    Wacoal Holdings Corp........................   675,000    7,501,637            0.3%
    Other Securities............................            483,586,928           18.4%
                                                           ------------           -----
Total Consumer Discretionary....................            526,816,967           20.1%
                                                           ------------           -----
Consumer Staples -- (8.2%)
#   Lion Corp................................... 1,217,000    7,459,102            0.3%
    Matsumotokiyoshi Holdings Co., Ltd..........   223,800    8,148,780            0.3%
    Nichirei Corp............................... 1,501,000    7,922,948            0.3%
    Sapporo Holdings, Ltd....................... 1,981,000    7,775,899            0.3%
    Takara Holdings, Inc........................   980,300    7,304,188            0.3%
    UNY Group Holdings Co., Ltd................. 1,468,300    8,302,458            0.3%
    Other Securities............................            189,537,445            7.2%
                                                           ------------           -----
Total Consumer Staples..........................            236,450,820            9.0%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             26,354,717            1.0%
                                                           ------------           -----
Financials -- (10.7%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    7,553,870            0.3%
#   Higo Bank, Ltd. (The)....................... 1,124,000    7,224,269            0.3%
    Hyakugo Bank, Ltd. (The).................... 1,491,609    7,332,639            0.3%
    Juroku Bank, Ltd. (The)..................... 2,002,000    7,970,217            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,418,000    8,393,655            0.3%
*   Leopalace21 Corp............................ 1,511,300    8,716,353            0.3%
    Musashino Bank, Ltd. (The)..................   198,700    7,194,014            0.3%
    North Pacific Bank, Ltd..................... 2,025,300    7,998,094            0.3%
    San-In Godo Bank, Ltd. (The)................   957,000    9,158,311            0.4%
    Other Securities............................            235,193,147            8.9%
                                                           ------------           -----
Total Financials................................            306,734,569           11.7%
                                                           ------------           -----
Health Care -- (4.3%)
    Asahi Intecc Co., Ltd.......................   123,000    7,574,735            0.3%
    Rohto Pharmaceutical Co., Ltd...............   499,200    7,127,079            0.3%
#   Tsumura & Co................................   348,700    8,171,178            0.3%
    Other Securities............................             99,298,754            3.7%
                                                           ------------           -----
Total Health Care...............................            122,171,746            4.6%
                                                           ------------           -----
Industrials -- (26.4%)
    Aica Kogyo Co., Ltd.........................   314,300    7,218,341            0.3%
    Daifuku Co., Ltd............................   579,400    7,718,800            0.3%
    DMG Mori Seiki Co., Ltd.....................   486,500    7,934,353            0.3%
    Fujikura, Ltd............................... 1,984,000    9,449,502            0.4%
#   Furukawa Electric Co., Ltd.................. 4,806,000    8,808,884            0.3%
    Glory, Ltd..................................   266,700    7,381,541            0.3%
#   Iwatani Corp................................ 1,087,000    7,351,887            0.3%
#   Japan Steel Works, Ltd. (The)............... 1,992,000    9,192,882            0.4%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    9,174,203            0.4%
    Nishi-Nippon Railroad Co., Ltd.............. 1,834,000    8,042,265            0.3%
    Nisshinbo Holdings, Inc.....................   903,000    9,353,261            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      OKUMA Corp.........................    844,000 $    9,144,517            0.4%
      OSG Corp...........................    444,300      9,237,823            0.4%
      Sankyu, Inc........................  1,540,000      7,222,498            0.3%
      Sanwa Holdings Corp................  1,232,600      9,302,894            0.4%
      Other Securities...................               632,476,310           23.7%
                                                     --------------          ------
Total Industrials........................               759,009,961           28.9%
                                                     --------------          ------

Information Technology -- (10.7%)
      Horiba, Ltd........................    212,650      7,985,273            0.3%
      IT Holdings Corp...................    505,101      9,946,402            0.4%
      Oki Electric Industry Co., Ltd.....  4,751,000      9,732,972            0.4%
      SCREEN Holdings Co., Ltd...........  1,231,000      8,356,784            0.3%
      Taiyo Yuden Co., Ltd...............    642,700      9,501,859            0.4%
      Other Securities...................               260,157,452            9.8%
                                                     --------------          ------
Total Information Technology.............               305,680,742           11.6%
                                                     --------------          ------

Materials -- (10.3%)
      ADEKA Corp.........................    523,000      7,376,790            0.3%
      Lintec Corp........................    303,800      7,452,101            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,568,000      8,477,444            0.3%
      Nisshin Steel Co., Ltd.............    582,592      7,764,699            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,652,000      8,637,435            0.3%
      Toyobo Co., Ltd....................  5,776,000      8,805,372            0.3%
      Ube Industries, Ltd................  5,257,000      8,721,582            0.3%
      Other Securities...................               239,767,743            9.2%
                                                     --------------          ------
Total Materials..........................               297,003,166           11.3%
                                                     --------------          ------

Telecommunication Services -- (0.1%)
      Other Securities...................                 4,125,906            0.2%
                                                     --------------          ------

Utilities -- (0.6%)
      Other Securities...................                15,927,333            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,600,275,927           99.0%
                                                     --------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..... 23,434,297    271,134,819           10.3%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,654,997,422)................              $2,871,410,746          109.3%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  526,816,967   --    $  526,816,967
  Consumer Staples............ $2,148,538    234,302,282   --       236,450,820
  Energy......................         --     26,354,717   --        26,354,717
  Financials..................         --    306,734,569   --       306,734,569
  Health Care.................         --    122,171,746   --       122,171,746
  Industrials.................         --    759,009,961   --       759,009,961
  Information Technology......  2,517,578    303,163,164   --       305,680,742
  Materials...................         --    297,003,166   --       297,003,166
  Telecommunication Services..         --      4,125,906   --         4,125,906
  Utilities...................         --     15,927,333   --        15,927,333
Securities Lending Collateral.         --    271,134,819   --       271,134,819
                               ---------- --------------   --    --------------
TOTAL......................... $4,666,116 $2,866,744,630   --    $2,871,410,746
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.7%)
AUSTRALIA -- (40.1%)
    Adelaide Brighton, Ltd................  3,668,074 $ 13,067,350            0.9%
    Ansell, Ltd...........................    528,919   10,885,246            0.8%
    Aristocrat Leisure, Ltd...............  2,821,383   18,441,478            1.3%
#   Beach Energy, Ltd.....................  9,180,505    8,007,797            0.6%
#   carsales.com, Ltd.....................  1,702,940   12,721,551            0.9%
    CSR, Ltd..............................  3,271,166    9,401,454            0.7%
    Domino's Pizza Enterprises, Ltd.......    286,872    8,256,380            0.6%
    Downer EDI, Ltd.......................  2,903,995   10,098,121            0.7%
    DuluxGroup, Ltd.......................  3,101,823   15,470,828            1.1%
    Echo Entertainment Group, Ltd.........  4,207,608   15,023,498            1.1%
    Fairfax Media, Ltd.................... 14,257,034   11,730,892            0.8%
#   GrainCorp, Ltd. Class A...............  1,217,507    9,491,039            0.7%
#   iiNET, Ltd............................  1,121,222    8,769,726            0.6%
    Independence Group NL.................  1,789,170    8,348,729            0.6%
#   Invocare, Ltd.........................    901,024    9,521,924            0.7%
#   IOOF Holdings, Ltd....................  1,900,338   15,077,021            1.1%
#   Iress, Ltd............................  1,073,207    8,801,370            0.6%
#   JB Hi-Fi, Ltd.........................    836,109   12,915,393            0.9%
#   M2 Group, Ltd.........................  1,270,931   10,998,394            0.8%
#   Magellan Financial Group, Ltd.........    466,192    7,316,634            0.5%
#   NIB Holdings, Ltd.....................  2,713,689    7,824,164            0.6%
#   Northern Star Resources, Ltd..........  4,806,957    8,548,706            0.6%
#   OZ Minerals, Ltd......................  2,198,276    8,092,692            0.6%
    Perpetual, Ltd........................    356,426   15,178,883            1.1%
#   Primary Health Care, Ltd..............  3,204,222   12,541,277            0.9%
*   Qantas Airways, Ltd...................  4,774,293   12,761,394            0.9%
#   Sims Metal Management, Ltd............  1,382,214   11,780,563            0.8%
#   Sirtex Medical, Ltd...................    412,322    6,890,108            0.5%
#   Slater & Gordon, Ltd..................  1,962,864    9,828,927            0.7%
#   Spark Infrastructure Group............ 10,385,907   15,971,391            1.1%
#   Super Retail Group, Ltd...............  1,280,749    9,969,898            0.7%
    Tabcorp Holdings, Ltd.................  2,628,740   10,098,762            0.7%
    Other Securities......................             341,600,806           24.0%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             695,432,396           49.2%
                                                      ------------           -----

CHINA -- (0.5%)
    Other Securities......................               9,561,281            0.7%
                                                      ------------           -----

HONG KONG -- (24.0%)
    Cafe de Coral Holdings, Ltd...........  1,930,000    7,186,820            0.5%
    Dah Sing Banking Group, Ltd...........  3,457,116    7,481,915            0.5%
    Dah Sing Financial Holdings, Ltd......  1,184,544    8,293,334            0.6%
#   Esprit Holdings, Ltd.................. 13,802,950   13,041,225            0.9%
    Hopewell Holdings, Ltd................  2,920,000   11,211,143            0.8%
    Luk Fook Holdings International, Ltd..  2,862,000    8,930,396            0.6%
    Man Wah Holdings, Ltd.................  5,694,800    7,374,189            0.5%
    Television Broadcasts, Ltd............  1,481,300    9,679,009            0.7%
    Value Partners Group, Ltd.............  5,396,000   10,018,069            0.7%
    Vitasoy International Holdings, Ltd...  4,703,000    8,598,433            0.6%
    Xinyi Glass Holdings, Ltd............. 16,280,000   10,806,910            0.8%
    Other Securities......................             314,218,905           22.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             416,840,348           29.5%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (8.0%)
      Air New Zealand, Ltd...................  3,693,701 $    7,590,684            0.5%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,190,065     20,750,948            1.5%
#     Infratil, Ltd..........................  3,201,309      7,620,110            0.5%
#     Ryman Healthcare, Ltd..................  2,338,582     14,523,565            1.0%
#     Sky Network Television, Ltd............  2,080,268      9,965,124            0.7%
      SKYCITY Entertainment Group, Ltd.......  4,352,955     13,944,040            1.0%
      Other Securities.......................                63,839,094            4.6%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               138,233,565            9.8%
                                                         --------------          ------
SINGAPORE -- (8.1%)
      Venture Corp., Ltd.....................  1,654,300     10,550,481            0.8%
      Other Securities.......................               130,430,824            9.2%
                                                         --------------          ------
TOTAL SINGAPORE..............................               140,981,305           10.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,401,048,895           99.2%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.2%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                        --            0.0%
                                                         --------------          ------
HONG KONG -- (0.2%)
      Other Securities.......................                 3,109,064            0.2%
                                                         --------------          ------
SINGAPORE -- (0.0%)
      Other Securities.......................                       314            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                 3,109,378            0.2%
                                                         --------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@  DFA Short Term Investment Fund......... 28,646,913    331,444,781           23.5%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,730,770,323)....................              $1,735,603,054          122.9%
                                                         ==============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Australia................... $12,722,887 $  682,709,509   --    $  695,432,396
  China.......................          --      9,561,281   --         9,561,281
  Hong Kong...................   2,126,793    414,713,555   --       416,840,348
  New Zealand.................          --    138,233,565   --       138,233,565
  Singapore...................   1,369,138    139,612,167   --       140,981,305
Rights/Warrants...............
  Australia...................          --             --   --                --
  Hong Kong...................          --      3,109,064   --         3,109,064
  Singapore...................          --            314   --               314
Securities Lending Collateral.          --    331,444,781   --       331,444,781
                               ----------- --------------   --    --------------
TOTAL......................... $16,218,818 $1,719,384,236   --    $1,735,603,054
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (95.6%)
 Consumer Discretionary -- (24.5%)
     Barratt Developments P.L.C........ 2,727,034 $ 21,634,491            1.0%
     Bellway P.L.C.....................   634,613   19,293,629            0.9%
     Berkeley Group Holdings P.L.C.....   664,403   25,581,278            1.2%
     Daily Mail & General Trust P.L.C.. 1,421,265   19,537,514            0.9%
 #   Greene King P.L.C................. 1,372,727   17,452,683            0.8%
     Howden Joinery Group P.L.C........ 3,359,489   23,915,571            1.1%
     Inchcape P.L.C.................... 2,259,473   28,740,630            1.4%
     Informa P.L.C..................... 3,220,526   27,427,802            1.3%
     Rightmove P.L.C...................   477,301   23,105,850            1.1%
     Taylor Wimpey P.L.C............... 8,920,064   22,649,656            1.1%
 *   Thomas Cook Group P.L.C........... 7,316,715   16,048,409            0.8%
     UBM P.L.C......................... 2,263,037   19,535,822            0.9%
     WH Smith P.L.C....................   687,058   15,074,108            0.7%
     William Hill P.L.C................ 4,471,540   24,705,783            1.2%
     Other Securities..................            227,514,808           11.0%
                                                  ------------           -----
 Total Consumer Discretionary..........            532,218,034           25.4%
                                                  ------------           -----

 Consumer Staples -- (4.8%)
     Booker Group P.L.C................ 7,254,558   16,060,425            0.8%
     Britvic P.L.C..................... 1,233,710   13,701,051            0.7%
     Tate & Lyle P.L.C................. 2,371,143   21,601,188            1.0%
     Other Securities..................             54,058,011            2.5%
                                                  ------------           -----
 Total Consumer Staples................            105,420,675            5.0%
                                                  ------------           -----

 Energy -- (4.2%)
     Amec Foster Wheeler P.L.C......... 1,360,198   19,044,378            0.9%
     John Wood Group P.L.C............. 1,909,170   20,115,851            1.0%
     Other Securities..................             52,050,786            2.5%
                                                  ------------           -----
 Total Energy..........................             91,211,015            4.4%
                                                  ------------           -----

 Financials -- (14.8%)
     Amlin P.L.C....................... 2,600,313   18,223,007            0.9%
     Catlin Group, Ltd................. 1,899,020   20,460,348            1.0%
     Close Brothers Group P.L.C........   765,620   17,896,704            0.9%
     Henderson Group P.L.C............. 5,607,542   23,927,378            1.1%
     Hiscox, Ltd....................... 1,449,723   18,265,611            0.9%
     ICAP P.L.C........................ 2,839,958   24,144,556            1.2%
     IG Group Holdings P.L.C........... 1,890,472   21,315,332            1.0%
     Man Group P.L.C................... 9,464,717   27,906,812            1.3%
     Other Securities..................            150,151,792            7.1%
                                                  ------------           -----
 Total Financials......................            322,291,540           15.4%
                                                  ------------           -----

 Health Care -- (3.2%)
 *   BTG P.L.C......................... 1,345,513   14,846,477            0.7%
     Other Securities..................             54,751,032            2.6%
                                                  ------------           -----
 Total Health Care.....................             69,597,509            3.3%
                                                  ------------           -----

 Industrials -- (22.6%)
     Balfour Beatty P.L.C.............. 3,473,566   12,856,619            0.6%
     BBA Aviation P.L.C................ 2,696,604   14,188,979            0.7%
     Berendsen P.L.C...................   875,545   13,919,012            0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------

Industrials -- (Continued)
      Bodycote P.L.C.........................  1,210,345 $   12,746,902            0.6%
      Cobham P.L.C...........................  5,783,297     26,235,319            1.3%
      DCC P.L.C..............................    441,845     28,107,328            1.3%
      Hays P.L.C.............................  7,231,761     16,997,190            0.8%
      Melrose Industries P.L.C...............  5,230,962     21,227,179            1.0%
      Rentokil Initial P.L.C.................  9,327,890     19,184,899            0.9%
      Rotork P.L.C...........................    438,584     15,826,476            0.8%
      Spirax-Sarco Engineering P.L.C.........    388,975     20,134,516            1.0%
      Other Securities.......................               289,571,713           13.7%
                                                         --------------          ------
Total Industrials............................               490,996,132           23.4%
                                                         --------------          ------

Information Technology -- (8.7%)
      Halma P.L.C............................  1,965,372     21,404,612            1.0%
      Micro Focus International P.L.C........    671,015     12,915,112            0.6%
      Spectris P.L.C.........................    615,718     20,235,948            1.0%
#     Telecity Group P.L.C...................  1,011,062     13,714,491            0.6%
      Other Securities.......................               121,369,971            5.8%
                                                         --------------          ------
Total Information Technology.................               189,640,134            9.0%
                                                         --------------          ------

Materials -- (7.6%)
      Croda International P.L.C..............    447,752     19,430,956            0.9%
      DS Smith P.L.C.........................  4,938,232     26,404,486            1.3%
      Essentra P.L.C.........................  1,327,499     19,486,754            0.9%
      Other Securities.......................                99,063,084            4.7%
                                                         --------------          ------
Total Materials..............................               164,385,280            7.8%
                                                         --------------          ------

Telecommunication Services -- (3.3%)
      Cable & Wireless Communications P.L.C.. 13,842,085     14,268,864            0.7%
      Inmarsat P.L.C.........................  2,217,438     34,145,358            1.6%
#     TalkTalk Telecom Group P.L.C...........  2,611,397     14,598,487            0.7%
      Other Securities.......................                 7,715,677            0.4%
                                                         --------------          ------
Total Telecommunication Services.............                70,728,386            3.4%
                                                         --------------          ------

Utilities -- (1.9%)
      Pennon Group P.L.C.....................  2,002,765     26,285,374            1.3%
      Other Securities.......................                15,102,636            0.7%
                                                         --------------          ------
Total Utilities..............................                41,388,010            2.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             2,077,876,715           99.1%
                                                         --------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund.........  8,175,108     94,585,996            4.5%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,615,524,137)....................              $2,172,462,711          103.6%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                               ----------------------------------------------
                               Level 1     Level 2     Level 3     Total
                               -------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......       -- $  532,218,034   --    $  532,218,034
  Consumer Staples............       --    105,420,675   --       105,420,675
  Energy......................       --     91,211,015   --        91,211,015
  Financials..................       --    322,291,540   --       322,291,540
  Health Care................. $554,268     69,043,241   --        69,597,509
  Industrials.................       --    490,996,132   --       490,996,132
  Information Technology......       --    189,640,134   --       189,640,134
  Materials...................       --    164,385,280   --       164,385,280
  Telecommunication Services..       --     70,728,386   --        70,728,386
  Utilities...................       --     41,388,010   --        41,388,010
Securities Lending Collateral.       --     94,585,996   --        94,585,996
                               -------- --------------   --    --------------
TOTAL......................... $554,268 $2,171,908,443   --    $2,172,462,711
                               ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                             Percentage
                                      Shares    Value++    of Net Assets**
                                      ------    -------    ---------------
     COMMON STOCKS -- (86.4%)
     AUSTRALIA -- (0.0%)
         Other Securities............         $    141,148            0.0%
                                              ------------           -----

     AUSTRIA -- (2.1%)
         Other Securities............           85,070,661            2.4%
                                              ------------           -----

     BELGIUM -- (3.1%)
         Ackermans & van Haaren NV... 134,383   16,423,619            0.5%
         Other Securities............          107,867,580            3.1%
                                              ------------           -----
     TOTAL BELGIUM...................          124,291,199            3.6%
                                              ------------           -----

     DENMARK -- (4.2%)
     *   Genmab A.S.................. 217,338   16,735,281            0.5%
         GN Store Nord A.S........... 826,732   17,848,732            0.5%
         Sydbank A.S................. 351,217   13,184,016            0.4%
     *   Topdanmark A.S.............. 491,266   14,734,245            0.4%
         Other Securities............          105,998,129            3.0%
                                              ------------           -----
     TOTAL DENMARK...................          168,500,403            4.8%
                                              ------------           -----

     FINLAND -- (6.3%)
         Amer Sports Oyj............. 641,324   16,049,773            0.5%
         Elisa Oyj................... 734,075   22,488,593            0.7%
     #   Huhtamaki Oyj............... 457,047   14,610,757            0.4%
         Kesko Oyj Class B........... 335,156   13,694,069            0.4%
     #   Nokian Renkaat Oyj.......... 613,904   19,949,439            0.6%
         Orion Oyj Class B........... 409,240   13,381,757            0.4%
         Other Securities............          152,351,594            4.3%
                                              ------------           -----
     TOTAL FINLAND...................          252,525,982            7.3%
                                              ------------           -----

     FRANCE -- (10.4%)
         Eurofins Scientific SE......  46,767   13,173,549            0.4%
         Faurecia.................... 275,868   13,076,913            0.4%
         Lagardere SCA............... 610,002   19,581,595            0.6%
         Orpea....................... 195,864   12,901,987            0.4%
         Teleperformance............. 300,192   22,533,655            0.7%
         Other Securities............          331,430,602            9.4%
                                              ------------           -----
     TOTAL FRANCE....................          412,698,301           11.9%
                                              ------------           -----

     GERMANY -- (12.9%)
         Aareal Bank AG.............. 409,233   17,601,805            0.5%
         Deutsche Wohnen AG.......... 607,513   15,934,853            0.5%
     *   Dialog Semiconductor P.L.C.. 338,103   15,244,681            0.4%
         Duerr AG.................... 126,478   12,945,994            0.4%
         Freenet AG.................. 638,935   20,695,198            0.6%
         LANXESS AG.................. 291,702   15,569,479            0.5%
         MTU Aero Engines AG......... 239,900   23,583,738            0.7%
         Other Securities............          390,855,910           11.2%
                                              ------------           -----
     TOTAL GERMANY...................          512,431,658           14.8%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities............                  758            0.0%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------

IRELAND -- (2.1%)
    Glanbia P.L.C.........................    700,613 $ 13,037,498            0.4%
    Paddy Power P.L.C.....................    175,221   15,624,789            0.5%
    Smurfit Kappa Group P.L.C.............    546,377   16,728,135            0.5%
    Other Securities......................              36,834,337            1.0%
                                                      ------------           -----
TOTAL IRELAND.............................              82,224,759            2.4%
                                                      ------------           -----

ISRAEL -- (2.0%)
    Other Securities......................              81,404,420            2.3%
                                                      ------------           -----

ITALY -- (9.1%)
    Azimut Holding SpA....................    509,670   14,960,192            0.4%
*   Banca Popolare dell'Emilia Romagna SC.  2,429,723   19,986,485            0.6%
*   Banca Popolare di Milano Scarl........ 21,133,583   21,776,614            0.6%
*   Finmeccanica SpA......................  1,780,003   22,710,893            0.7%
*   Mediaset SpA..........................  2,550,189   13,106,979            0.4%
    Prysmian SpA..........................    991,595   20,221,631            0.6%
    Other Securities......................             248,713,043            7.1%
                                                      ------------           -----
TOTAL ITALY...............................             361,475,837           10.4%
                                                      ------------           -----

NETHERLANDS -- (5.1%)
    Aalberts Industries NV................    551,102   17,085,640            0.5%
#   ASM International NV..................    290,828   14,120,267            0.4%
    Delta Lloyd NV........................  1,039,486   19,657,852            0.6%
#   TNT Express NV........................  2,208,848   18,854,878            0.5%
    Other Securities......................             135,380,354            3.9%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             205,098,991            5.9%
                                                      ------------           -----

NORWAY -- (2.4%)
    Other Securities......................              93,897,505            2.7%
                                                      ------------           -----

PORTUGAL -- (1.2%)
    Other Securities......................              48,444,829            1.4%
                                                      ------------           -----

SPAIN -- (5.5%)
    Bolsas y Mercados Espanoles SHMSF SA..    400,008   17,895,102            0.5%
*   Gamesa Corp. Tecnologica SA...........  1,193,955   15,966,033            0.5%
*   Jazztel P.L.C.........................  1,097,205   15,841,804            0.5%
    Viscofan SA...........................    223,870   14,229,050            0.4%
    Other Securities......................             155,185,966            4.4%
                                                      ------------           -----
TOTAL SPAIN...............................             219,117,955            6.3%
                                                      ------------           -----

SWEDEN -- (8.1%)
    Other Securities......................             323,047,176            9.3%
                                                      ------------           -----

SWITZERLAND -- (11.9%)
    ams AG................................    372,640   20,259,450            0.6%
#*  Dufry AG..............................    115,350   16,960,705            0.5%
    Flughafen Zuerich AG..................     21,722   16,916,800            0.5%
    GAM Holding AG........................    914,388   20,629,496            0.6%
    Georg Fischer AG......................     21,948   15,523,924            0.5%
    Helvetia Holding AG...................     35,100   19,941,831            0.6%
    Logitech International SA.............    848,062   12,731,375            0.4%
    PSP Swiss Property AG.................    143,462   13,381,066            0.4%
    Straumann Holding AG..................     54,567   15,438,935            0.4%
#   Sulzer AG.............................    122,816   13,704,806            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

SWITZERLAND -- (Continued)
        Other Securities................            $  309,157,594            8.8%
                                                    --------------          ------
TOTAL SWITZERLAND.......................               474,645,982           13.7%
                                                    --------------          ------

UNITED STATES -- (0.0%)
        Other Securities................                 1,277,266            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             3,446,294,830           99.2%
                                                    --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
        Other Securities................                 9,326,137            0.3%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                 9,326,137            0.3%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

BELGIUM -- (0.0%)
        Other Securities................                   102,201            0.0%
                                                    --------------          ------

FRANCE -- (0.0%)
        Other Securities................                       772            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   102,973            0.0%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@    DFA Short Term Investment Fund.. 45,989,940    532,103,609           15.3%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,280,238,899)...............              $3,987,827,549          114.8%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Australia...................         -- $      141,148   --    $      141,148
  Austria.....................         --     85,070,661   --        85,070,661
  Belgium.....................         --    124,291,199   --       124,291,199
  Denmark.....................         --    168,500,403   --       168,500,403
  Finland.....................         --    252,525,982   --       252,525,982
  France...................... $  680,068    412,018,233   --       412,698,301
  Germany.....................         --    512,431,658   --       512,431,658
  Greece......................         --            758   --               758
  Ireland.....................         --     82,224,759   --        82,224,759
  Israel......................         --     81,404,420   --        81,404,420
  Italy.......................         --    361,475,837   --       361,475,837
  Netherlands.................         --    205,098,991   --       205,098,991
  Norway......................    920,889     92,976,616   --        93,897,505
  Portugal....................         --     48,444,829   --        48,444,829
  Spain.......................         --    219,117,955   --       219,117,955
  Sweden......................         --    323,047,176   --       323,047,176
  Switzerland.................     91,157    474,554,825   --       474,645,982
  United States...............  1,277,266             --   --         1,277,266
Preferred Stocks
  Germany.....................         --      9,326,137   --         9,326,137
Rights/Warrants
  Austria.....................         --             --   --                --
  Belgium.....................         --        102,201   --           102,201
  France......................         --            772   --               772
  Italy.......................         --             --   --                --
Securities Lending Collateral.         --    532,103,609   --       532,103,609
                               ---------- --------------   --    --------------
TOTAL......................... $2,969,380 $3,984,858,169   --    $3,987,827,549
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (76.2%)
Consumer Discretionary -- (8.7%)
#   Cineplex, Inc........................   280,635 $ 11,234,704            1.4%
#   Corus Entertainment, Inc. Class B....   466,216    7,168,095            0.9%
#   EnerCare, Inc........................   409,600    5,010,937            0.6%
*   Great Canadian Gaming Corp...........   295,000    5,782,636            0.7%
*   IMAX Corp............................   259,917    9,710,499            1.2%
    RONA, Inc............................   670,345    8,823,107            1.1%
    Other Securities.....................             42,592,078            5.5%
                                                    ------------           -----
Total Consumer Discretionary.............             90,322,056           11.4%
                                                    ------------           -----
Consumer Staples -- (3.0%)
    Maple Leaf Foods, Inc................   314,364    6,031,933            0.8%
    Other Securities.....................             25,248,604            3.1%
                                                    ------------           -----
Total Consumer Staples...................             31,280,537            3.9%
                                                    ------------           -----
Energy -- (19.7%)
*   Advantage Oil & Gas, Ltd............. 1,100,531    6,813,897            0.9%
#   Bonavista Energy Corp................ 1,017,776    7,010,127            0.9%
#   Bonterra Energy Corp.................   168,095    5,373,746            0.7%
#   Enbridge Income Fund Holdings, Inc...   238,555    7,685,564            1.0%
    Enerflex, Ltd........................   433,563    5,814,380            0.7%
    Ensign Energy Services, Inc..........   758,725    6,049,676            0.8%
*   Gran Tierra Energy, Inc.............. 1,395,612    5,216,917            0.7%
#   Mullen Group, Ltd....................   531,825    9,221,533            1.2%
*   NuVista Energy, Ltd..................   700,569    5,191,120            0.7%
#   Parkland Fuel Corp...................   402,377    8,784,592            1.1%
    Pason Systems, Inc...................   356,252    6,413,422            0.8%
#   Pengrowth Energy Corp................ 2,253,523    7,564,665            1.0%
    Precision Drilling Corp.............. 1,706,781   12,420,669            1.6%
    Secure Energy Services, Inc..........   577,554    8,166,657            1.0%
    ShawCor, Ltd.........................   196,296    6,646,242            0.8%
    Other Securities.....................             96,364,193           11.9%
                                                    ------------           -----
Total Energy.............................            204,737,400           25.8%
                                                    ------------           -----
Financials -- (6.0%)
#   Canadian Western Bank................   436,532   11,350,194            1.4%
    FirstService Corp....................   150,648    9,861,731            1.2%
    Laurentian Bank of Canada............   185,720    7,433,418            0.9%
    Other Securities.....................             33,494,826            4.3%
                                                    ------------           -----
Total Financials.........................             62,140,169            7.8%
                                                    ------------           -----
Health Care -- (1.0%)
    Other Securities.....................             10,130,560            1.3%
                                                    ------------           -----
Industrials -- (10.1%)
*   ATS Automation Tooling Systems, Inc..   517,130    5,704,932            0.7%
#   Badger Daylighting, Ltd..............   209,081    5,188,467            0.7%
#   Russel Metals, Inc...................   350,655    8,021,615            1.0%
    Stantec, Inc.........................   441,170   11,916,892            1.5%
    Toromont Industries, Ltd.............   368,725    9,599,380            1.2%
    Transcontinental, Inc. Class A.......   359,276    5,532,821            0.7%
    TransForce, Inc......................   427,809    9,662,491            1.2%
#   Westshore Terminals Investment Corp..   314,149    8,308,740            1.0%
    Other Securities.....................             40,790,277            5.2%
                                                    ------------           -----
Total Industrials........................            104,725,615           13.2%
                                                    ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
Information Technology -- (4.6%)
*     Celestica, Inc....................    917,607 $   11,202,943            1.4%
#*    Sierra Wireless, Inc..............    159,192      5,593,161            0.7%
      Other Securities..................                30,715,927            3.9%
                                                    --------------          ------
Total Information Technology............                47,512,031            6.0%
                                                    --------------          ------
Materials -- (17.8%)
#     Alamos Gold, Inc..................    730,480      5,049,485            0.6%
      AuRico Gold, Inc..................  1,603,169      5,594,150            0.7%
#*    B2Gold Corp.......................  4,190,189      6,563,993            0.8%
#     Dominion Diamond Corp.............    479,301      9,446,977            1.2%
      HudBay Minerals, Inc..............  1,368,604     13,532,901            1.7%
#*    IAMGOLD Corp......................  2,443,241      5,467,676            0.7%
*     Interfor Corp.....................    379,331      5,429,794            0.7%
*     New Gold, Inc.....................  1,955,326      6,563,672            0.8%
#     Norbord, Inc......................    249,680      5,037,060            0.6%
      Pan American Silver Corp..........    938,273      8,982,224            1.1%
      Stella-Jones, Inc.................    177,300      6,391,029            0.8%
      Other Securities..................               106,003,992           13.5%
                                                    --------------          ------
Total Materials.........................               184,062,953           23.2%
                                                    --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities..................                 3,965,101            0.5%
                                                    --------------          ------
Utilities -- (4.9%)
#     Algonquin Power & Utilities Corp..  1,037,615      8,454,004            1.1%
      Capital Power Corp................    511,209     10,529,253            1.3%
#     Northland Power, Inc..............    500,596      7,157,299            0.9%
#     Superior Plus Corp................    646,343      7,430,400            0.9%
      Other Securities..................                17,168,333            2.2%
                                                    --------------          ------
Total Utilities.........................                50,739,289            6.4%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................               789,615,711           99.5%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (23.8%)
(S)@  DFA Short Term Investment Fund.... 21,347,533    246,990,957           31.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,242,975,777)...............              $1,036,606,668          130.6%
                                                    ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 80,611,557 $  9,710,499   --    $   90,322,056
  Consumer Staples............   31,280,537           --   --        31,280,537
  Energy......................  204,706,342       31,058   --       204,737,400
  Financials..................   62,140,169           --   --        62,140,169
  Health Care.................   10,123,053        7,507   --        10,130,560
  Industrials.................  104,725,615           --   --       104,725,615
  Information Technology......   47,512,031           --   --        47,512,031
  Materials...................  184,056,930        6,023   --       184,062,953
  Telecommunication Services..    3,965,101           --   --         3,965,101
  Utilities...................   50,739,289           --   --        50,739,289
Securities Lending Collateral.           --  246,990,957   --       246,990,957
                               ------------ ------------   --    --------------
TOTAL......................... $779,860,624 $256,746,044   --    $1,036,606,668
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (92.7%)
BRAZIL -- (5.6%)
    AMBEV SA ADR........................................  4,741,571 $ 30,014,144            0.7%
    Cielo SA............................................  1,033,020   14,379,553            0.3%
    Other Securities....................................             208,131,208            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             252,524,905            5.8%
                                                                    ------------           -----

CANADA -- (0.0%)
    Other Securities....................................                 423,433            0.0%
                                                                    ------------           -----

CHILE -- (1.6%)
    Other Securities....................................              72,741,820            1.7%
                                                                    ------------           -----

CHINA -- (16.3%)
    Bank of China, Ltd. Class H......................... 56,936,100   39,012,786            0.9%
    China Construction Bank Corp. Class H............... 61,526,590   59,725,981            1.4%
    China Life Insurance Co., Ltd. ADR..................    308,012   22,383,232            0.5%
    China Mobile, Ltd...................................    918,661   65,619,955            1.5%
    China Overseas Land & Investment, Ltd...............  3,276,000   13,624,759            0.3%
#   CNOOC, Ltd. ADR.....................................    127,716   21,871,365            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 64,483,185   56,102,613            1.3%
#   PetroChina Co., Ltd. ADR............................    125,562   16,187,453            0.4%
    Ping An Insurance Group Co. of China, Ltd. Class H..  1,337,500   19,196,585            0.4%
    Tencent Holdings, Ltd...............................  3,916,400   80,830,072            1.8%
    Other Securities....................................             347,929,096            7.9%
                                                                    ------------           -----
TOTAL CHINA.............................................             742,483,897           16.9%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              26,230,019            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,815,968            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,532,068            0.1%
                                                                    ------------           -----

GREECE -- (0.4%)
    Other Securities....................................              19,149,070            0.4%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,506,605            0.3%
                                                                    ------------           -----

INDIA -- (8.6%)
    HDFC Bank, Ltd......................................  1,530,953   23,924,123            0.6%
    Infosys, Ltd........................................    440,014   13,439,946            0.3%
    Reliance Industries, Ltd............................  1,163,780   15,832,506            0.4%
    Tata Consultancy Services, Ltd......................    534,716   20,809,187            0.5%
    Other Securities....................................             319,057,572            7.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             393,063,334            9.0%
                                                                    ------------           -----

INDONESIA -- (2.8%)
    Other Securities....................................             129,377,156            3.0%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------

MALAYSIA -- (4.1%)
#   Public Bank Bhd...........................  2,808,914 $ 15,356,169            0.4%
    Other Securities..........................             173,015,140            3.9%
                                                          ------------           -----
TOTAL MALAYSIA................................             188,371,309            4.3%
                                                          ------------           -----

MEXICO -- (4.9%)
    America Movil S.A.B. de C.V. Series L..... 39,883,990   41,802,539            1.0%
*   Cemex S.A.B. de C.V. Sponsored ADR........  1,626,890   15,650,679            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   16,229,770            0.4%
    Grupo Mexico S.A.B. de C.V. Series B......  4,297,411   13,279,902            0.3%
#*  Grupo Televisa S.A.B. Series CPO..........  2,556,698   18,614,468            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  5,695,705   13,402,096            0.3%
    Other Securities..........................             104,209,021            2.3%
                                                          ------------           -----
TOTAL MEXICO..................................             223,188,475            5.1%
                                                          ------------           -----

PERU -- (0.3%)
    Other Securities..........................              13,386,411            0.3%
                                                          ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities..........................              69,001,020            1.6%
                                                          ------------           -----

POLAND -- (1.8%)
    KGHM Polska Miedz SA......................    376,746   13,209,656            0.3%
    Other Securities..........................              70,291,015            1.6%
                                                          ------------           -----
TOTAL POLAND..................................              83,500,671            1.9%
                                                          ------------           -----

RUSSIA -- (2.2%)
    Gazprom OAO Sponsored ADR.................  5,965,736   34,952,937            0.8%
    Lukoil OAO Sponsored ADR..................    266,454   13,630,589            0.3%
    Other Securities..........................              49,127,790            1.1%
                                                          ------------           -----
TOTAL RUSSIA..................................              97,711,316            2.2%
                                                          ------------           -----

SOUTH AFRICA -- (8.4%)
    Bidvest Group, Ltd. (The).................    576,359   15,621,670            0.4%
    FirstRand, Ltd............................  3,475,911   16,604,749            0.4%
    MTN Group, Ltd............................  1,959,760   39,349,851            0.9%
    Naspers, Ltd. Class N.....................    330,032   51,777,327            1.2%
    Sanlam, Ltd...............................  2,058,901   13,316,179            0.3%
    Sasol, Ltd. Sponsored ADR.................    609,116   24,516,919            0.6%
    Standard Bank Group, Ltd..................  1,306,010   19,143,405            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   19,454,345            0.4%
    Other Securities..........................             181,871,563            4.1%
                                                          ------------           -----
TOTAL SOUTH AFRICA............................             381,656,008            8.7%
                                                          ------------           -----

SOUTH KOREA -- (14.5%)
    Hana Financial Group, Inc.................    460,897   13,566,907            0.3%
    Hyundai Motor Co..........................    164,981   25,892,299            0.6%
#   NAVER Corp................................     31,665   19,147,137            0.4%
    Samsung Electronics Co., Ltd..............     82,708  108,500,799            2.5%
    Samsung Electronics Co., Ltd. GDR.........     49,372   32,377,547            0.7%
#   Shinhan Financial Group Co., Ltd..........    344,099   14,241,620            0.3%
    SK Holdings Co., Ltd......................     78,528   13,521,610            0.3%
    SK Hynix, Inc.............................    658,214   28,161,721            0.6%
    Other Securities..........................             404,262,086            9.3%
                                                          ------------           -----
TOTAL SOUTH KOREA.............................             659,671,726           15.0%
                                                          ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------

SPAIN -- (0.0%)
      Other Securities.............................            $    1,780,222            0.0%
                                                               --------------          ------

TAIWAN -- (14.5%)
      Fubon Financial Holding Co., Ltd.............  7,334,233     15,772,672            0.4%
      Hon Hai Precision Industry Co., Ltd.......... 12,085,302     36,212,960            0.8%
#     MediaTek, Inc................................  1,088,995     13,998,148            0.3%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    121,265,763            2.8%
      Other Securities.............................               471,057,849           10.7%
                                                               --------------          ------
TOTAL TAIWAN.......................................               658,307,392           15.0%
                                                               --------------          ------

THAILAND -- (2.5%)
      PTT PCL......................................  1,294,700     13,981,896            0.3%
      Other Securities.............................                97,793,372            2.3%
                                                               --------------          ------
TOTAL THAILAND.....................................               111,775,268            2.6%
                                                               --------------          ------

TURKEY -- (1.5%)
      Other Securities.............................                67,078,294            1.5%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,217,276,387           96.2%
                                                               --------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
      Banco Bradesco SA............................  2,812,914     30,024,831            0.7%
      Itau Unibanco Holding SA.....................  3,144,864     40,216,934            0.9%
*     Petroleo Brasileiro SA Sponsored ADR.........  1,791,306     15,548,536            0.4%
      Other Securities.............................                49,759,590            1.1%
                                                               --------------          ------
TOTAL BRAZIL.......................................               135,549,891            3.1%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   319,799            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,736,975            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               140,606,665            3.2%
                                                               --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.............................                    39,220            0.0%
                                                               --------------          ------

                                                                  Value+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............... 16,320,475    188,827,897            4.3%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,236,138,647)..........................              $4,546,750,169          103.7%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  252,524,905             --   --    $  252,524,905
  Canada......................        423,433             --   --           423,433
  Chile.......................     72,741,820             --   --        72,741,820
  China.......................    158,844,860 $  583,639,037   --       742,483,897
  Colombia....................     26,230,019             --   --        26,230,019
  Czech Republic..............             --      8,815,968   --         8,815,968
  Egypt.......................      1,123,619      4,408,449   --         5,532,068
  Greece......................      1,737,439     17,411,631   --        19,149,070
  Hungary.....................             --     11,506,605   --        11,506,605
  India.......................     39,689,917    353,373,417   --       393,063,334
  Indonesia...................      2,487,008    126,890,148   --       129,377,156
  Malaysia....................             --    188,371,309   --       188,371,309
  Mexico......................    223,188,475             --   --       223,188,475
  Peru........................     13,386,411             --   --        13,386,411
  Philippines.................      2,988,792     66,012,228   --        69,001,020
  Poland......................             --     83,500,671   --        83,500,671
  Russia......................      1,835,385     95,875,931   --        97,711,316
  South Africa................     44,509,358    337,146,650   --       381,656,008
  South Korea.................     19,907,899    639,763,827   --       659,671,726
  Spain.......................      1,780,222             --   --         1,780,222
  Taiwan......................     17,765,252    640,542,140   --       658,307,392
  Thailand....................    111,775,268             --   --       111,775,268
  Turkey......................        816,648     66,261,646   --        67,078,294
Preferred Stocks
  Brazil......................    135,549,891             --   --       135,549,891
  Chile.......................        319,799             --   --           319,799
  Colombia....................      4,736,975             --   --         4,736,975
Bonds
  India.......................             --         39,220   --            39,220
Securities Lending Collateral.             --    188,827,897   --       188,827,897
                               -------------- --------------   --    --------------
TOTAL......................... $1,134,363,395 $3,412,386,774   --    $4,546,750,169
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (88.0%)
ARGENTINA -- (0.0%)
    Other Securities........................................             $          1            0.0%
                                                                         ------------           -----

BRAZIL -- (5.1%)
    Cia Hering..............................................   1,918,199   11,147,767            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.   2,884,798   11,231,079            0.2%
    EDP -- Energias do Brasil SA............................   3,487,995   13,255,296            0.2%
    Equatorial Energia SA...................................   2,072,194   22,022,155            0.4%
    Estacio Participacoes SA................................   2,091,084   12,631,384            0.2%
    MRV Engenharia e Participacoes SA.......................   4,092,858   11,206,983            0.2%
    Odontoprev SA...........................................   3,083,796   10,746,895            0.2%
    Totvs SA................................................   1,381,462   15,960,667            0.3%
    Other Securities........................................              213,916,905            3.7%
                                                                         ------------           -----
TOTAL BRAZIL................................................              322,119,131            5.6%
                                                                         ------------           -----

CHILE -- (1.1%)
    Parque Arauco SA........................................   6,438,922   12,106,205            0.2%
    Vina Concha y Toro SA...................................   5,108,739   10,403,736            0.2%
    Other Securities........................................               50,104,244            0.9%
                                                                         ------------           -----
TOTAL CHILE.................................................               72,614,185            1.3%
                                                                         ------------           -----

CHINA -- (15.1%)
#   AviChina Industry & Technology Co., Ltd. Class H........  11,250,788   12,847,748            0.2%
    China Everbright, Ltd...................................   3,262,000   10,741,781            0.2%
#   China Power International Development, Ltd..............  17,297,000   11,039,494            0.2%
#*  GCL-Poly Energy Holdings, Ltd...........................  36,271,000   10,922,833            0.2%
#   Geely Automobile Holdings, Ltd..........................  28,845,000   16,264,076            0.3%
#   GOME Electrical Appliances Holding, Ltd.................  57,831,000   14,814,624            0.3%
#   Hanergy Thin Film Power Group, Ltd......................  20,252,000   18,821,317            0.3%
    Huabao International Holdings, Ltd......................  10,704,014   12,023,205            0.2%
    KWG Property Holding, Ltd...............................  10,280,950   10,427,425            0.2%
#*  Semiconductor Manufacturing International Corp.......... 123,898,000   13,654,349            0.2%
    Shenzhen International Holdings, Ltd....................   5,663,251   10,644,831            0.2%
    Sunac China Holdings, Ltd...............................  11,569,000   15,272,123            0.3%
    Yuexiu Property Co., Ltd................................  47,444,284   11,601,135            0.2%
    Other Securities........................................              791,869,574           13.8%
                                                                         ------------           -----
TOTAL CHINA.................................................              960,944,515           16.8%
                                                                         ------------           -----

COLOMBIA -- (0.1%)
    Other Securities........................................                3,550,424            0.1%
                                                                         ------------           -----

GREECE -- (0.4%)
    Other Securities........................................               25,310,772            0.4%
                                                                         ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                  284,020            0.0%
                                                                         ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                  557,616            0.0%
                                                                         ------------           -----

INDIA -- (11.9%)
    Aurobindo Pharma, Ltd...................................     564,009   11,403,870            0.2%
    UPL, Ltd................................................   2,016,992   15,608,778            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------

INDIA -- (Continued)
    Other Securities........................................           $733,657,080           12.8%
                                                                       ------------           -----
TOTAL INDIA.................................................            760,669,728           13.3%
                                                                       ------------           -----

INDONESIA -- (2.6%)
    Other Securities........................................            164,093,368            2.9%
                                                                       ------------           -----

ISRAEL -- (0.0%)
    Other Securities........................................                      2            0.0%
                                                                       ------------           -----

MALAYSIA -- (4.2%)
    Other Securities........................................            264,308,633            4.6%
                                                                       ------------           -----

MEXICO -- (3.4%)
#*  Alsea S.A.B. de C.V..................................... 6,827,551   20,515,585            0.4%
#*  Banregio Grupo Financiero S.A.B. de C.V................. 1,872,632   10,741,208            0.2%
    Gruma S.A.B. de C.V. Class B............................ 1,044,764   12,585,926            0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   15,040,973            0.3%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    83,510   12,073,041            0.2%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,105,467   12,681,671            0.2%
    Other Securities........................................            134,043,780            2.3%
                                                                       ------------           -----
TOTAL MEXICO................................................            217,682,184            3.8%
                                                                       ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities........................................             96,518,288            1.7%
                                                                       ------------           -----

POLAND -- (1.8%)
    Asseco Poland SA........................................   656,782   11,064,590            0.2%
    Other Securities........................................            100,664,386            1.8%
                                                                       ------------           -----
TOTAL POLAND................................................            111,728,976            2.0%
                                                                       ------------           -----

SOUTH AFRICA -- (7.8%)
    Aeci, Ltd...............................................   979,021   10,669,446            0.2%
    AVI, Ltd................................................ 3,387,560   23,213,772            0.4%
    Barloworld, Ltd......................................... 1,788,330   14,266,381            0.3%
#   Clicks Group, Ltd....................................... 2,945,417   22,572,685            0.4%
    DataTec, Ltd............................................ 2,032,779   10,557,557            0.2%
    EOH Holdings, Ltd....................................... 1,023,222   13,884,127            0.2%
    Foschini Group, Ltd. (The).............................. 1,310,636   19,405,896            0.3%
    Nampak, Ltd............................................. 3,972,148   14,225,647            0.3%
*   Northam Platinum, Ltd................................... 3,323,252   13,660,213            0.2%
    Pioneer Foods, Ltd......................................   694,897   10,857,399            0.2%
    PSG Group, Ltd..........................................   893,140   14,664,344            0.3%
*   Sappi, Ltd.............................................. 5,674,304   23,312,735            0.4%
    Sibanye Gold, Ltd....................................... 5,551,739   13,175,949            0.2%
    Spar Group, Ltd. (The).................................. 1,684,649   26,983,203            0.5%
    Sun International, Ltd.................................. 1,095,261   12,176,813            0.2%
*   Telkom SA SOC, Ltd...................................... 2,122,029   14,587,340            0.3%
    Other Securities........................................            237,823,780            4.1%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            496,037,287            8.7%
                                                                       ------------           -----

SOUTH KOREA -- (13.9%)
    DGB Financial Group, Inc................................ 1,001,145   11,301,148            0.2%
#*  Hanmi Pharm Co., Ltd....................................    35,574   12,439,158            0.2%
    Other Securities........................................            859,874,371           15.1%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            883,614,677           15.5%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              Percentage
                                                Value++     of Net Assets**
                                         -      -------     ---------------

            TAIWAN -- (13.3%)
                    Other Securities....     $  849,922,462           14.9%
                                             --------------           -----

            THAILAND -- (3.8%)
                    Other Securities....        242,671,910            4.2%
                                             --------------           -----

            TURKEY -- (2.0%)
                    Other Securities....        128,638,540            2.3%
                                             --------------           -----
            TOTAL COMMON STOCKS.........      5,601,266,719           98.1%
                                             --------------           -----

            PREFERRED STOCKS -- (0.9%)
            BRAZIL -- (0.8%)
                    Other Securities....         56,395,954            1.0%
                                             --------------           -----

            CHILE -- (0.0%)
                    Other Securities....             29,425            0.0%
                                             --------------           -----

            COLOMBIA -- (0.1%)
                    Other Securities....          3,718,338            0.1%
                                             --------------           -----
            TOTAL PREFERRED STOCKS......         60,143,717            1.1%
                                             --------------           -----

            RIGHTS/WARRANTS -- (0.0%)
            BRAZIL -- (0.0%)
                    Other Securities....            327,285            0.0%
                                             --------------           -----

            CHINA -- (0.0%)
                    Other Securities....             77,211            0.0%
                                             --------------           -----

            INDONESIA -- (0.0%)
                    Other Securities....              1,864            0.0%
                                             --------------           -----

            MALAYSIA -- (0.0%)
                    Other Securities....            214,045            0.0%
                                             --------------           -----

            POLAND -- (0.0%)
                    Other Securities....                 --            0.0%
                                             --------------           -----

            SOUTH AFRICA -- (0.0%)
                    Other Securities....             16,404            0.0%
                                             --------------           -----

            SOUTH KOREA -- (0.0%)
                    Other Securities....             99,945            0.0%
                                             --------------           -----

            TAIWAN -- (0.0%)
                    Other Securities....             92,328            0.0%
                                             --------------           -----

            THAILAND -- (0.0%)
                    Other Securities....            197,559            0.0%
                                             --------------           -----
            TOTAL RIGHTS/WARRANTS.......          1,026,641            0.0%
                                             --------------           -----


THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          -------       ------     ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@    DFA Short Term Investment Fund.. 60,848,054 $  704,011,988           12.4%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,717,151,356)...............              $6,366,449,065          111.6%
                                                    ==============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................  322,119,131             --   --       322,119,131
  Chile.......................   72,614,185             --   --        72,614,185
  China.......................    2,731,019 $  958,213,496   --       960,944,515
  Colombia....................    3,550,424             --   --         3,550,424
  Greece......................    3,492,669     21,818,103   --        25,310,772
  Hong Kong...................           --        284,020   --           284,020
  Hungary.....................           --        557,616   --           557,616
  India.......................    1,224,511    759,445,217   --       760,669,728
  Indonesia...................    1,620,388    162,472,980   --       164,093,368
  Israel......................           --              2   --                 2
  Malaysia....................           --    264,308,633   --       264,308,633
  Mexico......................  217,628,844         53,340   --       217,682,184
  Philippines.................           --     96,518,288   --        96,518,288
  Poland......................           --    111,728,976   --       111,728,976
  South Africa................   12,583,204    483,454,083   --       496,037,287
  South Korea.................    3,423,242    880,191,435   --       883,614,677
  Taiwan......................        6,471    849,915,991   --       849,922,462
  Thailand....................  242,328,057        343,853   --       242,671,910
  Turkey......................    1,043,585    127,594,955   --       128,638,540
Preferred Stocks
  Brazil......................   56,395,954             --   --        56,395,954
  Chile.......................       29,425             --   --            29,425
  Colombia....................    3,718,338             --   --         3,718,338
Rights/Warrants
  Brazil......................           --        327,285   --           327,285
  China.......................           --         77,211   --            77,211
  Indonesia...................           --          1,864   --             1,864
  Malaysia....................           --        214,045   --           214,045
  Poland......................           --             --   --                --
  South Africa................           --         16,404   --            16,404
  South Korea.................           --         99,945   --            99,945
  Taiwan......................           --         92,328   --            92,328
  Thailand....................           --        197,559   --           197,559
Securities Lending Collateral.           --    704,011,988   --       704,011,988
                               ------------ --------------   --    --------------
TOTAL......................... $944,509,448 $5,421,939,617   --    $6,366,449,065
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*    Series       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,522,511, $1,157,398,
 $256,936 and $318,273 of securities on loan,
 respectively)..............................................  $19,092,468    $ 9,946,140   $2,600,276   $1,404,158
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................    1,241,986      1,137,773      271,135      331,445
Foreign Currencies at Value.................................           --         15,194        2,111        4,354
Cash........................................................           --         12,303        1,794          392
Receivables:
  Investment Securities Sold................................       33,393         14,241        1,201        1,617
  Dividends and Tax Reclaims................................       19,016         38,821       21,740        2,026
  Securities Lending Income.................................          503          1,830          416          337
Unrealized Gain on Foreign Currency Contracts...............           --             --           --            8
Prepaid Expenses and Other Assets...........................           34             19            5            4
                                                              -----------    -----------   ----------   ----------
     Total Assets...........................................   20,387,400     11,166,321    2,898,678    1,744,341
                                                              -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................    1,241,986      1,137,773      271,135      331,445
  Investment Securities Purchased...........................       29,995          7,672          774          933
  Due to Advisor............................................        1,575          1,624          216          112
  Line of Credit............................................        1,888             --           --           --
Unrealized Loss on Foreign Currency Contracts...............           --             67            2           12
Accrued Expenses and Other Liabilities......................          753            558          209          109
                                                              -----------    -----------   ----------   ----------
     Total Liabilities......................................    1,276,197      1,147,694      272,336      332,611
                                                              -----------    -----------   ----------   ----------
NET ASSETS..................................................  $19,111,203    $10,018,627   $2,626,342   $1,411,730
                                                              ===========    ===========   ==========   ==========
Investments at Cost.........................................  $12,431,879    $ 8,613,854   $2,383,863   $1,399,326
                                                              ===========    ===========   ==========   ==========
Foreign Currencies at Cost..................................  $        --    $    14,837   $    2,114   $    4,298
                                                              ===========    ===========   ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $87,976,
 $499,796, $243,646, $282,593 and
 $981,433 of securities on loan,
 respectively)..............................  $2,077,877   $3,455,724   $  789,616    $4,357,922     $5,662,437
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      94,586      532,104      246,991       188,828        704,012
Foreign Currencies at Value.................       3,758        7,637        2,644        14,796         33,241
Cash........................................         785        2,805        1,601        12,047         22,910
Receivables:
  Investment Securities Sold................       2,025        5,284        1,166           664         10,393
  Dividends and Tax Reclaims................      14,399        5,412          792         5,098          8,616
  Securities Lending Income.................         155        1,191          211           531          3,029
Unrealized Gain on Foreign Currency
 Contracts..................................          --            2           --            19              6
Prepaid Expenses and Other Assets...........           4            3            3            10             13
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,193,589    4,010,162    1,043,024     4,579,915      6,444,657
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      94,586      532,104      246,991       188,828        704,012
  Investment Securities Purchased...........       1,541        4,768        2,160         5,035         32,484
  Due to Advisor............................         168          279           62           353            916
Unrealized Loss on Foreign Currency
 Contracts..................................           3           10           --             4             19
Accrued Expenses and Other Liabilities......         102          147           46           315            495
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      96,400      537,308      249,259       194,535        737,926
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,097,189   $3,472,854   $  793,765    $4,385,380     $5,706,731
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,520,938   $2,748,135   $  995,985    $3,047,311     $5,013,139
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    3,747   $    7,502   $    2,650    $   14,615     $   33,152
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                                  The U.S.      The DFA       Small     Pacific Small
                                                                 Large Cap   International   Company       Company
                                                                Value Series Value Series     Series       Series
                                                                ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Taxes Withheld of $3, $12,775, $2,741 and
   $517, respectively).........................................   $208,039     $156,645      $ 24,716     $ 23,251
  Income from Securities Lending...............................      2,096        4,292         2,321        1,937
                                                                  --------     --------      --------     --------
     Total Investment Income...................................    210,135      160,937        27,037       25,188
                                                                  --------     --------      --------     --------
Expenses
  Investment Advisory Services Fees............................      9,339        9,382         1,241          672
  Accounting & Transfer Agent Fees.............................        473          243            65           39
  Custodian Fees...............................................         94          439           257          168
  Shareholders' Reports........................................         17           10             3            1
  Directors'/Trustees' Fees & Expenses.........................         69           35             9            5
  Professional Fees............................................        174           90            23           13
  Other........................................................         67           47            12           11
                                                                  --------     --------      --------     --------
     Total Expenses............................................     10,233       10,246         1,610          909
                                                                  --------     --------      --------     --------
  Fees Paid Indirectly (Note C)................................         --           (9)           (2)          (1)
                                                                  --------     --------      --------     --------
  Net Expenses.................................................     10,233       10,237         1,608          908
                                                                  --------     --------      --------     --------
  Net Investment Income (Loss).................................    199,902      150,700        25,429       24,280
                                                                  --------     --------      --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................    507,551      148,593        42,603      (19,288)
    Futures....................................................        (43)          --            --           --
    Foreign Currency Transactions..............................         --       (4,540)       (1,039)        (650)
    In-Kind Redemptions........................................         --           --        27,130       18,027
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     (5,160)     275,751        91,794         (355)
    Translation of Foreign Currency Denominated Amounts........         --        1,045           403            9
                                                                  --------     --------      --------     --------
  Net Realized and Unrealized Gain (Loss)......................    502,348      420,849       160,891       (2,257)
                                                                  --------     --------      --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $702,250     $571,549      $186,320     $ 22,023
                                                                  ========     ========      ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Taxes Withheld of $119,
   $4,657, $1,638, $4,395 and $3,746,
   respectively)...................................  $ 35,515   $ 31,425     $  9,329     $ 31,791     $ 34,315
  Interest.........................................        --         --           --            6           --
  Income from Securities Lending...................       417      4,586        1,349        2,529       15,318
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    35,932     36,011       10,678       34,326       49,633
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Advisory Services Fees................       996      1,594          386        2,076        5,035
  Accounting & Transfer Agent Fees.................        53         86           20          111          133
  Custodian Fees...................................        51        249           33          893        1,404
  Shareholders' Reports............................         2          4            1            4            5
  Directors'/Trustees' Fees & Expenses.............         7         12            3           15           18
  Professional Fees................................        20         32            8           64           86
  Other............................................        11         20            3           19           22
                                                     --------   --------     --------     --------     --------
     Total Expenses................................     1,140      1,997          454        3,182        6,703
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)....................        (1)        (5)          (1)         (11)         (12)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................     1,139      1,992          453        3,171        6,691
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    34,793     34,019       10,225       31,155       42,942
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................    43,859     99,487       13,617       (7,327)     132,652
    Futures........................................        --     (4,875)          --        2,468           --
    Foreign Currency Transactions..................      (522)      (870)        (151)      (1,048)      (1,041)
    In-Kind Redemptions............................    42,293     58,734        8,042           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................    52,439    185,597      (67,248)      86,790      166,350
    Translation of Foreign Currency Denominated
     Amounts.......................................       314        133           17           30          146
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........   138,383    338,206      (45,723)      80,913      298,107
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.........................  $173,176   $372,225     $(35,498)    $112,068     $341,049
                                                     ========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                  Series                 Value Series           Company Series
                                         ------------------------  -----------------------  ----------------------
                                         Six Months       Year     Six Months      Year     Six Months     Year
                                            Ended        Ended        Ended       Ended        Ended      Ended
                                          April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                            2015          2014        2015         2014        2015        2014
                                         -----------  -----------  -----------  ----------  ----------- ----------
                                         (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   199,902  $   318,905  $   150,700  $  419,781  $   25,429  $   40,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........     507,551      755,725      148,593     173,096      42,603      97,004
    Futures.............................         (43)          --           --          --          --          --
    Foreign Currency
     Transactions.......................          --           --       (4,540)     (1,763)     (1,039)       (567)
    In-Kind Redemptions.................          --           --           --          --      27,130          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................      (5,160)   1,319,300      275,751    (672,491)     91,794     (82,784)
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,045      (1,379)        403        (535)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     702,250    2,393,930      571,549     (82,756)    186,320      53,246
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................     903,568    1,721,914      472,098   1,022,273      81,258     296,221
  Withdrawals...........................    (871,297)    (578,150)    (368,686)   (387,981)   (146,645)   (125,682)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........      32,271    1,143,764      103,412     634,292     (65,387)    170,539
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease)
      in Net Assets.....................     734,521    3,537,694      674,961     551,536     120,933     223,785
Net Assets
  Beginning of Period...................  18,376,682   14,838,988    9,343,666   8,792,130   2,505,409   2,281,624
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Period......................... $19,111,203  $18,376,682  $10,018,627  $9,343,666  $2,626,342  $2,505,409
                                         ===========  ===========  ===========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                              Company Series          Company Series           Company Series
                                          ----------------------  ----------------------   ----------------------
                                          Six Months     Year     Six Months      Year     Six Months     Year
                                             Ended      Ended        Ended       Ended        Ended      Ended
                                           April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2015        2014        2015         2014        2015        2014
                                          ----------- ----------  -----------  ----------  ----------- ----------
                                          (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   24,280  $   55,094  $   34,793   $   62,544  $   34,019  $   81,827
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........    (19,288)        882      43,859      111,297      99,487     116,406
    Futures..............................         --          --          --           --      (4,875)     (1,000)
    Foreign Currency Transactions........       (650)        (18)       (522)        (238)       (870)       (321)
    In-Kind Redemptions..................     18,027          --      42,293           --      58,734          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................       (355)   (101,865)     52,439     (148,584)    185,597    (269,561)
    Translation of Foreign Currency
     Denominated Amounts.................          9         (11)        314          (41)        133        (151)
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     22,023     (45,918)    173,176       24,978     372,225     (72,800)
                                          ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................     74,303     315,024      12,033       17,172     194,991     106,051
  Withdrawals............................   (138,382)    (80,818)    (83,918)     (34,539)   (246,639)    (98,740)
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........    (64,079)    234,206     (71,885)     (17,367)    (51,648)      7,311
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................    (42,056)    188,288     101,291        7,611     320,577     (65,489)
Net Assets
  Beginning of Period....................  1,453,786   1,265,498   1,995,898    1,988,287   3,152,277   3,217,766
                                          ----------  ----------  ----------   ----------  ----------  ----------
  End of Period.......................... $1,411,730  $1,453,786  $2,097,189   $1,995,898  $3,472,854  $3,152,277
                                          ==========  ==========  ==========   ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Canadian Small    The Emerging Markets    The Emerging Markets
                                             Company Series             Series             Small Cap Series
                                          --------------------  ----------------------  ----------------------
                                          Six Months    Year    Six Months     Year     Six Months     Year
                                             Ended     Ended       Ended      Ended        Ended      Ended
                                           April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                             2015       2014       2015        2014        2015        2014
                                          ----------- --------  ----------- ----------  ----------- ----------
                                          (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...........  $ 10,225   $ 20,745  $   31,155  $   99,780  $   42,942  $  110,728
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........    13,617     (2,865)     (7,327)    (24,811)    132,652     101,054
    Futures..............................        --         --       2,468          --          --          --
    Foreign Currency Transactions........      (151)        86      (1,048)       (653)     (1,041)       (980)
    In-Kind Redemptions..................     8,042         --          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   (67,248)   (64,673)     86,790      12,344     166,350      20,955
    Translation of Foreign Currency
     Denominated Amounts.................        17          5          30         (12)        146        (139)
                                           --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   (35,498)   (46,702)    112,068      86,648     341,049     231,618
                                           --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................    15,605    159,436     428,908     527,157     577,542     773,201
  Withdrawals............................   (35,771)    (4,509)   (341,047)   (194,514)   (133,298)   (174,904)
                                           --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........   (20,166)   154,927      87,861     332,643     444,244     598,297
                                           --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   (55,664)   108,225     199,929     419,291     785,293     829,915
Net Assets
  Beginning of Period....................   849,429    741,204   4,185,451   3,766,160   4,921,438   4,091,523
                                           --------   --------  ----------  ----------  ----------  ----------
  End of Period..........................  $793,765   $849,429  $4,385,380  $4,185,451  $5,706,731  $4,921,438
                                           ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                  The U.S. Large Cap Value Series
                                           -----------------------------------------------------------------------------
                                             Six Months        Year         Year         Year        Year        Year
                                               Ended          Ended        Ended        Ended       Ended       Ended
                                             April 30,       Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                2015           2014         2013         2012        2011        2010
                                           ------------------------------------------------------------------------------
                                           (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................        3.83%(D)       15.67%       35.68%       18.31%       5.69%      19.96%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $19,111,203     $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.14%(E)        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate...................           8%(D)          15%          15%          10%         14%         28%
-------------------------------------------------------------------------------------------------------------------------

                                                                The DFA International Value Series
                                           ----------------------------------------------------------------------------
                                             Six Months        Year        Year        Year         Year        Year
                                               Ended          Ended       Ended       Ended        Ended       Ended
                                             April 30,       Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                2015           2014        2013        2012         2011        2010
                                           -----------------------------------------------------------------------------
                                           (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Total Return..............................        5.89%(D)      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets...        0.22%(E)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.22%(E)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.21%(E)       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate...................           9%(D)         17%          15%         14%          9%          20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The Japanese Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012        2011        2010
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       7.52%(D)       2.46%      30.62%       0.54%      10.07%       0.72%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,626,342     $2,505,409  $2,281,624  $1,686,731  $1,502,815  $1,211,600
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.05%(E)       1.71%       1.87%       2.17%       2.07%       1.95%
Portfolio Turnover Rate............................          4%(D)          9%         16%          7%          5%         10%
------------------------------------------------------------------------------------------------------------------------------

                                                                          The Asia Pacific Small Company Series
                                                         -----------------------------------------------------------------------
                                                           Six Months       Year        Year        Year        Year      Year
                                                             Ended         Ended       Ended       Ended       Ended     Ended
                                                           April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                              2015          2014        2013        2012        2011      2010
                                                         ------------------------------------------------------------------------
                                                         (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return............................................       1.83%(D)      (3.46)%      10.97%       7.48%    (5.15)%    28.91%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,411,730     $1,453,786   $1,265,498  $1,003,860  $906,734   $935,138
Ratio of Expenses to Average Net Assets.................       0.14%(E)       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.14%(E)       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Net Investment Income to Average Net Assets....       3.61%(E)       3.96%        4.64%       4.26%     3.78%      3.64%
Portfolio Turnover Rate.................................          4%(D)          7%           9%         18%       17%        18%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The United Kingdom Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012        2011        2010
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       8.73%(D)       1.22%      37.42%      23.41%       0.20%      25.94%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,097,189     $1,995,898  $1,988,287  $1,464,838  $1,133,845  $1,036,694
Ratio of Expenses to Average Net Assets............       0.11%(E)       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.11%(E)       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
 Net Assets........................................       3.49%(E)       2.98%       3.29%       3.37%       3.76%       2.86%
Portfolio Turnover Rate............................          5%(D)          8%         17%          6%          7%         15%
------------------------------------------------------------------------------------------------------------------------------

                                                                        The Continental Small Company Series
                                                    ---------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year         Year        Year
                                                        Ended         Ended       Ended       Ended        Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015          2014        2013        2012         2011        2010
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................      11.90%(D)      (2.25)%      43.67%       2.29%     (10.75)%      15.37%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $3,472,854     $3,152,277   $3,217,766  $2,245,179  $2,001,763   $2,072,484
Ratio of Expenses to Average Net Assets............       0.12%(E)       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.13%(E)       2.40%        2.67%       3.15%       2.72%        2.24%
Portfolio Turnover Rate............................          8%(D)         13%          13%          9%         10%          12%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The Canadian Small Company Series
                                                              ----------------------------------------------------------------
                                                                   Six
                                                                 Months        Year      Year       Year      Year      Year
                                                                  Ended       Ended     Ended      Ended     Ended     Ended
                                                                April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2015         2014      2013       2012      2011      2010
                                                              -----------------------------------------------------------------
                                                              (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................    (3.99)%(D)    (3.83)%     5.71%    (2.51)%     0.27%    43.17%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $793,765      $849,429   $741,204  $689,086   $736,262  $663,722
Ratio of Expenses to Average Net Assets......................     0.12%(E)      0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.12%(E)      0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Net Investment Income to Average Net Assets.........     2.65%(E)      2.42%      2.99%     2.29%      1.72%     1.05%
Portfolio Turnover Rate......................................       14%(D)         5%        14%       22%        24%       10%
-------------------------------------------------------------------------------------------------------------------------------

                                                                            The Emerging Markets Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year         Year        Year
                                                        Ended        Ended       Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012         2011        2010
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       2.51%(D)       1.74%       6.99%       4.55%      (6.44)%      27.04%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,385,380     $4,185,451  $3,766,160  $2,913,307  $2,439,981   $2,529,493
Ratio of Expenses to Average Net Assets............       0.15%(E)       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.15%(E)       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.50%(E)       2.51%       2.38%       2.55%       2.48%        2.18%
Portfolio Turnover Rate............................          5%(D)          5%          4%          5%         16%          12%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Emerging Markets Small Cap Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year         Year        Year
                                                        Ended        Ended       Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012         2011        2010
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       6.34%(D)       5.60%       9.41%       7.19%     (12.94)%      41.96%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $5,706,731     $4,921,438  $4,091,523  $2,953,350  $1,874,926   $1,881,356
Ratio of Expenses to Average Net Assets............       0.27%(E)       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.27%(E)       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.71%(E)       2.48%       2.37%       2.48%       2.32%        2.16%
Portfolio Turnover Rate............................          7%(D)          9%         11%         13%         18%          15%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2015, The Asia Pacific Small Company Series and The Canadian Small Company Series had significant transfers of securities with a total value of $15,202 and $9,741 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $308,851 and $436,039 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2015, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $ 9
              The Japanese Small Company Series.......      2
              The Asia Pacific Small Company Series...      1
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      5
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............     11
              The Emerging Markets Small Cap Series...     12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $433
                 The DFA International Value Series......  301
                 The Japanese Small Company Series.......   69
                 The Asia Pacific Small Company Series...   36
                 The United Kingdom Small Company Series.   47
                 The Continental Small Company Series....   85
                 The Canadian Small Company Series.......   21
                 The Emerging Markets Series.............  112
                 The Emerging Markets Small Cap Series...   86

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,876,981 $1,547,472
         The DFA International Value Series......  1,099,991    865,669
         The Japanese Small Company Series.......    128,743    106,644
         The Asia Pacific Small Company Series...     56,115     61,192
         The United Kingdom Small Company Series.    120,380     90,137
         The Continental Small Company Series....    369,817    266,352
         The Canadian Small Company Series.......    119,860    105,224
         The Emerging Markets Series.............    334,449    221,180
         The Emerging Markets Small Cap Series...    826,271    357,066

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $13,674,059  $6,899,359   $(238,964)    $6,660,395
The DFA International Value Series......   9,766,477   1,937,162    (619,726)     1,317,436
The Japanese Small Company Series.......   2,684,771     443,575    (256,935)       186,640
The Asia Pacific Small Company Series...   1,764,558     325,578    (354,533)       (28,955)
The United Kingdom Small Company Series.   1,635,780     689,235    (152,552)       536,683
The Continental Small Company Series....   3,286,528   1,092,949    (391,649)       701,300
The Canadian Small Company Series.......   1,245,574      96,115    (305,082)      (208,967)
The Emerging Markets Series.............   3,250,119   1,627,866    (331,235)     1,296,631
The Emerging Markets Small Cap Series...   5,761,467   1,384,708    (779,726)       604,982

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                                  Equity
                                                    Total          Contracts
                                                ---------      -------------
         The U.S. Large Cap Value Series*......  $   (43)         $   (43)
         The Continental Small Company Series*.   (4,875)          (4,875)
         The Emerging Markets Series*..........    2,468            2,468

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.90%       $30,227         39        $29       $162,215
The DFA International Value Series....     0.87%         4,061         12          1         18,742
The Japanese Small Company Series.....     0.87%        10,743          5          1         17,597
The Asia Pacific Small Company Series.     0.86%         2,828         24          2         10,948
The United Kingdom Small Company
  Series..............................     0.84%           277          6         --            903
The Continental Small Company Series..     0.86%           247          7         --            630
The Emerging Markets Series...........     0.86%        13,853          9          3         73,594
The Emerging Markets Small Cap Series.     0.85%         6,081         10          1         21,081

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   At April 30, 2015, The U.S. Large Cap Value Series had loans outstanding in the amount of $1,884 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                       Market
                                                       Value
                                                      --------
                  The U.S. Large Cap Value Series.... $311,578
                  The DFA International Value Series.   71,641

                                                        Market
                                                        Value
                                                       --------
                The Asia Pacific Small Company Series. $ 16,071
                The Canadian Small Company Series.....   11,323
                The Emerging Markets Series...........  114,557
                The Emerging Markets Small Cap Series.  353,905

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the six months ended April 30, 2015, the Series realized net gains (losses) of in-kind redemptions as follows:

                The Japanese Small Company Series....... $27,130
                The Asia Pacific Small Company Series...  18,027
                The United Kingdom Small Company Series.  42,293
                The Continental Small Company Series....  58,734
                The Canadian Small Company Series.......   8,042

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return                       $1,000.00 $1,030.70    0.16%    $0.81
Hypothetical 5% Annual Return            $1,000.00 $1,024.00    0.16%    $0.80

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   7.5%
              Consumer Staples.............................   5.0%
              Energy.......................................  11.3%
              Financials...................................  35.2%
              Health Care..................................   0.3%
              Industrials..................................  11.8%
              Information Technology.......................   7.9%
              Materials....................................  17.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    Banco do Brasil SA..................................  10,290,573 $   90,919,216            0.5%
    BM&FBovespa SA......................................  27,909,603    114,956,496            0.6%
    JBS SA..............................................  20,523,530    105,854,945            0.6%
#*  Petroleo Brasileiro SA ADR..........................  18,793,125    178,534,687            0.9%
#   Vale SA Sponsored ADR...............................  21,211,590    162,905,011            0.9%
    Other Securities....................................                452,518,870            2.2%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,105,689,225            5.7%
                                                                     --------------           -----
CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,733,186    101,878,715            0.5%
    Other Securities....................................                210,606,403            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                312,485,118            1.6%
                                                                     --------------           -----
CHINA -- (16.2%)
    Agricultural Bank of China, Ltd. Class H............ 213,701,000    120,584,047            0.6%
    Bank of China, Ltd. Class H......................... 645,684,898    442,425,220            2.3%
    China Construction Bank Corp. Class H............... 542,030,940    526,168,114            2.7%
#   China Petroleum & Chemical Corp. ADR................   1,111,578    105,010,755            0.6%
#   China Unicom Hong Kong, Ltd.........................   7,257,121    136,361,303            0.7%
    Industrial & Commercial Bank of China, Ltd. Class H. 302,174,996    262,902,754            1.4%
    Other Securities....................................              1,774,823,930            9.1%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,368,276,123           17.4%
                                                                     --------------           -----
COLOMBIA -- (0.2%)
    Other Securities....................................                 33,660,713            0.2%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 49,374,494            0.3%
                                                                     --------------           -----
GREECE -- (0.1%)
    Other Securities....................................                 14,646,197            0.1%
                                                                     --------------           -----
HUNGARY -- (0.4%)
    OTP Bank P.L.C......................................   3,610,341     79,832,596            0.4%
    Other Securities....................................                 10,561,825            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 90,394,421            0.5%
                                                                     --------------           -----
INDIA -- (8.1%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    182,778,346            1.0%
    Reliance Industries, Ltd............................  21,052,676    286,408,617            1.5%
    State Bank of India.................................  19,322,648     81,886,575            0.4%
    Other Securities....................................              1,141,919,240            5.8%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,692,992,778            8.7%
                                                                     --------------           -----
INDONESIA -- (2.5%)
    Other Securities....................................                508,991,313            2.6%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                      2,636            0.0%
                                                                     --------------           -----

MALAYSIA -- (3.6%)
    Other Securities....................................                748,363,794            3.9%
                                                                     --------------           -----

MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A.........................  43,462,954     88,246,058            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------

MEXICO -- (Continued)
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  16,004,718 $  153,965,388            0.8%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,578,915    233,366,018            1.2%
    Grupo Financiero Banorte S.A.B. de C.V..............  21,988,996    124,736,170            0.7%
    Other Securities....................................                566,930,266            2.8%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,167,243,900            6.0%
                                                                     --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities....................................                238,593,563            1.2%
                                                                     --------------           -----
POLAND -- (2.0%)
    KGHM Polska Miedz SA................................   2,431,526     85,255,376            0.4%
    PGE Polska Grupa Energetyczna SA....................  14,474,839     83,290,331            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   5,251,604     99,736,203            0.5%
    Other Securities....................................                148,523,633            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                416,805,543            2.1%
                                                                     --------------           -----

RUSSIA -- (2.1%)
    Gazprom OAO Sponsored ADR...........................  67,242,144    393,968,225            2.0%
    Other Securities....................................                 43,876,294            0.3%
                                                                     --------------           -----
TOTAL RUSSIA............................................                437,844,519            2.3%
                                                                     --------------           -----

SOUTH AFRICA -- (7.6%)
    Barclays Africa Group, Ltd..........................   6,116,376     97,972,476            0.5%
    Nedbank Group, Ltd..................................   3,679,693     79,479,057            0.4%
    Sanlam, Ltd.........................................  17,786,335    115,035,169            0.6%
    Standard Bank Group, Ltd............................  17,954,574    263,176,913            1.4%
#   Steinhoff International Holdings, Ltd...............  28,369,200    180,010,416            0.9%
    Other Securities....................................                846,801,265            4.4%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,582,475,296            8.2%
                                                                     --------------           -----

SOUTH KOREA -- (14.2%)
    Hana Financial Group, Inc...........................   3,443,534    101,363,428            0.5%
    Hyundai Motor Co....................................     961,377    150,879,557            0.8%
    Hyundai Steel Co....................................   1,080,925     79,006,693            0.4%
#   KB Financial Group, Inc.............................   1,995,076     76,080,838            0.4%
    KB Financial Group, Inc. ADR........................   3,089,746    117,812,015            0.6%
#   LG Electronics, Inc.................................   1,776,548     99,900,359            0.5%
    POSCO...............................................     644,929    151,921,785            0.8%
#   POSCO ADR...........................................   1,589,142     93,886,509            0.5%
#   Shinhan Financial Group Co., Ltd....................   4,170,227    172,597,964            0.9%
    SK Holdings Co., Ltd................................     494,231     85,100,845            0.5%
    Other Securities....................................              1,822,659,100            9.3%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,951,209,093           15.2%
                                                                     --------------           -----

SPAIN -- (0.0%)
    Other Securities....................................                  7,894,495            0.0%
                                                                     --------------           -----

TAIWAN -- (14.7%)
#   First Financial Holding Co., Ltd.................... 123,940,630     77,919,215            0.4%
    Fubon Financial Holding Co., Ltd....................  90,414,471    194,441,297            1.0%
#   Mega Financial Holding Co., Ltd..................... 126,853,915    112,831,567            0.6%
#   Pegatron Corp.......................................  27,193,998     80,560,869            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------

TAIWAN -- (Continued)
#     United Microelectronics Corp......... 213,043,681 $   102,073,154            0.5%
      Yuanta Financial Holding Co., Ltd.... 137,814,770      80,102,245            0.4%
      Other Securities.....................               2,406,064,857           12.4%
                                                        ---------------          ------
TOTAL TAIWAN...............................               3,053,993,204           15.7%
                                                        ---------------          ------

THAILAND -- (2.8%)
      PTT PCL..............................  17,737,200     191,549,923            1.0%
      Other Securities.....................                 384,439,370            2.0%
                                                        ---------------          ------
TOTAL THAILAND.............................                 575,989,293            3.0%
                                                        ---------------          ------

TURKEY -- (1.7%)
      Other Securities.....................                 354,921,470            1.8%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              18,711,847,188           96.5%
                                                        ---------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
*     Petroleo Brasileiro SA...............  19,497,904      84,451,334            0.4%
*     Petroleo Brasileiro SA Sponsored ADR.  21,247,784     184,430,765            1.0%
      Vale SA..............................  29,350,500     176,807,307            0.9%
#     Vale SA Sponsored ADR................  14,557,802      88,074,702            0.5%
      Other Securities.....................                 102,454,963            0.4%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 636,219,071            3.2%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  13,404,081            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 649,623,152            3.3%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                     397,773            0.0%
                                                        ---------------          ------

CHINA -- (0.0%)
      Other Securities.....................                     129,259            0.0%
                                                        ---------------          ------

INDONESIA -- (0.0%)
      Other Securities.....................                         823            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     391,707            0.0%
                                                        ---------------          ------

SOUTH AFRICA -- (0.0%)
      Other Securities.....................                      13,986            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                      74,142            0.0%
                                                        ---------------          ------

THAILAND -- (0.0%)
      Other Securities.....................                     102,421            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,110,111            0.0%
                                                        ---------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund....... 123,477,584   1,428,635,642            7.4%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,660,936,590).................               $20,791,216,093          107.2%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,105,689,225              --   --    $ 1,105,689,225
  Chile.......................    312,485,118              --   --        312,485,118
  China.......................    268,610,292 $ 3,099,665,831   --      3,368,276,123
  Colombia....................     33,660,713              --   --         33,660,713
  Czech Republic..............             --      49,374,494   --         49,374,494
  Greece......................             --      14,646,197   --         14,646,197
  Hungary.....................             --      90,394,421   --         90,394,421
  India.......................    211,860,211   1,481,132,567   --      1,692,992,778
  Indonesia...................      5,095,600     503,895,713   --        508,991,313
  Israel......................             --           2,636   --              2,636
  Malaysia....................             --     748,363,794   --        748,363,794
  Mexico......................  1,167,059,786         184,114   --      1,167,243,900
  Philippines.................             --     238,593,563   --        238,593,563
  Poland......................             --     416,805,543   --        416,805,543
  Russia......................        598,052     437,246,467   --        437,844,519
  South Africa................    198,279,924   1,384,195,372   --      1,582,475,296
  South Korea.................    333,553,733   2,617,655,360   --      2,951,209,093
  Spain.......................      7,894,495              --   --          7,894,495
  Taiwan......................     46,897,764   3,007,095,440   --      3,053,993,204
  Thailand....................    575,989,293              --   --        575,989,293
  Turkey......................             --     354,921,470   --        354,921,470
Preferred Stocks
  Brazil......................    636,219,071              --   --        636,219,071
  Colombia....................     13,404,081              --   --         13,404,081
Rights/Warrants
  Brazil......................             --         397,773   --            397,773
  China.......................             --         129,259   --            129,259
  Indonesia...................             --             823   --                823
  Malaysia....................             --         391,707   --            391,707
  South Africa................             --          13,986   --             13,986
  South Korea.................             --          74,142   --             74,142
  Thailand....................             --         102,421   --            102,421
Securities Lending Collateral              --   1,428,635,642   --      1,428,635,642
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,917,297,358 $15,873,918,735   --    $20,791,216,093
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,806,702 of securities on loan)*....... $19,362,580
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,428,636
Foreign Currencies at Value..............................................      19,501
Receivables:
  Investment Securities Sold.............................................      12,215
  Dividends and Tax Reclaims.............................................      12,630
  Securities Lending Income..............................................       3,257
Unrealized Gain on Foreign Currency Contracts............................         104
Prepaid Expenses and Other Assets........................................          47
                                                                          -----------
     Total Assets........................................................  20,838,970
                                                                          -----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................       2,878
  Upon Return of Securities Loaned.......................................   1,428,636
  Investment Securities Purchased........................................       4,560
  Due to Advisor.........................................................       1,556
  Line of Credit.........................................................       8,438
Unrealized Loss on Foreign Currency Contracts............................           3
Accrued Expenses and Other Liabilities...................................       1,908
                                                                          -----------
     Total Liabilities...................................................   1,447,979
                                                                          -----------
NET ASSETS............................................................... $19,390,991
                                                                          ===========
Investments at Cost...................................................... $18,232,301
                                                                          ===========
Foreign Currencies at Cost............................................... $    19,613
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Taxes Withheld of $17,478).................. $ 114,510
    Interest......................................................         3
    Income from Securities Lending................................    13,680
                                                                   ---------
       Total Investment Income....................................   128,193
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................     8,927
    Accounting & Transfer Agent Fees..............................       474
    Custodian Fees................................................     4,265
    Shareholders' Reports.........................................        22
    Directors'/Trustees' Fees & Expenses..........................        66
    Professional Fees.............................................       250
    Other.........................................................       122
                                                                   ---------
       Total Expenses.............................................    14,126
                                                                   ---------
    Fees Paid Indirectly (Note C).................................       (33)
                                                                   ---------
    Net Expenses..................................................    14,093
                                                                   ---------
    Net Investment Income (Loss)..................................   114,100
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................  (353,324)
      Foreign Currency Transactions...............................    (2,577)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................   831,490
      Translation of Foreign Currency Denominated Amounts.........        60
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   475,649
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ 589,749
                                                                   =========

----------
* Net of foreign capital gain taxes withheld of $  .

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2015          2014
-                                                                        -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   114,100  $   529,667
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (353,324)    (524,001)
    Futures.............................................................          --          504
    Foreign Currency Transactions.......................................      (2,577)      (4,551)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     831,490     (181,244)
    Translation of Foreign Currency Denominated Amounts.................          60          (31)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     589,749     (179,656)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,084,136    1,596,852
  Withdrawals...........................................................  (1,210,411)  (1,916,965)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (126,275)    (320,113)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     463,474     (499,769)
Net Assets
  Beginning of Period...................................................  18,927,517   19,427,286
                                                                         -----------  -----------
  End of Period......................................................... $19,390,991  $18,927,517
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                              Dimensional Emerging Markets Value Fund
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year         Year         Year          Year
                                             Ended          Ended         Ended        Ended        Ended         Ended
                                           April 30,       Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                              2015           2014          2013         2012         2011          2010
                                         ----------------------------------------------------------------------------------
                                         (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
Total Return............................        3.07%(D)       (1.09)%        8.43%        1.10%      (14.47)%       30.55%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $19,390,991     $18,927,517   $19,427,286  $16,884,322  $14,003,579   $11,917,955
Ratio of Expenses to Average Net Assets.        0.16%(E)        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.16%(E)        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.28%(E)        2.76%         2.32%        2.43%        2.29%         1.81%
Portfolio Turnover Rate.................           7%(D)          12%            6%           8%           5%           15%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2015, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $1,118,549 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At April 30, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $473 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2015, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were $33 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,396,528 $1,318,110

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,834,614  $4,193,084  $(3,236,482)    $956,602

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.87%       $19,936         30        $14        $49,874

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that the Fund's available line of credit was utilized.

   At April 30, 2015, Dimensional Emerging Markets Value Fund had loans outstanding in the amount of $8,438 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

H. Securities Lending:

   As of April 30, 2015, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $533,516 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund (including the non-Feeder Funds, Feeder Funds, and Master Funds) and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory

Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the

Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each non-Feeder Fund is equal to the rate charged under each non-Feeder Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-001S
 [LOGO]                                                              00147356

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)  The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    Aliansce Shopping Centers SA...............................................    186,500 $  1,053,529       0.0%
    Banco Alfa de Investimento SA..............................................     76,600      156,355       0.0%
    Banco do Brasil SA......................................................... 10,290,573   90,919,216       0.5%
    Bematech SA................................................................    885,700    2,866,153       0.0%
*   BHG SA - Brazil Hospitality Group..........................................    231,914    1,462,476       0.0%
    BM&FBovespa SA............................................................. 27,909,603  114,956,496       0.6%
    Brasil Brokers Participacoes SA............................................  1,034,500      944,216       0.0%
*   BrasilAgro - Co. Brasileira de Propriedades Agricolas......................     14,300       44,519       0.0%
#   Braskem SA Sponsored ADR...................................................    611,420    5,074,786       0.0%
    Cia de Locacao das Americas................................................     42,900       52,540       0.0%
*   Cia Providencia Industria e Comercio SA....................................    359,200    1,019,320       0.0%
    Cia Siderurgica Nacional SA................................................  5,153,829   13,804,212       0.1%
    Contax Participacoes SA....................................................     47,200      122,976       0.0%
    Cosan SA Industria e Comercio..............................................  1,694,051   16,586,569       0.1%
    CR2 Empreendimentos Imobiliarios SA........................................     91,200       72,344       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes....................  3,517,767   13,695,351       0.1%
    Direcional Engenharia SA...................................................  1,352,661    2,864,295       0.0%
    Duratex SA.................................................................  2,071,160    5,836,190       0.0%
    Embraer SA.................................................................     89,400      697,290       0.0%
    Eternit SA.................................................................    184,902      196,381       0.0%
    Even Construtora e Incorporadora SA........................................  6,365,639   10,479,288       0.1%
    Ez Tec Empreendimentos e Participacoes SA..................................    696,412    4,426,323       0.0%
*   Fertilizantes Heringer SA..................................................    153,013      182,826       0.0%
*   Fibria Celulose SA.........................................................  2,698,405   37,839,198       0.2%
#*  Fibria Celulose SA Sponsored ADR...........................................  3,998,279   56,015,889       0.3%
*   Forjas Taurus SA...........................................................     26,164       31,305       0.0%
#   Gafisa SA ADR..............................................................  2,278,791    4,010,672       0.0%
*   General Shopping Brasil SA.................................................     27,230       48,351       0.0%
    Gerdau SA..................................................................  2,011,163    5,206,549       0.0%
    Gerdau SA Sponsored ADR.................................................... 13,931,516   46,809,894       0.3%
    Guararapes Confeccoes SA...................................................     37,900    1,025,191       0.0%
    Helbor Empreendimentos SA..................................................  1,106,289    1,167,626       0.0%
*   Hypermarcas SA.............................................................  3,024,666   19,957,304       0.1%
    Industrias Romi SA.........................................................    513,100      408,716       0.0%
    International Meal Co. Alimentacao SA......................................    204,600      509,302       0.0%
    Iochpe-Maxion SA...........................................................    694,758    2,536,497       0.0%
    JBS SA..................................................................... 20,523,530  105,854,945       0.6%
    JHSF Participacoes SA......................................................  1,117,774      697,461       0.0%
    Kepler Weber SA............................................................     10,600      114,727       0.0%
    Klabin SA..................................................................  2,345,749   14,387,707       0.1%
    Kroton Educacional SA......................................................  4,963,220   18,120,254       0.1%
*   Log-in Logistica Intermodal SA.............................................    775,000      763,952       0.0%
    LPS Brasil Consultoria de Imoveis SA.......................................     90,400      169,822       0.0%
    Magnesita Refratarios SA...................................................  3,289,766    3,221,032       0.0%
    Mahle-Metal Leve SA........................................................     48,900      329,468       0.0%
*   Marfrig Global Foods SA....................................................  6,354,144    8,941,924       0.1%
    Mills Estruturas e Servicos de Engenharia SA...............................    264,546      646,230       0.0%
    MRV Engenharia e Participacoes SA..........................................  7,220,624   19,771,370       0.1%
*   Paranapanema SA............................................................  3,970,243    5,073,246       0.0%
*   PDG Realty SA Empreendimentos e Participacoes.............................. 15,506,519    2,676,244       0.0%
*   Petroleo Brasileiro SA.....................................................  5,699,908   26,958,193       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                               PERCENTAGE
                                                                                   SHARES        VALUE++     OF NET ASSETS**
                                                                                ------------- -------------- ---------------
BRAZIL -- (Continued)
#*  Petroleo Brasileiro SA ADR.................................................    18,793,125 $  178,534,687       0.9%
    Porto Seguro SA............................................................       655,804      8,203,672       0.1%
    Profarma Distribuidora de Produtos Farmaceuticos SA........................       109,425        290,183       0.0%
    QGEP Participacoes SA......................................................     1,260,766      3,037,940       0.0%
    Rodobens Negocios Imobiliarios SA..........................................       333,416        829,957       0.0%
*   Rossi Residencial SA.......................................................     1,000,537        763,782       0.0%
*   Rumo Logistica Operadora Multimodal SA.....................................     4,304,691      1,857,348       0.0%
    Santos Brasil Participacoes SA.............................................       107,900        403,602       0.0%
    Sao Carlos Empreendimentos e Participacoes SA..............................        39,000        420,037       0.0%
    Sao Martinho SA............................................................       464,063      5,903,694       0.0%
    SLC Agricola SA............................................................     1,121,491      6,495,301       0.0%
*   Springs Global Participacoes SA............................................       945,200        282,341       0.0%
    Sul America SA.............................................................     1,204,435      5,676,489       0.0%
    Technos SA.................................................................        39,400         75,846       0.0%
    Tecnisa SA.................................................................     2,410,157      3,119,737       0.0%
    Tereos Internacional SA....................................................       595,672        193,750       0.0%
    TPI--Triunfo Participacoes e Investimentos SA..............................       445,500        597,361       0.0%
    Trisul SA..................................................................        89,661         90,466       0.0%
    Usinas Siderurgicas de Minas Gerais SA.....................................       524,300      2,921,720       0.0%
    Vale SA....................................................................     6,794,801     51,080,251       0.3%
#   Vale SA Sponsored ADR......................................................    21,211,590    162,905,011       0.9%
*   Vanguarda Agro SA..........................................................     2,955,979        892,793       0.0%
    Via Varejo SA..............................................................       167,924        306,537       0.0%
                                                                                              --------------       ---
TOTAL BRAZIL...................................................................                1,105,689,225       5.7%
                                                                                              --------------       ---
CHILE -- (1.5%)
    Bupa Chile SA..............................................................       168,414        145,244       0.0%
    CAP SA.....................................................................       360,247      1,281,199       0.0%
    Cementos BIO BIO SA........................................................       665,307        538,424       0.0%
    Cencosud SA................................................................     6,843,514     17,733,949       0.1%
    Cencosud SA ADR............................................................        56,591        434,053       0.0%
*   Cia Sud Americana de Vapores SA............................................    93,640,541      3,559,458       0.0%
    Cintac SA..................................................................       155,202         22,837       0.0%
    Corpbanca SA............................................................... 1,137,122,867     12,881,753       0.1%
    Cristalerias de Chile SA...................................................       264,624      1,925,246       0.0%
    Embotelladora Andina SA Class A ADR........................................        15,478        229,694       0.0%
    Empresas CMPC SA...........................................................    20,430,130     58,048,758       0.3%
    Empresas COPEC SA..........................................................     2,120,394     24,415,818       0.1%
    Empresas Hites SA..........................................................     1,794,180        821,336       0.0%
    Empresas Iansa SA..........................................................    49,008,058      1,262,760       0.0%
    Enersis SA.................................................................    82,558,367     28,749,991       0.2%
    Enersis SA Sponsored ADR...................................................     5,733,186    101,878,715       0.5%
    ENTEL Chile SA.............................................................        15,218        171,549       0.0%
    Gasco SA...................................................................       161,080      1,218,009       0.0%
    Grupo Security SA..........................................................     1,143,589        370,196       0.0%
    Inversiones Aguas Metropolitanas SA........................................     6,124,238      9,982,613       0.1%
*   Latam Airlines Group SA....................................................     1,625,551     15,624,318       0.1%
#*  Latam Airlines Group SA Sponsored ADR......................................     1,089,273     10,424,343       0.1%
    Masisa SA..................................................................    43,593,930      1,532,362       0.0%
    PAZ Corp. SA...............................................................     2,201,345      1,403,621       0.0%
    Ripley Corp. SA............................................................    12,526,065      6,655,720       0.0%
    Salfacorp SA...............................................................     2,599,267      2,124,799       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
CHILE -- (Continued)
    Sigdo Koppers SA...........................................................      76,067 $    113,930       0.0%
*   Sociedad Matriz SAAM SA....................................................  52,439,424    4,629,656       0.0%
    Sociedad Quimica y Minera de Chile SA Class A..............................       4,125      107,224       0.0%
    Socovesa SA................................................................   5,773,726    1,356,469       0.0%
*   Tech Pack SA...............................................................     626,034      267,117       0.0%
    Vina Concha y Toro SA......................................................   1,155,777    2,353,692       0.0%
    Vina San Pedro Tarapaca SA.................................................  28,185,164      220,265       0.0%
                                                                                            ------------       ---
TOTAL CHILE................................................................................  312,485,118       1.6%
                                                                                            ------------       ---
CHINA -- (16.2%)
    361 Degrees International, Ltd.............................................   7,995,000    3,097,920       0.0%
#   Agile Property Holdings, Ltd...............................................  22,418,999   18,751,363       0.1%
    Agricultural Bank of China, Ltd. Class H................................... 213,701,000  120,584,047       0.6%
    Air China, Ltd. Class H....................................................  11,298,000   13,583,041       0.1%
#*  Aluminum Corp. of China, Ltd. ADR..........................................     230,562    3,709,743       0.0%
#*  Aluminum Corp. of China, Ltd. Class H......................................  16,442,000   10,502,368       0.1%
    AMVIG Holdings, Ltd........................................................   5,353,100    2,935,779       0.0%
#   Angang Steel Co., Ltd. Class H.............................................   9,606,640    7,983,281       0.1%
    Anhui Tianda Oil Pipe Co., Ltd.............................................   2,305,412      514,742       0.0%
#   Anxin-China Holdings, Ltd..................................................   6,152,000      305,594       0.0%
#   Asia Cement China Holdings Corp............................................   7,381,000    4,277,947       0.0%
#*  Asian Citrus Holdings, Ltd.................................................   7,229,000      831,493       0.0%
#*  AVIC International Holdings, Ltd...........................................   2,674,000    2,981,094       0.0%
    Bank of China, Ltd. Class H................................................ 645,684,898  442,425,220       2.3%
    Bank of Communications Co., Ltd. Class H...................................  60,023,574   61,604,994       0.3%
#   Baoye Group Co., Ltd. Class H..............................................   2,861,120    2,378,975       0.0%
#   BBMG Corp. Class H.........................................................   7,294,000    9,027,291       0.1%
    Beijing Capital International Airport Co., Ltd. Class H....................  22,279,599   23,651,807       0.1%
    Beijing Capital Land, Ltd. Class H.........................................  16,569,060   13,711,495       0.1%
    Beijing Enterprises Holdings, Ltd..........................................   2,102,000   19,277,207       0.1%
#   Beijing North Star Co., Ltd. Class H.......................................   8,784,000    4,081,771       0.0%
#   BYD Electronic International Co., Ltd......................................   5,098,636    7,640,632       0.1%
    C C Land Holdings, Ltd.....................................................  18,735,286    4,735,698       0.0%
    Carrianna Group Holdings Co., Ltd..........................................   3,880,391      554,999       0.0%
#   Central China Real Estate, Ltd.............................................   8,450,350    2,498,465       0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd....................................  14,331,412    1,072,468       0.0%
*   Chigo Holding, Ltd.........................................................  40,554,000      954,280       0.0%
    China Aerospace International Holdings, Ltd................................  27,534,000    5,520,385       0.0%
#   China Agri-Industries Holdings, Ltd........................................  15,915,500    9,047,531       0.1%
#   China Aoyuan Property Group, Ltd...........................................  15,566,000    3,485,159       0.0%
*   China Automation Group, Ltd................................................   5,551,000      985,381       0.0%
    China BlueChemical, Ltd....................................................   4,940,878    2,206,900       0.0%
    China CITIC Bank Corp., Ltd. Class H.......................................  61,548,716   55,736,357       0.3%
#   China Coal Energy Co., Ltd. Class H........................................  35,376,000   23,117,351       0.1%
    China Communications Construction Co., Ltd. Class H........................  36,447,327   66,292,358       0.4%
    China Communications Services Corp., Ltd. Class H..........................  31,219,071   17,673,703       0.1%
    China Construction Bank Corp. Class H...................................... 542,030,940  526,168,114       2.7%
#*  China COSCO Holdings Co., Ltd. Class H.....................................  18,371,500   16,796,475       0.1%
#*  China Culiangwang Beverages Holdings, Ltd..................................   3,418,200      268,705       0.0%
#*  China Dredging Environment Protection Holdings, Ltd........................     974,000      238,316       0.0%
    China Everbright, Ltd......................................................  11,255,869   37,065,627       0.2%
    China Glass Holdings, Ltd..................................................  10,028,000    1,419,301       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
CHINA -- (Continued)
*   China High Precision Automation Group, Ltd.................................    429,000 $     12,661       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd..................... 14,895,000   13,414,790       0.1%
    China Hongqiao Group, Ltd..................................................  3,551,000    3,301,419       0.0%
#*  China Huarong Energy Co., Ltd..............................................  8,963,500    1,214,323       0.0%
*   China Huiyuan Juice Group, Ltd.............................................    503,983      196,500       0.0%
    China ITS Holdings Co., Ltd................................................  5,486,147      862,548       0.0%
#*  China Lumena New Materials Corp............................................ 52,602,000    1,590,843       0.0%
    China Merchants Bank Co., Ltd. Class H.....................................  9,951,596   30,062,193       0.2%
    China Merchants Holdings International Co., Ltd............................  4,242,049   19,299,358       0.1%
#   China Merchants Land, Ltd..................................................  9,568,000    3,063,033       0.0%
*   China Metal Recycling Holdings, Ltd........................................  3,259,800      743,602       0.0%
    China Minsheng Banking Corp., Ltd. Class H................................. 48,306,500   70,783,303       0.4%
    China National Building Material Co., Ltd. Class H......................... 37,738,000   45,579,945       0.2%
    China National Materials Co., Ltd.......................................... 14,826,000    5,445,651       0.0%
*   China New Town Development Co., Ltd........................................ 11,778,022      660,170       0.0%
*   China Oriental Group Co., Ltd..............................................     26,000          730       0.0%
#   China Overseas Grand Oceans Group, Ltd.....................................    923,000      549,497       0.0%
#   China Petroleum & Chemical Corp. ADR.......................................  1,111,578  105,010,755       0.6%
    China Petroleum & Chemical Corp. Class H................................... 56,635,575   53,745,210       0.3%
#*  China Precious Metal Resources Holdings Co., Ltd........................... 24,410,000    2,081,156       0.0%
*   China Properties Group, Ltd................................................  5,717,000    1,633,448       0.0%
*   China Qinfa Group, Ltd.....................................................    348,000       21,649       0.0%
    China Railway Construction Corp., Ltd. Class H............................. 14,503,514   29,071,552       0.2%
    China Railway Group, Ltd. Class H.......................................... 21,796,000   30,755,573       0.2%
#*  China Rare Earth Holdings, Ltd............................................. 10,359,000    2,346,625       0.0%
    China Resources Enterprise, Ltd............................................    674,000    2,064,704       0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.....................................    377,000      162,857       0.0%
#*  China SCE Property Holdings, Ltd...........................................  6,192,000    1,293,374       0.0%
#   China Shanshui Cement Group, Ltd........................................... 19,122,000   15,518,561       0.1%
    China Shenhua Energy Co., Ltd. Class H.....................................    864,000    2,238,287       0.0%
*   China Shipping Container Lines Co., Ltd. Class H........................... 19,056,700   10,747,022       0.1%
    China Southern Airlines Co., Ltd. Class H..................................  9,876,000    9,794,800       0.1%
    China Starch Holdings, Ltd................................................. 18,995,000      552,044       0.0%
*   China Taifeng Beddings Holdings, Ltd.......................................    640,000       89,181       0.0%
*   China Tianyi Holdings, Ltd.................................................  2,828,000      353,788       0.0%
*   China Tontine Wines Group, Ltd.............................................    236,000       11,111       0.0%
    China Travel International Investment Hong Kong, Ltd....................... 47,061,631   20,904,283       0.1%
    China Unicom Hong Kong, Ltd.(6263830)......................................  1,616,000    3,035,057       0.0%
#   China Unicom Hong Kong, Ltd.(2603496)......................................  7,257,121  136,361,303       0.7%
    China Vanadium Titano--Magnetite Mining Co., Ltd........................... 13,437,000    1,452,062       0.0%
#*  China Yurun Food Group, Ltd................................................  6,972,000    2,404,138       0.0%
    China ZhengTong Auto Services Holdings, Ltd................................  2,001,500    1,365,391       0.0%
#   China Zhongwang Holdings, Ltd.............................................. 21,978,954   13,341,994       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H........................... 14,606,000    3,224,435       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H.......................... 16,384,000   14,720,009       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..................  1,188,000      358,281       0.0%
#*  CITIC Resources Holdings, Ltd.............................................. 25,964,000    4,649,300       0.0%
    CITIC, Ltd.................................................................  6,448,483   12,900,123       0.1%
#   Citychamp Watch & Jewellery Group, Ltd..................................... 22,943,108    2,866,341       0.0%
    Clear Media, Ltd...........................................................    391,000      458,672       0.0%
#*  Comtec Solar Systems Group, Ltd............................................  8,800,000    1,470,422       0.0%
    Cosco International Holdings, Ltd..........................................  7,302,000    4,274,849       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
CHINA -- (Continued)
    COSCO Pacific, Ltd.........................................................  19,102,963 $ 30,104,227       0.2%
*   Coslight Technology International Group Co., Ltd...........................      20,000       11,934       0.0%
    Country Garden Holdings Co., Ltd...........................................   3,984,800    2,146,211       0.0%
*   DaChan Food Asia, Ltd......................................................   3,195,000      366,456       0.0%
#   Dah Chong Hong Holdings, Ltd...............................................   1,051,000      656,008       0.0%
#   Dalian Port PDA Co., Ltd. Class H..........................................   6,098,000    3,320,087       0.0%
    Dongyue Group, Ltd.........................................................   2,297,000      975,836       0.0%
#*  Dynasty Fine Wines Group, Ltd..............................................   9,228,600      321,490       0.0%
    Embry Holdings, Ltd........................................................     544,000      305,920       0.0%
#   Evergrande Real Estate Group, Ltd..........................................  78,124,000   74,074,248       0.4%
    Evergreen International Holdings, Ltd......................................   1,628,000      247,383       0.0%
    Fantasia Holdings Group Co., Ltd...........................................  22,225,015    3,602,993       0.0%
#   Fosun International, Ltd...................................................   9,294,244   23,165,626       0.1%
#   Franshion Properties China, Ltd............................................  48,888,580   19,689,081       0.1%
#   Fufeng Group, Ltd..........................................................   2,670,000    2,089,753       0.0%
*   Global Bio-Chem Technology Group Co., Ltd..................................  16,488,360    1,027,594       0.0%
*   Global Sweeteners Holdings, Ltd............................................   2,710,350      173,305       0.0%
#*  Glorious Property Holdings, Ltd............................................  34,684,000    5,325,191       0.0%
    Golden Meditech Holdings, Ltd..............................................   9,303,112    2,038,344       0.0%
    Goldlion Holdings, Ltd.....................................................   1,572,000      735,373       0.0%
#   GOME Electrical Appliances Holding, Ltd....................................  77,549,000   19,865,803       0.1%
#   Greenland Hong Kong Holdings, Ltd..........................................   2,784,575    2,850,734       0.0%
#   Greentown China Holdings, Ltd..............................................   9,566,591   11,856,070       0.1%
#   Guangshen Railway Co., Ltd. Sponsored ADR..................................     412,125   13,604,246       0.1%
    Guangzhou Automobile Group Co., Ltd. Class H...............................   5,351,572    5,768,592       0.0%
#   Guangzhou R&F Properties Co., Ltd..........................................  13,975,514   17,825,068       0.1%
#   Guodian Technology & Environment Group Corp., Ltd. Class H.................   4,021,000      691,506       0.0%
#   Hanergy Thin Film Power Group, Ltd.........................................  17,364,000   16,137,337       0.1%
    Harbin Electric Co., Ltd. Class H..........................................  10,245,474    8,403,858       0.1%
*   Heng Tai Consumables Group, Ltd............................................  12,672,581      231,735       0.0%
    Hengdeli Holdings, Ltd.....................................................   2,048,000      459,401       0.0%
#*  Hidili Industry International Development, Ltd.............................  10,208,000    1,063,389       0.0%
*   HKC Holdings, Ltd..........................................................  19,260,878      767,016       0.0%
    HNA Infrastructure Co., Ltd. Class H.......................................   1,912,000    2,000,678       0.0%
#   Honghua Group, Ltd.........................................................   1,636,000      225,152       0.0%
    Hopefluent Group Holdings, Ltd.............................................     796,000      289,526       0.0%
#*  Hopson Development Holdings, Ltd...........................................  10,764,000   12,618,654       0.1%
    Industrial & Commercial Bank of China, Ltd. Class H........................ 302,174,996  262,902,754       1.4%
    Inspur International, Ltd..................................................     345,343       97,439       0.0%
    Jiangxi Copper Co., Ltd. Class H...........................................   9,933,000   20,498,626       0.1%
    Jingwei Textile Machinery Class H..........................................      50,000       76,750       0.0%
#   Ju Teng International Holdings, Ltd........................................  11,786,249    7,361,491       0.1%
*   Kai Yuan Holdings, Ltd.....................................................  46,420,000      924,866       0.0%
#   Kaisa Group Holdings, Ltd..................................................  22,755,632    4,580,163       0.0%
    Kasen International Holdings, Ltd..........................................   1,885,000      241,784       0.0%
#   Kingboard Chemical Holdings, Ltd...........................................   9,345,345   17,008,570       0.1%
    Kingboard Laminates Holdings, Ltd..........................................   9,655,000    4,950,269       0.0%
    KWG Property Holding, Ltd..................................................  16,659,000   16,896,345       0.1%
#*  Labixiaoxin Snacks Group, Ltd..............................................   2,491,000      288,167       0.0%
    Lai Fung Holdings, Ltd.....................................................  51,485,839    1,266,727       0.0%
#   Lee & Man Paper Manufacturing, Ltd.........................................   4,045,000    2,296,844       0.0%
*   Leoch International Technology, Ltd........................................     190,000       28,378       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
CHINA -- (Continued)
*   Lingbao Gold Co., Ltd. Class H.............................................   1,372,000 $   317,411       0.0%
    Longfor Properties Co., Ltd................................................     200,000     344,044       0.0%
    Lonking Holdings, Ltd......................................................  24,606,000   6,102,744       0.0%
*   Loudong General Nice Resources China Holdings, Ltd.........................  19,159,800   3,217,916       0.0%
#   Maoye International Holdings, Ltd..........................................  11,540,000   2,556,804       0.0%
    Metallurgical Corp. of China, Ltd. Class H.................................  23,466,659  13,908,725       0.1%
    MIE Holdings Corp..........................................................   4,808,000     588,071       0.0%
    MIN XIN Holdings, Ltd......................................................     906,418     858,635       0.0%
*   Mingfa Group International Co., Ltd........................................     552,000     196,089       0.0%
#   Minmetals Land, Ltd........................................................  16,575,205   2,558,339       0.0%
    Minth Group, Ltd...........................................................     682,000   1,703,907       0.0%
    MMG, Ltd...................................................................  12,452,000   5,347,085       0.0%
    Nature Home Holding Co., Ltd...............................................     154,000      23,297       0.0%
    New World China Land, Ltd..................................................  23,584,600  15,904,408       0.1%
    New World Department Store China, Ltd......................................   1,026,000     294,841       0.0%
    Nine Dragons Paper Holdings, Ltd...........................................  21,314,000  17,401,107       0.1%
*   O-Net Communications Group, Ltd............................................   2,746,000     753,822       0.0%
    Overseas Chinese Town Asia Holdings, Ltd...................................     332,000     216,648       0.0%
#   Parkson Retail Group, Ltd..................................................   7,457,000   1,898,915       0.0%
    Peak Sport Products Co., Ltd...............................................   9,136,000   3,109,215       0.0%
#   Poly Property Group Co., Ltd...............................................  28,173,488  18,050,956       0.1%
#*  Pou Sheng International Holdings, Ltd......................................  11,183,529     910,816       0.0%
*   Powerlong Real Estate Holdings, Ltd........................................  12,936,000   2,800,088       0.0%
*   Prosperity International Holdings HK, Ltd..................................  17,540,000     667,604       0.0%
    Qingling Motors Co., Ltd. Class H..........................................  11,844,000   4,777,176       0.0%
*   Qunxing Paper Holdings Co., Ltd............................................   5,020,071     244,833       0.0%
*   Real Gold Mining, Ltd......................................................   3,137,500     106,465       0.0%
    Real Nutriceutical Group, Ltd..............................................  11,046,000   3,482,756       0.0%
#*  Renhe Commercial Holdings Co., Ltd.........................................  44,367,000   2,496,569       0.0%
    REXLot Holdings, Ltd.......................................................  37,241,621   2,773,646       0.0%
    Samson Holding, Ltd........................................................   7,661,452   1,114,546       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.......................   5,202,000   1,465,093       0.0%
    Scud Group, Ltd............................................................   3,368,000     451,932       0.0%
#*  Semiconductor Manufacturing International Corp............................. 128,002,000  14,106,636       0.1%
#*  Semiconductor Manufacturing International Corp. ADR........................   1,305,426   7,140,680       0.0%
#   Shandong Chenming Paper Holdings, Ltd. Class H.............................   4,297,818   3,253,003       0.0%
    Shanghai Industrial Holdings, Ltd..........................................   7,770,918  30,982,503       0.2%
*   Shanghai Industrial Urban Development Group, Ltd...........................   5,086,000   1,458,828       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H............   4,844,000   2,463,545       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H.................................   7,036,000   1,958,785       0.0%
    Shenzhen International Holdings, Ltd.......................................   6,958,117  13,078,703       0.1%
    Shenzhen Investment, Ltd...................................................  34,572,440  19,030,439       0.1%
    Shimao Property Holdings, Ltd..............................................  20,486,035  48,125,299       0.3%
*   Shougang Concord International Enterprises Co., Ltd........................  58,414,208   4,124,421       0.0%
#   Shougang Fushan Resources Group, Ltd.......................................  39,398,594  10,113,130       0.1%
#   Shui On Land, Ltd..........................................................  50,737,803  16,463,059       0.1%
*   Sijia Group Co.............................................................   1,152,649      38,221       0.0%
    Silver Grant International Industries, Ltd.................................  16,146,804   3,469,731       0.0%
*   SIM Technology Group, Ltd..................................................   8,253,000     509,011       0.0%
    Sino-Ocean Land Holdings, Ltd..............................................  38,310,602  31,968,804       0.2%
*   Sinofert Holdings, Ltd.....................................................   1,990,000     544,496       0.0%
*   Sinolink Worldwide Holdings, Ltd...........................................  11,170,508   1,537,139       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
CHINA -- (Continued)
#*  Sinotrans Shipping, Ltd....................................................  9,619,416 $    2,684,195       0.0%
    Sinotrans, Ltd. Class H....................................................    120,000         91,838       0.0%
    Sinotruk Hong Kong, Ltd....................................................  9,252,835      6,611,408       0.0%
    Skyworth Digital Holdings, Ltd............................................. 26,279,176     23,342,970       0.1%
    SMI Holdings Group, Ltd.................................................... 18,960,000      2,101,492       0.0%
    SOHO China, Ltd............................................................ 25,337,388     19,254,061       0.1%
    SRE Group, Ltd............................................................. 22,884,285      1,136,752       0.0%
    Sunac China Holdings, Ltd..................................................    383,000        505,595       0.0%
    TCC International Holdings, Ltd............................................ 14,035,056      5,885,961       0.0%
#   Tian An China Investment Co., Ltd..........................................  6,692,000      4,406,120       0.0%
#   Tiangong International Co., Ltd............................................ 16,005,944      3,165,522       0.0%
    Tianjin Port Development Holdings, Ltd..................................... 20,369,657      6,551,644       0.0%
#   Tianneng Power International, Ltd..........................................  8,152,280      3,984,400       0.0%
    Tomson Group, Ltd..........................................................  1,424,772        419,335       0.0%
    Tonly Electronics Holdings, Ltd............................................    204,330        176,377       0.0%
    Top Spring International Holdings, Ltd.....................................     11,500          4,925       0.0%
    TPV Technology, Ltd........................................................  7,700,496      1,877,656       0.0%
    Travelsky Technology, Ltd. Class H.........................................  8,144,500     15,855,214       0.1%
*   Trony Solar Holdings Co., Ltd..............................................  8,775,000        133,597       0.0%
    Wasion Group Holdings, Ltd.................................................    331,291        521,558       0.0%
    Weiqiao Textile Co. Class H................................................  7,099,500      5,289,306       0.0%
    West China Cement, Ltd..................................................... 31,342,000      5,315,537       0.0%
#   Xiamen International Port Co., Ltd. Class H................................ 14,676,000      8,094,323       0.1%
    Xingda International Holdings, Ltd......................................... 11,322,000      3,677,415       0.0%
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H.....................  4,837,000      6,034,415       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..........................  2,500,000        560,780       0.0%
    Xiwang Special Steel Co., Ltd..............................................  5,905,000        987,508       0.0%
    XTEP International Holdings, Ltd...........................................    697,500        252,826       0.0%
#*  Yanchang Petroleum International, Ltd...................................... 20,420,000        931,571       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H...................................... 13,168,000     13,184,266       0.1%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR................................     49,927        496,774       0.0%
    Yip's Chemical Holdings, Ltd...............................................    752,000        456,927       0.0%
    Youyuan International Holdings, Ltd........................................    630,229        150,527       0.0%
    Yuanda China Holdings, Ltd.................................................    292,000         25,193       0.0%
    Yuexiu Property Co., Ltd................................................... 95,784,786     23,421,413       0.1%
#   Yuzhou Properties Co., Ltd.................................................  9,816,960      2,849,096       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H....................    424,600        333,194       0.0%
    Zhong An Real Estate, Ltd..................................................  7,219,800      1,025,128       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.................... 10,478,800      7,259,070       0.1%
                                                                                           --------------      ----
TOTAL CHINA....................................................................             3,368,276,123      17.4%
                                                                                           --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA.........................................................     11,156        119,709       0.0%
    Cementos Argos SA..........................................................    526,344      2,236,189       0.0%
    Constructora Conconcreto SA................................................     86,988         42,818       0.0%
    Ecopetrol SA...............................................................  1,316,157      1,121,662       0.0%
#   Ecopetrol SA Sponsored ADR.................................................    343,881      5,887,243       0.1%
*   Fabricato SA...............................................................  2,440,238         16,186       0.0%
    Grupo Argos SA.............................................................    437,833      3,437,228       0.0%
    Grupo de Inversiones Suramericana SA.......................................    969,427     15,929,208       0.1%
    Grupo Nutresa SA...........................................................    463,927      4,822,348       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
COLOMBIA -- (Continued)
    Mineros SA.................................................................     65,037 $    48,122       0.0%
                                                                                           -----------       ---
TOTAL COLOMBIA.................................................................             33,660,713       0.2%
                                                                                           -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S....................................................................  1,272,500  33,059,773       0.2%
#   O2 Czech Republic A.S......................................................    416,822   3,421,836       0.0%
    Pegas Nonwovens SA.........................................................    134,543   4,009,223       0.0%
*   Unipetrol A.S..............................................................  1,413,020   8,883,662       0.1%
                                                                                           -----------       ---
TOTAL CZECH REPUBLIC                                                                        49,374,494       0.3%
                                                                                           -----------       ---
GREECE -- (0.1%)
*   Alpha Bank AE..............................................................  6,054,491   2,121,527       0.0%
    Bank of Greece.............................................................     26,513     283,215       0.0%
*   Ellaktor SA................................................................  1,053,403   2,364,808       0.0%
    Elval - Hellenic Aluminium Industry SA.....................................      8,595      12,308       0.0%
*   GEK Terna Holding Real Estate Construction SA..............................    826,303   1,642,940       0.0%
    Hellenic Petroleum SA......................................................    426,008   2,124,404       0.0%
*   Intracom Holdings SA.......................................................  1,511,057     775,920       0.0%
*   Intralot SA-Integrated Lottery Systems & Services..........................     76,173     139,409       0.0%
*   Marfin Investment Group Holdings SA........................................     74,389      12,747       0.0%
*   Mytilineos Holdings SA.....................................................    523,731   3,612,020       0.1%
*   Piraeus Bank SA............................................................  3,363,961   1,501,329       0.0%
    Terna Energy SA............................................................     18,509      55,570       0.0%
                                                                                           -----------       ---
TOTAL GREECE...................................................................             14,646,197       0.1%
                                                                                           -----------       ---
HUNGARY -- (0.4%)
*   Danubius Hotel and Spa P.L.C...............................................     92,164   1,913,595       0.0%
*   FHB Mortgage Bank P.L.C....................................................      3,954      11,396       0.0%
    MOL Hungarian Oil & Gas P.L.C..............................................    155,263   8,636,834       0.1%
    OTP Bank P.L.C.............................................................  3,610,341  79,832,596       0.4%
                                                                                           -----------       ---
TOTAL HUNGARY..................................................................             90,394,421       0.5%
                                                                                           -----------       ---
INDIA -- (8.1%)
    Aarti Industries...........................................................     54,210     268,212       0.0%
    Aban Offshore, Ltd.........................................................    387,730   2,388,652       0.0%
*   ABG Shipyard, Ltd..........................................................     91,428     290,067       0.0%
    ACC, Ltd...................................................................     96,614   2,186,654       0.0%
    Adani Enterprises, Ltd.....................................................  3,476,678  36,960,878       0.2%
*   Adani Power, Ltd...........................................................  4,425,445   2,999,908       0.0%
    Aditya Birla Nuvo, Ltd.....................................................    822,177  20,401,983       0.1%
    Aegis Logistics, Ltd.......................................................      2,377      25,793       0.0%
    Ahmednagar Forgings, Ltd...................................................    193,498     694,038       0.0%
    Alembic, Ltd...............................................................    184,399     105,475       0.0%
*   Allahabad Bank.............................................................  2,114,906   3,417,590       0.0%
    Allcargo Logistics, Ltd....................................................     41,156     212,979       0.0%
*   Alok Industries, Ltd....................................................... 12,334,560   1,318,246       0.0%
    Ambuja Cements, Ltd........................................................     77,816     284,698       0.0%
    Amtek Auto, Ltd............................................................  1,580,229   3,964,653       0.0%
    Amtek India, Ltd...........................................................  1,123,675   1,861,071       0.0%
    Anant Raj, Ltd.............................................................    657,518     403,104       0.0%
*   Andhra Bank................................................................  2,676,709   3,221,490       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    Apar Industries, Ltd.......................................................    116,469 $   659,666       0.0%
    Apollo Tyres, Ltd..........................................................  5,231,494  14,280,640       0.1%
    Arvind, Ltd................................................................  3,748,555  15,026,299       0.1%
    Atul, Ltd..................................................................     15,776     287,313       0.0%
    Axis Bank, Ltd.............................................................  1,222,500  10,955,265       0.1%
    Bajaj Finance, Ltd.........................................................     60,850   3,840,751       0.0%
    Bajaj Finserv, Ltd.........................................................    166,827   3,729,588       0.0%
    Bajaj Holdings & Investment, Ltd...........................................    395,402   8,047,597       0.1%
    Balkrishna Industries, Ltd.................................................     37,930     460,035       0.0%
    Ballarpur Industries, Ltd..................................................  4,422,774     960,628       0.0%
    Balmer Lawrie & Co., Ltd...................................................    195,774   1,762,099       0.0%
*   Balrampur Chini Mills, Ltd.................................................  2,698,189   1,938,592       0.0%
    Bank of Baroda.............................................................  6,161,280  16,330,596       0.1%
*   Bank of India..............................................................  1,708,464   5,840,067       0.1%
*   Bank Of Maharashtra........................................................  1,447,428     846,826       0.0%
    BGR Energy Systems, Ltd....................................................    169,812     321,891       0.0%
    Bharat Electronics, Ltd....................................................     10,591     516,232       0.0%
    Bharat Heavy Electricals, Ltd.............................................. 10,947,650  41,416,576       0.2%
    Bharti Airtel, Ltd.........................................................  4,511,256  27,076,848       0.2%
    Bhushan Steel, Ltd.........................................................    876,363     846,817       0.0%
    Biocon, Ltd................................................................    425,811   3,048,393       0.0%
    Birla Corp., Ltd...........................................................    158,469   1,074,682       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.....................................  1,567,477   1,587,034       0.0%
    Brigade Enterprises, Ltd...................................................    118,286     285,109       0.0%
    Cairn India, Ltd...........................................................  8,707,814  29,354,941       0.2%
    Canara Bank................................................................  1,234,090   7,342,626       0.1%
    Ceat, Ltd..................................................................    292,764   3,519,481       0.0%
*   Central Bank Of India......................................................  1,393,413   2,280,377       0.0%
    Century Textiles & Industries, Ltd.........................................    706,453   8,203,919       0.1%
    Chambal Fertilizers & Chemicals, Ltd.......................................  2,759,047   2,862,891       0.0%
    City Union Bank, Ltd.......................................................  1,450,289   2,140,260       0.0%
*   Claris Lifesciences, Ltd...................................................     74,868     288,504       0.0%
    Coromandel International, Ltd..............................................     59,763     216,978       0.0%
    Corp. Bank.................................................................  1,894,271   1,692,632       0.0%
    Cox & Kings, Ltd...........................................................    888,241   4,292,443       0.0%
*   Cranes Software International, Ltd.........................................    114,443       5,097       0.0%
    Crompton Greaves, Ltd......................................................    265,376     701,324       0.0%
    Cyient, Ltd................................................................     33,551     256,769       0.0%
    Dalmia Bharat, Ltd.........................................................    167,168   1,151,065       0.0%
*.. DB Realty, Ltd.............................................................  1,101,045   1,112,753       0.0%
*   DCB Bank, Ltd..............................................................  2,874,325   5,504,845       0.0%
    DCM Shriram, Ltd...........................................................    357,564     668,587       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.............................    598,326   1,248,797       0.0%
*   DEN Networks, Ltd..........................................................    332,727     679,504       0.0%
    Dena Bank..................................................................  1,201,043     924,965       0.0%
    Dewan Housing Finance Corp., Ltd...........................................    115,020     807,015       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd...................................    796,742   1,973,775       0.0%
    DLF, Ltd...................................................................  7,092,382  15,272,378       0.1%
    Dredging Corp. Of India, Ltd...............................................     11,794      66,576       0.0%
    Edelweiss Financial Services, Ltd..........................................  2,087,595   2,037,254       0.0%
    Eicher Motors, Ltd.........................................................      3,085     742,939       0.0%
    EID Parry India, Ltd.......................................................  1,052,022   2,700,462       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    EIH, Ltd...................................................................    955,122 $ 1,589,163       0.0%
    Electrosteel Castings, Ltd.................................................    894,946     252,131       0.0%
    Engineers India, Ltd.......................................................     37,572     107,927       0.0%
*   Eros International Media, Ltd..............................................    505,740   3,280,803       0.0%
    Escorts, Ltd...............................................................    900,499   1,764,898       0.0%
*   Ess Dee Aluminium, Ltd.....................................................     25,260      92,702       0.0%
*   Essar Oil, Ltd.............................................................    963,947   1,650,414       0.0%
    Essar Ports, Ltd...........................................................    721,223   1,332,438       0.0%
    Essel Propack, Ltd.........................................................    822,581   1,636,658       0.0%
    Eveready Industries India, Ltd.............................................    120,051     521,821       0.0%
    FDC, Ltd...................................................................     19,655      47,417       0.0%
    Federal Bank, Ltd..........................................................  8,414,667  17,359,499       0.1%
    Financial Technologies India, Ltd..........................................    252,944     687,766       0.0%
    Finolex Cables, Ltd........................................................    688,924   2,918,024       0.0%
    Finolex Industries, Ltd....................................................    482,398   2,076,939       0.0%
*   Firstsource Solutions, Ltd.................................................  4,632,859   2,158,199       0.0%
*   Fortis Healthcare, Ltd.....................................................    832,604   2,046,723       0.0%
    Future Retail, Ltd.........................................................  1,019,218   1,843,238       0.0%
    Gabriel India, Ltd.........................................................     60,232      76,783       0.0%
    GAIL India, Ltd............................................................  4,425,599  25,138,092       0.1%
    Gateway Distriparks, Ltd...................................................    113,322     628,988       0.0%
    Gati, Ltd..................................................................    322,735   1,019,375       0.0%
    Geometric, Ltd.............................................................    125,451     265,153       0.0%
    Global Offshore Services, Ltd..............................................     16,148     133,543       0.0%
    Godrej Properties, Ltd.....................................................     89,893     346,194       0.0%
    Graphite India, Ltd........................................................    725,730     968,286       0.0%
    Grasim Industries, Ltd.....................................................     15,142     854,305       0.0%
    Great Eastern Shipping Co., Ltd. (The).....................................  1,033,168   5,471,314       0.0%
    Greaves Cotton, Ltd........................................................      9,635      20,787       0.0%
*   GTL Infrastructure, Ltd....................................................    338,316      11,932       0.0%
    Gujarat Alkalies & Chemicals, Ltd..........................................    467,952   1,244,822       0.0%
    Gujarat Fluorochemicals, Ltd...............................................    341,769   3,333,965       0.0%
    Gujarat Mineral Development Corp., Ltd.....................................  1,310,807   2,078,852       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd........................    729,530     803,234       0.0%
*   Gujarat NRE Coke, Ltd......................................................    412,745      30,404       0.0%
    Gujarat State Fertilisers & Chemicals, Ltd.................................  2,186,080   2,615,057       0.0%
    Gujarat State Petronet, Ltd................................................  2,784,319   5,267,249       0.0%
    Gulf Oil Corp., Ltd........................................................     76,678     195,072       0.0%
    Gulf Oil Lubricants India, Ltd.............................................    113,892     803,615       0.0%
    HBL Power Systems, Ltd.....................................................     74,867      59,304       0.0%
*   HCL Infosystems, Ltd.......................................................    462,162     315,819       0.0%
    HEG, Ltd...................................................................    176,205     590,730       0.0%
*   HeidelbergCement India, Ltd................................................    203,465     224,688       0.0%
*   Hexa Tradex, Ltd...........................................................     97,410      34,169       0.0%
    Hikal, Ltd.................................................................     11,455      25,015       0.0%
*   Himachal Futuristic Communications, Ltd....................................  1,652,688     349,716       0.0%
    Hindalco Industries, Ltd................................................... 20,390,690  41,160,396       0.2%
    Hinduja Global Solutions, Ltd..............................................     60,085     513,977       0.0%
*   Hindustan Construction Co., Ltd............................................  5,073,959   2,507,723       0.0%
*   Hotel Leela Venture, Ltd...................................................    466,035     132,169       0.0%
    HSIL, Ltd..................................................................    277,269   1,675,588       0.0%
    HT Media, Ltd..............................................................    378,534     648,921       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDIA -- (Continued)
    Huhtamaki PPL, Ltd.........................................................      3,997 $     14,075       0.0%
    ICICI Bank, Ltd............................................................  3,153,270   16,545,901       0.1%
    ICICI Bank, Ltd. Sponsored ADR............................................. 16,722,630  182,778,346       1.0%
    IDBI Bank, Ltd.............................................................  4,225,680    4,978,936       0.0%
    Idea Cellular, Ltd.........................................................  3,481,659    9,599,447       0.1%
    IDFC, Ltd..................................................................  6,072,777   16,043,862       0.1%
    IFCI, Ltd..................................................................  6,602,323    3,515,313       0.0%
    IIFL Holdings, Ltd.........................................................  2,873,541    7,912,468       0.1%
    IL&FS Transportation Networks, Ltd.........................................    228,248      606,174       0.0%
*   India Cements, Ltd. (The)..................................................  4,831,660    6,974,976       0.1%
    Indiabulls Housing Finance, Ltd............................................  1,795,884   16,667,350       0.1%
    Indian Bank................................................................  1,326,290    2,937,488       0.0%
*   Indian Hotels Co., Ltd.....................................................  4,834,889    8,325,674       0.1%
    Indian Overseas Bank.......................................................  1,328,115      924,178       0.0%
*   Intellect Design Arena, Ltd................................................    969,923    1,751,365       0.0%
    J Kumar Infraprojects, Ltd.................................................     12,695      122,748       0.0%
    Jain Irrigation Systems, Ltd...............................................  6,349,703    5,724,856       0.0%
*   Jaiprakash Associates, Ltd................................................. 17,658,065    5,796,090       0.1%
    Jammu & Kashmir Bank, Ltd. (The)...........................................  3,271,950    4,975,743       0.0%
*   Jaypee Infratech, Ltd......................................................  7,061,764    1,852,286       0.0%
    JB Chemicals & Pharmaceuticals, Ltd........................................    403,426    1,373,803       0.0%
    JBF Industries, Ltd........................................................    216,190      788,086       0.0%
    Jindal Poly Films, Ltd.....................................................    219,686      764,729       0.0%
    Jindal Saw, Ltd............................................................  2,724,705    2,940,586       0.0%
    Jindal Steel & Power, Ltd..................................................  5,396,598   11,778,940       0.1%
    JK Cement, Ltd.............................................................    239,439    2,378,432       0.0%
    JK Lakshmi Cement, Ltd.....................................................    457,907    2,577,749       0.0%
    JK Tyre & Industries, Ltd..................................................  1,468,135    2,751,612       0.0%
    JM Financial, Ltd..........................................................  4,580,382    3,380,401       0.0%
    JSW Energy, Ltd............................................................  8,016,110   14,359,614       0.1%
    JSW Steel, Ltd.............................................................  1,942,271   28,421,585       0.2%
    Jubilant Life Sciences, Ltd................................................    976,309    2,337,594       0.0%
*   Kakinada Fertilizers, Ltd..................................................  2,082,494       68,919       0.0%
    Kalpataru Power Transmission, Ltd..........................................    687,809    2,476,347       0.0%
    Karnataka Bank, Ltd. (The).................................................  2,195,065    4,350,938       0.0%
    Karur Vysya Bank, Ltd. (The)...............................................    387,245    2,928,678       0.0%
    KEC International, Ltd.....................................................  1,261,720    1,951,994       0.0%
*   Kesoram Industries, Ltd....................................................    873,786    1,716,221       0.0%
    Kirloskar Brothers, Ltd....................................................      2,141        6,750       0.0%
    Kirloskar Oil Engines, Ltd.................................................    293,581    1,253,972       0.0%
    Kolte-Patil Developers, Ltd................................................    244,584      823,818       0.0%
    Kotak Mahindra Bank, Ltd...................................................    192,559    4,033,393       0.0%
    KPIT Technologies, Ltd.....................................................    639,564    1,060,029       0.0%
    KRBL, Ltd..................................................................    498,103    1,232,437       0.0%
    Lakshmi Vilas Bank, Ltd. (The).............................................     95,255      153,830       0.0%
    Maharashtra Seamless, Ltd..................................................     95,955      318,157       0.0%
    Mahindra & Mahindra, Ltd...................................................    298,361    5,394,711       0.0%
    Mahindra Holidays & Resorts India, Ltd.....................................      9,675       39,267       0.0%
    Mahindra Lifespace Developers, Ltd.........................................    171,385    1,248,087       0.0%
*   Manaksia Aluminum Co., Ltd.................................................      1,986          278       0.0%
*   Manaksia Coated Metals & Industries, Ltd...................................      1,986          214       0.0%
*   Manaksia Industries, Ltd...................................................      1,986          295       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDIA -- (Continued)
*   Manaksia Steels, Ltd.......................................................      1,986 $        371       0.0%
    MAX India, Ltd.............................................................     30,211      202,599       0.0%
    McLeod Russel India, Ltd...................................................    764,461    2,901,566       0.0%
    Mercator, Ltd..............................................................  1,722,789      453,545       0.0%
    Merck, Ltd.................................................................     46,901      616,853       0.0%
    MOIL, Ltd..................................................................      4,675       18,607       0.0%
    Motilal Oswal Financial Services, Ltd......................................      4,955       23,248       0.0%
    Mphasis, Ltd...............................................................    190,837    1,176,558       0.0%
    MRF, Ltd...................................................................     10,202    5,913,126       0.1%
    National Aluminium Co., Ltd................................................  3,839,430    2,863,735       0.0%
    Nava Bharat Ventures, Ltd..................................................     68,819      177,295       0.0%
    NCC, Ltd...................................................................  5,680,101    8,123,805       0.1%
    NIIT Technologies, Ltd.....................................................    560,222    3,089,710       0.0%
    NIIT, Ltd..................................................................    195,137      110,821       0.0%
*   Nirvikara Paper Mills, Ltd.................................................      3,846        2,888       0.0%
    Noida Toll Bridge Co., Ltd.................................................    155,450       82,421       0.0%
    Oberoi Realty, Ltd.........................................................    352,333    1,483,766       0.0%
    OCL India, Ltd.............................................................     96,127      606,099       0.0%
    OMAXE, Ltd.................................................................    684,458    1,429,133       0.0%
    Orient Cement, Ltd.........................................................    567,622    1,516,395       0.0%
    Oriental Bank of Commerce..................................................  1,205,589    3,868,201       0.0%
*   Oswal Chemicals & Fertilizers, Ltd.........................................     91,231       28,852       0.0%
*   Parsvnath Developers, Ltd..................................................  1,080,235      360,545       0.0%
    PC Jeweller, Ltd...........................................................    492,576    2,674,675       0.0%
    Peninsula Land, Ltd........................................................     31,142       13,682       0.0%
    Petronet LNG, Ltd..........................................................  1,379,034    3,770,454       0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd............................     22,287       20,096       0.0%
    Piramal Enterprises, Ltd...................................................    729,407   10,929,904       0.1%
*   Plethico Pharmaceuticals, Ltd..............................................    106,535       49,037       0.0%
    Polaris Consulting & Services, Ltd.........................................  1,116,280    2,731,302       0.0%
    Power Finance Corp., Ltd...................................................     16,793       70,455       0.0%
    Praj Industries, Ltd.......................................................  1,042,540      991,734       0.0%
    Prakash Industries, Ltd....................................................    165,631      104,096       0.0%
*   Prism Cement, Ltd..........................................................    252,722      416,876       0.0%
    PTC India Financial Services, Ltd..........................................  3,529,487    2,954,112       0.0%
    PTC India, Ltd.............................................................  4,429,663    4,956,285       0.0%
*   Punj Lloyd, Ltd............................................................  1,476,964      667,880       0.0%
    Puravankara Projects, Ltd..................................................    447,783      465,852       0.0%
    Radico Khaitan, Ltd........................................................    661,819      942,596       0.0%
    Rain Industries, Ltd.......................................................  1,842,652    1,280,616       0.0%
    Rajesh Exports, Ltd........................................................    287,502    1,047,946       0.0%
    Ramco Cements, Ltd. (The)..................................................    399,005    1,936,752       0.0%
    Ratnamani Metals & Tubes, Ltd..............................................      1,406       14,994       0.0%
*   RattanIndia Infrastructure, Ltd............................................  6,821,915      225,177       0.0%
    Raymond, Ltd...............................................................    653,848    4,581,798       0.0%
    Redington India, Ltd.......................................................  1,205,129    2,258,466       0.0%
*   REI Agro, Ltd..............................................................  4,019,258       47,462       0.0%
    Reliance Capital, Ltd......................................................  1,319,922    8,377,773       0.1%
*   Reliance Communications, Ltd............................................... 10,875,991   10,380,275       0.1%
    Reliance Industries, Ltd................................................... 21,052,676  286,408,617       1.5%
    Reliance Industries, Ltd. GDR..............................................     96,093    2,574,363       0.0%
*   Reliance Power, Ltd........................................................  8,995,421    8,006,401       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    Rolta India, Ltd...........................................................  1,722,163 $ 3,133,722       0.0%
    Ruchi Soya Industries, Ltd.................................................  2,042,966   1,309,697       0.0%
    Rural Electrification Corp., Ltd...........................................  2,768,400  13,546,068       0.1%
    Sesa Sterlite, Ltd......................................................... 17,206,632  56,458,908       0.3%
    Sesa Sterlite, Ltd. ADR....................................................  1,671,290  21,960,756       0.1%
*   Shipping Corp. of India, Ltd...............................................  2,574,028   1,900,401       0.0%
*   Shree Renuka Sugars, Ltd...................................................  4,436,177     868,828       0.0%
    Simplex Infrastructures, Ltd...............................................     43,941     293,890       0.0%
    Sintex Industries, Ltd.....................................................  5,212,867   9,109,941       0.1%
    Sobha, Ltd.................................................................    785,634   4,842,242       0.0%
    South Indian Bank, Ltd. (The)..............................................  9,724,062   3,715,402       0.0%
    SREI Infrastructure Finance, Ltd...........................................  1,470,670     916,365       0.0%
    SRF, Ltd...................................................................    361,208   5,626,563       0.0%
    State Bank of Bikaner & Jaipur.............................................     50,954     444,627       0.0%
    State Bank of India........................................................ 19,322,648  81,886,575       0.4%
    State Bank of Travancore...................................................      1,903      13,146       0.0%
    Sterlite Technologies, Ltd.................................................  2,179,770   2,063,758       0.0%
    Styrolution ABS India, Ltd.................................................     28,114     282,698       0.0%
    Sundram Fasteners, Ltd.....................................................     37,667     105,590       0.0%
    Syndicate Bank.............................................................  2,880,564   4,505,965       0.0%
    TAKE Solutions, Ltd........................................................    142,490     232,668       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.........................................     77,579     163,128       0.0%
    Tata Chemicals, Ltd........................................................  1,201,925   8,064,266       0.1%
    Tata Global Beverages, Ltd.................................................  6,044,315  13,574,534       0.1%
    Tata Motors, Ltd.(B611LV1).................................................  5,632,436  45,264,412       0.3%
*   Tata Motors, Ltd.()........................................................    288,893   2,311,735       0.0%
#   Tata Motors, Ltd. Sponsored ADR............................................    172,249   7,094,936       0.1%
    Tata Steel, Ltd............................................................  7,493,237  42,651,956       0.2%
    Techno Electric & Engineering Co., Ltd.....................................     25,024     153,957       0.0%
*   Teledata Marine Solutions, Ltd.............................................    267,258          --       0.0%
    Time Technoplast, Ltd......................................................  1,003,390     727,453       0.0%
    Transport Corp. of India, Ltd..............................................     10,982      43,672       0.0%
    Tube Investments of India, Ltd.............................................    540,432   3,102,280       0.0%
*   TV18 Broadcast, Ltd........................................................  6,105,867   3,331,838       0.0%
    UCO Bank...................................................................  4,999,693   4,968,970       0.0%
    Uflex, Ltd.................................................................    391,028     734,542       0.0%
    Unichem Laboratories, Ltd..................................................    275,214     881,252       0.0%
    Union Bank of India........................................................  1,648,312   3,741,792       0.0%
*   Unitech, Ltd............................................................... 32,654,501   7,910,040       0.1%
    UPL, Ltd...................................................................  4,646,896  35,960,662       0.2%
*   Usha Martin, Ltd...........................................................  1,811,897     596,123       0.0%
*   Uttam Galva Steels, Ltd....................................................    112,549      85,333       0.0%
    VA Tech Wabag, Ltd.........................................................      2,562      28,252       0.0%
    Vardhman Textiles, Ltd.....................................................    233,016   2,383,025       0.0%
*   Videocon Industries, Ltd...................................................    769,833   1,800,320       0.0%
    Vijaya Bank................................................................  2,884,524   2,064,274       0.0%
    Welspun Corp., Ltd.........................................................  1,885,967   2,512,264       0.0%
*   Welspun Enterprises, Ltd...................................................     81,588     557,173       0.0%
    Welspun India, Ltd.........................................................    127,227     959,011       0.0%
    Wipro, Ltd.................................................................     39,025     329,959       0.0%
    Wockhardt, Ltd.............................................................    509,935  10,337,506       0.1%
    Zensar Technologies, Ltd...................................................    104,765   1,151,393       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                               PERCENTAGE
                                                                                   SHARES        VALUE++     OF NET ASSETS**
                                                                                ------------- -------------- ---------------
INDIA -- (Continued)
    Zuari Agro Chemicals, Ltd..................................................        85,795 $      274,164       0.0%
                                                                                              --------------       ---
TOTAL INDIA....................................................................                1,692,992,778       8.7%
                                                                                              --------------       ---
INDONESIA -- (2.5%)
    Adaro Energy Tbk PT........................................................   305,013,500     20,536,562       0.1%
    Agung Podomoro Land Tbk PT.................................................   134,253,600      4,314,287       0.0%
    Alam Sutera Realty Tbk PT..................................................   248,306,800     11,706,114       0.1%
    Aneka Tambang Persero Tbk PT...............................................    83,551,300      5,107,575       0.0%
    Asahimas Flat Glass Tbk PT.................................................     5,270,200      2,795,918       0.0%
    Astra Graphia Tbk PT.......................................................       436,900         74,804       0.0%
*   Bakrie and Brothers Tbk PT................................................. 1,020,225,850        708,354       0.0%
*   Bakrie Sumatera Plantations Tbk PT.........................................   111,992,900        432,042       0.0%
*   Bakrie Telecom Tbk PT......................................................   260,426,500      1,004,538       0.0%
*   Bakrieland Development Tbk PT..............................................   532,272,646      2,053,125       0.0%
    Bank Bukopin Tbk PT........................................................    63,324,333      3,389,031       0.0%
    Bank Danamon Indonesia Tbk PT..............................................    36,234,654     11,083,435       0.1%
    Bank Mandiri Persero Tbk PT................................................    75,216,231     61,868,408       0.3%
    Bank Negara Indonesia Persero Tbk PT.......................................   106,889,241     52,751,639       0.3%
*   Bank Pan Indonesia Tbk PT..................................................   143,785,801     14,383,636       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.......................    34,447,300      2,319,477       0.0%
    Bank Permata Tbk PT........................................................       220,272         27,345       0.0%
    Bank Tabungan Negara Persero Tbk PT........................................    73,017,727      6,256,146       0.0%
*   Barito Pacific Tbk PT......................................................    15,599,000        321,509       0.0%
    Benakat Integra Tbk PT.....................................................   142,047,100        994,391       0.0%
*   Berlian Laju Tanker Tbk PT.................................................   128,161,466             --       0.0%
    BISI International Tbk PT..................................................    15,161,500      1,633,457       0.0%
*   Budi Starch & Sweetener Tbk PT.............................................     9,238,200         62,976       0.0%
*   Bumi Resources Tbk PT......................................................    86,715,500        479,656       0.0%
    Bumi Serpong Damai Tbk PT..................................................    73,687,600     10,558,430       0.1%
*   Central Proteinaprima Tbk PT...............................................    42,539,300        179,849       0.0%
    Charoen Pokphand Indonesia Tbk PT..........................................    28,580,830      6,232,161       0.0%
    Ciputra Development Tbk PT.................................................   138,401,100     14,591,769       0.1%
    Ciputra Property Tbk PT....................................................    44,581,000      2,329,211       0.0%
    Ciputra Surya Tbk PT.......................................................    17,290,100      3,921,444       0.0%
*   Clipan Finance Indonesia Tbk PT............................................     2,995,500         92,377       0.0%
*   Darma Henwa Tbk PT.........................................................   246,575,442        951,111       0.0%
*   Davomas Abadi Tbk PT.......................................................    54,906,800          4,236       0.0%
*   Delta Dunia Makmur Tbk PT..................................................    59,445,700        386,306       0.0%
    Eagle High Plantations Tbk PT..............................................     8,183,700        159,195       0.0%
    Elnusa Tbk PT..............................................................    87,344,800      3,987,182       0.0%
*   Energi Mega Persada Tbk PT.................................................   573,813,078      3,531,758       0.0%
*   Erajaya Swasembada Tbk PT..................................................    31,012,300      1,966,824       0.0%
*   Ever Shine Textile Tbk PT..................................................    19,342,215        295,449       0.0%
*   Exploitasi Energi Indonesia Tbk PT.........................................       744,100          4,111       0.0%
    Express Transindo Utama Tbk PT.............................................     8,132,300        688,426       0.0%
    Gajah Tunggal Tbk PT.......................................................    37,543,200      3,177,668       0.0%
*   Garuda Indonesia Persero Tbk PT............................................    34,591,781      1,584,121       0.0%
    Global Mediacom Tbk PT.....................................................    97,069,800     11,587,329       0.1%
*   Great River International Tbk PT...........................................     1,788,000             --       0.0%
    Gudang Garam Tbk PT........................................................     1,543,600      5,932,640       0.0%
    Harum Energy Tbk PT........................................................    17,327,300      1,590,717       0.0%
    Hexindo Adiperkasa Tbk PT..................................................     1,364,644        308,575       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
INDONESIA -- (Continued)
    Holcim Indonesia Tbk PT....................................................  25,281,300 $ 3,018,316       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT.......................................  39,421,700   3,391,834       0.0%
*   Indika Energy Tbk PT.......................................................  28,170,800     629,733       0.0%
    Indo Tambangraya Megah Tbk PT..............................................   2,164,600   2,101,775       0.0%
*   Indo-Rama Synthetics Tbk PT................................................      41,500       2,641       0.0%
    Indofood Sukses Makmur Tbk PT..............................................  75,153,700  39,006,953       0.2%
    Intiland Development Tbk PT................................................ 120,666,700   6,027,427       0.0%
    Japfa Comfeed Indonesia Tbk PT.............................................  30,371,750   1,282,305       0.0%
    Jaya Real Property Tbk PT.................................................. 121,526,000  10,256,204       0.1%
    Kawasan Industri Jababeka Tbk PT........................................... 337,026,120   7,360,218       0.1%
*   Lippo Cikarang Tbk PT......................................................     679,700     625,958       0.0%
    Lippo Karawaci Tbk PT...................................................... 319,975,249  29,193,231       0.2%
    Malindo Feedmill Tbk PT....................................................     226,700      25,196       0.0%
    Matahari Putra Prima Tbk PT................................................  15,892,400   4,846,097       0.0%
    Mayora Indah Tbk PT........................................................   3,381,300   6,647,326       0.1%
    Medco Energi Internasional Tbk PT..........................................  27,980,500   6,894,164       0.1%
    Metrodata Electronics Tbk PT...............................................   1,455,100      80,712       0.0%
*   Mitra Pinasthika Mustika Tbk PT............................................   1,984,700     103,501       0.0%
    MNC Investama Tbk PT....................................................... 319,030,200   6,614,710       0.1%
    Modernland Realty Tbk PT...................................................  82,207,600   3,289,678       0.0%
    Multipolar Tbk PT..........................................................  63,216,500   3,914,241       0.0%
*   Nusantara Infrastructure Tbk PT............................................ 163,217,600   2,211,924       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT...........................................     929,000      57,612       0.0%
    Pan Brothers Tbk PT........................................................  34,153,450   1,216,642       0.0%
*   Panin Financial Tbk PT..................................................... 172,344,300   4,337,503       0.0%
*   Paninvest Tbk PT...........................................................  30,871,000   1,854,864       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT......................  68,949,184   7,538,530       0.1%
    Petrosea Tbk PT............................................................   2,720,400     144,761       0.0%
    Ramayana Lestari Sentosa Tbk PT............................................  53,760,900   3,207,213       0.0%
    Salim Ivomas Pratama Tbk PT................................................  40,864,300   2,010,223       0.0%
    Sampoerna Agro PT..........................................................  11,712,641   1,634,554       0.0%
    Samudera Indonesia Tbk PT..................................................       6,100       4,923       0.0%
    Selamat Sempurna Tbk PT....................................................  11,436,500   4,149,198       0.0%
    Semen Baturaja Persero Tbk PT..............................................  18,499,500     455,626       0.0%
*   Sentul City Tbk PT.........................................................  80,474,100     598,273       0.0%
*   Sigmagold Inti Perkasa Tbk PT..............................................  30,290,700   1,055,862       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT...............................   7,806,900   3,317,967       0.0%
    Sinar Mas Multiartha Tbk PT................................................       2,000         617       0.0%
    Sri Rejeki Isman Tbk PT.................................................... 138,088,400   2,885,750       0.0%
*   Surya Dumai Industri Tbk...................................................   5,145,000          --       0.0%
    Surya Semesta Internusa Tbk PT.............................................  61,003,700   5,532,381       0.0%
    Surya Toto Indonesia Tbk PT................................................     592,000     171,919       0.0%
*   Suryainti Permata Tbk PT...................................................  17,378,000          --       0.0%
    Tiga Pilar Sejahtera Food Tbk..............................................  27,944,322   3,782,509       0.0%
    Timah Persero Tbk PT.......................................................  67,654,660   4,228,609       0.0%
    Trias Sentosa Tbk PT.......................................................     336,500       8,083       0.0%
*   Trimegah Securities Tbk PT.................................................   7,903,000      37,282       0.0%
*   Truba Alam Manunggal Engineering PT........................................ 129,244,500      79,765       0.0%
    Tunas Baru Lampung Tbk PT..................................................  20,427,800     865,597       0.0%
    Tunas Ridean Tbk PT........................................................  42,848,500   2,360,269       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT...............................   8,688,600   2,644,681       0.0%
    Unggul Indah Cahaya Tbk PT.................................................     319,635      39,561       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDONESIA -- (Continued)
    United Tractors Tbk PT..................................................... 17,177,700 $ 28,244,967       0.2%
    Vale Indonesia Tbk PT...................................................... 45,987,600    9,880,121       0.1%
*   Visi Media Asia Tbk PT..................................................... 15,238,600      544,815       0.0%
    Wintermar Offshore Marine Tbk PT...........................................  4,975,398      153,203       0.0%
    XL Axiata Tbk PT...........................................................    186,800       57,975       0.0%
                                                                                           ------------       ---
TOTAL INDONESIA................................................................             508,991,313       2.6%
                                                                                           ------------       ---
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd......................................................          1            1       0.0%
*   Liberty Properties, Ltd....................................................      2,467        2,635       0.0%
                                                                                           ------------       ---
TOTAL ISRAEL...................................................................                   2,636       0.0%
                                                                                           ------------       ---
MALAYSIA -- (3.6%)
*   Adventa Bhd................................................................     62,000       15,767       0.0%
#   Affin Holdings Bhd......................................................... 12,197,150    9,961,895       0.1%
*   Ahmad Zaki Resources Bhd...................................................    164,200       32,361       0.0%
#   AirAsia Bhd................................................................ 28,498,900   18,142,417       0.1%
#*  Alam Maritim Resources Bhd.................................................  9,910,300    1,869,467       0.0%
    Alliance Financial Group Bhd............................................... 15,907,300   21,114,429       0.1%
    Allianz Malaysia Bhd.......................................................     28,800      103,488       0.0%
    AMMB Holdings Bhd.......................................................... 23,966,062   43,526,756       0.2%
    Ann Joo Resources Bhd......................................................  2,973,600      861,593       0.0%
    APM Automotive Holdings Bhd................................................    745,300    1,076,635       0.0%
    Batu Kawan Bhd.............................................................  2,084,450   10,628,038       0.1%
    Benalec Holdings Bhd....................................................... 10,115,100    2,190,283       0.0%
    Berjaya Assets Bhd.........................................................    355,600       85,755       0.0%
#   Berjaya Corp. Bhd.......................................................... 49,746,980    6,057,063       0.1%
    Berjaya Land Bhd........................................................... 13,220,000    2,736,958       0.0%
#   BIMB Holdings Bhd..........................................................  3,660,207    4,109,072       0.0%
    BLD Plantation Bhd.........................................................      6,600       14,725       0.0%
#   Boustead Holdings Bhd......................................................  7,060,098    9,147,147       0.1%
    Boustead Plantations Bhd...................................................  1,491,900      577,492       0.0%
#*  Bumi Armada Bhd............................................................  9,352,000    3,116,431       0.0%
    Cahya Mata Sarawak Bhd.....................................................  6,216,100    8,843,666       0.1%
    Can-One Bhd................................................................    401,400      305,409       0.0%
    CB Industrial Product Holding Bhd..........................................  1,722,100      979,934       0.0%
    Chin Teck Plantations Bhd..................................................    309,100      803,975       0.0%
#   Coastal Contracts Bhd......................................................  3,151,100    2,662,921       0.0%
    Crescendo Corp. Bhd........................................................    259,800      173,725       0.0%
    CSC Steel Holdings Bhd.....................................................  1,921,456      545,679       0.0%
*   Datuk Keramik Holdings Bhd.................................................    127,000           --       0.0%
*   Daya Materials Bhd......................................................... 14,638,800      532,653       0.0%
    DRB-Hicom Bhd.............................................................. 19,764,500   10,415,672       0.1%
#   Eastern & Oriental Bhd..................................................... 14,923,716    8,159,638       0.1%
*   ECM Libra Financial Group Bhd..............................................  2,242,050      635,076       0.0%
*   Evergreen Fibreboard Bhd...................................................  1,695,226      517,156       0.0%
    FAR East Holdings Bhd......................................................    403,800      929,982       0.0%
*   Fountain View Development Bhd..............................................  2,573,200           --       0.0%
#   Genting Bhd................................................................ 11,032,200   27,081,389       0.2%
#   Genting Malaysia Bhd....................................................... 35,897,900   43,269,090       0.2%
*   Global Oriental Bhd........................................................  1,283,100      191,997       0.0%
    Glomac Bhd.................................................................  7,416,300    1,998,382       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MALAYSIA -- (Continued)
*   Goldis Bhd.................................................................  3,227,495 $ 2,085,138       0.0%
    GuocoLand Malaysia Bhd.....................................................  2,804,100     949,290       0.0%
#   HAP Seng Consolidated Bhd.................................................. 13,941,700  18,068,983       0.1%
    Hap Seng Plantations Holdings Bhd..........................................  3,806,300   2,774,882       0.0%
    Hiap Teck Venture Bhd......................................................  1,476,900     212,668       0.0%
#   Hong Leong Financial Group Bhd.............................................  2,590,151  11,746,615       0.1%
    Hong Leong Industries Bhd..................................................  1,257,300   1,755,981       0.0%
    Hua Yang Bhd...............................................................  1,663,233     978,093       0.0%
*   Hume Industries Bhd........................................................  1,070,484   1,089,322       0.0%
    Hwang Capital Malaysia Bhd.................................................    330,400     179,778       0.0%
    IJM Corp. Bhd.............................................................. 30,631,509  63,076,018       0.3%
    IJM Plantations Bhd........................................................    201,100     196,168       0.0%
#   Insas Bhd..................................................................  5,061,000   1,309,380       0.0%
#*  Iris Corp. Bhd............................................................. 23,048,600   1,898,288       0.0%
*   Iskandar Waterfront City Bhd...............................................  1,432,000     524,682       0.0%
*   JAKS Resources Bhd.........................................................  9,634,600   1,833,006       0.0%
#   Jaya Tiasa Holdings Bhd....................................................  6,023,133   2,734,690       0.0%
#   JCY International Bhd...................................................... 11,630,100   2,491,437       0.0%
*   K&N Kenanga Holdings Bhd...................................................  2,020,487     396,340       0.0%
*   Karambunai Corp. Bhd....................................................... 12,486,600     243,351       0.0%
    Keck Seng Malaysia Bhd.....................................................  2,515,500   3,894,908       0.0%
    Kian JOO CAN Factory Bhd...................................................  4,777,380   4,102,732       0.0%
*   KIG Glass Industrial Bhd...................................................    260,000          --       0.0%
    Kim Loong Resources Bhd....................................................    522,800     411,219       0.0%
    Kimlun Corp. Bhd...........................................................    815,300     289,599       0.0%
    KLCCP Stapled Group........................................................  3,635,100   7,199,621       0.1%
#*  KNM Group Bhd.............................................................. 36,272,790   6,488,710       0.1%
*   Kretam Holdings Bhd........................................................  4,212,000     532,113       0.0%
#   KSL Holdings Bhd...........................................................  8,085,451   4,341,010       0.0%
*   KUB Malaysia Bhd...........................................................  5,684,400     650,748       0.0%
#   Kulim Malaysia Bhd.........................................................  8,730,200   6,374,730       0.1%
    Kumpulan Fima Bhd..........................................................  2,385,600   1,356,918       0.0%
    Kumpulan Perangsang Selangor Bhd...........................................  4,705,600   1,949,747       0.0%
    Kwantas Corp. Bhd..........................................................    288,400     154,241       0.0%
    Land & General BHD......................................................... 14,701,000   2,094,819       0.0%
*   Landmarks Bhd..............................................................  2,119,208     771,050       0.0%
    LBS Bina Group Bhd.........................................................  3,436,600   1,504,126       0.0%
*   Lion Industries Corp. Bhd..................................................  5,795,181     723,142       0.0%
    Magnum Bhd.................................................................  5,218,900   3,996,627       0.0%
    Mah Sing Group Bhd......................................................... 10,100,530   5,970,779       0.1%
    Malayan Banking Bhd........................................................     63,200     163,315       0.0%
    Malayan Flour Mills Bhd....................................................  3,117,950   1,326,723       0.0%
#   Malaysia Airports Holdings Bhd.............................................  4,226,446   7,643,463       0.1%
#   Malaysia Marine and Heavy Engineering Holdings Bhd.........................  2,669,700     912,516       0.0%
    Malaysian Bulk Carriers Bhd................................................  4,604,925   1,547,782       0.0%
    Malaysian Pacific Industries Bhd...........................................  1,429,475   2,663,879       0.0%
#   Malaysian Resources Corp. Bhd.............................................. 17,812,000   6,579,107       0.1%
    Malton Bhd.................................................................  4,414,700   1,112,387       0.0%
#   MBM Resources Bhd..........................................................  2,727,403   2,597,524       0.0%
    Media Prima Bhd............................................................  5,040,500   2,371,141       0.0%
    Mega First Corp. Bhd.......................................................  1,381,900     948,477       0.0%
    MISC Bhd................................................................... 14,071,804  36,007,275       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MALAYSIA -- (Continued)
    MK Land Holdings Bhd.......................................................  9,948,400 $ 1,169,537       0.0%
    MKH Bhd....................................................................  2,994,970   2,177,166       0.0%
    MMC Corp. Bhd.............................................................. 15,882,080  11,992,609       0.1%
    MNRB Holdings Bhd..........................................................  1,754,000   1,837,811       0.0%
    Muda Holdings Bhd..........................................................    148,500      67,105       0.0%
#   Mudajaya Group Bhd.........................................................  4,318,700   1,706,738       0.0%
    Muhibbah Engineering M Bhd.................................................  3,866,300   2,711,058       0.0%
*   Mulpha International Bhd................................................... 24,881,500   2,683,283       0.0%
    Naim Holdings Bhd..........................................................  3,319,000   2,575,749       0.0%
    NCB Holdings Bhd...........................................................  2,445,700   1,970,181       0.0%
    Negri Sembilan Oil Palms Bhd...............................................    167,600     234,289       0.0%
    Oriental Holdings Bhd......................................................  3,638,979   7,976,256       0.1%
#   OSK Holdings Bhd...........................................................  7,175,471   4,222,273       0.0%
    Pacific & Orient Bhd.......................................................    334,330     137,733       0.0%
    Panasonic Manufacturing Malaysia Bhd.......................................    382,080   2,467,297       0.0%
    Pantech Group Holdings Bhd.................................................  3,565,100     735,087       0.0%
*   Paracorp Bhd...............................................................    252,000          --       0.0%
    Paramount Corp. Bhd........................................................  1,660,525     767,929       0.0%
#*  Parkson Holdings Bhd.......................................................  6,813,940   4,104,146       0.0%
#   Perdana Petroleum Bhd......................................................  4,705,380   1,789,130       0.0%
    Pie Industrial Bhd.........................................................    388,320     738,189       0.0%
    PJ Development Holdings Bhd................................................  4,756,000   1,969,963       0.0%
    Pos Malaysia Bhd...........................................................    589,717     840,680       0.0%
#   PPB Group Bhd..............................................................  8,460,566  36,394,374       0.2%
    Press Metal Bhd............................................................  6,455,362   5,104,204       0.0%
*   Prime Utilities Bhd........................................................     39,000          --       0.0%
    Protasco Bhd...............................................................  3,636,100   1,932,531       0.0%
    RCE Capital Bhd............................................................  3,918,000     362,315       0.0%
#   RHB Capital Bhd............................................................ 11,346,746  25,121,906       0.1%
*   Rimbunan Sawit Bhd.........................................................  6,486,500   1,010,129       0.0%
    Salcon Bhd.................................................................    794,800     190,146       0.0%
#   Sapurakencana Petroleum Bhd................................................  6,420,700   4,781,082       0.0%
    Sarawak Oil Palms Bhd......................................................    455,720     631,155       0.0%
    Sarawak Plantation Bhd.....................................................     99,200      60,847       0.0%
*   Scomi Energy Services Bhd..................................................    241,800      30,379       0.0%
*   Scomi Group Bhd............................................................ 27,417,400   1,838,548       0.0%
*   Seal, Inc. Bhd.............................................................    586,800     106,535       0.0%
    Selangor Dredging Bhd......................................................  1,352,800     386,918       0.0%
    Selangor Properties Bhd....................................................     75,300     115,956       0.0%
    Shangri-La Hotels Malaysia Bhd.............................................    734,700   1,310,289       0.0%
*   Shell Refining Co. Federation of Malaya Bhd................................    170,900     230,833       0.0%
    SHL Consolidated Bhd.......................................................    693,700     636,902       0.0%
#   SP Setia Bhd Group.........................................................  4,485,366   4,288,253       0.0%
#   Star Publications Malaysia Bhd.............................................  1,739,200   1,214,514       0.0%
    Subur Tiasa Holdings Bhd...................................................     38,830      19,862       0.0%
#   Sunway Bhd................................................................. 13,818,226  14,678,782       0.1%
#   Supermax Corp. Bhd.........................................................  8,768,400   4,969,323       0.0%
    Suria Capital Holdings Bhd.................................................    824,400     572,709       0.0%
    Symphony Life Bhd..........................................................  2,082,010     489,860       0.0%
    Ta Ann Holdings Bhd........................................................  1,903,322   2,001,426       0.0%
    TA Enterprise Bhd.......................................................... 21,118,100   4,197,708       0.0%
    TA Global Bhd.............................................................. 15,532,980   1,392,024       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
    TAHPS Group Bhd............................................................     27,000 $     52,366       0.0%
*   Talam Transform Bhd........................................................  3,183,850       70,736       0.0%
    Taliworks Corp. Bhd........................................................    130,800       81,814       0.0%
    TAN Chong Motor Holdings Bhd...............................................  4,711,900    3,967,720       0.0%
*   Tanjung Offshore Bhd.......................................................  4,056,100      492,906       0.0%
    TDM Bhd.................................................................... 14,635,000    3,201,541       0.0%
#   TH Plantations Bhd.........................................................    900,500      396,523       0.0%
#   Time dotCom Bhd............................................................  5,476,280    9,366,805       0.1%
    Tiong NAM Logistics Holdings...............................................    595,500      210,279       0.0%
#   Tropicana Corp. Bhd........................................................  7,756,400    2,367,480       0.0%
    UEM Edgenta Bhd............................................................  3,339,500    3,387,907       0.0%
#   UEM Sunrise Bhd............................................................ 12,156,045    4,388,375       0.0%
    UMW Oil & Gas Corp. Bhd....................................................    151,400       92,959       0.0%
    Unisem M Bhd............................................................... 10,298,500    6,895,293       0.1%
    United Malacca Bhd.........................................................    960,500    1,719,311       0.0%
    United Plantations Bhd.....................................................    393,300    2,866,043       0.0%
    United U-Li Corp. Bhd......................................................    303,100      254,409       0.0%
#   UOA Development Bhd........................................................  5,846,300    3,713,371       0.0%
    VS Industry Bhd............................................................  1,982,393    2,186,125       0.0%
    Wah Seong Corp. Bhd........................................................  5,944,183    2,195,636       0.0%
#   WCT Holdings Bhd........................................................... 14,111,105    7,220,936       0.1%
    Wing Tai Malaysia Bhd......................................................  1,952,900      948,145       0.0%
    WTK Holdings Bhd...........................................................  6,626,550    2,133,654       0.0%
#   YNH Property Bhd...........................................................  5,488,966    2,952,649       0.0%
#   YTL Corp. Bhd.............................................................. 91,402,050   42,828,052       0.2%
*   YTL Land & Development Bhd.................................................  3,544,900      790,386       0.0%
                                                                                           ------------       ---
TOTAL MALAYSIA.................................................................             748,363,794       3.9%
                                                                                           ------------       ---
MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A................................................ 43,462,954   88,246,058       0.5%
#   Alpek S.A.B. de C.V........................................................  2,555,824    3,468,404       0.0%
    Arca Continental S.A.B. de C.V.............................................  2,661,434   16,325,613       0.1%
#*  Axtel S.A.B. de C.V........................................................ 12,529,535    3,634,235       0.0%
*   Bio Pappel S.A.B. de C.V...................................................    451,188      686,399       0.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR......................................... 16,004,718  153,965,388       0.8%
*   Cia Minera Autlan S.A.B. de C.V. Series B..................................  1,212,118    1,042,886       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L....................................    775,635    6,202,754       0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...............................    101,754    8,130,145       0.1%
#*  Consorcio ARA S.A.B. de C.V. Series *...................................... 10,446,707    4,405,566       0.0%
    Controladora Comercial Mexicana S.A.B. de C.V..............................  6,506,622   20,976,243       0.1%
*   Corp. Actinver S.A.B. de C.V...............................................    105,133      107,175       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B..........................................  9,461,653       70,962       0.0%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.............  1,560,786    1,414,087       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.........................................  3,011,482      110,421       0.0%
*   Dine S.A.B. de C.V.........................................................  1,027,267      583,538       0.0%
*   El Puerto de Liverpool S.A.B. de C.V. Series 1.............................      8,486       95,275       0.0%
*   Empaques Ponderosa S.A. de C.V.............................................     90,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V.................................................  2,228,245    1,975,240       0.0%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..................................    791,670    2,818,345       0.0%
*   Fomento Economico Mexicano S.A.B. de C.V...................................  2,517,554   22,779,745       0.1%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR....................  2,578,915  233,366,018       1.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...........................    567,557      666,626       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
MEXICO -- (Continued)
    Gruma S.A.B. de C.V. Class B...............................................  2,626,232 $   31,637,348       0.2%
    Gruma S.A.B. de C.V. Sponsored ADR.........................................      4,316        208,204       0.0%
#*  Grupo Aeromexico S.A.B. de C.V.............................................  1,190,253      2,102,454       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.........................    728,438      3,636,967       0.0%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR....................     27,297      1,090,242       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR........................    585,943     41,631,250       0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B....................    694,395      4,934,812       0.0%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.........................    271,607     39,266,224       0.2%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B.....................  1,203,482     17,026,972       0.1%
    Grupo Carso S.A.B. de C.V. Series A1.......................................  9,643,854     40,217,298       0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V..................................  2,786,917      7,629,417       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.......................................  2,005,043      6,016,959       0.0%
#   Grupo Elektra S.A.B. de C.V................................................    159,712      4,120,324       0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A.........................................  2,957,704      2,236,303       0.0%
    Grupo Financiero Banorte S.A.B. de C.V..................................... 21,988,996    124,736,170       0.7%
#   Grupo Financiero Inbursa S.A.B. de C.V..................................... 17,266,812     41,248,120       0.2%
    Grupo Financiero Interacciones S.A. de C.V.................................    463,991      2,918,468       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B...................  2,550,559      5,195,214       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...............  1,699,969     17,288,685       0.1%
*   Grupo Gigante S.A.B. de C.V. Series *......................................    471,076      1,340,426       0.0%
#*  Grupo Herdez S.A.B. de C.V. Series *.......................................    402,289      1,093,695       0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B.............................  2,756,800      3,737,547       0.0%
#   Grupo Industrial Saltillo S.A.B. de C.V....................................  1,347,879      2,718,249       0.0%
    Grupo KUO S.A.B. de C.V. Series B..........................................  2,086,651      3,672,245       0.0%
    Grupo Mexico S.A.B. de C.V. Series B....................................... 24,506,741     75,730,973       0.4%
*   Grupo Pochteca S.A.B. de C.V...............................................     67,810         61,525       0.0%
*   Grupo Posadas S.A.B. de C.V................................................    355,600        667,532       0.0%
*   Grupo Qumma S.A. de C.V. Series B..........................................      5,301             --       0.0%
#   Grupo Sanborns S.A.B. de C.V...............................................    864,233      1,298,434       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B........................................  1,392,459      3,749,347       0.0%
#*  Grupo Sports World S.A.B. de C.V...........................................    217,114        240,294       0.0%
*   Industrias Bachoco S.A.B. de C.V. ADR......................................     37,137      1,997,599       0.0%
*   Industrias Bachoco S.A.B. de C.V. Series B.................................  1,489,992      6,635,136       0.1%
#*  Industrias CH S.A.B. de C.V. Series B......................................  3,103,568     12,657,427       0.1%
    Industrias Penoles S.A.B. de C.V...........................................    110,157      1,866,824       0.0%
    Medica Sur S.A.B. de C.V. Series B.........................................      1,000          3,687       0.0%
#*  Megacable Holdings S.A.B. de C.V...........................................    136,044        565,742       0.0%
#   Mexichem S.A.B. de C.V.....................................................  4,831,336     13,821,362       0.1%
#*  Minera Frisco S.A.B. de C.V................................................  7,355,007      6,088,423       0.0%
*   OHL Mexico S.A.B. de C.V...................................................  9,459,840     19,114,525       0.1%
#   Organizacion Cultiba S.A.B. de C.V.........................................    116,984        157,077       0.0%
#   Organizacion Soriana S.A.B. de C.V. Class B................................ 14,807,103     36,231,172       0.2%
#*  Qualitas Controladora S.A.B. de C.V........................................  1,652,078      3,101,281       0.0%
*   Rassini S.A.B. de C.V......................................................     10,800         44,525       0.0%
*   Savia SA Class A...........................................................  3,457,285             --       0.0%
*   TV Azteca S.A.B. de C.V.................................................... 10,047,408      3,064,911       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.....................................  9,102,158          2,731       0.0%
#*  Vitro S.A.B. de C.V. Series A..............................................  1,544,127      3,368,657       0.0%
                                                                                           --------------       ---
TOTAL MEXICO...................................................................             1,167,243,900       6.0%
                                                                                           --------------       ---
PHILIPPINES -- (1.2%)
    A Soriano Corp............................................................. 17,932,400      2,840,868       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
PHILIPPINES -- (Continued)
    Alliance Global Group, Inc.................................................  21,697,206 $ 12,330,597       0.1%
    Alsons Consolidated Resources, Inc.........................................  21,091,000      974,688       0.0%
    Atlas Consolidated Mining & Development Corp...............................   5,351,500      959,896       0.0%
    BDO Unibank, Inc...........................................................  11,071,205   27,074,217       0.1%
    Cebu Air, Inc..............................................................   1,723,390    3,288,450       0.0%
    Cebu Holdings, Inc.........................................................   3,792,150      442,550       0.0%
    Century Properties Group, Inc..............................................  28,957,400      592,721       0.0%
    China Banking Corp.........................................................     426,616      437,677       0.0%
    Cosco Capital, Inc.........................................................   4,548,900      837,369       0.0%
    EEI Corp...................................................................   1,019,100      225,354       0.0%
*   Empire East Land Holdings, Inc.............................................  24,178,000      477,142       0.0%
*   Export & Industry Bank, Inc. Class A.......................................      14,950           --       0.0%
    Filinvest Development Corp.................................................     142,800       14,130       0.0%
    Filinvest Land, Inc........................................................ 203,299,031    8,657,663       0.0%
    First Philippine Holdings Corp.............................................   4,604,260    9,587,855       0.1%
*   Fwbc Holdings, Inc.........................................................   5,471,786           --       0.0%
    Integrated Micro-Electronics, Inc..........................................     248,900       35,323       0.0%
    JG Summit Holdings, Inc....................................................   6,802,090   10,895,855       0.1%
    Lopez Holdings Corp........................................................  34,515,100    6,690,073       0.0%
    LT Group, Inc..............................................................   9,986,000    3,333,856       0.0%
    Megaworld Corp............................................................. 185,762,100   22,022,942       0.1%
    Metropolitan Bank & Trust Co...............................................   9,344,050   19,478,619       0.1%
*   Mondragon International Philippines, Inc...................................   2,464,000           --       0.0%
*   Pepsi-Cola Products Philippines, Inc.......................................     709,000       69,270       0.0%
    Petron Corp................................................................   9,892,100    2,184,943       0.0%
*   Philippine National Bank...................................................   4,995,673    8,678,528       0.1%
*   Philippine National Construction Corp......................................     398,900        8,232       0.0%
    Philippine Savings Bank....................................................   1,232,313    2,603,362       0.0%
*   Philippine Townships, Inc..................................................     226,200           --       0.0%
*   Philtown Properties, Inc...................................................       6,701           --       0.0%
    Phinma Corp................................................................   1,340,598      345,778       0.0%
    Phoenix Petroleum Philippines, Inc.........................................     507,600       45,093       0.0%
    RFM Corp...................................................................     185,000       21,341       0.0%
    Rizal Commercial Banking Corp..............................................   4,764,548    4,884,037       0.0%
    Robinsons Land Corp........................................................  30,313,050   20,354,381       0.1%
    San Miguel Corp............................................................   6,452,716    9,915,569       0.1%
    San Miguel Pure Foods Co., Inc.............................................      63,140      277,737       0.0%
    Security Bank Corp.........................................................   1,566,924    5,904,263       0.0%
*   Top Frontier Investment Holdings, Inc......................................     628,532    1,400,533       0.0%
    Trans-Asia Oil & Energy Development Corp...................................  26,631,000    1,313,262       0.0%
    Union Bank of the Philippines..............................................   4,413,459    6,533,898       0.0%
    Universal Robina Corp......................................................   6,278,855   30,619,416       0.2%
    Vista Land & Lifescapes, Inc...............................................  72,744,368   12,236,075       0.1%
                                                                                            ------------       ---
TOTAL PHILIPPINES..............................................................              238,593,563       1.2%
                                                                                            ------------       ---
POLAND -- (2.0%)
*   Agora SA...................................................................     569,215    1,768,150       0.0%
    Asseco Poland SA...........................................................   1,339,607   22,567,918       0.1%
    Bank Millennium SA.........................................................   4,567,380    9,275,611       0.1%
    Ciech SA...................................................................     533,502    8,689,117       0.1%
    ComArch SA.................................................................       2,787      103,705       0.0%
    Dom Development SA.........................................................      17,406      248,949       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
POLAND -- (Continued)
    Enea SA....................................................................  2,407,934 $ 10,892,708       0.1%
    Firma Oponiarska Debica SA.................................................    102,634    2,218,648       0.0%
*   Getin Holding SA...........................................................  3,221,895    1,920,463       0.0%
#*  Getin Noble Bank SA........................................................  3,420,648    1,698,310       0.0%
#   Grupa Azoty SA.............................................................    162,793    3,711,028       0.0%
    Grupa Kety SA..............................................................    112,990    9,924,276       0.1%
*   Grupa Lotos SA.............................................................  1,780,554   15,206,366       0.1%
*   Hawe SA....................................................................    952,876      597,307       0.0%
*   Impexmetal SA..............................................................  5,371,047    4,931,562       0.0%
#*  Jastrzebska Spolka Weglowa SA..............................................    252,276    1,005,105       0.0%
    Kernel Holding SA..........................................................    328,610    3,170,176       0.0%
    KGHM Polska Miedz SA.......................................................  2,431,526   85,255,376       0.4%
*   Kopex SA...................................................................    555,501    1,550,529       0.0%
*   LC Corp. SA................................................................  1,199,107      653,062       0.0%
    Lentex SA..................................................................     15,056       36,814       0.0%
#   Lubelski Wegiel Bogdanka SA................................................     39,884      972,582       0.0%
    Netia SA...................................................................  4,449,611    7,280,405       0.0%
#   Orbis SA...................................................................    538,910    8,238,909       0.1%
    Pelion SA..................................................................     10,134      242,008       0.0%
    PGE Polska Grupa Energetyczna SA........................................... 14,474,839   83,290,331       0.4%
*   Polski Koncern Miesny Duda SA..............................................     56,943      103,260       0.0%
#   Polski Koncern Naftowy Orlen SA............................................  5,251,604   99,736,203       0.5%
*   Sygnity SA.................................................................    194,766      697,896       0.0%
#   Synthos SA.................................................................  2,953,305    3,867,989       0.0%
    Tauron Polska Energia SA................................................... 18,743,009   25,068,497       0.1%
#*  Trakcja SA.................................................................    685,253    1,882,283       0.0%
                                                                                           ------------       ---
TOTAL POLAND...................................................................             416,805,543       2.1%
                                                                                           ------------       ---
RUSSIA -- (2.1%)
*   AFI Development P.L.C. GDR.................................................     31,828        8,464       0.0%
    Gazprom OAO Sponsored ADR.................................................. 67,242,144  393,968,225       2.0%
    Lukoil OAO Sponsored ADR...................................................    475,571   24,328,076       0.1%
    Magnitogorsk Iron & Steel Works OJSC GDR...................................  1,929,398    7,167,434       0.1%
*   Mechel Sponsored ADR.......................................................    427,180      598,052       0.0%
    RusHydro JSC ADR...........................................................  8,655,901   10,414,944       0.1%
    VTB Bank OJSC GDR..........................................................    549,593    1,359,324       0.0%
                                                                                           ------------       ---
TOTAL RUSSIA...................................................................             437,844,519       2.3%
                                                                                           ------------       ---
SOUTH AFRICA -- (7.6%)
    Adcorp Holdings, Ltd.......................................................    697,212    1,826,471       0.0%
    Aeci, Ltd..................................................................  1,160,854   12,651,076       0.1%
#*  African Bank Investments, Ltd..............................................  9,264,952       90,537       0.0%
    African Oxygen, Ltd........................................................     45,466       53,088       0.0%
    African Rainbow Minerals, Ltd..............................................  2,030,940   18,530,029       0.1%
    Allied Electronics Corp., Ltd..............................................    563,821      639,876       0.0%
*   Anglo American Platinum, Ltd...............................................    332,933    9,195,536       0.1%
*   AngloGold Ashanti, Ltd.....................................................  1,716,050   19,488,196       0.1%
#*  AngloGold Ashanti, Ltd. Sponsored ADR......................................  5,405,959   61,249,515       0.3%
*   ArcelorMittal South Africa, Ltd............................................  2,437,523    4,066,937       0.0%
    Astral Foods, Ltd..........................................................        498        7,559       0.0%
*   Aveng, Ltd.................................................................  8,076,763    7,249,493       0.0%
    Barclays Africa Group, Ltd.................................................  6,116,376   97,972,476       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd............................................................  4,324,393 $34,497,793       0.2%
*   Basil Read Holdings, Ltd...................................................     44,371      10,093       0.0%
*   Bell Equipment, Ltd........................................................      5,589       4,552       0.0%
    Blue Label Telecoms, Ltd...................................................  4,802,245   3,240,056       0.0%
*   Brait SE...................................................................  1,699,653  12,929,841       0.1%
    Business Connexion Group, Ltd..............................................  1,823,337     960,932       0.0%
    Caxton and CTP Publishers and Printers, Ltd................................  3,124,128   4,908,447       0.0%
    Clover Industries, Ltd.....................................................  1,028,593   1,605,556       0.0%
*   Consolidated Infrastructure Group, Ltd.....................................    209,575     502,822       0.0%
*   Corpgro, Ltd...............................................................    579,166          --       0.0%
#   DataTec, Ltd...............................................................  3,291,292  17,093,842       0.1%
    Distell Group, Ltd.........................................................    155,945   2,107,977       0.0%
    Distribution and Warehousing Network, Ltd..................................    250,120     132,874       0.0%
#   DRDGOLD, Ltd...............................................................  6,389,615   1,198,141       0.0%
    DRDGOLD, Ltd. Sponsored ADR................................................     13,664      24,049       0.0%
*   Eqstra Holdings, Ltd.......................................................  2,522,899     801,457       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.....................................    120,337      16,691       0.0%
#   Exxaro Resources, Ltd......................................................  1,657,073  13,564,968       0.1%
    Gold Fields, Ltd...........................................................  2,728,058  12,595,212       0.1%
#   Gold Fields, Ltd. Sponsored ADR............................................ 12,391,918  56,631,065       0.3%
    Grindrod, Ltd..............................................................  8,073,302  11,042,815       0.1%
    Group Five, Ltd............................................................  1,544,584   3,557,249       0.0%
*   Harmony Gold Mining Co., Ltd...............................................  1,648,314   3,172,665       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR................................    463,646     899,473       0.0%
    Holdsport, Ltd.............................................................     12,408      57,045       0.0%
    Hudaco Industries, Ltd.....................................................     98,000   1,024,163       0.0%
#   Hulamin, Ltd...............................................................  1,733,614   1,005,997       0.0%
    Iliad Africa, Ltd..........................................................    206,803     141,838       0.0%
    Illovo Sugar, Ltd..........................................................    958,810   1,732,572       0.0%
*   Impala Platinum Holdings, Ltd..............................................  7,077,046  39,387,249       0.2%
    Imperial Holdings, Ltd.....................................................    599,182  10,034,098       0.1%
    Investec, Ltd..............................................................  4,535,507  43,126,151       0.2%
*   JCI, Ltd................................................................... 10,677,339          --       0.0%
#*  JD Group, Ltd..............................................................  2,681,862   7,552,532       0.0%
    KAP Industrial Holdings, Ltd...............................................    275,932     127,616       0.0%
    Kumba Iron Ore, Ltd........................................................     79,944   1,078,273       0.0%
#   Lewis Group, Ltd...........................................................  1,998,539  14,523,215       0.1%
    Liberty Holdings, Ltd......................................................  1,817,218  25,342,392       0.1%
    Mediclinic International, Ltd..............................................    163,701   1,733,492       0.0%
    Merafe Resources, Ltd...................................................... 21,718,286   1,588,432       0.0%
    Metair Investments, Ltd....................................................  1,079,085   3,323,338       0.0%
    MMI Holdings, Ltd.......................................................... 19,554,889  55,637,592       0.3%
    Mondi, Ltd.................................................................  1,809,963  36,497,196       0.2%
    Mpact, Ltd.................................................................  2,337,295   8,485,484       0.1%
    Murray & Roberts Holdings, Ltd.............................................  6,044,934   6,687,277       0.0%
    Mustek, Ltd................................................................     48,438      35,598       0.0%
    Nedbank Group, Ltd.........................................................  3,679,693  79,479,057       0.4%
*   Northam Platinum, Ltd......................................................  2,807,684  11,540,973       0.1%
    Omnia Holdings, Ltd........................................................    413,698   5,706,425       0.0%
    Peregrine Holdings, Ltd....................................................  1,700,309   3,981,807       0.0%
    Petmin, Ltd................................................................  1,417,358     157,257       0.0%
*   Pinnacle Holdings, Ltd.....................................................    454,811     431,537       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
    PSG Group, Ltd.............................................................    499,930 $    8,208,282       0.1%
    Raubex Group, Ltd..........................................................  1,580,974      2,377,952       0.0%
    RCL Foods, Ltd.............................................................     71,855        105,990       0.0%
    Reunert, Ltd...............................................................    262,718      1,339,962       0.0%
*   Royal Bafokeng Platinum, Ltd...............................................    444,270      1,932,015       0.0%
    Sanlam, Ltd................................................................ 17,786,335    115,035,169       0.6%
*   Sappi, Ltd.................................................................  9,300,302     38,210,057       0.2%
#*  Sappi, Ltd. Sponsored ADR..................................................    695,410      2,819,888       0.0%
    Sasol, Ltd.................................................................  1,124,860     45,290,768       0.2%
    Sasol, Ltd. Sponsored ADR..................................................  1,088,775     43,823,194       0.2%
    Sibanye Gold, Ltd..........................................................  1,784,250      4,234,563       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR...........................................  3,474,364     32,832,740       0.2%
    Standard Bank Group, Ltd................................................... 17,954,574    263,176,913       1.4%
*   Stefanutti Stocks Holdings, Ltd............................................    526,548        255,430       0.0%
#   Steinhoff International Holdings, Ltd...................................... 28,369,200    180,010,416       0.9%
*   Super Group, Ltd...........................................................  3,607,639     10,934,105       0.1%
*   Telkom SA SOC, Ltd.........................................................  5,147,675     35,386,362       0.2%
    Times Media Group, Ltd.....................................................    253,556        467,901       0.0%
    Tongaat Hulett, Ltd........................................................    893,746      9,897,152       0.1%
    Trencor, Ltd...............................................................  1,354,075      7,476,974       0.0%
    Value Group, Ltd...........................................................    134,228         43,396       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.............................................    238,380      2,233,532       0.0%
    Zeder Investments, Ltd.....................................................  1,938,581      1,444,570       0.0%
                                                                                           --------------       ---
TOTAL SOUTH AFRICA.............................................................             1,582,475,296       8.2%
                                                                                           --------------       ---
SOUTH KOREA -- (14.2%)
    Aekyung Petrochemical Co., Ltd.............................................      2,970        202,330       0.0%
#*  Agabang&Company............................................................     19,244        233,166       0.0%
#*  ALUKO Co., Ltd.............................................................    252,195      1,362,283       0.0%
#*  Amotech Co., Ltd...........................................................     28,966        431,012       0.0%
#   Asia Cement Co., Ltd.......................................................      6,306        713,688       0.0%
#   ASIA Holdings Co., Ltd.....................................................     29,713      4,369,447       0.0%
#   Asia Paper Manufacturing Co., Ltd..........................................     63,134      1,851,132       0.0%
    AtlasBX Co., Ltd...........................................................     10,504        394,594       0.0%
#*  AUK Corp...................................................................    548,008      1,337,608       0.0%
    BNK Financial Group, Inc...................................................  2,042,369     30,532,664       0.2%
    Bookook Securities Co., Ltd................................................     28,655        507,007       0.0%
    BYC Co., Ltd...............................................................        810        285,805       0.0%
    Byucksan Corp..............................................................     10,100         59,001       0.0%
*   CammSys Corp...............................................................     13,509         23,648       0.0%
#*  Capro Corp.................................................................     79,730        316,251       0.0%
#*  Celltrion Pharm, Inc.......................................................     10,662        185,310       0.0%
*   Chemtronics Co., Ltd.......................................................      2,389         21,018       0.0%
#*  China Great Star International, Ltd........................................    526,968      1,224,075       0.0%
#*  China Ocean Resources Co., Ltd.............................................  1,088,323      3,786,796       0.0%
    Chokwang Paint, Ltd........................................................      4,194         57,376       0.0%
    Chosun Refractories Co., Ltd...............................................      9,716      1,081,719       0.0%
    CJ Corp....................................................................     43,680      7,765,587       0.1%
*   CJ E&M Corp................................................................      1,964        107,335       0.0%
#*  CJ Korea Express Co., Ltd..................................................     53,260     10,159,966       0.1%
#   CKD Bio Corp...............................................................     20,570        495,323       0.0%
#*  Cosmochemical Co., Ltd.....................................................    115,498        578,963       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Dae Dong Industrial Co., Ltd...............................................   145,130 $ 1,490,473       0.0%
    Dae Han Flour Mills Co., Ltd...............................................    14,630   2,741,898       0.0%
#   Dae Won Kang Up Co., Ltd...................................................   245,096   1,490,447       0.0%
#*  Dae Young Packaging Co., Ltd............................................... 1,121,470   1,151,576       0.0%
#*  Dae-Il Corp................................................................   128,871     682,007       0.0%
#*  Daechang Co., Ltd..........................................................   526,706     511,764       0.0%
    Daeduck Electronics Co.....................................................   107,940     955,967       0.0%
#   Daeduck GDS Co., Ltd.......................................................   281,480   3,204,667       0.0%
    Daegu Department Store.....................................................    71,060   1,126,745       0.0%
#   Daehan Steel Co., Ltd......................................................   188,726   1,221,500       0.0%
    Daekyo Co., Ltd............................................................   521,770   4,232,774       0.0%
#   Daelim Industrial Co., Ltd.................................................   355,955  27,413,136       0.2%
#   Daesang Holdings Co., Ltd..................................................    55,690   1,441,294       0.0%
#   Daesung Holdings Co., Ltd..................................................    42,463     456,352       0.0%
    Daewon San Up Co., Ltd.....................................................     1,435      11,231       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.................................   994,082   6,581,410       0.0%
#   Daewoo Securities Co., Ltd................................................. 2,049,224  31,984,168       0.2%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.......................... 1,139,732  19,158,237       0.1%
    Daewoong Co., Ltd..........................................................     3,244     147,474       0.0%
*   Dahaam E-Tec Co., Ltd......................................................     3,535      11,129       0.0%
    Daishin Securities Co., Ltd................................................   611,785   8,030,071       0.1%
#   Daou Data Corp.............................................................   138,807   2,037,058       0.0%
#   Daou Technology, Inc.......................................................   396,164   6,909,669       0.1%
#*  Dasan Networks, Inc........................................................   193,542   1,331,352       0.0%
    DGB Financial Group, Inc................................................... 1,686,932  19,042,464       0.1%
    Dong Ah Tire & Rubber Co., Ltd.............................................    89,616   1,784,587       0.0%
    Dong-Ah Geological Engineering Co., Ltd....................................    45,500     352,096       0.0%
    Dong-Il Corp...............................................................    19,095   1,585,959       0.0%
#   Dongbang Transport Logistics Co., Ltd......................................   244,640     869,901       0.0%
#*  Dongbu HiTek Co., Ltd......................................................   329,584   2,521,858       0.0%
    Dongbu Securities Co., Ltd.................................................   411,768   2,523,028       0.0%
#*  Dongbu Steel Co., Ltd......................................................    81,663     417,557       0.0%
#   Dongil Industries Co., Ltd.................................................    18,961   1,388,856       0.0%
#*  Dongkook Industrial Co., Ltd...............................................   298,412     763,596       0.0%
    Dongkuk Industries Co., Ltd................................................    43,358     161,575       0.0%
#*  Dongkuk Steel Mill Co., Ltd................................................   991,515   5,888,646       0.0%
#   Dongkuk Structure & Construction Co., Ltd..................................   185,052     625,624       0.0%
#   Dongwha Pharm Co., Ltd.....................................................   298,830   2,317,855       0.0%
    Dongwon F&B Co., Ltd.......................................................     4,695   1,545,133       0.0%
*   Dongwoo Co., Ltd...........................................................    19,336     103,564       0.0%
    Dongyang E&P, Inc..........................................................    29,698     353,918       0.0%
#   Doosan Corp................................................................   123,828  14,342,559       0.1%
#*  Doosan Engine Co., Ltd.....................................................   112,890     731,886       0.0%
#   Doosan Engineering & Construction Co., Ltd.................................    36,428     345,603       0.0%
#   Doosan Heavy Industries & Construction Co., Ltd............................   504,593  14,316,283       0.1%
#*  Doosan Infracore Co., Ltd.................................................. 1,383,405  15,289,212       0.1%
#   DRB Holding Co., Ltd.......................................................   179,795   2,633,718       0.0%
    DY Corp....................................................................   144,520   1,126,993       0.0%
*   DY POWER Corp..............................................................    77,375     930,122       0.0%
#   e-LITECOM Co., Ltd.........................................................    64,046   1,383,424       0.0%
    E-Mart Co., Ltd............................................................    90,445  18,633,031       0.1%
#   Eagon Industries Co., Ltd..................................................    18,903     405,468       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    ENF Technology Co., Ltd....................................................     2,393 $     31,186       0.0%
#   Eugene Corp................................................................   552,081    3,731,099       0.0%
#*  Eugene Investment & Securities Co., Ltd.................................... 1,182,833    4,738,075       0.0%
#*  Eusu Holdings Co., Ltd.....................................................    65,810      666,081       0.0%
    EVERDIGM Corp..............................................................    19,016      115,758       0.0%
#*  Flexcom, Inc...............................................................    29,124      144,538       0.0%
    Fursys, Inc................................................................    28,479      892,376       0.0%
#   Gaon Cable Co., Ltd........................................................    25,249      626,511       0.0%
    Global & Yuasa Battery Co., Ltd............................................    48,413    2,484,760       0.0%
#   Global Display Co., Ltd....................................................    32,534      189,315       0.0%
#*  GNCO Co., Ltd..............................................................   357,625      452,395       0.0%
    Green Cross Holdings Corp..................................................     9,405      255,866       0.0%
#*  GS Engineering & Construction Corp.........................................   659,307   19,694,431       0.1%
#   GS Global Corp.............................................................    51,757      398,294       0.0%
#   GS Holdings Corp...........................................................   650,112   30,326,561       0.2%
    GS retail Co., Ltd.........................................................     3,605      130,364       0.0%
#   Gwangju Shinsegae Co., Ltd.................................................     5,985    1,752,503       0.0%
#*  Halla Corp.................................................................    75,864      452,290       0.0%
#   Halla Holdings Corp........................................................    25,374    1,634,241       0.0%
    Han Kuk Carbon Co., Ltd....................................................    19,931      123,353       0.0%
    Hana Financial Group, Inc.................................................. 3,443,534  101,363,428       0.5%
    Handok, Inc................................................................    12,706      380,735       0.0%
#   Handsome Co., Ltd..........................................................   214,790    7,088,155       0.1%
    Hanil Cement Co., Ltd......................................................    52,145    7,314,316       0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd............................   571,915    3,308,917       0.0%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd...................   206,286    1,646,909       0.0%
#   Hanjin Kal Corp............................................................   138,504    4,240,951       0.0%
#*  Hanjin Shipping Co., Ltd...................................................   161,920    1,139,084       0.0%
#   Hanjin Transportation Co., Ltd.............................................   140,220    7,940,006       0.1%
    Hankuk Glass Industries, Inc...............................................    17,640      590,405       0.0%
    Hankuk Paper Manufacturing Co., Ltd........................................    33,223    1,063,102       0.0%
#*  Hansol Holdings Co., Ltd...................................................   401,896    3,013,853       0.0%
#*  Hansol HomeDeco Co., Ltd...................................................   321,490      505,251       0.0%
#*  Hansol Paper Co., Ltd......................................................   245,346    5,503,506       0.0%
#   Hanwha Chemical Corp....................................................... 1,184,522   18,887,443       0.1%
#   Hanwha Corp................................................................   725,934   28,506,824       0.2%
#   Hanwha Galleria Timeworld Co., Ltd.........................................    10,902      598,877       0.0%
*   Hanwha General Insurance Co., Ltd..........................................    60,784      278,088       0.0%
    Hanwha Investment & Securities Co., Ltd....................................   633,215    3,725,439       0.0%
    Hanwha Life Insurance Co., Ltd............................................. 2,125,000   15,709,578       0.1%
    Hanyang Eng Co., Ltd.......................................................    35,004      310,653       0.0%
    Hanyang Securities Co., Ltd................................................    92,428      797,738       0.0%
#   Heung-A Shipping Co., Ltd..................................................   751,463    2,382,890       0.0%
#   Hitejinro Holdings Co., Ltd................................................   116,051    1,500,698       0.0%
#   HMC Investment Securities Co., Ltd.........................................   259,785    3,292,479       0.0%
#   HS R&A Co., Ltd............................................................    46,106    1,371,987       0.0%
    Humax Co., Ltd.............................................................   186,827    3,231,102       0.0%
    Husteel Co., Ltd...........................................................    59,490    1,121,879       0.0%
#   Huvis Corp.................................................................    21,080      206,886       0.0%
#   Hwa Shin Co., Ltd..........................................................    78,244      553,355       0.0%
#   Hwacheon Machine Tool Co., Ltd.............................................    14,227      976,796       0.0%
    HwaSung Industrial Co., Ltd................................................    22,931      413,247       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Hyosung Corp...............................................................   392,954 $ 43,463,965       0.2%
#   Hyundai BNG Steel Co., Ltd.................................................   140,250    2,136,147       0.0%
    Hyundai Department Store Co., Ltd..........................................    49,426    6,709,258       0.0%
#   Hyundai Development Co.....................................................   642,502   34,200,375       0.2%
    Hyundai Engineering & Construction Co., Ltd................................   193,553    9,312,086       0.1%
#*  Hyundai Heavy Industries Co., Ltd..........................................   400,311   52,012,065       0.3%
    Hyundai Hy Communications & Networks Co., Ltd..............................   256,523    1,269,675       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd...................................    52,438    1,397,730       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.............................................    77,140    6,413,032       0.0%
    Hyundai Motor Co...........................................................   961,377  150,879,557       0.8%
    Hyundai Securities Co., Ltd................................................ 1,476,331   15,286,810       0.1%
    Hyundai Steel Co........................................................... 1,080,925   79,006,693       0.4%
#*  Hyunjin Materials Co., Ltd.................................................    41,159      130,104       0.0%
#   Il Dong Pharmaceutical Co., Ltd............................................   133,130    2,382,413       0.0%
#   Iljin Electric Co., Ltd....................................................   285,940    1,863,484       0.0%
#   Ilshin Spinning Co., Ltd...................................................    16,453    2,999,260       0.0%
#   Ilsung Pharmaceuticals Co., Ltd............................................     9,407    1,137,540       0.0%
    Industrial Bank of Korea................................................... 2,385,570   32,777,514       0.2%
*   InnoWireless, Inc..........................................................     1,805       21,481       0.0%
    Intelligent Digital Integrated Securities Co., Ltd.........................     3,114       48,946       0.0%
#*  Interflex Co., Ltd.........................................................    59,269      796,289       0.0%
    Intergis Co., Ltd..........................................................    24,590      195,665       0.0%
    INTOPS Co., Ltd............................................................    76,807    1,486,102       0.0%
    Inzi Controls Co., Ltd.....................................................    89,540      497,844       0.0%
#   INZI Display Co., Ltd......................................................   244,705      521,425       0.0%
#   IS Dongseo Co., Ltd........................................................    76,265    5,797,235       0.0%
#   ISU Chemical Co., Ltd......................................................    90,616      991,267       0.0%
#   IsuPetasys Co., Ltd........................................................    71,858      410,003       0.0%
#   Jahwa Electronics Co., Ltd.................................................    31,585      379,040       0.0%
#   JB Financial Group Co., Ltd................................................ 1,014,448    6,547,928       0.0%
#   Jeil Pharmaceutical Co.....................................................    46,646    1,466,264       0.0%
#   JW Pharmaceutical Corp.....................................................    87,616    2,271,647       0.0%
#   KB Capital Co., Ltd........................................................    93,191    1,942,626       0.0%
#   KB Financial Group, Inc.................................................... 1,995,076   76,080,838       0.4%
    KB Financial Group, Inc. ADR............................................... 3,089,746  117,812,015       0.6%
#   KC Tech Co., Ltd...........................................................   273,465    2,387,628       0.0%
#   KCC Corp...................................................................    52,120   26,714,438       0.2%
#*  KEC Corp...................................................................    44,448       58,546       0.0%
#   Keyang Electric Machinery Co., Ltd.........................................   393,920    1,560,444       0.0%
#   KG Chemical Corp...........................................................    57,540      940,089       0.0%
#   Kia Motors Corp............................................................   798,988   36,818,787       0.2%
    KISCO Corp.................................................................    55,441    1,832,462       0.0%
#   KISCO Holdings Co., Ltd....................................................    11,673      595,277       0.0%
#   Kishin Corp................................................................   109,475      793,140       0.0%
#   KISWIRE, Ltd...............................................................    90,481    5,878,762       0.0%
#   Kolon Corp.................................................................    87,886    3,652,010       0.0%
*   Kolon Global Corp..........................................................    21,575      347,453       0.0%
#   Kolon Industries, Inc......................................................   228,890   13,761,641       0.1%
#   Kook Soon Dang Brewery Co., Ltd............................................   125,249      890,715       0.0%
    Korea Airport Service Co., Ltd.............................................       238        9,874       0.0%
    Korea Alcohol Industrial Co., Ltd..........................................    28,767      176,203       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd...................................     7,358      110,830       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Circuit Co., Ltd.....................................................   146,339 $ 1,593,429       0.0%
    Korea Electric Terminal Co., Ltd...........................................    80,014   5,456,655       0.0%
#   Korea Export Packaging Industrial Co., Ltd.................................     5,290     126,176       0.0%
#   Korea Flange Co., Ltd......................................................    66,724   1,053,251       0.0%
    Korea Investment Holdings Co., Ltd.........................................   519,442  33,258,402       0.2%
#   Korea Petro Chemical Ind...................................................    45,171   7,292,473       0.1%
#   Korean Reinsurance Co......................................................   655,050   7,263,058       0.1%
    Kortek Corp................................................................     3,923      54,369       0.0%
    KPF........................................................................     3,109      12,096       0.0%
    KPX Chemical Co., Ltd......................................................    12,852     732,216       0.0%
#*  KTB Investment & Securities Co., Ltd.......................................   630,604   2,153,942       0.0%
#   Kukdo Chemical Co., Ltd....................................................    53,490   3,336,266       0.0%
#*  Kumho Electric Co., Ltd....................................................    44,161     820,805       0.0%
#   Kunsul Chemical Industrial Co., Ltd........................................    34,025   1,625,117       0.0%
#*  Kwangju Bank...............................................................   247,383   1,843,681       0.0%
#*  Kyeryong Construction Industrial Co., Ltd..................................    38,242     432,672       0.0%
    Kyobo Securities Co., Ltd..................................................   211,890   2,396,491       0.0%
*   Kyongnam Bank..............................................................   305,182   2,882,135       0.0%
#   Kyung-In Synthetic Corp....................................................    27,261     133,208       0.0%
#   Kyungbang, Ltd.............................................................    11,137   2,721,569       0.0%
*   LB Semicon, Inc............................................................    66,800     105,387       0.0%
#   LF Corp....................................................................    91,282   3,001,452       0.0%
    LG Corp.................................................................... 1,052,153  65,285,284       0.4%
#   LG Display Co., Ltd........................................................ 1,420,066  39,326,011       0.2%
#   LG Display Co., Ltd. ADR................................................... 3,996,524  55,231,962       0.3%
#   LG Electronics, Inc........................................................ 1,776,548  99,900,359       0.5%
#   LG International Corp......................................................   237,695   9,095,675       0.1%
    LG Uplus Corp.............................................................. 1,928,918  19,297,144       0.1%
    LIG Insurance Co., Ltd.....................................................   127,995   2,961,758       0.0%
#   Lotte Chemical Corp........................................................   162,183  37,625,484       0.2%
#   Lotte Chilsung Beverage Co., Ltd...........................................     9,769  21,611,785       0.1%
#   Lotte Confectionery Co., Ltd...............................................     9,240  16,072,774       0.1%
#   LOTTE Himart Co., Ltd......................................................    12,087     802,368       0.0%
#*  Lotte Non-Life Insurance Co., Ltd..........................................    96,618     252,342       0.0%
    Lotte Shopping Co., Ltd....................................................   157,401  37,960,051       0.2%
    LS Corp....................................................................    58,123   2,921,984       0.0%
    MegaStudy Co., Ltd.........................................................     6,751     425,716       0.0%
#*  Melfas, Inc................................................................   118,811     571,900       0.0%
#   Meritz Finance Group, Inc..................................................    77,813     996,892       0.0%
    Meritz Securities Co., Ltd................................................. 1,605,968   9,387,599       0.1%
    Mi Chang Oil Industrial Co., Ltd...........................................     4,691     353,322       0.0%
    Mirae Asset Securities Co., Ltd............................................   409,555  22,589,190       0.1%
#   MK Electron Co., Ltd.......................................................   127,552     848,901       0.0%
#*  MNTech Co., Ltd............................................................    38,064     225,999       0.0%
    Moorim P&P Co., Ltd........................................................   406,838   1,892,700       0.0%
#*  Moorim Paper Co., Ltd......................................................   210,130     685,764       0.0%
#   Motonic Corp...............................................................    75,294     892,808       0.0%
#   Namyang Dairy Products Co., Ltd............................................     2,910   1,998,444       0.0%
#*  NEOWIZ HOLDINGS Corp.......................................................    69,796   1,261,645       0.0%
#*  NEPES Corp.................................................................    18,806     148,989       0.0%
    Nexen Corp.................................................................    17,164   1,453,820       0.0%
    NH Investment & Securities Co., Ltd........................................ 1,484,967  20,558,706       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   NK Co., Ltd................................................................   217,496 $    852,655       0.0%
    Nong Shim Holdings Co., Ltd................................................    25,921    2,666,616       0.0%
#   NongShim Co., Ltd..........................................................    38,707    8,836,799       0.1%
    NOROO Paint & Coatings Co., Ltd............................................    11,400      117,870       0.0%
#   NPC........................................................................   134,561      844,218       0.0%
#   OCI Co., Ltd...............................................................    79,101    7,290,485       0.1%
#*  OPTRON-TEC, Inc............................................................     7,768       42,337       0.0%
#*  Osung LST Co., Ltd.........................................................    36,975       15,085       0.0%
#*  Paik Kwang Industrial Co., Ltd.............................................   128,617      244,589       0.0%
#*  Pan Ocean Co., Ltd.........................................................    47,845      138,426       0.0%
    Pang Rim Co., Ltd..........................................................     3,201       97,614       0.0%
#*  PaperCorea, Inc............................................................   261,826      269,845       0.0%
#   Poongsan Corp..............................................................   397,200   10,700,997       0.1%
#   Poongsan Holdings Corp.....................................................    55,898    2,285,123       0.0%
    POSCO......................................................................   644,929  151,921,785       0.8%
#   POSCO ADR.................................................................. 1,589,142   93,886,509       0.5%
*   POSCO Coated & Color Steel Co., Ltd........................................     3,820       64,063       0.0%
*   Power Logics Co., Ltd......................................................     8,791       32,015       0.0%
#   Pyeong Hwa Automotive Co., Ltd.............................................    36,548      604,255       0.0%
    RFTech Co., Ltd............................................................    10,917       73,881       0.0%
#*  S&C Engine Group, Ltd......................................................    79,220      154,942       0.0%
#   S&T Dynamics Co., Ltd......................................................   380,544    4,870,819       0.0%
#   S&T Holdings Co., Ltd......................................................    90,519    2,405,508       0.0%
    S&T Motiv Co., Ltd.........................................................   124,000    7,312,139       0.1%
#   S-Energy Co., Ltd..........................................................    31,635      248,991       0.0%
#*  S-MAC Co., Ltd.............................................................   111,701      676,051       0.0%
#   S-Oil Corp.................................................................    36,698    2,500,388       0.0%
#*  Sajo Industries Co., Ltd...................................................    28,966    2,978,482       0.0%
    Sam Young Electronics Co., Ltd.............................................   159,570    2,256,623       0.0%
#   SAMHWA Paints Industrial Co., Ltd..........................................     2,030       29,828       0.0%
#   Samick Musical Instruments Co., Ltd........................................   732,490    3,281,915       0.0%
    Samsung C&T Corp........................................................... 1,281,445   68,053,493       0.4%
#   Samsung Electro-Mechanics Co., Ltd.........................................    67,855    4,258,295       0.0%
    Samsung Fine Chemicals Co., Ltd............................................     5,006      202,578       0.0%
#   Samsung Heavy Industries Co., Ltd..........................................   435,431    7,334,250       0.1%
    Samsung Life Insurance Co., Ltd............................................    97,012    9,488,967       0.1%
#   Samsung SDI Co., Ltd.......................................................   422,727   47,062,859       0.3%
#   Samsung Securities Co., Ltd................................................    86,604    5,262,444       0.0%
#*  Samsung Techwin Co., Ltd...................................................   122,060    3,135,074       0.0%
#   Samyang Genex Co., Ltd.....................................................    11,337    1,848,975       0.0%
    Samyang Holdings Corp......................................................    86,744    8,244,391       0.1%
#   Samyang Tongsang Co., Ltd..................................................     4,344      450,404       0.0%
#*  Samyoung Chemical Co., Ltd.................................................   258,455      474,760       0.0%
    Savezone I&C Corp..........................................................    42,314      261,554       0.0%
#   SBS Media Holdings Co., Ltd................................................   159,380      788,462       0.0%
    Seah Besteel Corp..........................................................   210,316    7,199,896       0.1%
    SeAH Holdings Corp.........................................................    13,089    2,253,786       0.0%
#   SeAH Steel Corp............................................................    44,576    3,383,154       0.0%
#   Sebang Co., Ltd............................................................   138,126    2,794,458       0.0%
    Sejong Industrial Co., Ltd.................................................   146,295    1,830,805       0.0%
#   Sempio Foods Co............................................................     3,110      110,701       0.0%
#*  Seohee Construction Co., Ltd............................................... 2,008,971    2,708,229       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   Seowon Co., Ltd............................................................    86,070 $    124,891       0.0%
    Sewon Precision Industry Co., Ltd..........................................     2,175       61,988       0.0%
#*  SG Corp.................................................................... 1,865,628    1,244,184       0.0%
#   Shin Poong Pharmaceutical Co., Ltd.........................................   141,786      690,634       0.0%
#   Shinhan Financial Group Co., Ltd........................................... 4,170,227  172,597,964       0.9%
    Shinhan Financial Group Co., Ltd. ADR...................................... 1,566,340   65,723,626       0.4%
    Shinsegae Co., Ltd.........................................................    76,372   14,329,546       0.1%
    Shinsegae Information & Communication Co., Ltd.............................     6,307      631,671       0.0%
#*  Shinsung Solar Energy Co., Ltd.............................................   765,627    1,018,185       0.0%
#*  Shinsung Tongsang Co., Ltd................................................. 1,244,597    2,484,162       0.0%
#*  Shinwha Intertek Corp......................................................    34,265      119,981       0.0%
*   Shinwon Corp...............................................................    82,700      187,272       0.0%
    Shinyoung Securities Co., Ltd..............................................    35,820    2,058,789       0.0%
*   Signetics Corp.............................................................   500,396      825,266       0.0%
#   Silla Co., Ltd.............................................................    64,953    1,301,567       0.0%
#*  Simm Tech Co., Ltd.........................................................    10,189       87,979       0.0%
    SIMPAC, Inc................................................................    11,538       81,244       0.0%
    Sindoh Co., Ltd............................................................    43,098    2,797,174       0.0%
    SJM Co., Ltd...............................................................    11,075       80,132       0.0%
*   SK Broadband Co., Ltd......................................................    86,418      386,308       0.0%
#   SK Chemicals Co., Ltd......................................................   197,961   12,857,155       0.1%
#   SK Gas, Ltd................................................................    55,589    4,977,221       0.0%
    SK Holdings Co., Ltd.......................................................   494,231   85,100,845       0.5%
#*  SK Innovation Co., Ltd.....................................................   690,901   75,622,504       0.4%
#   SK Networks Co., Ltd....................................................... 1,531,162   11,317,160       0.1%
#*  SK Securities Co., Ltd..................................................... 2,856,758    4,520,209       0.0%
    SKC Co., Ltd...............................................................   153,098    6,026,291       0.0%
    SL Corp....................................................................   165,623    2,890,693       0.0%
*   Solborn, Inc...............................................................     5,346       22,307       0.0%
#   Songwon Industrial Co., Ltd................................................   230,947    1,982,290       0.0%
*   Ssangyong Cement Industrial Co., Ltd.......................................   289,296    4,540,934       0.0%
#*  STS Semiconductor & Telecommunications.....................................   188,965      838,241       0.0%
#*  STX Engine Co., Ltd........................................................    36,709      187,880       0.0%
    Sun Kwang Co., Ltd.........................................................    20,098      441,490       0.0%
    Sunchang Corp..............................................................     2,276       23,299       0.0%
#   Sung Kwang Bend Co., Ltd...................................................    80,803    1,180,121       0.0%
#*  Sungchang Enterprise Holdings, Ltd.........................................    20,048      602,107       0.0%
#*  Sungshin Cement Co., Ltd...................................................   237,806    2,640,628       0.0%
    Sungwoo Hitech Co., Ltd....................................................   335,773    3,526,780       0.0%
#*  Synopex, Inc...............................................................   130,699      215,244       0.0%
#   Tae Kyung Industrial Co., Ltd..............................................   120,772      704,217       0.0%
    Taekwang Industrial Co., Ltd...............................................     4,983    5,576,038       0.0%
#*  Taewoong Co., Ltd..........................................................    64,031      979,333       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd...............................   574,534    3,213,936       0.0%
#   Tailim Packaging Industrial Co., Ltd.......................................   424,907    1,370,567       0.0%
#*  TK Chemical Corp...........................................................   554,448    1,191,982       0.0%
*   Tong Kook Corp.............................................................       607           --       0.0%
#   Tong Yang Moolsan Co., Ltd.................................................    72,180      535,904       0.0%
    Tongyang Life Insurance....................................................   419,573    5,769,614       0.0%
*   Top Engineering Co., Ltd...................................................    49,113      252,564       0.0%
#   TS Corp....................................................................    78,247    1,911,701       0.0%
#   Ubiquoss, Inc..............................................................    30,085      330,428       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
    Uju Electronics Co., Ltd...................................................     40,526 $      593,858       0.0%
#   Unid Co., Ltd..............................................................     49,107      2,956,190       0.0%
#   WillBes & Co. (The)........................................................    688,308      1,214,646       0.0%
    Wiscom Co., Ltd............................................................     32,980        179,560       0.0%
*   Woongjin Co., Ltd..........................................................      6,485         14,305       0.0%
#*  Woongjin Energy Co., Ltd...................................................    564,742        798,702       0.0%
*   Woongjin Thinkbig Co., Ltd.................................................    196,422      1,858,325       0.0%
#   Wooree ETI Co., Ltd........................................................     74,334        211,301       0.0%
    Woori Bank.................................................................  2,544,339     25,417,102       0.1%
#   Woori Bank Sponsored ADR...................................................      7,135        211,695       0.0%
#   WooSung Feed Co., Ltd......................................................    284,940        900,356       0.0%
    YESCO Co., Ltd.............................................................     30,550      1,042,968       0.0%
#   Yoosung Enterprise Co., Ltd................................................    159,554        822,788       0.0%
#   Youlchon Chemical Co., Ltd.................................................    159,540      1,813,202       0.0%
#   Young Poong Corp...........................................................      4,609      5,669,848       0.0%
*   Young Poong Mining & Construction Corp.....................................     18,030             --       0.0%
#   Young Poong Precision Corp.................................................    126,084      1,268,800       0.0%
    Youngone Holdings Co., Ltd.................................................      1,148        110,339       0.0%
#*  Yuanta Securities Korea Co., Ltd...........................................    298,286      1,962,379       0.0%
    YuHwa Securities Co., Ltd..................................................     28,274        410,809       0.0%
*   Zinus, Inc.................................................................      1,866         21,845       0.0%
                                                                                           --------------      ----
TOTAL SOUTH KOREA..............................................................             2,951,209,093      15.2%
                                                                                           --------------      ----
SPAIN -- (0.0%)
    Banco Santander SA Sponsored ADR...........................................  1,049,800      7,894,495       0.0%
TAIWAN -- (14.7%)
#   Ability Enterprise Co., Ltd................................................  3,942,000      2,249,202       0.0%
#   Accton Technology Corp.....................................................  8,825,156      4,581,928       0.0%
#*  Acer, Inc.................................................................. 42,657,109     27,893,948       0.2%
    ACES Electronic Co., Ltd...................................................  1,261,000      1,292,033       0.0%
#   ACHEM Technology Corp......................................................  3,422,318      2,074,858       0.0%
    Acter Co., Ltd.............................................................      4,000          9,709       0.0%
*   Action Electronics Co., Ltd................................................  2,355,084        463,063       0.0%
#*  Advanced Connectek, Inc....................................................  1,938,000        700,192       0.0%
    Advanced International Multitech Co., Ltd..................................    256,000        199,878       0.0%
#*  Advanced Wireless Semiconductor Co.........................................    145,000        303,036       0.0%
#*  AGV Products Corp..........................................................  7,525,701      2,007,445       0.0%
#   AimCore Technology Co., Ltd................................................    841,797        601,618       0.0%
    Alcor Micro Corp...........................................................    542,000        440,522       0.0%
#   Allis Electric Co., Ltd....................................................  1,250,000        407,654       0.0%
#   Alpha Networks, Inc........................................................  5,949,237      4,456,254       0.0%
#   Altek Corp.................................................................  4,392,365      4,814,637       0.0%
#   Ambassador Hotel (The).....................................................  1,179,000      1,095,837       0.0%
#   AMPOC Far-East Co., Ltd....................................................  1,772,000      1,846,959       0.0%
    AmTRAN Technology Co., Ltd................................................. 12,719,956      7,282,012       0.1%
    APCB, Inc..................................................................  2,454,000      1,606,403       0.0%
    Apex Science & Engineering.................................................    203,400         95,283       0.0%
#   Arcadyan Technology Corp...................................................  1,627,675      2,264,346       0.0%
    Ardentec Corp..............................................................  4,910,080      4,596,292       0.0%
*   Arima Communications Corp..................................................     86,000         31,571       0.0%
#   Asia Cement Corp........................................................... 25,106,589     31,747,292       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
#*  Asia Optical Co., Inc......................................................   4,215,290 $ 5,210,837       0.0%
#   Asia Plastic Recycling Holding, Ltd........................................     563,000     540,319       0.0%
#   Asia Polymer Corp..........................................................   4,756,478   3,510,347       0.0%
#   Asia Vital Components Co., Ltd.............................................   5,003,984   4,365,351       0.0%
    Asustek Computer, Inc......................................................     730,000   7,733,877       0.1%
#   AU Optronics Corp..........................................................  57,378,812  28,795,356       0.2%
#   AU Optronics Corp. Sponsored ADR...........................................   9,342,184  46,897,764       0.3%
    Audix Corp.................................................................   1,451,332   1,907,365       0.0%
#   Avermedia Technologies.....................................................   2,557,000   1,032,329       0.0%
#*  Avision, Inc...............................................................   1,540,555     443,206       0.0%
#   AVY Precision Technology, Inc..............................................     352,000     861,045       0.0%
    Bank of Kaohsiung Co., Ltd.................................................   5,929,211   1,943,567       0.0%
#   BES Engineering Corp.......................................................  25,179,443   6,190,133       0.1%
#   Biostar Microtech International Corp.......................................   2,636,055     811,078       0.0%
    Bright Led Electronics Corp................................................   1,832,000     921,744       0.0%
#   C Sun Manufacturing, Ltd...................................................   2,535,837   1,790,596       0.0%
#   Cameo Communications, Inc..................................................   2,551,197     536,986       0.0%
    Capital Securities Corp....................................................  27,539,447  10,188,078       0.1%
#   Career Technology MFG. Co., Ltd............................................   1,872,000   1,859,157       0.0%
    Carnival Industrial Corp...................................................   5,119,000   1,473,115       0.0%
#   Cathay Chemical Works......................................................     959,000     525,023       0.0%
#   Cathay Real Estate Development Co., Ltd....................................  14,314,421   8,979,518       0.1%
#   Celxpert Energy Corp.......................................................     262,000     178,940       0.0%
    Central Reinsurance Co., Ltd...............................................   2,562,016   1,488,480       0.0%
#   ChainQui Construction Development Co., Ltd.................................   1,382,173   1,115,571       0.0%
#   Champion Building Materials Co., Ltd.......................................   6,381,828   1,915,225       0.0%
#   Chang Hwa Commercial Bank..................................................  80,279,745  49,051,551       0.3%
#   Chang Wah Electromaterials, Inc............................................      23,000      69,026       0.0%
#   Channel Well Technology Co., Ltd...........................................   2,024,000   1,490,336       0.0%
#   Charoen Pokphand Enterprise................................................   3,207,750   2,967,172       0.0%
    Chen Full International Co., Ltd...........................................     827,000     985,809       0.0%
#   Cheng Loong Corp...........................................................  13,917,659   6,038,724       0.1%
#   Cheng Uei Precision Industry Co., Ltd......................................   6,647,635  13,072,290       0.1%
#   Chia Chang Co., Ltd........................................................   1,589,000   1,621,849       0.0%
#   Chia Hsin Cement Corp......................................................   7,374,191   3,416,257       0.0%
#   Chien Kuo Construction Co., Ltd............................................   4,979,247   1,958,255       0.0%
#   Chilisin Electronics Corp..................................................   1,515,452   3,027,340       0.0%
#   Chimei Materials Technology Corp...........................................     172,000     184,895       0.0%
    Chin-Poon Industrial Co., Ltd..............................................   6,084,815  11,697,360       0.1%
*   China Airlines, Ltd........................................................  46,539,353  24,749,039       0.1%
#   China Chemical & Pharmaceutical Co., Ltd...................................   4,286,264   2,881,140       0.0%
    China Development Financial Holding Corp................................... 172,437,734  71,842,849       0.4%
*   China Electric Manufacturing Corp..........................................   4,016,200   1,546,017       0.0%
#   China General Plastics Corp................................................   6,832,030   3,090,419       0.0%
#   China Glaze Co., Ltd.......................................................   2,312,363   1,097,518       0.0%
    China Life Insurance Co., Ltd..............................................  17,601,958  18,632,620       0.1%
#*  China Man-Made Fiber Corp..................................................  12,796,813   4,586,301       0.0%
    China Metal Products.......................................................   4,051,969   4,228,773       0.0%
#   China Motor Corp...........................................................  10,672,749   9,051,726       0.1%
#*  China Petrochemical Development Corp.......................................  30,268,397  11,365,390       0.1%
#   China Steel Corp...........................................................  10,710,320   8,996,212       0.1%
    China Steel Structure Co., Ltd.............................................   1,435,219   1,269,709       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    China Synthetic Rubber Corp................................................  8,076,711 $ 8,613,267       0.1%
*   China United Trust & Investment Corp.......................................    493,999          --       0.0%
*   China Wire & Cable Co., Ltd................................................  2,900,000   1,190,998       0.0%
    Chinese Maritime Transport, Ltd............................................  1,551,000   1,643,070       0.0%
    Chipbond Technology Corp...................................................    642,000   1,387,357       0.0%
    Chun YU Works & Co., Ltd...................................................  3,273,000   1,742,528       0.0%
    Chun Yuan Steel............................................................  6,454,287   2,453,634       0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.........................  5,843,250   4,193,338       0.0%
*   Chung Hung Steel Corp...................................................... 13,465,046   3,083,275       0.0%
#*  Chung Hwa Pulp Corp........................................................  6,701,011   2,409,330       0.0%
*   Chung Shing Textile Co., Ltd...............................................        600          --       0.0%
*   Chunghwa Picture Tubes, Ltd................................................ 55,899,412   2,350,845       0.0%
#   Clevo Co...................................................................    307,000     483,922       0.0%
#*  CMC Magnetics Corp......................................................... 52,168,830   6,477,977       0.1%
#*  CoAsia Microelectronics Corp...............................................    428,350     333,294       0.0%
#   Collins Co., Ltd...........................................................  2,349,224   1,140,234       0.0%
#   Compal Electronics, Inc.................................................... 71,122,332  64,751,428       0.4%
#   Compeq Manufacturing Co., Ltd.............................................. 20,781,000  13,153,914       0.1%
*   Compex International Co., Ltd..............................................     46,400          --       0.0%
#*  Concord Securities Corp....................................................  1,603,000     435,437       0.0%
#   Continental Holdings Corp..................................................  7,782,540   2,830,018       0.0%
#   Coretronic Corp............................................................  8,152,250  11,069,038       0.1%
#   Coxon Precise Industrial Co., Ltd..........................................  2,028,000   4,995,421       0.0%
#   Creative Sensor, Inc.......................................................    359,000     302,504       0.0%
*   Crystalwise Technology, Inc................................................     16,000      12,257       0.0%
#   CSBC Corp. Taiwan..........................................................  6,245,654   3,403,444       0.0%
    CTBC Financial Holding Co., Ltd............................................ 93,669,136  72,909,543       0.4%
#   D-Link Corp................................................................ 11,514,717   5,961,947       0.0%
    DA CIN Construction Co., Ltd...............................................  2,422,579   1,608,999       0.0%
#   Darfon Electronics Corp....................................................  5,758,950   3,549,505       0.0%
#*  Darwin Precisions Corp.....................................................  6,064,635   3,543,747       0.0%
#*  Delpha Construction Co., Ltd...............................................  3,043,016   1,884,892       0.0%
*   Der Pao Construction Co., Ltd..............................................  1,139,000          --       0.0%
#   DFI, Inc...................................................................    404,280     591,634       0.0%
#*  Dynamic Electronics Co., Ltd...............................................  4,558,324   1,853,851       0.0%
#*  E Ink Holdings, Inc........................................................  7,434,000   3,367,488       0.0%
#*  E-Ton Solar Tech Co., Ltd..................................................  3,730,443   1,950,385       0.0%
    E.Sun Financial Holding Co., Ltd........................................... 85,388,657  58,468,339       0.3%
#   Edimax Technology Co., Ltd.................................................  3,295,902   1,255,708       0.0%
#   Edison Opto Corp...........................................................  1,325,000   1,273,610       0.0%
#   Edom Technology Co., Ltd...................................................    243,580     224,867       0.0%
#   Elite Material Co., Ltd....................................................  4,332,905   7,223,246       0.1%
#   Elitegroup Computer Systems Co., Ltd.......................................  6,358,395   6,353,953       0.1%
*   Emerging Display Technologies Corp.........................................     45,000      11,221       0.0%
#   ENG Electric Co., Ltd......................................................  1,185,000     896,155       0.0%
#   EnTie Commercial Bank Co., Ltd.............................................  2,271,232   1,240,186       0.0%
*   Entire Technology Co., Ltd.................................................     31,000      21,740       0.0%
*   Episil Holdings, Inc.......................................................  2,006,500     904,626       0.0%
#   Epistar Corp............................................................... 16,021,869  25,026,710       0.1%
    Eternal Materials Co., Ltd.................................................  1,678,900   1,915,837       0.0%
#*  Etron Technology, Inc......................................................    663,000     384,479       0.0%
*   Eva Airways Corp...........................................................  7,531,999   5,937,425       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
TAIWAN -- (Continued)
*   Ever Fortune Industrial Co., Ltd...........................................     409,000 $         --       0.0%
#   Everest Textile Co., Ltd...................................................   3,936,002    2,299,676       0.0%
    Evergreen International Storage & Transport Corp...........................   9,778,000    5,709,845       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.........................................  23,360,998   15,891,417       0.1%
    Excelsior Medical Co., Ltd.................................................   1,431,200    2,405,555       0.0%
#   Far Eastern Department Stores, Ltd.........................................   7,117,445    5,720,231       0.0%
#   Far Eastern International Bank.............................................  28,354,052   10,459,140       0.1%
    Far Eastern New Century Corp...............................................   3,586,440    3,939,382       0.0%
*   Farglory F T Z Investment Holding Co., Ltd.................................   1,314,000      786,523       0.0%
#   Farglory Land Development Co., Ltd.........................................   1,389,264    1,658,687       0.0%
#   Federal Corp...............................................................   7,536,979    4,447,120       0.0%
    Feng Hsin Iron & Steel Co..................................................     175,000      238,070       0.0%
    First Copper Technology Co., Ltd...........................................   3,499,750    1,147,075       0.0%
#   First Financial Holding Co., Ltd........................................... 123,940,630   77,919,215       0.4%
#   First Hotel................................................................   1,387,585    1,020,568       0.0%
#   First Insurance Co, Ltd. (The).............................................   4,017,064    2,006,387       0.0%
#*  First Steamship Co., Ltd...................................................   5,504,173    3,064,918       0.0%
#   Formosa Advanced Technologies Co., Ltd.....................................   2,107,000    1,698,503       0.0%
    Formosa Chemicals & Fibre Corp.............................................     198,000      504,536       0.0%
#   Formosa Oilseed Processing Co., Ltd........................................     834,977      546,229       0.0%
    Formosa Taffeta Co., Ltd...................................................  10,729,511   12,763,892       0.1%
    Formosan Rubber Group, Inc.................................................   8,194,000    8,790,412       0.1%
#   Formosan Union Chemical....................................................   2,853,034    1,248,577       0.0%
    Fortune Electric Co., Ltd..................................................     436,000      243,664       0.0%
    Founding Construction & Development Co., Ltd...............................   3,247,097    2,235,723       0.0%
    Foxconn Technology Co., Ltd................................................   3,345,900    9,535,943       0.1%
#   Foxlink Image Technology Co., Ltd..........................................   1,582,000    1,136,503       0.0%
#*  Froch Enterprise Co., Ltd..................................................   2,542,000    1,154,791       0.0%
    FSP Technology, Inc........................................................   2,483,283    2,077,964       0.0%
    Fubon Financial Holding Co., Ltd...........................................  90,414,471  194,441,297       1.0%
    Fullerton Technology Co., Ltd..............................................   1,663,200    1,454,581       0.0%
#   Fulltech Fiber Glass Corp..................................................   5,082,690    2,265,489       0.0%
    Fwusow Industry Co., Ltd...................................................   2,776,995    1,409,856       0.0%
#   G Shank Enterprise Co., Ltd................................................   2,168,902    1,972,924       0.0%
#*  G Tech Optoelectronics Corp................................................     476,000      415,850       0.0%
#   Gallant Precision Machining Co., Ltd.......................................     658,000      278,755       0.0%
#   Gemtek Technology Corp.....................................................   6,366,962    4,707,662       0.0%
#*  Genesis Photonics, Inc.....................................................   3,811,810    1,832,674       0.0%
#*  Genius Electronic Optical Co., Ltd.........................................     860,000    2,450,585       0.0%
    Getac Technology Corp......................................................   8,342,065    5,122,434       0.0%
#*  Giantplus Technology Co., Ltd..............................................   2,198,100      771,365       0.0%
#   Giga Solution Tech Co., Ltd................................................   1,216,000      882,460       0.0%
#   Gigabyte Technology Co., Ltd...............................................   9,308,287   11,294,684       0.1%
#*  Gigastorage Corp...........................................................   3,936,600    3,436,332       0.0%
#*  Gintech Energy Corp........................................................   7,056,942    4,506,418       0.0%
#*  Global Brands Manufacture, Ltd.............................................   5,083,951    1,563,192       0.0%
#   Global Lighting Technologies, Inc..........................................   1,001,000    1,455,774       0.0%
*   Globalwafers Co., Ltd......................................................     363,582    1,126,737       0.0%
    Globe Union Industrial Corp................................................   2,999,625    1,509,251       0.0%
#   Gloria Material Technology Corp............................................   6,256,150    4,662,997       0.0%
#*  Gold Circuit Electronics, Ltd..............................................   8,144,965    4,077,018       0.0%
#*  Goldsun Development & Construction Co., Ltd................................  23,939,261    8,164,319       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
    Good Will Instrument Co., Ltd..............................................     501,358 $   333,421       0.0%
#   Grand Pacific Petrochemical................................................  17,166,000  11,005,868       0.1%
    Great China Metal Industry.................................................     884,000     969,044       0.0%
#   Great Wall Enterprise Co., Ltd.............................................   7,920,597   6,460,824       0.1%
#*  Green Energy Technology, Inc...............................................   4,747,880   3,033,717       0.0%
#*  GTM Holdings Corp..........................................................   2,132,000   1,246,724       0.0%
#*  Hannstar Board Corp........................................................   5,082,635   2,217,606       0.0%
#   HannStar Display Corp......................................................  55,492,435  11,205,922       0.1%
*   HannsTouch Solution, Inc...................................................   1,163,000     236,565       0.0%
#   Harvatek Corp..............................................................   3,454,459   1,980,165       0.0%
*   Helix Technology, Inc......................................................      29,585          --       0.0%
#   Hey Song Corp..............................................................   2,933,500   3,690,806       0.0%
*   HiTi Digital, Inc..........................................................     128,000      58,261       0.0%
#   Hitron Technology, Inc.....................................................   3,677,525   1,905,409       0.0%
#*  Ho Tung Chemical Corp......................................................  14,069,004   4,066,306       0.0%
#   Hocheng Corp...............................................................   4,577,300   1,551,954       0.0%
*   Hold-Key Electric Wire & Cable Co., Ltd....................................     118,124      34,003       0.0%
    Holy Stone Enterprise Co., Ltd.............................................   3,208,650   4,573,217       0.0%
#   Hong TAI Electric Industrial...............................................   3,503,000   1,216,320       0.0%
#   Horizon Securities Co., Ltd................................................   5,996,000   1,820,382       0.0%
#   Hsin Kuang Steel Co., Ltd..................................................   4,316,124   2,600,466       0.0%
    Hsing TA Cement Co.........................................................   2,071,980     939,764       0.0%
#*  HTC Corp...................................................................   1,703,000   7,011,651       0.1%
    HUA ENG Wire & Cable.......................................................   7,339,035   2,394,549       0.0%
    Hua Nan Financial Holdings Co., Ltd........................................  53,408,002  32,807,074       0.2%
*   Hualon Corp................................................................     257,040          --       0.0%
#   Huang Hsiang Construction Corp.............................................      86,000     124,215       0.0%
#   Hung Ching Development & Construction Co., Ltd.............................   1,987,468   1,517,187       0.0%
    Hung Poo Real Estate Development Corp......................................   3,643,655   3,243,060       0.0%
    Hung Sheng Construction Co., Ltd...........................................   6,308,892   4,524,567       0.0%
    Huxen Corp.................................................................     429,281     651,399       0.0%
#   Hwacom Systems, Inc........................................................     333,000     169,100       0.0%
#   I-Chiun Precision Industry Co., Ltd........................................   3,240,000   1,888,470       0.0%
#   Ichia Technologies, Inc....................................................     831,260     705,288       0.0%
    Ideal Bike Corp............................................................      80,271      44,923       0.0%
    Infortrend Technology, Inc.................................................   1,042,000     610,050       0.0%
#   Innolux Corp............................................................... 139,949,544  72,191,121       0.4%
#   Inpaq Technology Co., Ltd..................................................     261,000     330,934       0.0%
    Inventec Corp..............................................................  29,516,277  20,829,676       0.1%
#   ITE Technology, Inc........................................................   1,923,479   2,433,205       0.0%
    ITEQ Corp..................................................................     208,000     172,703       0.0%
#*  J Touch Corp...............................................................     445,100     243,153       0.0%
#   Jess-Link Products Co., Ltd................................................   1,313,000   1,615,138       0.0%
    Jih Sun Financial Holdings Co., Ltd........................................   5,693,133   1,696,762       0.0%
#   K Laser Technology, Inc....................................................   2,211,601   1,087,701       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.........................................   1,687,078     736,139       0.0%
#   Kaulin Manufacturing Co., Ltd..............................................   2,570,656   1,856,075       0.0%
    KEE TAI Properties Co., Ltd................................................   1,327,000     870,015       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.....................................   1,624,000     739,156       0.0%
    Kindom Construction Corp...................................................   4,462,000   4,026,492       0.0%
#   King Yuan Electronics Co., Ltd.............................................  20,284,805  18,439,261       0.1%
    King's Town Bank Co., Ltd..................................................  11,939,012  12,236,633       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
TAIWAN -- (Continued)
*   King's Town Construction Co., Ltd..........................................      90,000 $     80,071       0.0%
#   Kinko Optical Co., Ltd.....................................................   1,464,000      999,335       0.0%
#*  Kinpo Electronics..........................................................  19,097,375    8,196,354       0.1%
    KS Terminals, Inc..........................................................     745,880    1,051,259       0.0%
#   Kung Sing Engineering Corp.................................................   3,301,000    1,249,368       0.0%
    Kuoyang Construction Co., Ltd..............................................   7,664,840    3,678,035       0.0%
#   Kwong Fong Industries Corp.................................................   3,131,720    1,846,528       0.0%
    KYE Systems Corp...........................................................   4,187,376    1,562,326       0.0%
#   L&K Engineering Co., Ltd...................................................   2,019,000    1,521,155       0.0%
#   LAN FA Textile.............................................................   3,158,713    1,536,945       0.0%
#   LCY Chemical Corp..........................................................     797,000      521,361       0.0%
#   Leader Electronics, Inc....................................................   2,094,056      872,125       0.0%
*   Lealea Enterprise Co., Ltd.................................................  13,057,941    4,749,727       0.0%
#   Ledtech Electronics Corp...................................................     660,000      331,609       0.0%
#   LEE CHI Enterprises Co., Ltd...............................................   3,466,900    1,694,456       0.0%
#   Lelon Electronics Corp.....................................................     315,200      394,532       0.0%
#*  Leofoo Development Co......................................................   5,109,774    2,015,059       0.0%
*   LES Enphants Co., Ltd......................................................     877,000      477,482       0.0%
#   Lextar Electronics Corp....................................................   4,894,000    4,422,480       0.0%
#*  Li Peng Enterprise Co., Ltd................................................  10,180,173    3,762,994       0.0%
    Lien Hwa Industrial Corp...................................................   8,198,990    5,651,538       0.0%
#   Lingsen Precision Industries, Ltd..........................................   6,583,480    3,000,073       0.0%
#   Lite-On Semiconductor Corp.................................................   3,366,729    2,687,984       0.0%
    Lite-On Technology Corp....................................................  30,876,265   39,011,600       0.2%
#   Long Chen Paper Co., Ltd...................................................   9,059,098    4,002,895       0.0%
#   Longwell Co................................................................   1,537,000    1,494,628       0.0%
#   Lotes Co., Ltd.............................................................     634,000    2,616,412       0.0%
#   Lucky Cement Corp..........................................................   3,294,000    1,192,247       0.0%
#*  Macronix International.....................................................  71,233,913   17,262,827       0.1%
#   Marketech International Corp...............................................   1,948,000    1,810,664       0.0%
#   Masterlink Securities Corp.................................................  16,836,644    6,278,492       0.1%
    Mayer Steel Pipe Corp......................................................   2,501,456    1,213,490       0.0%
#   Maywufa Co., Ltd...........................................................     252,070      124,985       0.0%
#   Mega Financial Holding Co., Ltd............................................ 126,853,915  112,831,567       0.6%
*   Megamedia Corp.............................................................         782           --       0.0%
    Meiloon Industrial Co......................................................   1,319,084      623,439       0.0%
#   Mercuries & Associates Holding, Ltd........................................   1,524,937    1,062,807       0.0%
#*  Mercuries Life Insurance Co., Ltd..........................................   1,466,206      900,711       0.0%
#   Micro-Star International Co., Ltd..........................................  14,030,985   16,745,646       0.1%
#*  Microelectronics Technology, Inc...........................................     689,826      279,998       0.0%
#   Mirle Automation Corp......................................................     565,550      551,791       0.0%
#   Mitac Holdings Corp........................................................   8,868,725    7,233,830       0.1%
#*  Mosel Vitelic, Inc.........................................................   3,677,506      608,498       0.0%
#   Motech Industries, Inc.....................................................   2,452,000    3,142,748       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd....................................   1,652,000      653,320       0.0%
#*  Nan Ya Printed Circuit Board Corp..........................................   3,275,000    5,830,467       0.0%
#   Nantex Industry Co., Ltd...................................................   2,492,716    1,779,559       0.0%
#   Neo Solar Power Corp.......................................................   2,719,774    2,437,290       0.0%
    New Asia Construction & Development Corp...................................   1,810,304      496,658       0.0%
    New Era Electronics Co., Ltd...............................................     203,000      201,319       0.0%
#   Newmax Technology Co., Ltd.................................................     242,000      228,393       0.0%
    Nien Hsing Textile Co., Ltd................................................   4,491,721    4,204,116       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Nishoku Technology, Inc....................................................     268,000 $   401,451       0.0%
*   O-TA Precision Industry Co., Ltd...........................................      24,000      14,566       0.0%
*   Ocean Plastics Co., Ltd....................................................     161,000     201,098       0.0%
*   Optimax Technology Corp....................................................   1,085,597     441,966       0.0%
#   OptoTech Corp..............................................................   9,532,000   4,332,816       0.0%
    Oriental Union Chemical Corp...............................................      54,000      48,336       0.0%
    Pacific Construction Co....................................................   2,529,452   1,186,986       0.0%
#*  Pan Jit International, Inc.................................................   6,047,837   2,710,382       0.0%
#   Pan-International Industrial Corp..........................................   4,695,444   2,858,040       0.0%
#   Paragon Technologies Co., Ltd..............................................   1,037,191   1,839,426       0.0%
#   Pegatron Corp..............................................................  27,193,998  80,560,869       0.4%
#   Phihong Technology Co., Ltd................................................   3,860,320   2,006,063       0.0%
#   Pixart Imaging, Inc........................................................      48,000     146,298       0.0%
#*  Plotech Co., Ltd...........................................................     760,282     299,828       0.0%
#   Portwell, Inc..............................................................     862,000   1,532,953       0.0%
*   Potrans Electrical Corp....................................................   1,139,000          --       0.0%
    Pou Chen Corp..............................................................  24,985,550  35,013,575       0.2%
*   Powercom Co., Ltd..........................................................     513,500      66,791       0.0%
*   Powertech Industrial Co., Ltd..............................................     193,000     116,229       0.0%
#   Powertech Technology, Inc..................................................  12,247,000  22,610,688       0.1%
#   President Securities Corp..................................................  12,690,992   7,589,121       0.1%
    Prime Electronics Satellitics, Inc.........................................     524,000     195,034       0.0%
    Prince Housing & Development Corp..........................................   4,426,018   1,911,628       0.0%
*   Prodisc Technology, Inc....................................................   6,185,157          --       0.0%
#*  Qisda Corp.................................................................  27,863,171  12,164,894       0.1%
    Qualipoly Chemical Corp....................................................     143,000     146,226       0.0%
#   Quanta Storage, Inc........................................................   2,413,000   2,577,645       0.0%
#*  Quintain Steel Co., Ltd....................................................   5,893,629   1,086,738       0.0%
#   Radium Life Tech Co., Ltd..................................................   9,283,455   4,833,236       0.0%
#   Ralec Electronic Corp......................................................     526,087   1,117,599       0.0%
#   Rich Development Co., Ltd..................................................   6,959,054   2,994,231       0.0%
#*  Ritek Corp.................................................................  46,015,622   4,688,321       0.0%
#   Rotam Global Agrosciences, Ltd.............................................     134,693     214,103       0.0%
#   Ruentex Development Co., Ltd...............................................   1,226,000   2,178,796       0.0%
#   Ruentex Industries, Ltd....................................................   1,422,000   3,491,415       0.0%
*   Sainfoin Technology Corp...................................................     835,498          --       0.0%
#   Sampo Corp.................................................................   9,863,925   4,472,373       0.0%
*   Sanyang Motor Co., Ltd.....................................................   1,804,624   1,601,404       0.0%
    SDI Corp...................................................................     346,000     462,814       0.0%
#   Sesoda Corp................................................................   1,100,768   1,592,376       0.0%
    Shan-Loong Transportation Co., Ltd.........................................      66,000      52,985       0.0%
    Sheng Yu Steel Co., Ltd....................................................   1,935,000   1,386,669       0.0%
#   ShenMao Technology, Inc....................................................   1,267,000   1,352,331       0.0%
#   Shih Her Technologies, Inc.................................................     411,000     678,970       0.0%
    Shih Wei Navigation Co., Ltd...............................................   2,811,718   1,645,533       0.0%
#   Shihlin Electric & Engineering Corp........................................   4,470,000   6,040,742       0.1%
#   Shin Kong Financial Holding Co., Ltd....................................... 133,919,146  43,432,800       0.2%
    Shin Zu Shing Co., Ltd.....................................................   1,123,000   3,109,917       0.0%
#   Shinkong Insurance Co., Ltd................................................   3,610,412   2,910,782       0.0%
#   Shinkong Synthetic Fibers Corp.............................................  27,670,754  10,052,847       0.1%
#   Shuttle, Inc...............................................................   4,646,015   1,308,532       0.0%
#   Sigurd Microelectronics Corp...............................................   6,663,047   6,292,689       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
#*  Silicon Integrated Systems Corp............................................   5,609,165 $ 1,523,022       0.0%
#   Silitech Technology Corp...................................................   1,114,803     851,631       0.0%
    Sincere Navigation Corp....................................................   4,946,740   3,937,556       0.0%
    Singatron Enterprise Co., Ltd..............................................      63,000      22,825       0.0%
    Sinkang Industries Co., Ltd................................................     699,557     256,184       0.0%
#   Sino-American Silicon Products, Inc........................................   7,775,000  11,437,762       0.1%
#   Sinon Corp.................................................................   6,282,877   3,626,451       0.0%
#   SinoPac Financial Holdings Co., Ltd........................................ 132,040,317  59,848,293       0.3%
#   Siward Crystal Technology Co., Ltd.........................................   2,520,875   1,862,307       0.0%
    Solar Applied Materials Technology Co......................................   1,852,000   1,620,637       0.0%
#*  Solartech Energy Corp......................................................   4,202,165   2,789,201       0.0%
    Solomon Technology Corp....................................................   1,254,590     824,239       0.0%
#*  Solytech Enterprise Corp...................................................   3,043,000     835,970       0.0%
    Southeast Cement Co., Ltd..................................................   3,365,700   1,923,790       0.0%
#   Spirox Corp................................................................     631,661     449,620       0.0%
    Stark Technology, Inc......................................................   2,259,200   2,214,071       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.............................   1,202,421     852,416       0.0%
#*  Sunplus Technology Co., Ltd................................................   8,214,620   4,042,536       0.0%
#   Sunrex Technology Corp.....................................................   1,840,000   1,135,018       0.0%
#   Supreme Electronics Co., Ltd...............................................   4,154,260   2,267,246       0.0%
#   Sweeten Construction Co., Ltd..............................................   1,296,256     799,527       0.0%
#   Sysage Technology Co., Ltd.................................................      96,950     102,273       0.0%
#   Systex Corp................................................................     801,801   1,545,023       0.0%
#   T-Mac Techvest PCB Co., Ltd................................................   1,603,000     869,049       0.0%
#   TA Chen Stainless Pipe.....................................................   8,527,281   5,749,979       0.0%
#*  Ta Chong Bank, Ltd.........................................................  31,010,870  11,117,317       0.1%
#   Ta Chong Securities Co., Ltd...............................................     260,000     108,211       0.0%
    Ta Ya Electric Wire & Cable................................................   6,888,329   1,454,068       0.0%
#   TA-I Technology Co., Ltd...................................................   2,110,084   1,180,942       0.0%
    Tah Hsin Industrial Corp...................................................   1,477,900   1,361,949       0.0%
    TAI Roun Products Co., Ltd.................................................      63,000      22,411       0.0%
#   Taichung Commercial Bank Co., Ltd..........................................  31,222,991  11,155,242       0.1%
#   Tainan Enterprises Co., Ltd................................................   1,803,183   1,945,509       0.0%
#   Tainan Spinning Co., Ltd...................................................  18,021,996  10,455,263       0.1%
#   Taishin Financial Holding Co., Ltd......................................... 136,730,491  62,592,568       0.3%
#*  Taisun Enterprise Co., Ltd.................................................   1,776,410     744,137       0.0%
#*  Taita Chemical Co., Ltd....................................................   2,270,864     684,177       0.0%
*   Taiwan Business Bank.......................................................  55,341,410  18,221,610       0.1%
    Taiwan Calsonic Co., Ltd...................................................      48,000      34,846       0.0%
    Taiwan Cement Corp.........................................................  45,114,440  64,069,935       0.3%
#   Taiwan Cogeneration Corp...................................................   2,893,333   2,858,942       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.............................. 100,080,690  53,996,826       0.3%
#   Taiwan Fertilizer Co., Ltd.................................................   3,793,000   6,976,039       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd....................................   1,235,000     973,371       0.0%
*   Taiwan Flourescent Lamp Co., Ltd...........................................     756,000          --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd........................................   2,128,000   2,712,657       0.0%
    Taiwan Glass Industry Corp.................................................   9,574,710   6,862,796       0.1%
#   Taiwan Hon Chuan Enterprise Co., Ltd.......................................     126,932     236,203       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd..............................   1,508,000     944,542       0.0%
*   Taiwan Kolin Co., Ltd......................................................   5,797,000          --       0.0%
#   Taiwan Land Development Corp...............................................  11,211,235   5,832,036       0.0%
#*  Taiwan Life Insurance Co., Ltd.............................................     886,419     833,618       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
TAIWAN -- (Continued)
    Taiwan Line Tek Electronic.................................................      76,640 $     56,855       0.0%
    Taiwan Mask Corp...........................................................   3,154,250    1,033,218       0.0%
    Taiwan Navigation Co., Ltd.................................................   1,428,000      947,585       0.0%
#   Taiwan PCB Techvest Co., Ltd...............................................   3,609,946    5,866,545       0.0%
#*  Taiwan Prosperity Chemical Corp............................................     974,000      793,922       0.0%
#*  Taiwan Pulp & Paper Corp...................................................   7,065,660    2,641,296       0.0%
#   Taiwan Sakura Corp.........................................................   2,890,472    2,240,222       0.0%
#   Taiwan Semiconductor Co., Ltd..............................................   2,380,000    2,505,277       0.0%
    Taiwan Styrene Monomer.....................................................   4,652,647    2,255,772       0.0%
#   Taiwan Surface Mounting Technology Co., Ltd................................   2,680,944    3,547,382       0.0%
#   Taiwan TEA Corp............................................................  11,811,092    6,718,373       0.1%
#   Taiwan Union Technology Corp...............................................   3,462,000    3,080,805       0.0%
#   Taiyen Biotech Co., Ltd....................................................   2,363,217    2,046,626       0.0%
#*  Tatung Co., Ltd............................................................  37,430,342    9,925,108       0.1%
#   Te Chang Construction Co., Ltd.............................................      90,300       81,983       0.0%
    Teco Electric and Machinery Co., Ltd.......................................  31,716,725   30,794,103       0.2%
*   Tecom Co., Ltd.............................................................      71,753        4,683       0.0%
#*  Tekcore Co., Ltd...........................................................     399,000      108,104       0.0%
    Test-Rite International Co., Ltd...........................................     737,266      504,084       0.0%
#   Tex-Ray Industrial Co., Ltd................................................     444,000      215,238       0.0%
#   ThaiLin Semiconductor Corp.................................................   1,139,000      930,699       0.0%
#   Thinking Electronic Industrial Co., Ltd....................................   1,293,000    1,843,793       0.0%
    Ton Yi Industrial Corp.....................................................   2,150,600    1,694,088       0.0%
    Tong Yang Industry Co., Ltd................................................   5,888,228    6,978,308       0.1%
    Tong-Tai Machine & Tool Co., Ltd...........................................   3,432,792    3,243,763       0.0%
    Topco Scientific Co., Ltd..................................................     719,589    1,475,711       0.0%
#   Topoint Technology Co., Ltd................................................   2,564,288    2,435,363       0.0%
#   TPK Holding Co., Ltd.......................................................   1,344,000    8,348,840       0.1%
    Transasia Airways Corp.....................................................     940,000      348,421       0.0%
#   Tripod Technology Corp.....................................................   1,780,000    3,477,172       0.0%
    Tsann Kuen Enterprise Co., Ltd.............................................      58,000       58,083       0.0%
#   Tung Ho Steel Enterprise Corp..............................................  12,887,274   10,068,263       0.1%
#   Tung Ho Textile Co., Ltd...................................................   2,454,000      697,900       0.0%
    TXC Corp...................................................................     337,000      437,414       0.0%
#*  TYC Brother Industrial Co., Ltd............................................   2,570,723    1,864,393       0.0%
#*  Tycoons Group Enterprise...................................................   7,958,938    1,509,551       0.0%
*   Tyntek Corp................................................................   1,994,097    1,084,410       0.0%
#*  U-Tech Media Corp..........................................................   1,946,799      421,396       0.0%
    Unic Technology Corp.......................................................      36,361       14,085       0.0%
#   Unimicron Technology Corp..................................................  23,447,363   13,956,905       0.1%
#*  Union Bank Of Taiwan.......................................................  12,347,526    4,428,867       0.0%
#   Unitech Computer Co., Ltd..................................................   1,682,739    1,117,309       0.0%
#   Unitech Printed Circuit Board Corp.........................................  10,230,281    4,628,318       0.0%
    United Integrated Services Co., Ltd........................................   1,651,000    1,913,714       0.0%
#   United Microelectronics Corp............................................... 213,043,681  102,073,154       0.5%
    Unity Opto Technology Co., Ltd.............................................      98,000      106,063       0.0%
#   Universal Cement Corp......................................................   6,194,642    6,619,177       0.1%
#   Unizyx Holding Corp........................................................   6,393,000    3,367,500       0.0%
    UPC Technology Corp........................................................  12,783,746    5,040,820       0.0%
#   USI Corp...................................................................   6,761,691    3,647,281       0.0%
#   Ve Wong Corp...............................................................   1,616,806    1,264,264       0.0%
    Viking Tech Corp...........................................................      86,000       71,436       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                             PERCENTAGE
                                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                                ----------- -------------- ---------------
TAIWAN -- (Continued)
#*  Wafer Works Corp...........................................................   5,693,418 $    2,366,639       0.0%
    Wah Hong Industrial Corp...................................................     395,516        373,146       0.0%
#   Wah Lee Industrial Corp....................................................   2,011,000      3,760,728       0.0%
#*  Walsin Lihwa Corp..........................................................  50,596,412     14,927,599       0.1%
#*  Walsin Technology Corp.....................................................  10,131,230      4,666,579       0.0%
#   Walton Advanced Engineering, Inc...........................................   5,170,853      2,085,991       0.0%
    Wan Hai Lines, Ltd.........................................................   8,992,000      9,970,021       0.1%
*   WAN HWA Enterprise Co......................................................          --             --       0.0%
#   Waterland Financial Holdings Co., Ltd......................................  31,195,094      9,396,839       0.1%
#*  Ways Technical Corp., Ltd..................................................      70,000         50,015       0.0%
#*  Wei Mon Industry Co., Ltd..................................................   3,885,691      1,086,963       0.0%
#   Weikeng Industrial Co., Ltd................................................   1,884,550      1,426,547       0.0%
#   Well Shin Technology Co., Ltd..............................................   1,070,080      1,709,821       0.0%
#*  Wha Yu Industrial Co., Ltd.................................................     333,000        132,284       0.0%
#   Win Semiconductors Corp....................................................   6,652,000      8,623,401       0.1%
#*  Winbond Electronics Corp...................................................  52,385,885     17,342,157       0.1%
*   Wintek Corp................................................................  20,783,484        931,409       0.0%
#   Wisdom Marine Lines Co., Ltd...............................................   1,607,326      2,109,295       0.0%
#   Wistron Corp...............................................................  38,341,608     32,617,755       0.2%
#   WPG Holdings, Ltd..........................................................     515,092        644,423       0.0%
#   WT Microelectronics Co., Ltd...............................................   5,472,686      8,612,136       0.1%
    WUS Printed Circuit Co., Ltd...............................................   5,181,928      3,878,714       0.0%
#   Yageo Corp.................................................................   7,801,574     16,041,047       0.1%
*   Yang Ming Marine Transport Corp............................................  17,974,676      9,409,726       0.1%
#   YC Co., Ltd................................................................   6,163,104      3,029,032       0.0%
#   YC INOX Co., Ltd...........................................................   4,719,667      3,840,579       0.0%
#   YeaShin International Development Co., Ltd.................................     286,830        173,390       0.0%
#   YFY, Inc...................................................................  19,386,847      8,235,639       0.1%
#   Yi Jinn Industrial Co., Ltd................................................   3,841,936      1,320,575       0.0%
#   Yieh Phui Enterprise Co., Ltd..............................................  17,378,199      5,470,267       0.0%
#*  Young Fast Optoelectronics Co., Ltd........................................   2,247,000      1,246,699       0.0%
#   Youngtek Electronics Corp..................................................     754,116      1,654,756       0.0%
    Yuanta Financial Holding Co., Ltd.......................................... 137,814,770     80,102,245       0.4%
#   Yulon Motor Co., Ltd.......................................................  13,441,572     17,540,164       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd............................     243,687        714,438       0.0%
#   Zenitron Corp..............................................................   3,226,000      2,089,349       0.0%
#   Zig Sheng Industrial Co., Ltd..............................................   8,536,352      3,075,615       0.0%
    Zinwell Corp...............................................................   2,087,000      2,035,479       0.0%
#   ZongTai Real Estate Development Co., Ltd...................................     152,000        104,134       0.0%
                                                                                            --------------      ----
TOTAL TAIWAN...................................................................              3,053,993,204      15.7%
                                                                                            --------------      ----
THAILAND -- (2.8%)
    AAPICO Hitech PCL(B013KZ2).................................................      63,300         28,227       0.0%
    AAPICO Hitech PCL(B013L48).................................................     681,760        304,016       0.0%
*   AJ Plast PCL...............................................................   2,031,400        514,551       0.0%
    AP Thailand PCL............................................................  33,461,930      7,460,797       0.1%
    Asia Plus Group Holdings Securities........................................   8,446,100      1,009,484       0.0%
    Bangchak Petroleum PCL (The)...............................................   9,705,000     10,451,312       0.1%
    Bangkok Bank PCL(6077019)..................................................     772,000      4,344,183       0.0%
    Bangkok Bank PCL(6368360)..................................................   3,941,700     22,120,871       0.1%
    Bangkok Expressway PCL.....................................................   6,172,300      7,302,281       0.1%
    Bangkok Insurance PCL......................................................     212,828      2,362,962       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
THAILAND -- (Continued)
    Bangkok Land PCL........................................................... 109,091,100 $  5,063,230       0.0%
    Banpu PCL..................................................................  19,317,500   16,994,009       0.1%
    Cal-Comp Electronics Thailand PCL..........................................  31,735,414    3,523,483       0.0%
    Charoen Pokphand Foods PCL.................................................  11,522,900    7,794,954       0.1%
    Charoong Thai Wire & Cable PCL.............................................   1,255,800      379,045       0.0%
    Delta Electronics Thailand PCL.............................................   2,235,000    5,661,232       0.0%
    Eastern Water Resources Development and Management PCL.....................   4,778,300    1,608,953       0.0%
*   Esso Thailand PCL..........................................................  20,984,400    4,137,679       0.0%
*   G J Steel PCL.............................................................. 537,140,250      814,713       0.0%
*   G Steel PCL................................................................  31,003,000      103,453       0.0%
    Hana Microelectronics PCL..................................................   5,180,100    6,992,703       0.1%
    ICC International PCL......................................................   2,670,100    3,219,672       0.0%
    Indorama Ventures PCL......................................................   5,093,500    3,816,455       0.0%
    IRPC PCL................................................................... 134,461,600   18,763,032       0.1%
    Kang Yong Electric PCL.....................................................       6,600       62,066       0.0%
    KGI Securities Thailand PCL................................................  20,354,800    2,173,484       0.0%
    Khon Kaen Sugar Industry PCL...............................................   1,603,720      236,435       0.0%
    Kiatnakin Bank PCL.........................................................   5,785,100    6,493,211       0.0%
    Krung Thai Bank PCL........................................................  61,213,400   37,138,420       0.2%
    Laguna Resorts & Hotels PCL................................................   1,022,500      845,234       0.0%
    Lanna Resources PCL........................................................     846,100      323,399       0.0%
    LH Financial Group PCL.....................................................  12,542,446      684,860       0.0%
    MBK PCL....................................................................     266,100      114,625       0.0%
    MCOT PCL...................................................................   1,046,600      450,833       0.0%
    MK Real Estate Development PCL.............................................   3,169,600      548,058       0.0%
*   Nation Multimedia Group PCL................................................   3,462,900      194,338       0.0%
*   Polyplex Thailand PCL......................................................   2,762,900      880,038       0.0%
    Precious Shipping PCL......................................................   8,829,100    3,642,523       0.0%
*   Property Perfect PCL.......................................................  28,007,500      917,582       0.0%
    PTT Exploration & Production PCL...........................................   7,636,500   27,103,610       0.2%
    PTT Global Chemical PCL....................................................  27,515,741   53,629,193       0.3%
    PTT PCL....................................................................  17,737,200  191,549,923       1.0%
    Quality Houses PCL.........................................................  10,281,297      966,844       0.0%
    Regional Container Lines PCL...............................................   5,282,500    1,602,457       0.0%
    Saha Pathana Inter-Holding PCL.............................................   2,801,300    2,188,184       0.0%
    Saha Pathanapibul PCL......................................................   1,594,833    2,019,848       0.0%
    Saha-Union PCL.............................................................   2,963,700    3,416,369       0.0%
*   Sahaviriya Steel Industries PCL............................................ 103,899,940      693,402       0.0%
    Sansiri PCL................................................................  93,363,466    5,352,858       0.0%
    SC Asset Corp PCL..........................................................  33,422,653    3,487,757       0.0%
    Siam Future Development PCL................................................   6,903,746    1,193,731       0.0%
    Siamgas & Petrochemicals PCL...............................................   5,773,900    2,154,375       0.0%
    Somboon Advance Technology PCL.............................................   3,436,300    1,970,152       0.0%
    Sri Ayudhya Capital PCL....................................................      85,100       94,871       0.0%
    Sri Trang Agro-Industry PCL................................................   8,629,800    3,377,049       0.0%
    Srithai Superware PCL......................................................  21,358,000    1,645,664       0.0%
*   Tata Steel Thailand PCL....................................................  48,610,300    1,105,953       0.0%
*   Thai Airways International PCL.............................................  18,032,611    6,892,489       0.0%
*   Thai Carbon Black PCL......................................................     441,000      337,790       0.0%
    Thai Oil PCL...............................................................  12,109,700   21,489,988       0.1%
    Thai Rayon PCL.............................................................      58,700       46,298       0.0%
    Thai Stanley Electric PCL(B01GKK6).........................................     174,600    1,048,712       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
THAILAND -- (Continued)
    Thai Stanley Electric PCL(B01GKM8).........................................      43,100 $    258,875       0.0%
    Thai Wacoal PCL............................................................      85,000      128,925       0.0%
    Thanachart Capital PCL.....................................................  10,803,400   11,142,594       0.1%
    Thitikorn PCL..............................................................     962,200      297,723       0.0%
    Thoresen Thai Agencies PCL.................................................  19,449,978    7,906,255       0.1%
    Tipco Asphalt PCL..........................................................   2,958,000    1,417,758       0.0%
    Tisco Financial Group PCL..................................................   2,168,500    2,976,630       0.0%
    TMB Bank PCL...............................................................  39,524,000    3,117,318       0.0%
    Total Access Communication PCL.............................................   2,754,780    7,249,421       0.1%
    TPI Polene PCL............................................................. 160,396,840   14,110,445       0.1%
    Vanachai Group PCL.........................................................  10,240,920    2,469,750       0.0%
    Vinythai PCL...............................................................   6,688,917    2,069,679       0.0%
                                                                                            ------------       ---
TOTAL THAILAND.................................................................              575,989,293       3.0%
                                                                                            ------------       ---
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A..........................................   1,072,051    2,803,031       0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S.....................................     152,622      609,259       0.0%
    Akbank TAS.................................................................  14,433,710   42,053,197       0.2%
#*  Akenerji Elektrik Uretim A.S...............................................   3,844,893    1,595,797       0.0%
#   Akfen Holding A.S..........................................................     839,567    2,110,501       0.0%
    Aksa Akrilik Kimya Sanayii AS..............................................   1,649,556    6,662,383       0.1%
    Aksigorta A.S..............................................................     877,125      781,237       0.0%
#   Alarko Holding A.S.........................................................   1,562,507    2,378,949       0.0%
#   Albaraka Turk Katilim Bankasi A.S..........................................   3,760,873    2,431,450       0.0%
    Anadolu Anonim Turk Sigorta Sirketi........................................   4,326,842    2,232,013       0.0%
#   Anadolu Cam Sanayii A.S....................................................   2,713,171    1,999,497       0.0%
#*  Anadolu Efes Biracilik Ve Malt Sanayii A.S.................................     228,609    1,924,545       0.0%
#   Aygaz A.S..................................................................   1,020,159    3,738,163       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S...................................     457,094    1,261,654       0.0%
*   Bolu Cimento Sanayii A.S...................................................     753,805    1,565,448       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................     888,582    2,376,023       0.0%
#*  Boyner Perakende Ve Tekstil Yatirimlari AS.................................      40,468      966,707       0.0%
    Cimsa Cimento Sanayi VE Ticaret AS.........................................      44,379      272,301       0.0%
#*  Deva Holding A.S...........................................................     393,139      375,301       0.0%
#*  Dogan Sirketler Grubu Holding A.S..........................................  16,834,393    3,838,495       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S...................................     231,982      993,185       0.0%
    EGE Seramik Sanayi ve Ticaret A.S..........................................   1,369,272    2,059,809       0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S..   1,771,651    1,883,359       0.0%
#   Enka Insaat ve Sanayi A.S..................................................     236,406      508,108       0.0%
    Eregli Demir ve Celik Fabrikalari TAS......................................  24,473,976   41,300,205       0.2%
    Gentas Genel Metal Sanayi ve Ticaret A.S...................................     331,018      169,416       0.0%
*   Global Yatirim Holding A.S.................................................   3,790,568    3,629,133       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S........................      20,414      581,222       0.0%
#*  GSD Holding AS.............................................................   4,585,286    2,606,313       0.0%
#*  Hurriyet Gazetecilik ve Matbaacilik AS.....................................   3,737,714    1,032,823       0.0%
*   Ihlas EV Aletleri..........................................................          --           --       0.0%
#*  Ihlas Holding A.S..........................................................  12,700,332    1,283,605       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS........................   1,771,050    2,215,007       0.0%
    Is Finansal Kiralama A.S...................................................   2,631,887    1,032,878       0.0%
    Is Yatirim Menkul Degerler A.S. Class A....................................     481,784      208,714       0.0%
#*  Izmir Demir Celik Sanayi A.S...............................................     412,878      403,519       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A................   1,700,143    1,526,360       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                             PERCENTAGE
                                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                                ---------- --------------- ---------------
TURKEY -- (Continued)
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................          1 $             1       0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.....................................  1,409,780         890,847       0.0%
#   KOC Holding A.S............................................................  6,840,631      32,353,660       0.2%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S..............................  1,412,866       1,524,576       0.0%
#*  Menderes Tekstil Sanayi ve Ticaret A.S.....................................  1,017,777         258,638       0.0%
*   Metro Ticari ve Mali Yatirimlar Holding A.S................................  4,462,291       1,670,816       0.0%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S......................    474,529         670,406       0.0%
#*  Parsan Makina Parcalari Sanayi AS..........................................     35,451          63,403       0.0%
    Pinar Entegre Et ve Un Sanayi A.S..........................................    343,247       1,240,663       0.0%
    Pinar SUT Mamulleri Sanayii A.S............................................     79,239         762,293       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S......................................      5,859              --       0.0%
*   Sabah Yayincilik...........................................................     31,938              --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.........................  1,345,000       1,590,506       0.0%
#*  Sasa Polyester Sanayi A.S..................................................  2,315,248       2,112,167       0.0%
*   Sekerbank TAS..............................................................  8,314,708       5,580,256       0.1%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S...................................  2,649,433       2,754,427       0.0%
#   Soda Sanayii A.S...........................................................  2,138,886       5,212,853       0.0%
#*  Tekfen Holding A.S.........................................................  1,964,030       3,670,728       0.0%
#*  Tekstil Bankasi A.S........................................................  1,683,023       1,291,711       0.0%
#   Trakya Cam Sanayi A.S......................................................  5,565,250       6,700,077       0.1%
*   Turcas Petrol A.S..........................................................         --              --       0.0%
*   Turk Hava Yollari AO....................................................... 12,505,708      41,484,240       0.2%
    Turkiye Garanti Bankasi A.S................................................     95,402         303,545       0.0%
#   Turkiye Is Bankasi......................................................... 20,150,574      45,310,087       0.3%
#   Turkiye Sinai Kalkinma Bankasi A.S.........................................  8,564,505       6,464,923       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S........................................ 10,885,772      13,910,922       0.1%
#   Turkiye Vakiflar Bankasi Tao...............................................  9,463,634      16,790,543       0.1%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S....................................     20,768          98,795       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S....................................  1,948,645       4,026,273       0.0%
#   Yapi ve Kredi Bankasi A.S..................................................  8,878,932      13,902,426       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S...........................................  1,130,962         872,081       0.0%
                                                                                           ---------------      ----
TOTAL TURKEY...................................................................                354,921,470       1.8%
                                                                                           ---------------      ----
TOTAL COMMON STOCKS............................................................             18,711,847,188      96.5%
                                                                                           ---------------      ----
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    Alpargatas SA..............................................................     27,700          91,109       0.0%
    Banco ABC Brasil SA........................................................  1,160,240       4,967,589       0.0%
    Banco Daycoval SA..........................................................    645,148       1,715,141       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B............................  1,057,568       4,103,278       0.0%
*   Banco Industrial e Comercial SA............................................  1,675,900       4,143,930       0.0%
    Banco Pan SA...............................................................  1,995,292       1,145,673       0.0%
    Banco Pine SA..............................................................    436,030         756,878       0.0%
    Banco Sofisa SA............................................................    580,800         452,041       0.0%
    Braskem SA Class A.........................................................  2,149,197       8,987,830       0.0%
    Cia Ferro Ligas da Bahia--Ferbasa..........................................    906,134       2,411,987       0.0%
    Eucatex SA Industria e Comercio............................................    353,288         410,398       0.0%
    Gerdau SA..................................................................  4,131,499      13,781,034       0.1%
    Grazziotin SA..............................................................      2,400          12,028       0.0%
    Marcopolo SA...............................................................  2,533,671       2,337,777       0.0%
    Parana Banco SA............................................................    117,300         455,504       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA..................................................... 19,497,904 $ 84,451,334       0.4%
*   Petroleo Brasileiro SA Sponsored ADR....................................... 21,247,784  184,430,765       1.0%
    Randon Participacoes SA....................................................  2,401,100    3,187,706       0.0%
    Suzano Papel e Celulose SA Class A.........................................  7,767,371   38,927,729       0.2%
    Unipar Carbocloro SA Class B...............................................    925,874    1,367,476       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A.............................  6,661,726   13,199,855       0.1%
    Vale SA.................................................................... 29,350,500  176,807,307       0.9%
#   Vale SA Sponsored ADR...................................................... 14,557,802   88,074,702       0.5%
                                                                                           ------------       ---
TOTAL BRAZIL...................................................................             636,219,071       3.2%
                                                                                           ------------       ---
COLOMBIA -- (0.1%)
    Grupo Argos SA.............................................................     26,192      199,244       0.0%
    Grupo de Inversiones Suramericana SA.......................................    886,026   13,204,837       0.1%
                                                                                           ------------       ---
TOTAL COLOMBIA.................................................................              13,404,081       0.1%
                                                                                           ------------       ---
TOTAL PREFERRED STOCKS.........................................................             649,623,152       3.3%
                                                                                           ------------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   PDG Realty SA Empreendimentos e Participacoes Rights 05/18/15.............. 13,316,346      397,773       0.0%
                                                                                           ------------       ---
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16.....................  1,473,281      129,259       0.0%
                                                                                           ------------       ---
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17.........................     82,000          823       0.0%
                                                                                           ------------       ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 12/31/15.......................    178,635       23,323       0.0%
*   Eastern & Oriental Bhd Warrants 07/21/19...................................  1,830,337      190,152       0.0%
*   KNM Group Bhd Warrants 04/20/21............................................  3,022,732      178,232       0.0%
                                                                                           ------------       ---
TOTAL MALAYSIA.................................................................                 391,707       0.0%
                                                                                           ------------       ---
SOUTH AFRICA -- (0.0%)
*   Northam Platinum Ltd. Rights...............................................    792,302       13,986       0.0%
                                                                                           ------------       ---
SOUTH KOREA -- (0.0%)
*   Hyunjin Materials Co., Ltd. Rights 05/28/15................................     16,016       16,211       0.0%
*   Lotte Non-Life Insurance Co., Ltd. Rights 06/04/15.........................     78,401       32,911       0.0%
*   Paik Kwang Industrial Co., Ltd. Rights 05/28/15............................     46,646       25,020       0.0%
                                                                                           ------------       ---
TOTAL SOUTH KOREA..............................................................                  74,142       0.0%
                                                                                           ------------       ---
THAILAND -- (0.0%)
*   Thoresen Thai Agencies PCL Warrants 02/28/19...............................  1,395,169      102,421       0.0%
                                                                                           ------------       ---
TOTAL RIGHTS/WARRANTS..........................................................               1,110,111       0.0%
                                                                                           ------------       ---

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT                      PERCENTAGE
                                                                               (000)        VALUE+      OF NET ASSETS**
                                                                            ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@ DFA Short Term Investment Fund........................................ 123,477,584 $ 1,428,635,642        7.4%
                                                                                        ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $19,660,936,590).......................             $20,791,216,093      107.2%
                                                                                        ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------------
                                  LEVEL 1         LEVEL 2         LEVEL 3      TOTAL
                               -------------- --------------- ----------- ---------------
Common Stocks
   Brazil..................... $1,105,689,225              --     --      $ 1,105,689,225
   Chile......................    312,485,118              --     --          312,485,118
   China......................    268,610,292 $ 3,099,665,831     --        3,368,276,123
   Colombia...................     33,660,713              --     --           33,660,713
   Czech Republic.............             --      49,374,494     --           49,374,494
   Greece.....................             --      14,646,197     --           14,646,197
   Hungary....................             --      90,394,421     --           90,394,421
   India......................    211,860,211   1,481,132,567     --        1,692,992,778
   Indonesia..................      5,095,600     503,895,713     --          508,991,313
   Israel.....................             --           2,636     --                2,636
   Malaysia...................             --     748,363,794     --          748,363,794
   Mexico.....................  1,167,059,786         184,114     --        1,167,243,900
   Philippines................             --     238,593,563     --          238,593,563
   Poland.....................             --     416,805,543     --          416,805,543
   Russia.....................        598,052     437,246,467     --          437,844,519
   South Africa...............    198,279,924   1,384,195,372     --        1,582,475,296
   South Korea................    333,553,733   2,617,655,360     --        2,951,209,093
   Spain......................      7,894,495              --     --            7,894,495
   Taiwan.....................     46,897,764   3,007,095,440     --        3,053,993,204
   Thailand...................    575,989,293              --     --          575,989,293
   Turkey.....................             --     354,921,470     --          354,921,470
Preferred Stocks
   Brazil.....................    636,219,071              --     --          636,219,071
   Colombia...................     13,404,081              --     --           13,404,081
Rights/Warrants
   Brazil.....................             --         397,773     --              397,773
   China......................             --         129,259     --              129,259
   Indonesia..................             --             823     --                  823
   Malaysia...................             --         391,707     --              391,707
   South Africa...............             --          13,986     --               13,986
   South Korea................             --          74,142     --               74,142
   Thailand...................             --         102,421     --              102,421
Securities Lending Collateral.             --   1,428,635,642     --        1,428,635,642
                               -------------- ---------------     --      ---------------
TOTAL......................... $4,917,297,358 $15,873,918,735     --      $20,791,216,093
                               ============== ===============     ==      ===============

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:    /s/ David G. Booth
       --------------------------------
       David G. Booth
       Chairman, Trustee, President and
       Co-Chief Executive Officer

Date:  July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       ---------------------------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Emerging Markets Value Fund

Date:  July 8, 2015

By:    /s/ David R. Martin
       ---------------------------------------
       David R. Martin
       Principal Financial Officer
       Dimensional Emerging Markets Value Fund

Date:  July 8, 2015